UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05017
 Ivy Variable Insurance Portfolios
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Nomura VIP Asset Strategy Series
(formerly, Macquarie VIP Asset Strategy Series)
Standard Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Asset Strategy Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$29	0.57%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$580,251,270
Total number of portfolio holdings*	405
Total net advisory fees paid (during reporting period)	$1,420,751
Portfolio turnover rate	39%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	60.46%
Corporate Bonds	9.33%
Agency Mortgage-Backed Securities	7.32%
Bullion	6.56%
Exchange-Traded Funds	5.36%
US Treasury Obligations	3.24%
Non-Agency Commercial Mortgage-Backed Securities	3.13%
Non-Agency Asset-Backed Securities	1.17%
Non-Agency Collateralized Mortgage Obligations	1.09%
Collateralized Loan Obligations	0.59%
Top 10 equity holdings
NVIDIA	3.63%
Taiwan Semiconductor Manufacturing	3.61%
Apple	2.04%
KLA	1.98%
Alphabet Class A	1.71%
Eli Lilly & Co.	1.65%
SK hynix	1.60%
Microsoft	1.47%
Alimentation Couche-Tard	1.41%
Amazon.com	1.35%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H646-0826

Nomura VIP Asset Strategy Series
(formerly, Macquarie VIP Asset Strategy Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Asset Strategy Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$42	0.82%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$580,251,270
Total number of portfolio holdings*	405
Total net advisory fees paid (during reporting period)	$1,420,751
Portfolio turnover rate	39%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	60.46%
Corporate Bonds	9.33%
Agency Mortgage-Backed Securities	7.32%
Bullion	6.56%
Exchange-Traded Funds	5.36%
US Treasury Obligations	3.24%
Non-Agency Commercial Mortgage-Backed Securities	3.13%
Non-Agency Asset-Backed Securities	1.17%
Non-Agency Collateralized Mortgage Obligations	1.09%
Collateralized Loan Obligations	0.59%
Top 10 equity holdings
NVIDIA	3.63%
Taiwan Semiconductor Manufacturing	3.61%
Apple	2.04%
KLA	1.98%
Alphabet Class A	1.71%
Eli Lilly & Co.	1.65%
SK hynix	1.60%
Microsoft	1.47%
Alimentation Couche-Tard	1.41%
Amazon.com	1.35%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H109-0826

Nomura VIP Balanced Series
(formerly, Macquarie VIP Balanced Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Balanced Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$52	1.02%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$223,068,287
Total number of portfolio holdings*	396
Total net advisory fees paid (during reporting period)	$699,359
Portfolio turnover rate	42%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	60.64%
Corporate Bonds	10.74%
Agency Mortgage-Backed Securities	8.16%
Exchange-Traded Funds	7.53%
US Treasury Obligations	4.78%
Non-Agency Commercial Mortgage-Backed Securities	3.50%
Non-Agency Collateralized Mortgage Obligations	1.20%
Non-Agency Asset-Backed Securities	1.11%
Agency Commercial Mortgage-Backed Securities	0.24%
Agency Collateralized Mortgage Obligations	0.20%
Top 10 equity holdings
NVIDIA	4.00%
Apple	3.37%
Taiwan Semiconductor Manufacturing ADR	3.29%
Applied Materials	2.27%
Alphabet Class A	2.22%
Howmet Aerospace	2.18%
Seagate Technology Holdings	2.16%
Microsoft	2.13%
Alphabet Class C	1.97%
Advanced Micro Devices	1.89%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H208-0826

Nomura VIP Core Equity Series
(formerly, Macquarie VIP Core Equity Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Core Equity Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$50	0.95%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$712,337,473
Total number of portfolio holdings*	48
Total net advisory fees paid (during reporting period)	$2,214,065
Portfolio turnover rate	28%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	35.38%
Industrials	17.41%
Financials	15.84%
Communication Services	8.38%
Healthcare	7.20%
Consumer Discretionary	5.26%
Utilities	2.87%
Consumer Staples	2.22%
Materials	2.02%
Energy	1.20%

Top 10 equity holdings
Alphabet Class A	6.77%
NVIDIA	6.46%
Apple	5.43%
Taiwan Semiconductor Manufacturing ADR	5.30%
Applied Materials	3.66%
Howmet Aerospace	3.52%
Seagate Technology Holdings	3.48%
Microsoft	3.47%
Advanced Micro Devices	3.05%
Amazon.com	3.03%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5784252)
TSSR-46600H406-0826

Nomura VIP Corporate Bond Series
(formerly, Macquarie VIP Corporate Bond Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Corporate Bond Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$39	0.78%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$390,237,786
Total number of portfolio holdings*	249
Total net advisory fees paid (during reporting period)	$875,855
Portfolio turnover rate	113%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	23.81%
Electric	9.79%
Consumer Non-Cyclical	8.33%
Communications	8.03%
Energy	7.14%
Technology	7.04%
Finance Companies	6.52%
Capital Goods	4.98%
Insurance	4.55%
Consumer Cyclical	4.14%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5784252)
TSSR-46600H307-0826

Nomura VIP Energy Series
(formerly, Macquarie VIP Energy Series)
Standard Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Energy Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$46	0.85%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$89,784,832
Total number of portfolio holdings*	36
Total net advisory fees paid (during reporting period)	$346,296
Portfolio turnover rate	48%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Oil & Gas Exploration & Production	48.68%
Integrated Oil & Gas	20.77%
Oil & Gas Equipment & Services	12.59%
Coal & Consumable Fuels	5.33%
Oil & Gas Refining & Marketing	2.62%
Oil & Gas Drilling	2.29%
Electrical Components & Equipment	1.57%
Heavy Electrical Equipment	0.80%
Independent Power Producers & Energy Traders	0.57%

Top 10 equity holdings
Canadian Natural Resources	5.92%
Ovintiv	5.73%
Diamondback Energy	5.68%
Permian Resources Class A	5.63%
ConocoPhillips	5.57%
Exxon Mobil	5.31%
BP ADR	4.86%
SLB	4.81%
Expand Energy	4.74%
TotalEnergies	4.15%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H638-0826

Nomura VIP Energy Series
(formerly, Macquarie VIP Energy Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Energy Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$59	1.10%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$89,784,832
Total number of portfolio holdings*	36
Total net advisory fees paid (during reporting period)	$346,296
Portfolio turnover rate	48%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Oil & Gas Exploration & Production	48.68%
Integrated Oil & Gas	20.77%
Oil & Gas Equipment & Services	12.59%
Coal & Consumable Fuels	5.33%
Oil & Gas Refining & Marketing	2.62%
Oil & Gas Drilling	2.29%
Electrical Components & Equipment	1.57%
Heavy Electrical Equipment	0.80%
Independent Power Producers & Energy Traders	0.57%

Top 10 equity holdings
Canadian Natural Resources	5.92%
Ovintiv	5.73%
Diamondback Energy	5.68%
Permian Resources Class A	5.63%
ConocoPhillips	5.57%
Exxon Mobil	5.31%
BP ADR	4.86%
SLB	4.81%
Expand Energy	4.74%
TotalEnergies	4.15%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H604-0826

Nomura VIP Global Growth Series
(formerly, Macquarie VIP Global Growth Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Global Growth Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$54	1.04%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$167,068,310
Total number of portfolio holdings*	57
Total net advisory fees paid (during reporting period)	$506,906
Portfolio turnover rate	24%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
United States	63.42%
Taiwan	5.90%
United Kingdom	3.13%
India	2.94%
France	2.68%
South Korea	2.63%
Japan	2.48%
Canada	2.30%
Denmark	2.18%
Spain	2.15%

Sector allocation*
Information Technology	30.16%
Financials	15.16%
Industrials	13.74%
Healthcare	9.68%
Consumer Discretionary	9.26%
Communication Services	7.64%
Consumer Staples	5.99%
Materials	3.90%
Energy	1.72%
Utilities	1.58%

Top 10 equity holdings
NVIDIA	5.93%
Taiwan Semiconductor Manufacturing	5.90%
Apple	3.34%
KLA	3.22%
Alphabet Class A	2.79%
Eli Lilly & Co.	2.68%
SK hynix	2.63%
Microsoft	2.40%
Alimentation Couche-Tard	2.30%
Amazon.com	2.20%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5784252)
TSSR-46600H877-0826

Nomura VIP Growth Series
(formerly, Macquarie VIP Growth Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Growth Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$50	1.01%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$476,381,389
Total number of portfolio holdings*	35
Total net advisory fees paid (during reporting period)	$1,615,552
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	47.27%
Healthcare	13.59%
Financials	12.85%
Communication Services	9.86%
Industrials	7.45%
Consumer Discretionary	7.07%
Materials	1.49%
Consumer Staples	0.16%

Top 10 equity holdings
NVIDIA	15.64%
Apple	8.61%
Microsoft	7.76%
Alphabet Class A	7.11%
Advanced Micro Devices	5.15%
Amazon.com	5.08%
Visa Class A	4.88%
Eli Lilly & Co.	4.82%
Taiwan Semiconductor Manufacturing ADR	4.00%
Broadcom	3.22%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H802-0826

Nomura VIP High Income Series
(formerly, Macquarie VIP High Income Series)
Standard Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP High Income Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$34	0.68%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$751,439,110
Total number of portfolio holdings*	643
Total net advisory fees paid (during reporting period)	$2,321,045
Portfolio turnover rate	52%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Energy	12.78%
Media	9.46%
Basic Industry	9.02%
Healthcare	8.65%
Capital Goods	6.82%
Telecommunications	6.63%
Financial Services	6.49%
Leisure	5.33%
Electric	4.99%
Services	4.47%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H620-0826

Nomura VIP High Income Series
(formerly, Macquarie VIP High Income Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP High Income Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$46	0.93%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$751,439,110
Total number of portfolio holdings*	643
Total net advisory fees paid (during reporting period)	$2,321,045
Portfolio turnover rate	52%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Energy	12.78%
Media	9.46%
Basic Industry	9.02%
Healthcare	8.65%
Capital Goods	6.82%
Telecommunications	6.63%
Financial Services	6.49%
Leisure	5.33%
Electric	4.99%
Services	4.47%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H885-0826

Nomura VIP International Core Equity Series
(formerly, Macquarie VIP International Core Equity Series)
Standard Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP International Core Equity Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$45	0.86%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$765,853,802
Total number of portfolio holdings*	46
Total net advisory fees paid (during reporting period)	$2,882,682
Portfolio turnover rate	66%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
Japan	12.33%
Netherlands	10.72%
United States	9.47%
Taiwan	9.20%
Germany	7.83%
South Korea	7.33%
Brazil	5.84%
United Kingdom	5.28%
India	5.12%
Canada	4.05%

Sector allocation*
Information Technology	23.83%
Financials	20.18%
Industrials	17.10%
Healthcare	9.06%
Consumer Discretionary	8.33%
Consumer Staples	5.02%
Materials	4.45%
Communication Services	4.23%
Energy	3.00%
Utilities	1.96%
Real Estate	1.15%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.20%
Samsung Electronics	4.08%
ASML Holding	4.07%
ING Groep	3.38%
Daikin Industries	3.33%
SK hynix	3.25%
SMC	3.16%
Banco Bilbao Vizcaya Argentaria	3.14%
Mitsubishi UFJ Financial Group	3.01%
Barclays	2.94%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H562-0826

Nomura VIP International Core Equity Series
(formerly, Macquarie VIP International Core Equity Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP International Core Equity Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$58	1.11%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$765,853,802
Total number of portfolio holdings*	46
Total net advisory fees paid (during reporting period)	$2,882,682
Portfolio turnover rate	66%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
Japan	12.33%
Netherlands	10.72%
United States	9.47%
Taiwan	9.20%
Germany	7.83%
South Korea	7.33%
Brazil	5.84%
United Kingdom	5.28%
India	5.12%
Canada	4.05%

Sector allocation*
Information Technology	23.83%
Financials	20.18%
Industrials	17.10%
Healthcare	9.06%
Consumer Discretionary	8.33%
Consumer Staples	5.02%
Materials	4.45%
Communication Services	4.23%
Energy	3.00%
Utilities	1.96%
Real Estate	1.15%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.20%
Samsung Electronics	4.08%
ASML Holding	4.07%
ING Groep	3.38%
Daikin Industries	3.33%
SK hynix	3.25%
SMC	3.16%
Banco Bilbao Vizcaya Argentaria	3.14%
Mitsubishi UFJ Financial Group	3.01%
Barclays	2.94%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H869-0826

Nomura VIP Limited-Term Bond Series
(formerly, Macquarie VIP Limited-Term Bond Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Limited-Term Bond Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$39	0.79%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$128,917,523
Total number of portfolio holdings*	161
Total net advisory fees paid (during reporting period)	$247,095
Portfolio turnover rate	118%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
US Treasury Obligations	50.23%
Corporate Bonds	22.44%
Non-Agency Asset-Backed Securities	8.21%
Agency Mortgage-Backed Securities	6.72%
Collateralized Loan Obligations	5.32%
Non-Agency Collateralized Mortgage Obligations	4.20%
Non-Agency Commercial Mortgage-Backed Securities	0.66%
Sovereign Bond	0.26%
Government Agency Obligation	0.16%
Agency Collateralized Mortgage Obligations	0.15%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5784252)
TSSR-46600H687-0826

Nomura VIP Mid Cap Growth Series
(formerly, Macquarie VIP Mid Cap Growth Series)
Standard Class
Semiannual shareholder report | June 30, 2026

This semiannual shareholder report contains important information about Nomura VIP Mid Cap Growth Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$43	0.85%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$377,281,848
Total number of portfolio holdings*	61
Total net advisory fees paid (during reporting period)	$1,408,213
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	27.70%
Industrials	25.54%
Healthcare	17.22%
Consumer Discretionary	15.59%
Financials	4.02%
Materials	1.97%
Real Estate	1.72%
Consumer Staples	1.53%
Communication Services	1.13%

Top 10 equity holdings
Cloudflare Class A	3.58%
Monolithic Power Systems	3.51%
IDEXX Laboratories	3.33%
Sterling Infrastructure	3.04%
Snowflake Class A	2.81%
Fastenal	2.55%
Datadog Class A	2.54%
Edwards Lifesciences	2.45%
Novanta	2.34%
SPX Technologies	2.16%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H596-0826

Nomura VIP Mid Cap Growth Series
(formerly, Macquarie VIP Mid Cap Growth Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Mid Cap Growth Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$56	1.10%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$377,281,848
Total number of portfolio holdings*	61
Total net advisory fees paid (during reporting period)	$1,408,213
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	27.70%
Industrials	25.54%
Healthcare	17.22%
Consumer Discretionary	15.59%
Financials	4.02%
Materials	1.97%
Real Estate	1.72%
Consumer Staples	1.53%
Communication Services	1.13%

Top 10 equity holdings
Cloudflare Class A	3.58%
Monolithic Power Systems	3.51%
IDEXX Laboratories	3.33%
Sterling Infrastructure	3.04%
Snowflake Class A	2.81%
Fastenal	2.55%
Datadog Class A	2.54%
Edwards Lifesciences	2.45%
Novanta	2.34%
SPX Technologies	2.16%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H851-0826

Nomura VIP Natural Resources Series
(formerly, Macquarie VIP Natural Resources Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Natural Resources Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$61	1.19%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$97,268,316
Total number of portfolio holdings*	43
Total net advisory fees paid (during reporting period)	$408,550
Portfolio turnover rate	61%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Oil & Gas Exploration & Production	23.97%
Gold	11.01%
Diversified Metals & Mining	8.50%
Fertilizers & Agricultural Chemicals	8.42%
Coal & Consumable Fuels	5.74%
Integrated Oil & Gas	5.41%
Steel	5.08%
Paper Packaging	4.83%
Forest Products	3.82%
Oil & Gas Equipment & Services	3.82%

Top 10 equity holdings
Nutrien	4.87%
Diamondback Energy	4.16%
Canadian Natural Resources	4.10%
Ovintiv	3.98%
CRH	3.67%
BP ADR	3.25%
Glencore	3.18%
Core Natural Resources	3.03%
Hudbay Minerals	2.97%
Steel Dynamics	2.95%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H703-0826

Nomura VIP Pathfinder Aggressive Series
(formerly, Macquarie VIP Pathfinder Aggressive Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Pathfinder Aggressive Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$9	0.17%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$50,890,877
Total number of portfolio holdings*	11
Total net advisory fees paid (during reporting period)	$0
Portfolio turnover rate	27%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	77.70%
Fixed Income Funds	9.44%
Global / International Equity Fund	26.79%
US Equity Funds	41.47%
Affiliated Exchange-Traded Funds	22.11%
Top 10 underlying funds
Nomura VIP International Core Equity Series – Standard Class	26.79%
Nomura VIP Core Equity Series – Service Class	23.93%
Nomura VIP Growth and Income Series – Standard Class	9.78%
Nomura Transformational Technologies ETF	9.45%
Nomura Focused Large Growth ETF	8.79%
Nomura VIP Corporate Bond Series – Service Class	8.23%
Nomura VIP Smid Cap Core Series – Service Class	5.47%
Nomura Focused International Core ETF	3.87%
Nomura VIP Value Series – Service Class	2.29%
Nomura VIP Limited-Term Bond Series – Service Class	0.97%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5779450)
TSSR-46600H752-0826

Nomura VIP Pathfinder Conservative Series
(formerly, Macquarie VIP Pathfinder Conservative Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Pathfinder Conservative Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$7	0.14%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$60,666,018
Total number of portfolio holdings*	11
Total net advisory fees paid (during reporting period)	$0
Portfolio turnover rate	22%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	84.15%
Fixed Income Funds	48.74%
Global / International Equity Fund	9.05%
US Equity Funds	26.36%
Affiliated Exchange-Traded Funds	15.67%
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	30.00%
Nomura VIP Limited-Term Bond Series – Service Class	17.51%
Nomura VIP Core Equity Series – Service Class	16.15%
Nomura VIP International Core Equity Series – Standard Class	9.05%
Nomura Transformational Technologies ETF	7.43%
Nomura Focused Large Growth ETF	6.91%
Nomura VIP Growth and Income Series – Standard Class	5.35%
Nomura VIP Smid Cap Core Series – Service Class	3.70%
Nomura Focused International Core ETF	1.33%
Nomura VIP High Income Series – Standard Class	1.23%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5779450)
TSSR-46600H711-0826

Nomura VIP Pathfinder Moderate Series
(formerly, Macquarie VIP Pathfinder Moderate Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Pathfinder Moderate Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$3	0.06%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$351,911,633
Total number of portfolio holdings*	11
Total net advisory fees paid (during reporting period)	$0
Portfolio turnover rate	24%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	81.03%
Fixed Income Funds	29.02%
Global / International Equity Fund	17.99%
US Equity Funds	34.02%
Affiliated Exchange-Traded Funds	18.74%
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	20.20%
Nomura VIP Core Equity Series – Service Class	20.10%
Nomura VIP International Core Equity Series – Standard Class	17.99%
Nomura Transformational Technologies ETF	8.36%
Nomura VIP Limited-Term Bond Series – Service Class	8.08%
Nomura Focused Large Growth ETF	7.77%
Nomura VIP Growth and Income Series – Standard Class	7.59%
Nomura VIP Smid Cap Core Series – Service Class	4.60%
Nomura Focused International Core ETF	2.61%
Nomura VIP Value Series – Service Class	1.73%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5779450)
TSSR-46600H737-0826

Nomura VIP Pathfinder Moderately Aggressive Series
(formerly, Macquarie VIP Pathfinder Moderately Aggressive Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Pathfinder Moderately Aggressive Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$3	0.05%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$436,486,778
Total number of portfolio holdings*	11
Total net advisory fees paid (during reporting period)	$0
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	79.46%
Fixed Income Funds	19.19%
Global / International Equity Fund	22.41%
US Equity Funds	37.86%
Affiliated Exchange-Traded Funds	20.31%
Top 10 underlying funds
Nomura VIP International Core Equity Series – Standard Class	22.41%
Nomura VIP Core Equity Series – Service Class	22.02%
Nomura VIP Corporate Bond Series – Service Class	15.06%
Nomura Transformational Technologies ETF	8.85%
Nomura VIP Growth and Income Series – Standard Class	8.74%
Nomura Focused Large Growth ETF	8.22%
Nomura VIP Smid Cap Core Series – Service Class	5.09%
Nomura VIP Limited-Term Bond Series – Service Class	3.64%
Nomura Focused International Core ETF	3.24%
Nomura VIP Value Series – Service Class	2.01%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5779450)
TSSR-46600H745-0826

Nomura VIP Pathfinder Moderately Conservative Series
(formerly, Macquarie VIP Pathfinder Moderately Conservative Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Pathfinder Moderately Conservative Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$5	0.10%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$108,773,632
Total number of portfolio holdings*	11
Total net advisory fees paid (during reporting period)	$0
Portfolio turnover rate	23%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	82.66%
Fixed Income Funds	38.94%
Global / International Equity Fund	13.55%
US Equity Funds	30.17%
Affiliated Exchange-Traded Funds	17.12%
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	25.24%
Nomura VIP Core Equity Series – Service Class	18.17%
Nomura VIP International Core Equity Series – Standard Class	13.55%
Nomura VIP Limited-Term Bond Series – Service Class	12.72%
Nomura Transformational Technologies ETF	7.85%
Nomura Focused Large Growth ETF	7.30%
Nomura VIP Growth and Income Series – Standard Class	6.44%
Nomura VIP Smid Cap Core Series – Service Class	4.11%
Nomura Focused International Core ETF	1.97%
Nomura VIP Value Series – Service Class	1.45%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5779450)
TSSR-46600H729-0826

Nomura VIP Pathfinder Moderate – Managed Volatility Series
(formerly, Macquarie VIP Pathfinder Moderate – Managed Volatility Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Pathfinder Moderate – Managed Volatility Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$11	0.21%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$329,828,388
Total number of portfolio holdings*	11
Total net advisory fees paid (during reporting period)	$252,720
Portfolio turnover rate	24%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	79.52%
Fixed Income Funds	28.48%
Global / International Equity Fund	17.66%
US Equity Funds	33.38%
Affiliated Exchange-Traded Funds	18.51%
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	19.83%
Nomura VIP Core Equity Series – Service Class	19.73%
Nomura VIP International Core Equity Series – Standard Class	17.66%
Nomura Transformational Technologies ETF	8.26%
Nomura VIP Limited-Term Bond Series – Service Class	7.93%
Nomura Focused Large Growth ETF	7.68%
Nomura VIP Growth and Income Series – Standard Class	7.44%
Nomura VIP Smid Cap Core Series – Service Class	4.51%
Nomura Focused International Core ETF	2.57%
Nomura VIP Value Series – Service Class	1.70%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5779450)
TSSR-46600H679-0826

Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series
(formerly, Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$11	0.21%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$48,087,388
Total number of portfolio holdings*	11
Total net advisory fees paid (during reporting period)	$6,692
Portfolio turnover rate	27%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	78.15%
Fixed Income Funds	18.89%
Global / International Equity Fund	22.04%
US Equity Funds	37.22%
Affiliated Exchange-Traded Funds	19.90%
Top 10 underlying funds
Nomura VIP International Core Equity Series – Standard Class	22.04%
Nomura VIP Core Equity Series – Service Class	21.65%
Nomura VIP Corporate Bond Series – Service Class	14.82%
Nomura Transformational Technologies ETF	8.67%
Nomura VIP Growth and Income Series – Standard Class	8.59%
Nomura Focused Large Growth ETF	8.06%
Nomura VIP Smid Cap Core Series – Service Class	5.00%
Nomura VIP Limited-Term Bond Series – Service Class	3.59%
Nomura Focused International Core ETF	3.17%
Nomura VIP Value Series – Service Class	1.98%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5779450)
TSSR-46600H661-0826

Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series
(formerly, Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$11	0.21%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$19,188,357
Total number of portfolio holdings*	11
Total net advisory fees paid (during reporting period)	$0
Portfolio turnover rate	23%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	81.05%
Fixed Income Funds	38.18%
Global / International Equity Fund	13.30%
US Equity Funds	29.57%
Affiliated Exchange-Traded Funds	17.07%
Top 10 underlying funds
Nomura VIP Corporate Bond Series – Service Class	24.75%
Nomura VIP Core Equity Series – Service Class	17.81%
Nomura VIP International Core Equity Series – Standard Class	13.30%
Nomura VIP Limited-Term Bond Series – Service Class	12.47%
Nomura Transformational Technologies ETF	7.84%
Nomura Focused Large Growth ETF	7.29%
Nomura VIP Growth and Income Series – Standard Class	6.32%
Nomura VIP Smid Cap Core Series – Service Class	4.02%
Nomura Focused International Core ETF	1.94%
Nomura VIP Value Series – Service Class	1.42%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5779450)
TSSR-46600H653-0826

Nomura VIP Science and Technology Series
(formerly, Macquarie VIP Science and Technology Series)
Standard Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Science and Technology Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$54	0.90%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$1,039,958,434
Total number of portfolio holdings*	36
Total net advisory fees paid (during reporting period)	$3,802,297
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	69.88%
Communication Services	10.10%
Consumer Discretionary	9.71%
Industrials	4.74%
Healthcare	2.77%

Top 10 equity holdings
Advanced Micro Devices	7.52%
NVIDIA	6.54%
Lam Research	6.31%
Seagate Technology Holdings	6.00%
Taiwan Semiconductor Manufacturing ADR	5.98%
Apple	4.20%
Western Digital	4.15%
Broadcom	4.13%
Samsung Electronics	4.08%
Texas Instruments	3.86%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H588-0826

Nomura VIP Science and Technology Series
(formerly, Macquarie VIP Science and Technology Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Science and Technology Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$69	1.15%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$1,039,958,434
Total number of portfolio holdings*	36
Total net advisory fees paid (during reporting period)	$3,802,297
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	69.88%
Communication Services	10.10%
Consumer Discretionary	9.71%
Industrials	4.74%
Healthcare	2.77%

Top 10 equity holdings
Advanced Micro Devices	7.52%
NVIDIA	6.54%
Lam Research	6.31%
Seagate Technology Holdings	6.00%
Taiwan Semiconductor Manufacturing ADR	5.98%
Apple	4.20%
Western Digital	4.15%
Broadcom	4.13%
Samsung Electronics	4.08%
Texas Instruments	3.86%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H794-0826

Nomura VIP Small Cap Growth Series
(formerly, Macquarie VIP Small Cap Growth Series)
Standard Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Small Cap Growth Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$49	0.89%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$229,446,156
Total number of portfolio holdings*	80
Total net advisory fees paid (during reporting period)	$796,354
Portfolio turnover rate	58%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Healthcare	26.04%
Information Technology	23.68%
Industrials	18.71%
Financials	8.64%
Consumer Discretionary	7.59%
Energy	4.50%
Materials	3.84%
Consumer Staples	3.30%
Communication Services	2.22%

Top 10 equity holdings
Mirum Pharmaceuticals	2.34%
PriceSmart	2.18%
DigitalOcean Holdings	2.17%
FirstCash Holdings	2.08%
Kontoor Brands	2.07%
Agilysys	1.99%
Adaptive Biotechnologies	1.98%
Advanced Energy Industries	1.96%
Encompass Health	1.95%
A10 Networks	1.92%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H570-0826

Nomura VIP Small Cap Growth Series
(formerly, Macquarie VIP Small Cap Growth Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Small Cap Growth Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$63	1.14%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$229,446,156
Total number of portfolio holdings*	80
Total net advisory fees paid (during reporting period)	$796,354
Portfolio turnover rate	58%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Healthcare	26.04%
Information Technology	23.68%
Industrials	18.71%
Financials	8.64%
Consumer Discretionary	7.59%
Energy	4.50%
Materials	3.84%
Consumer Staples	3.30%
Communication Services	2.22%

Top 10 equity holdings
Mirum Pharmaceuticals	2.34%
PriceSmart	2.18%
DigitalOcean Holdings	2.17%
FirstCash Holdings	2.08%
Kontoor Brands	2.07%
Agilysys	1.99%
Adaptive Biotechnologies	1.98%
Advanced Energy Industries	1.96%
Encompass Health	1.95%
A10 Networks	1.92%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H786-0826

Nomura VIP Smid Cap Core Series
(formerly, Macquarie VIP Smid Cap Core Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Smid Cap Core Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$65	1.19%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$218,322,623
Total number of portfolio holdings*	124
Total net advisory fees paid (during reporting period)	$838,016
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Industrials	26.20%
Information Technology	17.15%
Financials	15.04%
Healthcare	12.48%
Consumer Discretionary	8.32%
Real Estate	4.99%
Energy	4.48%
Materials	3.80%
Consumer Staples	2.78%
Utilities	1.90%
Communication Services	1.51%

Top 10 equity holdings
Semtech	2.18%
MACOM Technology Solutions Holdings	1.94%
Ligand Pharmaceuticals	1.86%
Casey's General Stores	1.81%
East West Bancorp	1.78%
Axsome Therapeutics	1.70%
Astera Labs	1.69%
Axis Capital Holdings	1.58%
Ally Financial	1.53%
Liberty Energy	1.44%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5778168)
TSSR-46600H778-0826

Nomura VIP Value Series
(formerly, Macquarie VIP Value Series)
Service Class
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura VIP Value Series (Series) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$50	0.98%
^	Annualized.
Series statistics (as of June 30, 2026)
Series net assets	$138,584,100
Total number of portfolio holdings*	38
Total net advisory fees paid (during reporting period)	$463,793
Portfolio turnover rate	35%
*	Excludes cash and cash equivalents.

Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	18.60%
Information Technology	18.23%
Industrials	15.17%
Healthcare	10.64%
Consumer Discretionary	9.95%
Materials	6.10%
Consumer Staples	5.49%
Energy	5.46%
Communication Services	3.19%
Utilities	3.14%
Real Estate	3.00%

Top 10 equity holdings
Microsoft	4.01%
Carrier Global	3.64%
Amazon.com	3.37%
PPG Industries	3.26%
Wells Fargo & Co.	3.24%
Alphabet Class A	3.19%
Teledyne Technologies	3.18%
Progressive	3.17%
Bank of America	3.16%
Duke Energy	3.14%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/vip-literature.
(5784252)
TSSR-46600H760-0826

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Ivy Variable Insurance Portfolios
Nomura VIP Asset Strategy Series
(formerly, Macquarie VIP Asset Strategy Series)
Nomura VIP Balanced Series
(formerly, Macquarie VIP Balanced Series)
Nomura VIP Energy Series
(formerly, Macquarie VIP Energy Series)
Nomura VIP Growth Series
(formerly, Macquarie VIP Growth Series)
Nomura VIP High Income Series
(formerly, Macquarie VIP High Income Series)
Nomura VIP International Core Equity Series
(formerly, Macquarie VIP International Core Equity Series)
Nomura VIP Mid Cap Growth Series
(formerly, Macquarie VIP Mid Cap Growth Series)
Nomura VIP Natural Resources Series
(formerly, Macquarie VIP Natural Resources Series)
Nomura VIP Science and Technology Series
(formerly, Macquarie VIP Science and Technology Series)
Nomura VIP Small Cap Growth Series
(formerly, Macquarie VIP Small Cap Growth Series)
Nomura VIP Smid Cap Core Series
(formerly, Macquarie VIP Smid Cap Core Series)
Financial statements and other information
For the six months ended June 30, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Series’ Form N-PORT, as well as a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Series’ most recent Form N-PORT are available without charge on the Series’ website at nomuraassetmanagement.com/vip-literature.
Information (if any) regarding how each Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.

Consolidated schedule of investments
Nomura VIP Asset Strategy Series
June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.08%
Fannie Mae REMICs
Series 2015-18 NS 2.378% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, =, •	701,141	$ 58,648
Series 2015-37 SB 1.878% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, =, •	1,408,476	101,040
Series 2016-48 US 2.358% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, =, •	1,280,325	65,667
Series 2017-33 AI 4.50% 5/25/47 Σ, =	572,828	61,948
Series 2019-13 IP 5.00% 3/25/49 Σ, =	465,391	92,509

Freddie Mac REMICs Series 4740 SB 2.443% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, =, •	723,792	67,741
Total Agency Collateralized Mortgage Obligations (cost $1,006,475)		447,553

Agency Commercial Mortgage-Backed Securities — 0.17%
Fannie Mae Series 2017-M2 A2 2.959% 2/25/27 •	861,234	853,894
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103 X1 0.749% 11/25/29 =, ♦, •	1,941,970	35,369
Series K115 X1 1.409% 6/25/30 =, ♦, •	1,750,206	74,098
Total Agency Commercial Mortgage-Backed Securities (cost $947,516)		963,361

Agency Mortgage-Backed Securities — 7.32%
Fannie Mae S.F. 15 yr
2.50% 4/1/36	627,902	590,549
2.50% 7/1/36	165,814	155,219
3.00% 11/1/33	169,283	163,290
3.00% 9/1/37	325,723	308,450
Fannie Mae S.F. 30 yr
2.00% 6/1/50	2,241,655	1,811,353
2.00% 2/1/51	392,921	314,630
2.00% 3/1/51	2,174,479	1,751,319
2.00% 4/1/51	3,946,824	3,184,824
2.50% 8/1/50	394,640	337,550
2.50% 3/1/51	579,462	488,940
2.50% 2/1/52	712,588	597,001
3.00% 12/1/51	561,361	495,050
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 2/1/52	1,608,913	$ 1,420,564
3.00% 7/1/52	327,401	285,674
3.00% 3/1/56	1,270,216	1,108,327
3.50% 6/1/52	2,297,823	2,085,929
4.00% 3/1/47	1,329,010	1,267,970
4.50% 2/1/53	308,401	298,290
5.50% 2/1/55	780,718	784,008
5.50% 3/1/55	462,740	464,494
5.50% 9/1/55	295,911	297,032
6.00% 9/1/55	2,429,461	2,485,620
6.50% 3/1/55	1,077,293	1,114,785

Freddie Mac S.F. 15 yr 2.00% 8/1/36	1,760,006	1,604,709
Freddie Mac S.F. 30 yr
2.00% 3/1/52	787,655	632,897
2.50% 11/1/51	2,784,534	2,373,246
2.50% 1/1/52	1,180,963	1,002,367
2.50% 5/1/52	184,342	154,876
3.00% 1/1/52	837,198	730,535
4.00% 8/1/52	506,751	476,083
4.50% 10/1/52	365,701	353,259
4.50% 11/1/52	718,843	693,319
5.00% 9/1/52	847,903	841,798
5.00% 6/1/53	946,907	935,608
5.50% 9/1/52	303,649	309,162
5.50% 3/1/53	306,245	310,898
GNMA II S.F. 30 yr
2.00% 10/20/50	1,730,114	1,422,249
2.50% 7/20/51	1,845,974	1,578,714
3.00% 4/20/52	1,418,645	1,260,568
3.50% 9/20/55	1,134,987	1,019,810
4.00% 4/20/55	912,926	849,118
4.50% 8/20/55	887,065	852,528
5.00% 9/20/52	504,248	500,591
5.00% 12/20/54	646,743	639,064
5.50% 2/20/55	1,081,249	1,087,495
6.00% 3/20/55	586,265	600,018
6.50% 4/20/55	435,616	451,426
Total Agency Mortgage-Backed Securities (cost $43,310,698)		42,491,206

Collateralized Loan Obligations — 0.59%
AGL CLO 17 Series 2022-17A AR 144A 4.622% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	350,000	349,832
AIMCO CLO 15 Series 2021-15A D1R 144A 6.43% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	125,000	125,565

Consolidated schedule of investments
Nomura VIP Asset Strategy Series
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.523% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	100,000	$ 99,070
Canyon Capital CLO Series 2019-2A AR2 144A 4.683% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	200,000	199,947
Canyon CLO Series 2020-2A AR2 144A 4.703% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	250,000	250,025
CIFC Funding Series 2025-1A D1 144A 6.166% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	150,000	149,261
Dryden 109 CLO Series 2022-109A DR 144A 6.373% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	150,000	149,543
Elmwood CLO 22 Series 2023-1A D1R 144A 6.48% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	100,000	100,766
Madison Park Funding XXVII Series 2018-27A D1R 144A 6.525% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	150,000	146,603
Magnetite LI Series 2025-51A A1 144A 4.867% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	950,000	951,132
Magnetite XlV Series 2025-45A D1 144A 6.173% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	100,000	99,822
Oaktree CLO Series 2020-1A D1RR 144A 6.273% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	150,000	149,826
TCW CLO Series 2019-2A D1R2 144A 6.675% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	150,000	146,295
Zais CLO 16 Series 2020-16A A1R2 144A 4.805% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	500,000	499,953
Total Collateralized Loan Obligations (cost $3,425,000)		3,417,640

	Principal amount°	Value (US $)

Corporate Bonds — 9.33%
Banking — 2.43%
Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	395,000	$ 393,891
Banco Santander 4.867% 4/15/31	200,000	198,917
Bank of America
1.734% 7/22/27 μ	290,000	289,562
5.518% 10/25/35 μ	250,000	251,250
6.204% 11/10/28 μ	380,000	388,043
6.25% 7/26/30 μ, ψ	20,000	20,251
6.625% 5/1/30 μ, ψ	130,000	134,090

BPCE 144A 6.347% 1/13/47 #, μ	250,000	245,757
Citibank
4.846% 6/18/32 μ	250,000	249,876
5.488% 12/4/26	800,000	803,617
Citigroup
6.625% 2/15/31 μ, ψ	115,000	117,217
6.75% 2/15/30 μ, ψ	133,000	134,919
7.00% 8/15/34 μ, ψ	115,000	120,000

Credit Agricole 144A 5.186% 8/1/32 #, μ	250,000	251,249
Deutsche Bank
4.95% 8/4/31 μ	375,000	373,763
5.297% 5/9/31 μ	170,000	171,817
6.819% 11/20/29 μ	175,000	183,082
7.146% 7/13/27 μ	150,000	150,124

Goldman Sachs Bank USA 4.656% 6/3/29 μ	210,000	210,163
Goldman Sachs Group
1.542% 9/10/27 μ	1,170,000	1,163,385
4.369% 10/21/31 μ	85,000	83,151
4.972% 6/3/32 μ	275,000	274,901
5.065% 1/21/37 μ	420,000	410,221
5.094% 4/20/34 μ	160,000	159,403
5.218% 4/23/31 μ	260,000	262,637
5.387% 2/2/41 μ	365,000	355,684
6.484% 10/24/29 μ	235,000	243,800

HSBC Holdings 4.711% 5/12/30 μ	230,000	229,054
JPMorgan Chase & Co.
1.47% 9/22/27 μ	925,000	918,879
4.622% 4/23/32 μ	330,000	326,264
5.103% 4/22/31 μ	220,000	222,523
5.148% 4/23/37 μ	370,000	367,475
5.193% 2/5/37 μ	595,000	585,405
5.571% 4/22/28 μ	190,000	191,611
6.10% 7/1/31 μ, ψ	240,000	243,112
6.254% 10/23/34 μ	88,000	94,219
Morgan Stanley
4.809% 4/16/32 μ	235,000	233,222
5.192% 4/17/31 μ	25,000	25,268

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
5.296% 4/10/37 μ	200,000	$ 199,081
5.664% 4/17/36 μ	219,000	224,926
6.296% 10/18/28 μ	224,000	228,794
6.407% 11/1/29 μ	155,000	160,480

Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	200,000	202,150
Popular 7.25% 3/13/28	250,000	257,725
Royal Bank of Canada 6.50% 11/24/85 μ	200,000	197,941
UBS Group
144A 6.875% 6/5/32 #, μ, ψ	260,000	260,833
144A 7.00% 2/10/30 #, μ, ψ	400,000	408,364
Wells Fargo & Co.
4.844% 5/20/32 μ	255,000	254,193
4.96% 1/23/37 μ	123,000	120,127
6.491% 10/23/34 μ	472,000	509,629
		14,102,045
Basic Industry — 0.75%
Anglo American Capital 144A 5.25% 3/19/36 #	400,000	395,986
Celanese US Holdings
6.50% 4/15/30	20,000	20,396
6.75% 4/15/33	170,000	173,269

Cleveland-Cliffs 144A 7.00% 3/15/32 #	365,000	362,571
Ecolab
5.15% 6/15/33	315,000	319,447
5.35% 6/15/36	320,000	325,640

ICL Group 144A 6.036% 6/16/36 #	315,000	315,030
LYB International Finance III 5.875% 1/15/36	435,000	436,353
Novelis 144A 4.75% 1/30/30 #	215,000	208,089
Olin 144A 6.625% 4/1/33 #	414,000	409,309
Standard Industries 144A 4.375% 7/15/30 #	458,000	435,325
Suzano Austria 2.50% 9/15/28	600,000	570,165
Vale Overseas 144A 6.00% 2/25/56 #, μ	400,000	400,600
		4,372,180
Brokerage — 0.27%
Brookfield Asset Management 4.653% 11/15/30	250,000	246,815
Charles Schwab 5.493% 5/21/37 μ	165,000	167,289
Jefferies Financial Group
2.625% 10/15/31	390,000	339,820
5.125% 4/28/31	155,000	153,050
6.20% 4/14/34	135,000	138,216

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)

KKR & Co. 5.10% 8/7/35	545,000	$ 527,412
		1,572,602
Capital Goods — 0.51%
Boeing
6.259% 5/1/27	785,000	795,555
6.388% 5/1/31	65,000	69,083
6.858% 5/1/54	645,000	725,438

Cyprium 144A 6.125% 4/15/31 #	413,000	414,015
Honeywell Aerospace 144A 4.95% 3/16/36 #	295,000	290,606
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	260,000	265,942
Republic Services 5.00% 7/15/36	305,000	302,908
RTX 4.625% 11/16/48	100,000	86,803
		2,950,350
Communications — 1.00%
AT&T
5.55% 11/1/45	140,000	131,638
6.00% 4/30/56	345,000	333,655
6.30% 1/15/38	40,000	42,014

Crown Castle 1.05% 7/15/26	415,000	414,477
Meta Platforms
5.625% 11/15/55	215,000	194,956
6.30% 5/15/56	280,000	278,903

Orange 144A 5.00% 1/13/36 #	200,000	195,449
Rogers Communications
5.30% 2/15/34	365,000	361,953
7.125% 4/15/55 μ	211,000	216,880
SoftBank
144A 4.699% 7/9/30 #	310,000	306,474
144A 5.332% 7/9/35 #	370,000	365,596
Space Exploration Technologies
144A 5.35% 7/15/31 #	445,000	443,955
144A 5.65% 7/15/33 #	555,000	551,852
144A 5.875% 7/15/36 #	360,000	355,440

Sprint Capital 6.875% 11/15/28	255,000	267,187
Time Warner Cable 6.55% 5/1/37	700,000	694,259
T-Mobile USA
5.125% 5/15/32	75,000	75,801
5.875% 11/15/55	225,000	219,256
Verizon Communications
5.875% 11/30/55	195,000	189,314
6.20% 5/14/56 μ	155,000	156,759
		5,795,818
Consumer Cyclical — 0.29%
Amazon.com 5.80% 3/13/56	155,000	154,119
Carnival 144A 4.00% 8/1/28 #	285,000	279,869

Consolidated schedule of investments
Nomura VIP Asset Strategy Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial 5.10% 9/15/31	170,000	$ 170,367
Gildan Activewear 144A 4.70% 10/7/30 #	445,000	436,818
Royal Caribbean Cruises 4.75% 5/15/33	240,000	233,693
VICI Properties
4.95% 2/15/30	285,000	284,285
5.625% 4/1/35	95,000	95,081
		1,654,232
Consumer Non-Cyclical — 0.65%
Abbott Laboratories
4.30% 3/15/33	200,000	194,048
4.65% 3/15/36	405,000	393,411

Amgen 4.85% 2/19/36	205,000	200,910
Bunge Limited Finance 4.20% 9/17/29	330,000	326,138
CVS Health 5.05% 3/25/48	165,000	145,831
Gilead Sciences 4.60% 5/20/31	200,000	199,411
HCA 5.30% 5/15/36	185,000	183,850
JBS 144A 5.625% 3/10/37 #	200,000	199,291
Medline Borrower
144A 5.00% 6/15/31 #	300,000	298,737
144A 5.25% 6/15/33 #	175,000	174,067
Merck & Co.
3.85% 3/15/29	110,000	108,674
4.15% 3/15/31	295,000	289,490
5.20% 5/22/36	245,000	248,132
Novartis Capital
4.40% 3/18/31	155,000	153,902
4.90% 3/18/36	270,000	268,432
5.70% 3/18/56	110,000	112,171

Pfizer 4.20% 11/15/30	100,000	98,737
Philip Morris International 4.875% 4/29/36	160,000	156,697
		3,751,929
Electric — 0.44%
American Electric Power 6.05% 3/15/56 μ	165,000	164,123
Black Hills 4.55% 1/31/31	140,000	137,934
Chpe
144A 5.10% 6/30/33 #	150,000	149,649
144A 5.35% 6/30/36 #	170,000	169,530

Constellation Energy Generation 3.90% 1/8/28	100,000	99,171
Dominion Energy
6.20% 2/15/56 μ	120,000	120,420
6.625% 5/15/55 μ	56,000	57,774
Series A 6.875% 2/1/55 μ	180,000	186,079

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Duke Energy Carolinas 5.15% 6/15/36	175,000	$ 175,246
National Grid 5.405% 6/9/36	280,000	278,912
NRG Energy 144A 5.407% 10/15/35 #	175,000	172,111
Pacific Gas & Electric 6.00% 5/1/56	251,000	240,300
San Diego Gas & Electric 5.20% 3/15/36	80,000	79,651
Union Electric
4.80% 3/15/36	90,000	87,596
5.55% 3/15/56	130,000	126,068
Vistra Operations
144A 4.70% 1/31/31 #	130,000	127,583
144A 5.35% 1/31/36 #	90,000	88,241
144A 5.55% 4/30/36 #	100,000	99,546
		2,559,934
Energy — 0.53%
Crescent Energy Finance 144A 7.375% 1/15/33 #	25,000	24,864
Enbridge 5.55% 6/20/35	170,000	172,962
Energy Transfer
6.30% 1/15/56	110,000	110,439
6.50% 2/15/56 μ	310,000	312,755

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	329,935	293,893
Green Palm Bidco 144A 5.957% 6/30/41 #	400,000	404,465
Hilcorp Energy I 144A 6.25% 4/15/32 #	375,000	363,224
NGL Energy Operating 144A 8.375% 2/15/32 #	145,000	151,016
Rio Grande LNG 144A 5.25% 6/30/31 #	125,000	125,011
Schlumberger Investment
4.80% 5/7/33	55,000	54,717
5.15% 5/7/36	160,000	159,347

Valero Energy 5.15% 3/10/36	600,000	590,845
Western Midstream Operating
5.50% 12/15/35	130,000	128,683
5.70% 7/1/36	155,000	155,338
		3,047,559
Finance Companies — 0.75%
Aercap Funding DAC 4.875% 7/7/31	295,000	293,669
AerCap Ireland Capital DAC
2.45% 10/29/26	1,160,000	1,152,994
4.625% 10/15/27	480,000	480,316

Aldar Properties PJSC 144A 5.875% 4/14/56 #, μ	325,000	307,632

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

Apollo Debt Solutions 6.70% 7/29/31	330,000	$ 336,555
Avolon Holdings Funding 144A 4.85% 4/1/33 #	190,000	183,974
Blackstone Private Credit Fund
5.35% 3/12/31	115,000	110,618
5.60% 11/22/29	120,000	118,433
Blue Owl Credit Income
5.80% 3/15/30	302,000	294,464
6.60% 9/15/29	293,000	295,016
Sumisho Air Lease
4.125% 12/15/26 μ, ψ	608,000	595,685
144A 4.85% 3/24/31 #	125,000	123,728
144A 5.50% 3/24/36 #	60,000	59,797
		4,352,881
Financial Services — 0.14%
OneMain Finance 7.125% 9/15/32	350,000	356,330
PennyMac Financial Services 144A 6.875% 5/15/32 #	360,000	352,617
UWM Holdings 144A 6.25% 3/15/31 #	123,000	109,716
		818,663
Healthcare — 0.08%
DaVita 144A 6.75% 7/15/33 #	216,000	223,008
Global Medical Response 144A 7.375% 10/1/32 #	255,000	264,409
		487,417
Insurance — 0.26%
Athene Holding 6.875% 6/28/55 μ	165,000	158,513
Fortitude Global Funding 144A 4.625% 10/6/28 #	560,000	554,083
FWD Group Holdings 144A 5.252% 9/22/30 #	400,000	398,981
Howden UK Refinance 144A 7.25% 2/15/31 #	209,000	202,611
Teachers Insurance & Annuity Association of America
144A 6.05% 6/15/56 #	40,000	40,393
144A 6.85% 12/16/39 #	120,000	132,892
		1,487,473
Leisure — 0.00%
Muvico PIK 144A 15.00% 2/19/29 #, «	25,000	27,338
		27,338
Media — 0.19%
CCO Holdings 144A 6.375% 9/1/29 #	344,000	343,847
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)
Directv Financing 144A 10.00% 2/15/31 #	25,000	$ 25,959
iHeartCommunications 144A 9.125% 5/1/29 #	25,000	24,280
Midcontinent Communications 144A 8.00% 8/15/32 #	375,000	329,062
Sirius XM Radio 144A 4.125% 7/1/30 #	425,000	400,294
		1,123,442
Real Estate Investment Trusts — 0.16%
Extra Space Storage 4.90% 2/1/32	320,000	318,874
FIBRA Prologis 144A 5.50% 11/26/35 #	325,000	315,819
Trust 2401 144A 7.70% 1/23/32 #	295,000	315,178
		949,871
Retail — 0.10%
Bath & Body Works 6.875% 11/1/35	400,000	409,873
Magnera 144A 7.25% 11/15/31 #	190,000	185,643
		595,516
Services — 0.09%
Herc Holdings 144A 7.25% 6/15/33 #	55,000	57,379
Hertz 144A 12.625% 7/15/29 #	10,000	8,147
QXO Building Products 144A 6.75% 4/30/32 #	86,000	88,854
Resideo Funding 144A 6.50% 7/15/32 #	370,000	372,312
		526,692
Technology — 0.60%
Beacon Point 144A 6.129% 11/30/42 #	260,000	262,338
Dell International
4.75% 7/15/31	150,000	149,130
5.25% 2/15/37	250,000	246,208
Foundry JV Holdco
144A 6.10% 1/25/36 #	210,000	221,622
144A 6.15% 1/25/32 #	275,000	288,645
Leidos
5.00% 3/15/36	330,000	317,974
5.40% 3/15/32	180,000	182,380
NVIDIA
4.50% 6/15/31	150,000	149,502
4.95% 6/15/36	210,000	208,240
5.55% 6/15/46	175,000	173,804
5.625% 6/15/56	330,000	327,795
Oracle
4.70% 9/27/34	80,000	73,332

Consolidated schedule of investments
Nomura VIP Asset Strategy Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Oracle
5.70% 2/4/36	295,000	$ 285,798
5.875% 9/26/45	320,000	280,303
6.00% 8/3/55	115,000	97,990
6.70% 2/4/56	105,000	98,888

QTS Fayetteville I Dc1-2 144A 5.70% 4/15/36 #	130,000	123,650
		3,487,599
Transportation — 0.09%
FedEx 3.25% 5/15/41	235,000	184,465
Fedex Freight Holding
144A 4.95% 3/15/33 #	175,000	171,518
144A 5.25% 3/15/36 #	140,000	136,413
		492,396
Total Corporate Bonds (cost $54,351,150)		54,155,937

Government Agency Obligations — 0.34%
Aeropuerto Internacional de Tocumen 144A 4.00% 8/11/41 #	500,000	434,505
Avilease Capital 144A 5.50% 6/30/31 #	455,000	458,553
Comision Federal de Electricidad
144A 6.045% 1/28/34 #	490,000	480,318
144A 6.50% 1/28/51 #	200,000	195,500

Dhafrah Pv2 Energy 144A 5.794% 6/30/53 #	415,000	411,454
Total Government Agency Obligations (cost $2,059,025)		1,980,330

Municipal Bonds — 0.06%
Wisconsin Public Finance Authority Revenue
(Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	300,000	335,862
Total Municipal Bonds (cost $307,566)		335,862

Non-Agency Asset-Backed Securities — 1.17%
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	1,000,000	968,371
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	276,010	277,549
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	1,005,564
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	350,000	$ 350,476
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,004,169
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	296,997	297,392
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	200,000	201,796
Series 2025-4 D 4.95% 1/15/32	200,000	198,996

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	382,293	384,749
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	1,000,000	1,008,468
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	507,792	508,579
World Omni Auto Receivables Trust Series 2023-C A3 5.15% 11/15/28	591,462	593,286
Total Non-Agency Asset-Backed Securities (cost $6,777,511)		6,799,395

Non-Agency Collateralized Mortgage Obligations — 1.09%
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.128% (SOFR + 1.50%) 10/25/43 #, •	250,557	250,708
Series 2025-R01 1M2 144A 5.128% (SOFR + 1.50%) 1/25/45 #, •	100,000	100,063
Series 2025-R02 1M2 144A 5.228% (SOFR + 1.60%) 2/25/45 #, •	560,000	561,926
Series 2025-R03 2M1 144A 5.228% (SOFR + 1.60%) 3/25/45 #, •	53,670	53,728
Series 2025-R04 1M2 144A 5.128% (SOFR + 1.50%) 5/25/45 #, •	365,000	366,173
Series 2025-R05 2M2 144A 5.228% (SOFR + 1.60%) 7/25/45 #, •	160,000	160,393

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2026-R01 2M2 144A 4.978% (SOFR + 1.35%) 1/25/46 #, •	520,000	$ 518,650
Series 2026-R02 1M2 144A 5.128% (SOFR + 1.50%) 2/25/46 #, •	280,000	281,179
Series 2026-R03 2M2 144A 5.178% (SOFR + 1.55%) 4/25/46 #, •	210,000	210,744
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 5.478% (SOFR + 1.85%) 11/25/43 #, •	339,573	341,226
Series 2024-DNA3 M2 144A 5.078% (SOFR + 1.45%) 10/25/44 #, •	93,119	93,119
Series 2025-DNA2 M2 144A 5.128% (SOFR + 1.50%) 5/25/45 #, •	130,000	130,113
Series 2025-DNA3 M2 144A 5.128% (SOFR + 1.50%) 9/25/45 #, •	160,000	160,535
Series 2025-DNA4 M2 144A 5.178% (SOFR + 1.55%) 10/25/45 #, •	1,100,000	1,102,442
Series 2026-DNA2 B1 144A 5.728% (SOFR + 2.10%) 3/25/46 #, •	500,000	507,404
Series 2026-DNA2 M2 144A 5.228% (SOFR + 1.60%) 3/25/46 #, •	240,000	240,564
Series 2026-HQA1 M2 144A 5.128% (SOFR + 1.50%) 5/25/46 #, •	120,000	119,985

PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, φ	907,645	892,775
Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.928% (SOFR + 1.30%) 2/25/46 #, •	210,000	209,873
Total Non-Agency Collateralized Mortgage Obligations (cost $6,261,774)		6,301,600

Non-Agency Commercial Mortgage-Backed Securities — 3.13%
1301 Trust Series 2025-1301 A 144A 5.227% 8/11/42 #, •	1,700,000	1,697,950
BANK
Series 2020-BN25 A5 2.649% 1/15/63	500,000	462,752
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2024-BNK47 A5 5.716% 6/15/57	750,000	$ 780,965

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,000,000	899,994
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	2,000,000	1,768,537
Series 2021-B24 A5 2.584% 3/15/54	2,000,000	1,793,576
Series 2021-B25 A5 2.577% 4/15/54	800,000	715,557
Series 2022-B35 A5 4.59% 5/15/55 •	100,000	96,565

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.125% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •	1,465,000	1,468,205
FREMF Mortgage Trust
Series 2016-K60 B 144A 3.665% 12/25/49 #, •	2,751,000	2,732,877
Series 2018-K73 B 144A 3.982% 2/25/51 #, •	600,000	588,366

Hudson Yards Mortgage Trust Series 2026-10HY B 144A 5.328% 12/10/39 #, •	900,000	903,379
IRV Trust Series 2025-200P A 144A 5.471% 3/14/47 #, •	825,000	831,329
LBTY Commercial Mortgage Trust Series 2026-225L A 144A 4.746% 2/10/43 #, •	1,350,000	1,326,487
LEX Trust Series 2026-450 A 144A 4.975% (TSFR01M + 1.35%, Floor 1.35%) 3/15/43 #, •	1,240,000	1,241,937
MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.912% 10/15/42 #, •	850,000	842,514
Total Non-Agency Commercial Mortgage-Backed Securities (cost $18,310,875)		18,150,990

US Treasury Obligations — 3.24%
US Treasury Bonds
1.875% 11/15/51	1,600,000	879,625
4.75% 5/15/55	2,915,000	2,828,119

US Treasury Floating Rate Notes 3.879% (USBMMY3M + 0.10%) 4/30/28 •	7,640,000	7,640,238

Consolidated schedule of investments
Nomura VIP Asset Strategy Series
	Principal amount°	Value (US $)

US Treasury Obligations (continued)

US Treasury Notes 4.375% 5/15/36	7,505,000	$ 7,465,716
Total US Treasury Obligations (cost $18,759,356)		18,813,698
	Number of shares
Common Stocks — 60.46%♣
Communication Services — 4.68%
Alphabet Class A	27,717	9,905,224
Bharti Airtel	244,294	4,785,535
Meta Platforms Class A	7,406	4,171,726
Netflix †	40,632	2,901,125
Spotify Technology †	11,708	5,375,494
		27,139,104
Consumer Discretionary — 5.67%
Amazon.com †	32,872	7,834,713
Amer Sports †	170,631	5,774,153
Chipotle Mexican Grill †	53,998	1,835,932
Hilton Worldwide Holdings	18,637	6,158,783
Home Depot	14,690	5,180,869
Sea ADR †	35,981	3,448,059
Texas Roadhouse	13,717	2,650,536
		32,883,045
Consumer Staples — 3.67%
Alimentation Couche-Tard	128,131	8,167,137
BJ's Wholesale Club Holdings †	59,319	5,173,803
Casey's General Stores	6,669	5,300,455
Orkla	250,200	2,630,516
		21,271,911
Energy — 1.05%
ConocoPhillips	24,830	2,581,327
SLB	75,948	3,530,822
		6,112,149
Financials — 9.26%
Aon Class A	15,807	5,243,024
Banco Bilbao Vizcaya Argentaria	302,615	7,618,880
Barclays	881,419	5,906,389
Capital One Financial	22,509	4,515,756
ING Groep	231,878	7,316,520
Intercontinental Exchange	26,831	3,303,164
Mastercard Class A	11,219	5,762,078
MNSN Holdings =, †	342	27,075
Morgan Stanley	33,512	7,005,349
PNC Financial Services Group	28,665	7,057,896
		53,756,131
Healthcare — 5.92%
AbbVie	21,319	5,364,713
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Ascendis Pharma †	29,089	$ 7,758,618
Eli Lilly & Co.	7,960	9,547,463
EssilorLuxottica	19,080	3,582,684
Fresenius & Co.	74,132	3,386,829
Hoya	29,200	4,710,000
		34,350,307
Industrials — 8.39%
Airbus	26,621	5,922,955
BAE Systems	211,541	5,184,158
Carrier Global	75,889	5,566,458
Howmet Aerospace	28,794	7,741,555
Ingersoll Rand	49,933	4,094,007
Saia †	14,829	6,245,382
Schneider Electric	16,114	5,272,916
SMC	8,900	3,979,067
Sunbelt Rentals Holdings	62,504	4,675,924
		48,682,422
Information Technology — 18.47%
Apple	40,976	11,856,815
Broadcom	14,819	5,597,877
KLA	38,088	11,491,531
Microsoft	22,930	8,553,349
NVIDIA	105,336	21,076,680
Salesforce	20,189	3,162,809
SAP	21,352	3,291,373
Seagate Technology Holdings	6,719	6,483,835
SK hynix	5,254	9,271,117
Taiwan Semiconductor Manufacturing	265,450	20,941,425
Texas Instruments	18,262	5,443,354
		107,170,165
Materials — 2.39%
Cemex ADR	514,499	6,173,988
Sherwin-Williams	13,853	4,769,865
Vulcan Materials	9,852	2,906,438
		13,850,291
Utilities — 0.96%
NTPC	1,483,387	5,592,608
		5,592,608
Total Common Stocks (cost $251,400,745)		350,808,133

Preferred Stock — 0.03%♣
Financials — 0.03%
SVB Financial Trust 11/7/32 †	390	179,400
Total Preferred Stock (cost $174,930)		179,400

	Number of shares	Value (US $)

Exchange-Traded Funds — 5.36%
iShares Core MSCI Emerging Markets ETF	37,846	$ 3,135,163
iShares Core MSCI Pacific ETF	101,247	8,295,167
Vanguard Russell 1000 Growth ETF	131,291	16,780,303
Vanguard S&P 500 ETF	4,255	2,922,376
Total Exchange-Traded Funds (cost $30,098,866)		31,133,009
	Troy Ounces
Bullion — 6.56%
Gold ∞	9,475	38,049,929
Total Bullion (cost $11,403,276)		38,049,929
	Number of shares
Short-Term Investments — 1.67%
Money Market Mutual Funds — 1.67%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	2,428,980	2,428,980
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	2,428,979	2,428,979
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	2,428,979	2,428,979
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	2,428,979	2,428,979
Total Short-Term Investments (cost $9,715,917)		9,715,917

Total Value of Securities—100.60% (cost $458,310,680)		583,743,960
Liabilities Net of Receivables and Other Assets—(0.60%)		(3,492,690)
Net Assets Applicable to 55,253,687 Shares Outstanding—100.00%		$580,251,270

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $44,253,232, which represents 7.63% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
ψ	Perpetual security. Maturity date represents next call date.
«	PIK. The first payment of cash and/or principal will be made after June 30, 2026.
φ	Step coupon bond. Stated rate in effect at June 30, 2026 through maturity date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
∞	Represents a position held in the Subsidiary.

Consolidated schedule of investments
Nomura VIP Asset Strategy Series
The following futures contracts were outstanding at June 30, 2026:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
97	$19,994,883	$19,995,113	9/30/26	$—	$(230)	$(11,367)
US Treasury 5 yr Notes
57	6,101,672	6,080,654	9/30/26	21,018	—	(10,688)
US Treasury 10 yr Notes
54	5,934,094	5,927,105	9/21/26	6,989	—	(16,031)
US Treasury Long Bonds
124	14,074,000	13,727,364	9/21/26	346,636	—	(81,375)
US Treasury Ultra Bonds
3	348,469	338,352	9/21/26	10,117	—	(2,250)
		46,068,588		384,760	(230)	(121,711)
Short Contracts:
US Treasury 10 yr Ultra Notes
(126)	(14,171,063)	(14,097,706)	9/21/26	—	(73,357)	9,427
Total Futures Contracts		$31,970,882		$384,760	$(73,587)	$(112,284)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 8 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR01M – 1 Month Term Secured Overnight Financing Rate
Summary of abbreviations: (continued)
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura VIP Balanced Series
June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.20%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	34,652	$ 34,569
Series 2016-71 NB 3.00% 10/25/46	295,342	274,140

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	151,327	144,489
Vendee Mortgage Trust Series 1997-1 3A 8.293% 12/15/26	1,187	1,185
Total Agency Collateralized Mortgage Obligations (cost $496,490)		454,383

Agency Commercial Mortgage-Backed Securities — 0.24%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	325,000	290,931
Series K150 A2 3.71% 9/25/32 ♦, •	140,000	133,554
Series K753 A2 4.40% 10/25/30 ♦	100,000	99,613
Total Agency Commercial Mortgage-Backed Securities (cost $530,986)		524,098

Agency Mortgage-Backed Securities — 8.16%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	274,521	250,409
2.50% 8/1/36	231,356	216,574
2.50% 6/1/37	54,952	51,441
3.00% 11/1/33	64,635	62,347
3.00% 9/1/37	131,038	124,089
Fannie Mae S.F. 30 yr
2.00% 6/1/50	894,044	722,426
2.00% 3/1/51	214,854	173,043
2.00% 4/1/51	2,370,836	1,913,106
2.00% 7/1/51	164,537	132,654
2.50% 8/1/50	145,549	124,494
2.50% 11/1/51	77,338	66,176
2.50% 1/1/52	91,552	76,991
2.50% 2/1/52	289,712	245,655
2.50% 3/1/52	391,380	328,901
2.50% 4/1/52	280,913	238,374
3.00% 12/1/51	454,499	400,811
3.50% 8/1/51	302,133	276,270
3.50% 6/1/52	607,488	551,468
3.50% 9/1/52	748,132	686,353
5.00% 8/1/53	134,493	133,192
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
5.00% 3/1/56	68,535	$ 67,373
5.50% 9/1/55	707,612	710,294
6.00% 9/1/55	1,053,651	1,078,007
6.50% 3/1/55	426,267	441,102

Freddie Mac S.F. 15 yr 2.00% 8/1/36	488,116	445,046
Freddie Mac S.F. 30 yr
2.00% 3/1/52	516,050	414,657
2.50% 11/1/50	45,368	38,681
2.50% 12/1/51	136,243	116,036
2.50% 1/1/52	1,119,427	952,892
3.00% 1/1/52	853,164	744,467
4.00% 9/1/49	201,434	190,766
4.00% 8/1/52	554,745	521,171
4.50% 9/1/52	278,259	269,055
4.50% 10/1/52	296,943	286,841
5.00% 2/1/53	65,754	65,092
5.00% 6/1/53	406,261	401,413
5.50% 9/1/52	115,939	118,044
5.50% 3/1/53	253,416	257,266
6.50% 8/1/54	64,368	66,608
GNMA II S.F. 30 yr
2.00% 10/20/50	668,694	549,703
2.00% 5/20/51	82,662	67,822
2.50% 7/20/51	798,679	683,046
3.00% 4/20/52	611,485	543,348
3.50% 9/20/55	447,116	401,743
4.00% 4/20/55	359,343	334,227
4.50% 8/20/55	347,965	334,417
5.00% 9/20/52	160,974	159,807
5.00% 12/20/54	256,925	253,875
5.50% 5/20/53	235,581	238,417
5.50% 2/20/55	231,951	233,291
6.00% 3/20/55	236,609	242,160
6.50% 4/20/55	188,512	195,354
Total Agency Mortgage-Backed Securities (cost $18,639,050)		18,196,795

Corporate Bonds — 10.74%
Banking — 2.70%
Bank of America
1.734% 7/22/27 μ	250,000	249,622
5.518% 10/25/35 μ	301,000	302,504
6.204% 11/10/28 μ	300,000	306,350
6.25% 7/26/30 μ, ψ	85,000	86,068
6.625% 5/1/30 μ, ψ	55,000	56,731

Bank of New York Mellon 4.942% 2/11/31 μ	80,000	80,694
Citibank 5.57% 4/30/34	250,000	259,167

Schedules of investments
Nomura VIP Balanced Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citigroup
6.75% 2/15/30 μ, ψ	49,000	$ 49,707
7.00% 8/15/34 μ, ψ	45,000	46,957

Deutsche Bank 6.819% 11/20/29 μ	245,000	256,316
Fifth Third Bancorp 6.361% 10/27/28 μ	35,000	35,788
Goldman Sachs Group
1.542% 9/10/27 μ	465,000	462,415
4.369% 10/21/31 μ	30,000	29,347
4.972% 6/3/32 μ	120,000	119,957
5.049% 7/23/30 μ	320,000	321,929
5.065% 1/21/37 μ	175,000	170,925
5.094% 4/20/34 μ	65,000	64,758
5.218% 4/23/31 μ	105,000	106,065
5.387% 2/2/41 μ	155,000	151,044
6.484% 10/24/29 μ	295,000	306,047
JPMorgan Chase & Co.
1.47% 9/22/27 μ	310,000	307,948
4.622% 4/23/32 μ	135,000	133,472
5.103% 4/22/31 μ	90,000	91,032
5.193% 2/5/37 μ	165,000	162,339
5.571% 4/22/28 μ	85,000	85,720
6.10% 7/1/31 μ, ψ	100,000	101,296
6.254% 10/23/34 μ	134,000	143,470
Morgan Stanley
4.809% 4/16/32 μ	100,000	99,244
5.296% 4/10/37 μ	80,000	79,633
5.664% 4/17/36 μ	117,000	120,166
6.296% 10/18/28 μ	88,000	89,884
6.407% 11/1/29 μ	90,000	93,182
PNC Financial Services Group
5.423% 1/25/41 μ	50,000	49,151
5.676% 1/22/35 μ	60,000	61,852

Popular 7.25% 3/13/28	99,000	102,059
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	200,000	203,835
144A 6.875% 6/5/32 #, μ, ψ	200,000	200,640
US Bancorp
4.653% 2/1/29 μ	68,000	68,060
6.787% 10/26/27 μ	130,000	130,961
Wells Fargo & Co.
4.844% 5/20/32 μ	105,000	104,668
4.96% 1/23/37 μ	49,000	47,856
5.15% 4/23/31 μ	5,000	5,053
6.491% 10/23/34 μ	76,000	82,059
		6,025,971
Basic Industry — 0.54%
Celanese US Holdings
6.50% 4/15/30	8,000	8,159
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Celanese US Holdings
6.75% 4/15/33	67,000	$ 68,288

Cleveland-Cliffs 144A 7.00% 3/15/32 #	145,000	144,035
Ecolab
5.15% 6/15/33	130,000	131,835
5.35% 6/15/36	135,000	137,379

Fortescue Treasury 144A 5.875% 4/15/30 #	150,000	151,946
LYB International Finance III 5.875% 1/15/36	180,000	180,560
Novelis 144A 4.75% 1/30/30 #	90,000	87,107
Olin 144A 6.625% 4/1/33 #	169,000	167,085
Standard Industries 144A 4.375% 7/15/30 #	139,000	132,118
		1,208,512
Brokerage — 0.28%
Blackstone Reg Finance 5.00% 12/6/34	105,000	103,365
Brookfield Asset Management 4.653% 11/15/30	100,000	98,726
Charles Schwab 5.493% 5/21/37 μ	70,000	70,971
Jefferies Financial Group
5.125% 4/28/31	65,000	64,182
6.20% 4/14/34	55,000	56,310

KKR & Co. 5.10% 8/7/35	175,000	169,353
TPG Operating Group II 4.875% 5/15/31	65,000	64,147
		627,054
Capital Goods — 0.54%
Amcor Flexibles North America 5.50% 3/17/35	55,000	56,003
Boeing
6.259% 5/1/27	110,000	111,479
6.388% 5/1/31	25,000	26,570
6.858% 5/1/54	260,000	292,425

Cyprium 144A 6.125% 4/15/31 #	169,000	169,415
Honeywell Aerospace 144A 4.95% 3/16/36 #	120,000	118,213
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	103,000	105,354
Northrop Grumman
4.75% 6/1/43	20,000	18,239
5.20% 6/1/54	100,000	93,381

Republic Services 5.00% 7/15/36	130,000	129,108
RTX 4.625% 11/16/48	40,000	34,721

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

TransDigm 144A 6.125% 7/31/34 #	40,000	$ 39,999
		1,194,907
Communications — 1.18%
AT&T
5.55% 11/1/45	55,000	51,715
5.70% 11/1/54	75,000	69,772
6.00% 4/30/56	140,000	135,396
6.30% 1/15/38	45,000	47,266
Meta Platforms
5.625% 11/15/55	95,000	86,143
6.30% 5/15/56	115,000	114,550
Rogers Communications
5.30% 2/15/34	265,000	262,788
7.125% 4/15/55 μ	87,000	89,425
SoftBank
144A 4.699% 7/9/30 #	200,000	197,725
144A 5.332% 7/9/35 #	200,000	197,619
Space Exploration Technologies
144A 5.35% 7/15/31 #	195,000	194,542
144A 5.65% 7/15/33 #	240,000	238,639
144A 5.875% 7/15/36 #	155,000	153,037

Sprint Capital 6.875% 11/15/28	110,000	115,257
Time Warner Cable 6.55% 5/1/37	150,000	148,770
T-Mobile USA
3.875% 4/15/30	290,000	281,065
5.125% 5/15/32	30,000	30,320
5.875% 11/15/55	90,000	87,702
Verizon Communications
5.875% 11/30/55	75,000	72,813
6.20% 5/14/56 μ	65,000	65,738
		2,640,282
Consumer Cyclical — 0.41%
Amazon.com
4.10% 11/20/30	65,000	63,902
4.875% 3/13/36	60,000	59,087
5.80% 3/13/56	65,000	64,631

Carnival 144A 4.00% 8/1/28 #	80,000	78,559
General Motors Financial
2.35% 2/26/27	170,000	167,734
5.10% 9/15/31	75,000	75,162

Gildan Activewear 144A 4.70% 10/7/30 #	175,000	171,782
Royal Caribbean Cruises 4.75% 5/15/33	95,000	92,503
VICI Properties
4.95% 2/15/30	105,000	104,737
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
VICI Properties
5.625% 4/1/35	40,000	$ 40,034
		918,131
Consumer Non-Cyclical — 0.70%
Abbott Laboratories
4.30% 3/15/33	80,000	77,619
4.65% 3/15/36	165,000	160,278

Amgen 4.85% 2/19/36	85,000	83,304
Bunge Limited Finance 4.20% 9/17/29	95,000	93,888
CVS Health 5.05% 3/25/48	65,000	57,449
Eli Lilly & Co. 4.55% 10/15/32	65,000	64,638
Gilead Sciences 4.60% 5/20/31	85,000	84,750
HCA 5.30% 5/15/36	75,000	74,534
JBS 144A 5.625% 3/10/37 #	80,000	79,717
Medline Borrower
144A 5.00% 6/15/31 #	125,000	124,474
144A 5.25% 6/15/33 #	75,000	74,600
Merck & Co.
3.85% 3/15/29	45,000	44,458
4.15% 3/15/31	120,000	117,759
5.20% 5/22/36	100,000	101,278
Novartis Capital
4.40% 3/18/31	65,000	64,539
4.90% 3/18/36	110,000	109,361
5.70% 3/18/56	45,000	45,888

Pfizer 4.20% 11/15/30	40,000	39,495
Philip Morris International 4.875% 4/29/36	65,000	63,658
		1,561,687
Electric — 0.59%
American Electric Power 6.05% 3/15/56 μ	65,000	64,655
Black Hills 4.55% 1/31/31	55,000	54,188
Chpe
144A 5.10% 6/30/33 #	65,000	64,848
144A 5.35% 6/30/36 #	75,000	74,793
Dominion Energy
6.20% 2/15/56 μ	50,000	50,175
Series A 6.875% 2/1/55 μ	70,000	72,364

Duke Energy Carolinas 5.15% 6/15/36	75,000	75,105
Florida Power & Light 3.15% 10/1/49	160,000	107,725
National Grid 5.405% 6/9/36	120,000	119,534
NextEra Energy Capital Holdings 6.50% 8/15/55 μ	35,000	35,938
NRG Energy
144A 4.734% 10/15/30 #	90,000	88,950
144A 5.407% 10/15/35 #	70,000	68,844

Schedules of investments
Nomura VIP Balanced Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
NRG Energy
144A 6.00% 1/15/36 #	40,000	$ 39,895

Oglethorpe Power 4.50% 4/1/47	5,000	4,154
Pacific Gas & Electric 6.00% 5/1/56	115,000	110,098
San Diego Gas & Electric 5.20% 3/15/36	35,000	34,847
Union Electric 4.80% 3/15/36	35,000	34,065
Vistra Operations
144A 4.70% 1/31/31 #	55,000	53,977
144A 5.35% 1/31/36 #	95,000	93,144
144A 5.55% 4/30/36 #	20,000	19,909
144A 6.00% 4/15/34 #	35,000	36,071
		1,303,279
Energy — 1.14%
BP Capital Markets 4.875% 3/22/30 μ, ψ	135,000	133,514
ConocoPhillips 5.00% 1/15/35	185,000	184,714
Crescent Energy Finance 144A 7.375% 1/15/33 #	10,000	9,945
Diamondback Energy 5.75% 4/18/54	70,000	68,106
Enbridge
5.55% 6/20/35	70,000	71,220
5.70% 3/8/33	125,000	129,116
Energy Transfer
6.30% 1/15/56	190,000	190,758
6.50% 2/15/56 μ	125,000	126,111
6.75% 2/15/56 μ	120,000	122,634

Hilcorp Energy I 144A 6.25% 4/15/32 #	150,000	145,289
NGL Energy Operating 144A 8.375% 2/15/32 #	60,000	62,490
ONEOK 5.70% 11/1/54	110,000	102,209
Rio Grande LNG 144A 5.25% 6/30/31 #	55,000	55,005
Schlumberger Investment
4.80% 5/7/33	25,000	24,871
5.15% 5/7/36	65,000	64,735

Targa Resources Partners 5.00% 1/15/28	410,000	409,856
USA Compression Partners 144A 7.125% 3/15/29 #	100,000	102,480
Valero Energy 5.15% 3/10/36	245,000	241,262
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	210,000	187,304
Western Midstream Operating
5.50% 12/15/35	55,000	54,443
5.70% 7/1/36	65,000	65,142
		2,551,204
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 0.56%
Aercap Funding DAC 4.875% 7/7/31	150,000	$ 149,323
Apollo Debt Solutions 6.70% 7/29/31	110,000	112,185
Avolon Holdings Funding
144A 4.85% 4/1/33 #	80,000	77,463
144A 4.95% 1/15/28 #	55,000	55,141
144A 5.375% 5/30/30 #	20,000	20,207
Blackstone Private Credit Fund
5.05% 9/10/30	55,000	52,655
5.35% 3/12/31	50,000	48,095
5.60% 11/22/29	150,000	148,041
Blue Owl Credit Income
5.80% 3/15/30	121,000	117,981
6.60% 9/15/29	121,000	121,832

HPS Corporate Lending Fund 5.95% 4/14/32	43,000	42,147
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	200,000	196,802
Sumisho Air Lease
144A 4.85% 3/24/31 #	50,000	49,491
5.10% 3/1/29	39,000	39,259
144A 5.50% 3/24/36 #	25,000	24,915
		1,255,537
Financial Services — 0.15%
OneMain Finance 7.125% 9/15/32	140,000	142,532
PennyMac Financial Services 144A 6.875% 5/15/32 #	145,000	142,026
UWM Holdings 144A 6.25% 3/15/31 #	48,000	42,816
		327,374
Healthcare — 0.09%
DaVita 144A 6.75% 7/15/33 #	88,000	90,855
Global Medical Response 144A 7.375% 10/1/32 #	102,000	105,764
		196,619
Insurance — 0.21%
Aon North America 5.30% 3/1/31	60,000	61,095
Athene Holding 6.875% 6/28/55 μ	65,000	62,445
Chubb INA Holdings 4.90% 8/15/35	65,000	64,119
Howden UK Refinance 144A 7.25% 2/15/31 #	200,000	193,886
Teachers Insurance & Annuity Association of America
144A 6.05% 6/15/56 #	17,000	17,167

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America
144A 6.85% 12/16/39 #	52,000	$ 57,586
		456,298
Leisure — 0.09%
Caesars Entertainment 144A 7.00% 2/15/30 #	198,000	199,257
		199,257
Media — 0.24%
CCO Holdings
144A 4.25% 1/15/34 #	125,000	105,939
144A 6.375% 9/1/29 #	136,000	135,939

Midcontinent Communications 144A 8.00% 8/15/32 #	150,000	131,625
Sirius XM Radio 144A 4.125% 7/1/30 #	170,000	160,118
		533,621
Real Estate Investment Trusts — 0.05%
Simon Property Group 2.65% 2/1/32	120,000	107,220
		107,220
Retail — 0.11%
Bath & Body Works 6.875% 11/1/35	163,000	167,023
Magnera 144A 7.25% 11/15/31 #	75,000	73,280
		240,303
Services — 0.11%
Herc Holdings
144A 7.00% 6/15/30 #	30,000	31,088
144A 7.25% 6/15/33 #	20,000	20,865

Hertz 144A 12.625% 7/15/29 #	4,000	3,259
Neptune Bidco US 144A 9.29% 4/15/29 #	10,000	10,206
QXO Building Products 144A 6.75% 4/30/32 #	35,000	36,161
Resideo Funding 144A 6.50% 7/15/32 #	145,000	145,906
		247,485
Technology — 0.83%
Beacon Point 144A 6.129% 11/30/42 #	115,000	116,034
Broadcom
4.20% 10/15/30	20,000	19,609
4.90% 7/15/32	45,000	45,159
Dell International
4.75% 7/15/31	70,000	69,594
5.25% 2/15/37	110,000	108,331

Leidos 5.00% 3/15/36	160,000	154,169
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
NVIDIA
4.50% 6/15/31	65,000	$ 64,784
4.95% 6/15/36	90,000	89,246
5.55% 6/15/46	75,000	74,487
5.625% 6/15/56	140,000	139,064
Oracle
4.70% 9/27/34	25,000	22,916
5.70% 2/4/36	125,000	121,101
5.875% 9/26/45	190,000	166,430
6.00% 8/3/55	30,000	25,563
6.70% 2/4/56	25,000	23,545

QTS Fayetteville I Dc1-2 144A 5.70% 4/15/36 #	50,000	47,558
TSMC Global 144A 1.75% 4/23/28 #	600,000	572,836
		1,860,426
Transportation — 0.22%
ERAC USA Finance 144A 4.60% 5/1/28 #	185,000	185,262
FedEx 3.25% 5/15/41	85,000	66,721
Fedex Freight Holding
144A 4.95% 3/15/33 #	75,000	73,508
144A 5.25% 3/15/36 #	60,000	58,463

Union Pacific 5.60% 12/1/54	115,000	114,155
		498,109
Total Corporate Bonds (cost $24,141,485)		23,953,276

Municipal Bonds — 0.06%
Wisconsin Public Finance Authority Revenue (Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	120,000	134,345
Total Municipal Bonds (cost $123,026)		134,345

Non-Agency Asset-Backed Securities — 1.11%
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	300,000	290,511
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	98,575	99,125
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	500,000	502,782
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,004,169

Schedules of investments
Nomura VIP Balanced Series
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	100,000	$ 100,898
Series 2025-4 D 4.95% 1/15/32	100,000	99,498

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	132,971	133,826
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	253,896	254,289
Total Non-Agency Asset-Backed Securities (cost $2,476,835)		2,485,098

Non-Agency Collateralized Mortgage Obligations — 1.20%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 5.528% (SOFR + 1.90%) 12/25/41 #, •	250,000	250,610
Series 2023-R08 1M1 144A 5.128% (SOFR + 1.50%) 10/25/43 #, •	103,170	103,233
Series 2025-R04 1M2 144A 5.128% (SOFR + 1.50%) 5/25/45 #, •	150,000	150,482
Series 2025-R05 2M2 144A 5.228% (SOFR + 1.60%) 7/25/45 #, •	60,000	60,147
Series 2025-R06 1B1 144A 5.478% (SOFR + 1.85%) 9/25/45 #, •	240,973	242,529
Series 2026-R01 2M2 144A 4.978% (SOFR + 1.35%) 1/25/46 #, •	220,000	219,429
Series 2026-R02 1M2 144A 5.128% (SOFR + 1.50%) 2/25/46 #, •	110,000	110,463
Series 2026-R03 2M2 144A 5.178% (SOFR + 1.55%) 4/25/46 #, •	90,000	90,319
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 5.678% (SOFR + 2.05%) 12/25/33 #, •	340,880	346,122
Series 2023-HQA3 A1 144A 5.478% (SOFR + 1.85%) 11/25/43 #, •	127,340	127,960
Series 2025-DNA2 M2 144A 5.128% (SOFR + 1.50%) 5/25/45 #, •	55,000	55,048
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2025-DNA3 M2 144A 5.128% (SOFR + 1.50%) 9/25/45 #, •	70,000	$ 70,234
Series 2025-DNA4 M2 144A 5.178% (SOFR + 1.55%) 10/25/45 #, •	400,000	400,888
Series 2026-DNA2 B1 144A 5.728% (SOFR + 2.10%) 3/25/46 #, •	210,000	213,110
Series 2026-DNA2 M2 144A 5.228% (SOFR + 1.60%) 3/25/46 #, •	105,000	105,247
Series 2026-HQA1 M2 144A 5.128% (SOFR + 1.50%) 5/25/46 #, •	50,000	49,994

Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.928% (SOFR + 1.30%) 2/25/46 #, •	90,000	89,945
Total Non-Agency Collateralized Mortgage Obligations (cost $2,660,499)		2,685,760

Non-Agency Commercial Mortgage-Backed Securities — 3.50%
1301 Trust Series 2025-1301 A 144A 5.227% 8/11/42 #, •	350,000	349,578
BANK
Series 2021-BN32 A5 2.643% 4/15/54 •	730,000	659,922
Series 2021-BN36 A5 2.47% 9/15/64	760,000	673,224
Series 2022-BNK39 B 3.346% 2/15/55 •	100,000	87,242
Series 2022-BNK39 C 3.377% 2/15/55 •	45,000	38,200
Series 2022-BNK40 A4 3.502% 3/15/64 •	850,000	786,838
Series 2022-BNK40 B 3.502% 3/15/64 •	100,000	86,958

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	343,000	308,698
Benchmark Mortgage Trust
Series 2021-B24 A5 2.584% 3/15/54	750,000	672,591
Series 2021-B25 A5 2.577% 4/15/54	500,000	447,223
Series 2022-B32 A5 3.002% 1/15/55 •	1,000,000	886,519

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B32 B 3.202% 1/15/55 •	100,000	$ 83,335
Series 2022-B32 C 3.57% 1/15/55 •	125,000	94,608
Series 2022-B33 A5 3.458% 3/15/55 •	900,000	830,694
Series 2022-B33 B 3.734% 3/15/55 •	50,000	43,076
Series 2022-B33 C 3.734% 3/15/55 •	50,000	39,486

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.125% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •	210,000	210,459
BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	500,000	460,078
IRV Trust Series 2025-200P A 144A 5.471% 3/14/47 #, •	350,000	352,685
LEX Trust Series 2026-450 A 144A 4.975% (TSFR01M + 1.35%, Floor 1.35%) 3/15/43 #, •	350,000	350,547
MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.912% 10/15/42 #, •	350,000	346,917
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,408,679)		7,808,878

US Treasury Obligations — 4.78%
US Treasury Bonds
1.875% 11/15/51	1,235,000	678,960
2.375% 2/15/42	815,000	594,679
3.875% 2/15/43	1,750,000	1,551,177
5.00% 5/15/45	300,000	302,637

US Treasury Floating Rate Notes 3.879% (USBMMY3M + 0.10%) 4/30/28 •	2,585,000	2,585,081
US Treasury Notes
3.875% 8/31/32	670,000	655,671
4.125% 5/31/31	2,160,000	2,152,406
4.375% 5/15/36	2,155,000	2,143,720
Total US Treasury Obligations (cost $10,902,018)		10,664,331

	Number of shares	Value (US $)
Common Stocks — 60.64%♣
Communication Services — 5.18%
Alphabet Class A	13,827	$ 4,941,355
Alphabet Class C	12,451	4,399,312
Meta Platforms Class A	2,751	1,549,611
Netflix †	9,298	663,877
		11,554,155
Consumer Discretionary — 3.26%
Amazon.com †	17,602	4,195,261
AutoZone †	768	2,454,482
Booking Holdings	3,526	628,474
		7,278,217
Consumer Staples — 1.40%
Costco Wholesale	3,327	3,112,309
		3,112,309
Energy — 0.74%
Williams	22,276	1,655,998
		1,655,998
Financials — 9.82%
Ally Financial	45,904	2,109,289
American Express	6,354	2,149,241
Aon Class A	5,189	1,721,139
Blackstone	12,427	1,462,285
Cboe Global Markets	8,044	1,952,037
CME Group	5,815	1,284,126
JPMorgan Chase & Co.	8,929	2,922,730
Mastercard Class A	5,558	2,854,589
MNSN Holdings =, †	161	12,746
Morgan Stanley	12,300	2,571,192
PNC Financial Services Group	11,664	2,871,910
		21,911,284
Healthcare — 4.48%
AbbVie	5,007	1,259,961
Danaher	8,170	1,556,222
Eli Lilly & Co.	1,082	1,297,783
Gilead Sciences	18,621	2,352,577
Humana	2,361	937,836
Thermo Fisher Scientific	2,957	1,482,522
Vertex Pharmaceuticals †	2,203	1,094,296
		9,981,197
Industrials — 10.79%
Airbus ADR	49,430	2,748,308
BAE Systems ADR	20,402	1,998,376
Carrier Global	33,999	2,493,827
Caterpillar	1,285	1,368,396
Cummins	5,135	3,662,333
Eaton	8,148	3,472,026
Ferguson Enterprises	8,107	1,924,034
Howmet Aerospace	18,089	4,863,408

Schedules of investments
Nomura VIP Balanced Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Parker-Hannifin	1,580	$ 1,545,430
		24,076,138
Information Technology — 21.93%
Advanced Micro Devices †	7,257	4,215,664
Apple	25,981	7,517,862
Applied Materials	7,012	5,069,676
Broadcom	7,941	2,999,713
Microsoft	12,746	4,754,513
NVIDIA	44,624	8,928,816
Seagate Technology Holdings	4,997	4,822,105
ServiceNow †	16,598	1,647,850
Taiwan Semiconductor Manufacturing ADR	15,346	7,328,789
Texas Instruments	5,476	1,632,231
		48,917,219
Materials — 1.26%
Crown Holdings	14,109	1,577,669
Vulcan Materials	4,136	1,220,161
		2,797,830
Utilities — 1.78%
Entergy	22,488	2,582,972
NextEra Energy	15,877	1,393,524
		3,976,496
Total Common Stocks (cost $92,429,855)		135,260,843

Preferred Stock — 0.04%♣
Financials — 0.04%
SVB Financial Trust 11/7/32 †	184	84,640
Total Preferred Stock (cost $82,341)		84,640

Exchange-Traded Funds — 7.53%
iShares US Treasury Bond ETF	238,077	5,423,394
Vanguard Russell 1000 Growth ETF	81,012	10,354,144
Vanguard S&P 500 ETF	1,496	1,027,468
Total Exchange-Traded Funds (cost $16,672,851)		16,805,006

Short-Term Investments — 2.79%
Money Market Mutual Funds — 2.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	1,554,614	1,554,614
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,554,613	$ 1,554,613
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,554,613	1,554,613
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	1,554,613	1,554,613
Total Short-Term Investments (cost $6,218,453)		6,218,453

Total Value of Securities—100.99% (cost $183,782,568)		225,275,906
Liabilities Net of Receivables and Other Assets—(0.99%)		(2,207,619)
Net Assets Applicable to 33,987,397 Shares Outstanding—100.00%		$223,068,287
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $13,408,216, which represents 6.01% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
The following futures contracts were outstanding at June 30, 2026:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
73	$15,047,695	$15,047,868	9/30/26	$—	$(173)	$(8,555)
US Treasury 10 yr Notes
10	1,098,906	1,097,095	9/21/26	1,811	—	(2,969)
US Treasury Long Bonds
24	2,724,000	2,656,909	9/21/26	67,091	—	(15,750)
US Treasury Ultra Bonds
16	1,858,500	1,815,293	9/21/26	43,207	—	(12,000)
		20,617,165		112,109	(173)	(39,274)
Short Contracts:
US Treasury 5 yr Notes
(40)	(4,281,875)	(4,266,936)	9/30/26	—	(14,939)	7,500
US Treasury 10 yr Ultra Notes
(42)	(4,723,688)	(4,701,449)	9/21/26	—	(22,239)	(542)
		(8,968,385)		—	(37,178)	6,958
Total Futures Contracts		$11,648,780		$112,109	$(37,351)	$(32,316)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 8 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
LNG – Liquefied Natural Gas
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
Summary of abbreviations: (continued)
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR01M – 1 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura VIP Energy Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 95.22%♣
Coal & Consumable Fuels — 5.33%
Core Natural Resources	43,910	$ 3,513,678
Peabody Energy	55,171	1,275,554
		4,789,232
Electrical Components & Equipment — 1.57%
Contemporary Amperex Technology Class H	5,300	477,420
Generac Holdings †	3,178	930,550
		1,407,970
Heavy Electrical Equipment — 0.80%
GE Vernova	611	717,839
		717,839
Independent Power Producers & Energy Traders — 0.57%
Vistra	3,208	508,885
		508,885
Integrated Oil & Gas — 20.77%
BP ADR	117,980	4,359,361
Cenovus Energy	44,660	1,108,015
Exxon Mobil	34,860	4,766,059
Shell	72,992	2,836,103
Suncor Energy	16,850	904,508
TotalEnergies	48,223	3,728,868
Unit	30,173	944,113
		18,647,027
Oil & Gas Drilling — 2.29%
Helmerich & Payne	62,805	2,056,236
		2,056,236
Oil & Gas Equipment & Services — 12.59%
Innovex International †	37,980	941,904
National Energy Services Reunited †	27,720	829,660
Saipem	204,670	1,028,977
SLB	92,990	4,323,105
TechnipFMC	28,350	1,879,605
Weatherford International	28,200	2,298,300
		11,301,551
Oil & Gas Exploration & Production — 48.68%
Canadian Natural Resources	134,411	5,318,629
Chord Energy	31,392	3,588,106
ConocoPhillips	48,134	5,004,011
Devon Energy	43,150	1,782,958
Diamondback Energy	29,002	5,097,972
EOG Resources	18,758	2,433,475
EQT	15,215	808,981
Expand Energy	46,633	4,252,463
Kimbell Royalty Partners	242,178	3,518,846
Ovintiv	97,630	5,140,219
Parex Resources	52,787	796,132
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Oil & Gas Exploration & Production (continued)
Permian Resources Class A	274,585	$ 5,055,110
Valeura Energy †	124,090	909,950
		43,706,852
Oil & Gas Refining & Marketing — 2.62%
Valero Energy	9,043	2,355,159
		2,355,159
Total Common Stocks (cost $82,462,782)		85,490,751

Master Limited Partnerships — 3.21%
Energy Transfer	57,932	1,107,660
Enterprise Products Partners	48,380	1,778,449
Total Master Limited Partnerships (cost $2,289,191)		2,886,109

Short-Term Investments — 1.44%
Money Market Mutual Funds — 1.44%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	322,597	322,597
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	322,597	322,597
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	322,597	322,597
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	322,597	322,597
Total Short-Term Investments (cost $1,290,388)		1,290,388

Total Value of Securities—99.87% (cost $86,042,361)		89,667,248
Receivables and Other Assets Net of Liabilities—0.13%		117,584
Net Assets Applicable to 15,072,417 Shares Outstanding—100.00%		$89,784,832
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura VIP Growth Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.74%♣
Communication Services — 9.86%
Alphabet Class A	94,829	$ 33,889,040
Meta Platforms Class A	16,605	9,353,430
Netflix †	52,247	3,730,436
		46,972,906
Consumer Discretionary — 7.07%
Amazon.com †	101,562	24,206,287
Booking Holdings	39,426	7,027,290
Ferrari	6,528	2,430,309
		33,663,886
Consumer Staples — 0.16%
Coca-Cola	9,146	743,295
		743,295
Financials — 12.85%
Intercontinental Exchange	61,821	7,610,783
Mastercard Class A	22,040	11,319,744
MSCI	14,328	8,024,253
S&P Global	27,052	11,017,198
Visa Class A	67,757	23,246,749
		61,218,727
Healthcare — 13.59%
Danaher	52,951	10,086,107
Edwards Lifesciences †	94,702	8,566,743
Eli Lilly & Co.	19,149	22,967,885
Gilead Sciences	45,336	5,727,750
IDEXX Laboratories †	9,482	4,991,704
Intuitive Surgical †	19,949	7,933,318
Veeva Systems Class A †	25,235	4,478,455
		64,751,962
Industrials — 7.45%
Broadridge Financial Solutions	16,024	2,194,487
Equifax	17,868	2,836,009
General Electric	29,560	11,047,459
Old Dominion Freight Line	7,099	1,537,643
Verisk Analytics	48,407	8,690,509
Waste Connections	55,231	9,206,455
		35,512,562
Information Technology — 47.27%
Advanced Micro Devices †	42,264	24,551,580
Apple	141,691	40,999,708
Autodesk †	14,610	2,840,476
Broadcom	40,637	15,350,627
Intuit	13,929	3,635,469
Microsoft	99,117	36,972,623
Motorola Solutions	17,493	7,264,668
NVIDIA	372,343	74,502,111
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing ADR	39,938	$ 19,073,191
		225,190,453
Materials — 1.49%
Vulcan Materials	24,058	7,097,351
		7,097,351
Total Common Stocks (cost $307,801,376)		475,151,142

Short-Term Investments — 0.53%
Money Market Mutual Funds — 0.53%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	625,892	625,892
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	625,892	625,892
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	625,892	625,892
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	625,893	625,893
Total Short-Term Investments (cost $2,503,569)		2,503,569

Total Value of Securities—100.27% (cost $310,304,945)		477,654,711
Liabilities Net of Receivables and Other Assets—(0.27%)		(1,273,322)
Net Assets Applicable to 74,462,071 Shares Outstanding—100.00%		$476,381,389
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

Consolidated schedules of investments
Nomura VIP High Income Series
June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.37%
Leisure — 0.37%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	4,101,113	$ 2,777,353
Total Convertible Bond (cost $4,083,251)		2,777,353

Corporate Bonds — 92.25%
Automotive — 3.22%
Allison Transmission 144A 3.75% 1/30/31 #	6,281,000	5,877,599
American Axle & Manufacturing 144A 7.75% 10/15/33 #	857,000	847,180
Clarios Global
144A 6.75% 2/15/30 #	1,484,000	1,529,996
144A 6.75% 9/15/32 #	1,965,000	2,008,083

Garrett Motion Holdings 144A 7.75% 5/31/32 #	820,000	861,544
Goodyear Tire & Rubber
6.625% 7/15/30	2,695,000	2,604,999
8.875% 7/15/32	300,000	302,802
Nissan Motor
144A 7.75% 7/17/32 #	600,000	622,115
144A 8.125% 7/17/35 #	3,110,000	3,294,922

Nissan Motor Acceptance 144A 6.125% 9/30/30 #	475,000	467,341
Phinia 144A 6.625% 10/15/32 #	1,948,000	1,991,357
Tenneco 144A 8.00% 11/17/28 #	1,115,000	1,122,603
ZF North America Capital 144A 7.50% 3/24/31 #	2,605,000	2,624,379
		24,154,920
Banking — 0.81%
Barclays 9.625% 12/15/29 μ, ψ	3,415,000	3,790,964
Royal Bank of Canada 6.50% 11/24/85 μ	2,330,000	2,306,011
		6,096,975
Basic Industry — 8.90%
Alcoa Nederland Holding 144A 7.125% 3/15/31 #	625,000	649,002
Arsenal AIC Parent 144A 8.00% 10/1/30 #	6,010,000	6,271,134
Ashland 144A 3.375% 9/1/31 #	150,000	139,672
Ashton Woods USA
144A 4.625% 8/1/29 #	450,000	434,144
144A 4.625% 4/1/30 #	600,000	569,749
144A 6.875% 8/1/33 #	200,000	198,481
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Beazer Homes USA
7.25% 10/15/29	600,000	$ 605,864
144A 7.50% 3/15/31 #	800,000	797,458
144A 8.00% 1/15/32 #	600,000	603,112

Bond US Bidco 1 144A 7.125% 6/15/33 #	400,000	404,131
Builders FirstSource
144A 4.25% 2/1/32 #	1,600,000	1,491,545
144A 5.00% 3/1/30 #	600,000	588,676
144A 6.375% 6/15/32 #	1,475,000	1,498,118
144A 6.375% 3/1/34 #	2,000,000	2,024,310
144A 6.75% 5/15/35 #	900,000	918,739
Celanese US Holdings
7.375% 2/15/34	3,905,000	4,026,738
7.379% 7/15/32	200,000	210,460
7.70% 11/15/33	900,000	962,116

Century Aluminum 144A 6.875% 8/1/32 #	825,000	849,214
Chemours
144A 7.875% 3/15/34 #	1,955,000	1,966,271
144A 8.00% 1/15/33 #	750,000	760,178

Cleveland-Cliffs 144A 7.00% 3/15/32 #	3,285,000	3,263,140
Commercial Metals
4.125% 1/15/30	275,000	266,675
4.375% 3/15/32	475,000	450,232
144A 5.75% 11/15/33 #	525,000	522,185
144A 6.00% 12/15/35 #	300,000	299,384

Constellium 144A 6.375% 8/15/32 #	1,660,000	1,692,795
First Quantum Minerals
144A 6.375% 2/15/36 #	500,000	491,072
144A 7.25% 2/15/34 #	625,000	641,204
144A 8.00% 3/1/33 #	1,000,000	1,046,754
FMC
3.45% 10/1/29	425,000	393,781
5.65% 5/18/33	425,000	381,495
6.375% 5/18/53	225,000	177,063
144A 8.00% 6/1/31 #	475,000	494,707
Fortescue Treasury
144A 5.875% 4/15/30 #	3,340,000	3,383,319
144A 6.125% 4/15/32 #	1,200,000	1,234,516

Hybar 144A 7.375% 7/1/34 #	75,000	75,458
JH North America Holdings 144A 5.875% 1/31/31 #	475,000	477,591
K Hovnanian Enterprises 144A 8.375% 10/1/33 #	2,640,000	2,714,944

Consolidated schedules of investments
Nomura VIP High Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Kaiser Aluminum
144A 4.50% 6/1/31 #	750,000	$ 718,401
144A 5.875% 3/1/34 #	425,000	421,114

KB Home 4.00% 6/15/31	500,000	468,064
Mineral Resources
144A 6.00% 5/1/32 #	300,000	296,966
144A 6.25% 5/1/34 #	300,000	295,180
144A 9.25% 10/1/28 #	753,000	777,772

NOVA Chemicals 144A 9.00% 2/15/30 #	3,950,000	4,139,936
Novelis 144A 6.375% 8/15/33 #	900,000	907,127
Olin 5.00% 2/1/30	425,000	412,261
Olympus Water US Holding 144A 7.25% 6/15/31 #	750,000	760,001
Quikrete Holdings 144A 6.75% 3/1/33 #	4,585,000	4,676,164
SCIH Salt Holdings
144A 4.875% 5/1/28 #	125,000	123,376
144A 6.625% 5/1/29 #	375,000	372,041

Smyrna Ready Mix Concrete 144A 6.00% 11/1/28 #	960,000	962,450
Solstice Advanced Materials 144A 5.625% 9/30/33 #	300,000	298,290
Standard Building Solutions 144A 6.50% 8/15/32 #	4,030,000	4,056,977
Stonepeak Motion Holdco 144A 6.125% 7/15/33 #	400,000	400,744
WR Grace Holdings
144A 6.625% 8/15/32 #	150,000	145,597
144A 7.00% 8/1/33 #	1,948,000	1,898,487

WS Escrow 144A 7.75% 6/1/33 #	775,000	796,380
		66,902,755
Capital Goods — 6.82%
Amentum Holdings 144A 7.25% 8/1/32 #	2,325,000	2,396,236
Ardagh Group
144A 9.50% 12/1/30 #	300,000	320,897
PIK, 144A 11.00% 12/1/30 #, >	1,035,750	990,436

Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	600,000	570,653
ATI
5.125% 10/1/31	750,000	745,135
5.875% 6/15/33	75,000	76,087
7.25% 8/15/30	600,000	623,369
Axon Enterprise
144A 6.125% 3/15/30 #	600,000	613,477
144A 6.25% 3/15/33 #	1,675,000	1,717,877
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Boeing
6.528% 5/1/34	300,000	$ 326,482
6.858% 5/1/54	625,000	702,944
Bombardier
144A 5.875% 1/15/35 #	400,000	401,981
144A 7.25% 7/1/31 #	1,905,000	1,995,627
144A 8.75% 11/15/30 #	2,515,000	2,661,635

Canpack Group 144A 6.00% 5/15/31 #	400,000	402,544
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	3,938,000	3,887,665
Columbus McKinnon 144A 7.125% 2/1/33 #	375,000	376,098
Core & Main 144A 6.00% 7/1/34 #	300,000	301,720
Goat Holdco 144A 6.75% 2/1/32 #	1,915,000	1,964,114
Manitowoc 144A 9.25% 10/1/31 #	2,035,000	2,190,043
Mauser Packaging Solutions Holding
144A 7.875% 4/15/30 #	500,000	511,427
144A 9.25% 4/15/30 #	219,000	215,630

OI European Group 144A 4.75% 2/15/30 #	866,000	823,159
Owens-Brockway Glass Container
144A 7.25% 5/15/31 #	950,000	940,014
144A 7.375% 6/1/32 #	300,000	287,802
144A 9.50% 6/1/33 #	425,000	435,680
Space Exploration Technologies
144A 5.35% 7/15/31 #	125,000	124,706
144A 5.875% 7/15/36 #	725,000	715,817
144A 6.65% 7/15/56 #	275,000	265,489
Sword Purchaser
144A 8.25% 4/15/33 #	2,613,000	2,705,343
144A 10.50% 4/15/34 #	1,122,000	1,174,698

Terex 144A 6.25% 10/15/32 #	3,885,000	3,937,560
TransDigm
144A 6.125% 7/31/34 #	1,550,000	1,549,944
144A 6.375% 5/31/33 #	1,850,000	1,868,839
144A 6.625% 3/1/32 #	3,260,000	3,347,599
144A 6.875% 12/15/30 #	6,450,000	6,633,019
Trivium Packaging Finance
144A 8.25% 7/15/30 #	567,000	599,448
144A 12.25% 1/15/31 #	897,000	992,156

VoltaGrid 144A 7.375% 11/1/30 #	784,000	814,306
		51,207,656

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Goods — 1.68%
Fiesta Purchaser 144A 9.625% 9/15/32 #	2,860,000	$ 2,808,668
Industrial F&B Investments III 144A 7.75% 2/11/33 #	847,000	863,774
KeHE Distributors
144A 7.125% 4/30/33 #	375,000	382,216
144A 9.00% 2/15/29 #	1,050,000	1,100,506

MajorDrive Holdings IV 144A 6.375% 6/1/29 #	1,025,000	863,353
Newell Brands
6.375% 5/15/30	600,000	608,563
6.625% 9/15/29	450,000	457,809
6.625% 5/15/32	300,000	303,959

Performance Food Group 144A 6.125% 9/15/32 #	625,000	633,426
Post Holdings
144A 4.625% 4/15/30 #	300,000	289,998
144A 6.25% 2/15/32 #	200,000	203,262
144A 6.25% 10/15/34 #	200,000	196,622
144A 6.375% 3/1/33 #	575,000	570,863
144A 6.50% 3/15/36 #	750,000	742,090

Scotts Miracle-Gro 4.00% 4/1/31	600,000	564,453
US Foods
144A 5.75% 4/15/33 #	600,000	601,138
144A 7.25% 1/15/32 #	450,000	467,535
Whirlpool
4.70% 5/14/32	900,000	711,295
144A 7.50% 7/1/31 #	150,000	152,167
144A 7.875% 7/1/34 #	125,000	125,825
		12,647,522
Electric — 4.99%
AES 7.60% 1/15/55 μ	600,000	616,015
Alpha Generation
144A 6.25% 1/15/34 #	300,000	295,389
144A 6.75% 10/15/32 #	750,000	764,141

California Buyer 144A 6.375% 2/15/32 #	2,768,000	2,776,318
Constellation Energy Generation
144A 4.625% 2/1/29 #	150,000	149,166
144A 5.00% 2/1/31 #	1,200,000	1,199,976
Edison International
7.875% 6/15/54 μ	450,000	463,149
8.125% 6/15/53 μ	300,000	308,427
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
NRG Energy
144A 5.75% 7/15/29 #	1,200,000	$ 1,201,822
144A 5.75% 1/15/34 #	1,050,000	1,042,352
144A 5.875% 5/15/34 #	675,000	671,773
144A 6.00% 2/1/33 #	1,500,000	1,508,588
144A 6.00% 1/15/36 #	2,406,000	2,399,694
144A 6.125% 5/15/36 #	900,000	900,804
144A 6.25% 11/1/34 #	4,090,000	4,143,020

PG&E 7.375% 3/15/55 μ	1,200,000	1,223,552
Talen Energy Supply
144A 6.125% 5/1/31 #	1,925,000	1,925,835
144A 6.25% 2/1/34 #	1,250,000	1,242,928
144A 6.50% 2/1/36 #	1,025,000	1,033,776

TerraForm Power Operating 144A 4.75% 1/15/30 #	450,000	435,608
TransAlta 5.875% 2/1/34	475,000	468,190
Vistra
144A 7.00% 12/15/26 #, μ, ψ	8,025,000	8,107,882
144A 8.00% 10/15/26 #, μ, ψ	3,650,000	3,688,945

Vistra Operations 144A 6.875% 4/15/32 #	900,000	932,521
		37,499,871
Energy — 12.78%
Antero Midstream Partners
144A 5.75% 10/15/33 #	600,000	594,554
144A 5.75% 7/1/34 #	600,000	592,860
144A 6.625% 2/1/32 #	500,000	510,948

Archrock Partners 144A 6.625% 9/1/32 #	2,070,000	2,112,292
Ascent Resources Utica Holdings 144A 9.00% 11/1/27 #	819,000	909,729
Blue Racer Midstream 144A 7.25% 7/15/32 #	600,000	621,101
Borr IHC 144A 10.375% 11/15/30 #	527,184	559,355
Buckeye Partners
5.85% 11/15/43	225,000	206,453
144A 6.75% 2/1/30 #	300,000	309,998
144A 6.875% 7/1/29 #	600,000	612,851
Comstock Resources
144A 5.875% 1/15/30 #	925,000	873,008
144A 6.75% 3/1/29 #	750,000	739,001

CQP Holdco 144A 5.50% 6/15/31 #	1,350,000	1,325,612
Crescent Energy Finance
144A 7.875% 4/15/32 #	2,780,000	2,816,613
144A 8.375% 1/15/34 #	1,749,000	1,802,546

DBR Land Holdings 144A 6.25% 12/1/30 #	425,000	431,855

Consolidated schedules of investments
Nomura VIP High Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Delek Logistics Partners
144A 6.875% 6/1/34 #	675,000	$ 672,212
144A 7.375% 6/30/33 #	750,000	764,569
144A 8.625% 3/15/29 #	304,000	316,134
Energy Transfer
6.50% 2/15/56 μ	700,000	706,221
6.75% 2/15/56 μ	425,000	434,330
7.125% 10/1/54 μ	375,000	386,975

Excelerate Energy 144A 8.00% 5/15/30 #	900,000	949,635
Genesis Energy
6.75% 3/15/34	858,000	851,878
7.875% 5/15/32	940,000	969,807
8.875% 4/15/30	1,850,000	1,936,745

Gulfport Energy Operating 144A 6.75% 9/1/29 #	3,675,000	3,752,770
Harvest Midstream I
144A 6.75% 5/15/34 #	375,000	380,520
144A 7.50% 5/15/32 #	600,000	621,791
Hess Midstream Operations
144A 5.50% 10/15/30 #	300,000	299,515
144A 6.50% 6/1/29 #	300,000	306,298
Hilcorp Energy I
144A 6.00% 2/1/31 #	523,000	506,895
144A 6.25% 4/15/32 #	890,000	862,051
144A 7.25% 2/15/35 #	1,440,000	1,418,713
Howard Midstream Energy Partners
144A 6.625% 1/15/34 #	600,000	605,450
144A 7.375% 7/15/32 #	775,000	803,100

ITT Holdings 144A 6.50% 8/1/29 #	175,000	173,049
Kinetik Holdings 144A 5.875% 6/15/30 #	550,000	553,446
Kraken Oil & Gas Partners 144A 7.125% 5/15/31 #	225,000	220,148
Martin Midstream Partners 144A 11.50% 2/15/28 #	1,050,000	1,058,591
Matador Resources 144A 6.25% 4/15/33 #	2,870,000	2,860,997
Nabors Industries
144A 8.875% 8/15/31 #	778,000	799,309
144A 9.125% 1/31/30 #	1,475,000	1,542,318
NGL Energy Operating
144A 8.125% 2/15/29 #	225,000	233,017
144A 8.375% 2/15/32 #	3,860,000	4,020,163
Noble Finance II
144A 6.25% 6/15/34 #	650,000	637,456
144A 8.00% 4/15/30 #	2,390,000	2,477,528
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Northern Oil & Gas
144A 7.875% 10/15/33 #	825,000	$ 820,330
144A 8.75% 6/15/31 #	675,000	695,611

Northriver Midstream Finance 144A 6.75% 7/15/32 #	600,000	607,967
NuStar Logistics 6.375% 10/1/30	3,742,000	3,868,753
ONEOK
5.05% 4/1/45	325,000	287,410
5.45% 6/1/47	700,000	643,056
5.60% 4/1/44	300,000	283,932

Par Petroleum 144A 7.375% 6/1/34 #	325,000	329,075
PBF Holding 144A 7.25% 6/1/34 #	300,000	297,192
Prairie Acquiror 144A 9.00% 8/1/29 #	550,000	573,555
Rockies Express Pipeline
144A 4.95% 7/15/29 #	400,000	394,969
144A 6.875% 4/15/40 #	450,000	461,205

SESI 144A 7.875% 9/30/30 #	785,000	798,144
SM Energy
144A 7.00% 8/1/32 #	1,171,000	1,182,572
144A 9.625% 6/15/33 #	3,645,000	3,998,324

Solaris Energy Infrastructure 144A 6.375% 5/15/31 #	475,000	480,542
South Bow Canadian Infrastructure Holdings
7.50% 3/1/55 μ	450,000	481,148
7.625% 3/1/55 μ	450,000	471,537
Sunoco
144A 4.50% 10/1/29 #	900,000	874,595
144A 4.625% 5/1/30 #	150,000	144,976
144A 5.625% 3/15/31 #	300,000	297,933
144A 5.875% 3/15/34 #	300,000	296,065
144A 6.25% 7/1/33 #	900,000	908,501
144A 7.25% 5/1/32 #	2,210,000	2,293,730
144A 7.875% 9/18/30 #, μ, ψ	2,400,000	2,497,397

Superior Plus 144A 4.50% 3/15/29 #	375,000	363,815
Tallgrass Energy Partners
144A 6.00% 12/31/30 #	300,000	300,284
144A 6.00% 9/1/31 #	450,000	445,411
144A 7.375% 2/15/29 #	425,000	437,470

Talos Production 144A 9.375% 2/1/31 #	875,000	919,533
TransMontaigne Partners 144A 8.50% 6/15/30 #	375,000	382,327

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Transocean International
144A 7.875% 10/15/32 #	3,628,000	$ 3,789,319
144A 8.50% 5/15/31 #	1,845,000	1,916,517

USA Compression Partners 144A 7.125% 3/15/29 #	3,435,000	3,520,185
Valaris 144A 8.375% 4/30/30 #	700,000	727,243
Venture Global Calcasieu Pass
144A 4.125% 8/15/31 #	600,000	563,541
144A 6.00% 5/1/36 #	450,000	455,116
144A 6.25% 1/15/30 #	375,000	384,249
Venture Global LNG
144A 6.375% 12/15/34 #	500,000	491,676
144A 9.00% 9/30/29 #, μ, ψ	500,000	488,418
144A 9.875% 2/1/32 #	3,320,000	3,545,634
Venture Global Plaquemines LNG
144A 6.50% 6/15/34 #	1,525,000	1,589,469
144A 6.75% 1/15/36 #	425,000	450,832
144A 7.75% 5/1/35 #	3,630,000	4,072,668

WBI Operating 144A 6.50% 10/15/33 #	75,000	75,510
		96,048,143
Financial Services — 6.49%
Ally Financial 7.10% 8/15/31 μ, ψ	625,000	633,639
Azorra Finance 144A 7.75% 4/15/30 #	1,295,000	1,344,323
Block 6.50% 5/15/32	2,955,000	3,018,284
Breakwater Energy Holdings 144A 9.25% 11/15/30 #	825,000	871,290
Coinbase Global
144A 3.375% 10/1/28 #	2,210,000	2,099,292
144A 3.625% 10/1/31 #	1,815,000	1,582,258
CrossCountry Intermediate HoldCo
144A 6.50% 10/1/30 #	727,000	717,463
144A 6.75% 12/1/32 #	675,000	652,316
FirstCash
144A 4.625% 9/1/28 #	325,000	319,686
144A 5.625% 1/1/30 #	325,000	323,292
144A 6.875% 3/1/32 #	450,000	462,976

Freedom Mortgage Holdings 144A 9.25% 2/1/29 #	600,000	622,221
FS KKR Capital
6.125% 1/15/30	200,000	194,978
7.50% 8/1/31	275,000	274,002

FTAI Aviation Investors 144A 7.00% 6/15/32 #	3,990,000	4,129,091
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
Icahn Enterprises
5.25% 5/15/27	2,114,000	$ 2,090,572
9.75% 1/15/29	900,000	883,385
144A 10.00% 11/15/29 #	900,000	888,719
Jane Street Group
144A 4.50% 11/15/29 #	550,000	536,439
144A 6.125% 11/1/32 #	475,000	475,320
144A 6.75% 5/1/33 #	600,000	617,347
144A 7.125% 4/30/31 #	125,000	129,308

Jefferies Finance 144A 6.625% 10/15/31 #	1,200,000	1,182,227
Jefferson Capital Holdings 144A 8.25% 5/15/30 #	765,000	804,826
LFS Topco 144A 8.75% 7/15/30 #	550,000	552,893
Navient
4.875% 3/15/28	900,000	883,312
9.375% 10/15/31	150,000	149,617
OneMain Finance
6.625% 5/15/29	2,811,000	2,869,775
6.75% 3/15/32	1,625,000	1,630,939
7.125% 9/15/32	947,000	964,127
7.875% 3/15/30	1,300,000	1,354,197
PennyMac Financial Services
144A 6.875% 5/15/32 #	1,915,000	1,875,726
144A 6.875% 2/15/33 #	2,800,000	2,732,219

PHH Escrow Issuer 144A 9.875% 11/1/29 #	400,000	391,849
Rfna 144A 7.875% 2/15/30 #	600,000	604,957
Rocket
144A 6.125% 8/1/30 #	300,000	305,294
144A 6.375% 8/1/33 #	3,860,000	3,930,308
144A 6.50% 8/1/29 #	600,000	613,166
144A 6.50% 6/15/34 #	320,000	328,617
144A 7.125% 2/1/32 #	600,000	623,113
Rocket Mortgage
144A 3.875% 3/1/31 #	450,000	421,292
144A 4.00% 10/15/33 #	1,500,000	1,350,887

SLM 6.495% 5/15/32 μ	425,000	425,039
United Wholesale Mortgage 144A 5.50% 4/15/29 #	300,000	278,906
UWM Holdings 144A 6.625% 2/1/30 #	1,129,000	1,052,934
WEX 144A 6.50% 3/15/33 #	600,000	597,876
		48,790,297
Healthcare — 8.65%
1261229 BC 144A 10.00% 4/15/32 #	4,380,000	4,439,156
Acadia Healthcare 144A 5.50% 7/1/28 #	550,000	547,807

Consolidated schedules of investments
Nomura VIP High Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
AMN Healthcare
144A 4.00% 4/15/29 #	600,000	$ 581,507
144A 6.50% 1/15/31 #	300,000	302,000

AthenaHealth Group 144A 6.50% 2/15/30 #	2,060,000	1,976,465
Avantor Funding 144A 3.875% 11/1/29 #	4,315,000	4,122,248
Bausch Health
144A 4.875% 6/1/28 #	175,000	161,953
144A 5.00% 1/30/28 #	573,000	508,993
144A 5.00% 2/15/29 #	125,000	92,222
144A 5.25% 1/30/30 #	400,000	256,303
144A 5.25% 2/15/31 #	150,000	88,676
144A 6.25% 2/15/29 #	275,000	207,109
144A 7.00% 1/15/28 #	300,000	271,313
144A 7.25% 5/30/29 #	450,000	339,469
144A 11.00% 9/30/28 #	675,000	687,933
144A 14.00% 10/15/30 #	250,000	236,285

Bausch Health Americas 144A 8.50% 1/31/27 #	900,000	899,033
Carriage Services 144A 4.25% 5/15/29 #	500,000	479,969
Centene
3.00% 10/15/30	3,925,000	3,554,506
4.625% 12/15/29	825,000	800,734

Charlotte Buyer 144A 8.00% 6/30/31 #	150,000	151,941
CHS
144A 5.25% 5/15/30 #	1,600,000	1,510,864
144A 6.125% 4/1/30 #	978,000	878,980
144A 6.875% 4/15/29 #	980,000	964,698
144A 9.75% 1/15/34 #	2,840,000	2,968,740

Concentra Health Services 144A 6.875% 7/15/32 #	600,000	621,831
CVS Health 7.00% 3/10/55 μ	900,000	934,778
DaVita
144A 3.75% 2/15/31 #	2,425,000	2,247,988
144A 4.625% 6/1/30 #	1,475,000	1,429,824
144A 6.75% 7/15/33 #	300,000	309,733
144A 6.875% 9/1/32 #	300,000	309,568

Encompass Health 144A 5.875% 6/1/34 #	375,000	374,484
GENMAB
144A 6.25% 12/15/32 #	800,000	815,730
144A 7.25% 12/15/33 #	760,000	792,876

Global Medical Response 144A 7.375% 10/1/32 #	2,238,000	2,320,582
IQVIA 144A 6.25% 6/1/32 #	2,000,000	2,035,857
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
LifePoint Health
144A 5.375% 1/15/29 #	300,000	$ 288,031
144A 7.00% 5/1/34 #	900,000	863,268
144A 10.00% 6/1/32 #	600,000	599,737

Medline Borrower 144A 5.25% 10/1/29 #	2,925,000	2,908,603
Molina Healthcare
144A 3.875% 11/15/30 #	225,000	209,970
144A 3.875% 5/15/32 #	375,000	339,243

Organon & Co. 144A 5.125% 4/30/31 #	4,595,000	4,548,065
Paradigm Parent and Paradigm Parent CO-Issuer 144A 8.75% 4/17/32 #	530,000	475,013
Prestige Brands 144A 6.25% 7/15/34 #	400,000	400,000
Radiology Partners 144A 8.50% 7/15/32 #	1,265,000	1,321,734
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	3,180,000	3,110,281
Select Medical 144A 6.25% 12/1/32 #	375,000	364,537
Service Corp International
4.00% 5/15/31	1,150,000	1,086,259
5.75% 10/15/32	600,000	603,164

Surgery Center Holdings 144A 7.25% 4/15/32 #	2,735,000	2,772,171
Teleflex 144A 5.875% 1/15/32 #	300,000	302,642
Tenet Healthcare
4.25% 6/1/29	900,000	875,200
4.375% 1/15/30	300,000	290,901
144A 5.50% 11/15/32 #	1,050,000	1,044,593
144A 6.00% 11/15/33 #	300,000	302,839
6.125% 6/15/30	2,400,000	2,420,587
6.75% 5/15/31	600,000	614,944
		64,963,937
Insurance — 0.60%
Acrisure 144A 7.50% 11/6/30 #	925,000	877,941
Asurion 144A 8.375% 2/1/34 #	1,120,000	1,037,584
Baldwin Insurance Group Holdings 144A 7.125% 5/15/31 #	375,000	376,899
CRC Insurance Group 144A 7.125% 6/1/31 #	705,000	703,171
Howden UK Refinance 144A 8.125% 2/15/32 #	828,000	742,880
HUB International 144A 7.25% 6/15/30 #	779,000	799,844
		4,538,319

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Leisure — 4.96%
AMC Entertainment Holdings 144A 7.50% 2/15/29 #	1,525,000	$ 1,417,769
Boyd Gaming 144A 4.75% 6/15/31 #	1,550,000	1,497,498
Carnival
144A 5.125% 5/1/29 #	600,000	599,360
144A 5.75% 8/1/32 #	1,500,000	1,516,526
144A 5.875% 6/15/31 #	1,235,000	1,257,889
144A 6.125% 2/15/33 #	2,919,000	2,955,765
Churchill Downs
144A 5.50% 4/1/27 #	525,000	525,127
144A 5.75% 4/1/30 #	500,000	499,802
Cinemark USA
144A 5.25% 7/15/28 #	325,000	324,669
144A 7.00% 8/1/32 #	325,000	335,496

Gaia Purchaser 144A 7.625% 7/15/33 #	575,000	581,950
Hilton Domestic Operating
144A 3.625% 2/15/32 #	250,000	228,939
144A 4.00% 5/1/31 #	1,290,000	1,219,727
4.875% 1/15/30	300,000	299,151
144A 5.50% 9/15/31 #	375,000	376,167
144A 5.50% 3/31/34 #	425,000	421,560
144A 5.75% 9/15/33 #	525,000	527,227
144A 5.875% 3/15/33 #	750,000	757,196
144A 6.125% 4/1/32 #	125,000	126,736

Hilton Grand Vacations Borrower Escrow 144A 4.875% 7/1/31 #	925,000	869,945
Life Time 144A 6.00% 11/15/31 #	4,075,000	4,140,250
Light & Wonder International 144A 7.25% 11/15/29 #	1,880,000	1,914,989
Lindblad Expeditions 144A 7.00% 9/15/30 #	773,000	799,701
Muvico PIK 144A 15.00% 2/19/29 #, >>>	2,401,300	2,625,904
NCL
144A 6.25% 9/15/33 #	100,000	97,176
144A 6.75% 2/1/32 #	1,445,000	1,442,770

Penn Entertainment 144A 4.125% 7/1/29 #	950,000	911,358
Pioneer Opco 144A 7.00% 5/15/33 #	125,000	127,357
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	1,050,000	1,052,373
144A 5.50% 4/1/28 #	450,000	454,352
144A 5.625% 9/30/31 #	825,000	832,171
144A 6.00% 2/1/33 #	325,000	329,675
144A 6.25% 3/15/32 #	375,000	383,370
7.50% 10/15/27	75,000	77,739

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)

Six Flags Entertainment 144A 8.625% 1/15/32 #	3,101,000	$ 3,195,088
Travel + Leisure 144A 6.125% 9/1/33 #	600,000	594,114
Viking Cruises
144A 5.875% 10/15/33 #	425,000	425,874
144A 9.125% 7/15/31 #	750,000	786,259

VOC Escrow 144A 5.00% 2/15/28 #	450,000	449,695
Wynn Resorts Finance 144A 6.25% 3/15/33 #	300,000	301,289
		37,280,003
Media — 9.27%
Advantage Sales & Marketing 144A 9.00% 11/15/30 #	1,596,202	1,424,610
AMC Global Media
4.25% 2/15/29	250,000	221,226
144A 10.50% 7/15/32 #	1,528,000	1,571,658
CCO Holdings
144A 4.25% 2/1/31 #	75,000	67,603
144A 4.50% 8/15/30 #	1,285,000	1,195,317
144A 4.75% 2/1/32 #	1,098,000	980,126
144A 6.375% 9/1/29 #	1,933,000	1,932,142
144A 7.00% 2/1/33 #	7,541,000	7,401,611

Cimpress 144A 7.375% 9/15/32 #	375,000	379,418
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	2,120,000	2,233,685
CMG Media 144A 8.875% 6/18/29 #	2,531,000	1,854,798
CSC Holdings
144A 4.50% 11/15/31 #	3,015,000	1,783,794
144A 5.00% 11/15/31 #	1,781,000	420,761
144A 11.75% 1/31/29 #	1,000,000	615,748

Cumulus Media New Holdings 144A 8.00% 7/1/29 #, ‡	3,871,000	609,683
Directv Financing
Directv Financing 144A 8.875% 2/1/30 #	1,530,000	1,557,772
144A 9.25% 6/1/32 #	800,000	813,421
144A 10.00% 2/15/31 #	900,000	934,520
Discovery Communications
3.625% 5/15/30	900,000	837,659
3.95% 3/20/28	150,000	147,844
4.125% 5/15/29	1,500,000	1,486,140
5.00% 9/20/37	300,000	237,000

Consolidated schedules of investments
Nomura VIP High Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Discovery Global Holdings
3.755% 3/15/27	75,000	$ 74,543
4.054% 3/15/29	500,000	495,330
4.279% 3/15/32	1,050,000	942,869
5.05% 3/15/42	1,650,000	1,210,803
DISH DBS
5.125% 6/1/29 ‡	750,000	675,574
144A 5.25% 12/1/26 #	1,200,000	1,187,928
144A 5.75% 12/1/28 #	1,200,000	1,163,454
7.375% 7/1/28 ‡	600,000	576,604
7.75% 7/1/26 ‡	750,000	750,000

EW Scripps 144A 9.875% 8/15/30 #	850,000	744,688
Gray Media
144A 5.375% 11/15/31 #	5,055,000	3,395,443
144A 7.25% 8/15/33 #	1,695,000	1,670,503
iHeartCommunications
144A 4.75% 1/15/28 #	1,320,000	1,264,867
144A 7.00% 1/15/31 #	175,000	154,326
144A 7.75% 8/15/30 #	900,000	840,362
144A 9.125% 5/1/29 #	1,330,000	1,291,669
144A 10.875% 5/1/30 #	1,425,000	1,239,037

Lamar Media 144A 5.375% 11/1/33 #	475,000	465,889
McGraw-Hill Education 144A 7.375% 9/1/31 #	1,108,000	1,126,930
Midcontinent Communications 144A 8.00% 8/15/32 #	155,000	136,012
Nexstar Media
144A 6.50% 9/15/33 #	2,565,000	2,566,545
144A 7.25% 4/15/34 #	742,000	740,846
OAK-Eagle Acquireco
144A 7.25% 7/1/33 #	1,817,878	1,902,684
144A 8.75% 7/1/34 #	1,188,000	1,261,563

Outfront Media Capital 144A 4.25% 1/15/29 #	600,000	584,567
Paramount Global
4.20% 6/1/29	600,000	575,751
4.20% 5/19/32	175,000	151,912
4.375% 3/15/43	400,000	258,381
4.60% 1/15/45	125,000	79,666
4.95% 1/15/31	2,000,000	1,859,680
4.95% 5/19/50	700,000	452,390
5.25% 4/1/44	150,000	103,127
5.85% 9/1/43	925,000	693,051
6.875% 4/30/36	1,425,000	1,337,356
7.875% 7/30/30	350,000	367,685

Playtika Holding 144A 4.25% 3/15/29 #	650,000	582,325
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
RR Donnelley & Sons
144A 9.50% 8/1/29 #	600,000	$ 622,678
PIK 144A 11.00% 6/1/31 #, «	675,000	655,406

RRD Parent 144A 13.00% 2/4/30 #, ψ	300,000	323,254
Sinclair Television Group 144A 8.125% 2/15/33 #	600,000	617,050
Sirius XM Radio
144A 3.875% 9/1/31 #	1,050,000	954,216
144A 4.00% 7/15/28 #	1,075,000	1,047,403

Snap 144A 6.875% 3/1/33 #	1,215,000	1,185,016
Univision Communications
144A 7.375% 6/30/30 #	1,125,000	1,128,969
144A 9.375% 8/1/32 #	1,447,000	1,471,388
		69,636,276
Non-Electric Utilities — 0.66%
AmeriGas Partners
144A 6.875% 6/1/31 #	575,000	582,546
144A 9.50% 6/1/30 #	1,155,000	1,239,979
Ferrellgas
144A 5.875% 4/1/29 #	1,475,000	1,435,516
144A 9.25% 1/15/31 #	975,000	1,028,185

Suburban Propane Partners 144A 5.00% 6/1/31 #	725,000	687,641
		4,973,867
Real Estate — 2.66%
Anywhere Real Estate Group
144A 5.25% 4/15/30 #	300,000	289,720
144A 5.75% 1/15/29 #	1,200,000	1,194,392
144A 7.00% 4/15/30 #	1,500,000	1,517,004
Iron Mountain
144A 4.50% 2/15/31 #	1,200,000	1,148,354
144A 5.25% 3/15/28 #	675,000	674,509
144A 5.25% 7/15/30 #	1,875,000	1,848,088
144A 6.25% 1/15/33 #	1,200,000	1,213,151
144A 6.25% 1/15/35 #	975,000	980,019

Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	2,400,000	2,307,322
MPT Operating Partnership
3.50% 3/15/31	300,000	206,512
4.625% 8/1/29	550,000	442,514
5.00% 10/15/27	1,555,000	1,509,267
144A 8.50% 2/15/32 #	750,000	768,368

Outfront Media Capital 144A 4.625% 3/15/30 #	850,000	824,912
RHP Hotel Properties 144A 7.25% 7/15/28 #	760,000	776,981

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate (continued)
Rithm Capital
144A 8.00% 4/1/29 #	775,000	$ 778,739
144A 8.00% 7/15/30 #	525,000	524,066
144A 8.50% 6/1/31 #	575,000	577,070

RLJ Lodging Trust 144A 4.00% 9/15/29 #	1,050,000	1,000,718
Starwood Property Trust
144A 6.125% 6/1/31 #	125,000	125,742
144A 6.50% 7/1/30 #	1,251,000	1,279,911
		19,987,359
Retail — 4.07%
1011778 BC
144A 4.00% 10/15/30 #	2,465,000	2,328,498
144A 6.125% 6/15/29 #	450,000	456,984

Academy 144A 5.875% 5/15/31 #	600,000	600,388
Albertsons
144A 4.875% 2/15/30 #	950,000	919,655
144A 5.50% 3/31/31 #	450,000	440,255
144A 5.625% 3/31/32 #	1,050,000	1,015,714
144A 5.75% 3/31/34 #	755,000	719,964
144A 6.25% 3/15/33 #	300,000	297,528
144A 6.50% 2/15/28 #	750,000	756,620

Asbury Automotive Group 4.75% 3/1/30	3,525,930	3,430,096
Bath & Body Works 6.875% 11/1/35	1,670,000	1,711,221
Beach Acquisition Bidco PIK 144A 10.00% 7/15/33 #, >>	2,803,769	3,185,040
Carvana PIK 144A 9.00% 6/1/30 #, >	1,501,650	1,553,697
Global Auto Holdings
144A 8.375% 1/15/29 #	600,000	591,528
144A 8.75% 1/15/32 #	400,000	379,602

Ingles Markets 144A 4.00% 6/15/31 #	725,000	684,581
Kroger
5.00% 9/15/34	450,000	444,232
5.50% 9/15/54	1,175,000	1,102,881
5.65% 9/15/64	625,000	586,309

Lithia Motors 144A 3.875% 6/1/29 #	1,666,000	1,596,858
Magnera 144A 7.25% 11/15/31 #	1,173,000	1,146,097
Michaels
144A 8.50% 3/15/33 #	645,000	639,250
144A 11.00% 3/15/34 #	290,000	284,251
Murphy Oil USA
4.75% 9/15/29	985,000	969,998
144A 5.875% 6/1/34 #	400,000	401,501
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)
PetSmart
144A 7.50% 9/15/32 #	1,150,000	$ 1,151,079
144A 10.00% 9/15/33 #	770,000	771,772

Rakuten Group 144A 11.25% 2/15/27 #	1,240,000	1,281,811
Yum! Brands 5.375% 4/1/32	1,125,000	1,119,582
		30,566,992
Services — 4.47%
Albion Financing 1 144A 7.00% 5/21/30 #	1,895,000	1,963,427
Allied Universal Holdco
Allied Universal Holdco 144A 6.00% 6/1/29 #	3,900,000	3,875,252
144A 7.875% 2/15/31 #	2,010,000	2,102,297

APi Group DE 144A 5.75% 6/1/34 #	300,000	297,342
Avis Budget Car Rental
144A 4.75% 4/1/28 #	1,175,000	1,156,379
144A 5.375% 3/1/29 #	450,000	441,412
144A 8.00% 2/15/31 #	200,000	202,126
144A 8.375% 6/15/32 #	950,000	957,053
EquipmentShare.com
144A 8.00% 3/15/33 #	600,000	614,741
144A 8.625% 5/15/32 #	900,000	937,336
144A 9.00% 5/15/28 #	175,000	178,739

Garda World Security 144A 8.25% 8/1/32 #	600,000	614,541
GEO Group 10.25% 4/15/31	600,000	648,624
GFL Environmental 144A 6.75% 1/15/31 #	300,000	309,008
GFL Environmental Holdings US
144A 5.50% 2/1/34 #	375,000	367,252
144A 5.625% 7/1/31 #	675,000	675,447

Herc Holdings 144A 6.625% 6/15/29 #	625,000	638,558
Hertz 144A 12.625% 7/15/29 #	560,000	456,259
Imola Merger 144A 4.75% 5/15/29 #	1,472,000	1,446,576
Neptune Bidco US
144A 9.29% 4/15/29 #	1,415,000	1,444,167
144A 9.50% 2/15/33 #	625,000	632,692

NESCO Holdings II 144A 5.50% 4/15/29 #	600,000	597,267
QXO Building Products 144A 6.75% 4/30/32 #	959,000	990,823
S&S Holdings 144A 8.375% 10/1/31 #	290,000	274,661
Staples 144A 10.75% 9/1/29 #	1,285,000	1,226,864

Consolidated schedules of investments
Nomura VIP High Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Synergy Infrastructure Holdings
144A 7.00% 7/15/34 #	175,000	$ 177,610
144A 7.875% 12/1/30 #	1,553,000	1,626,971
TKC Holdings
144A 8.50% 8/15/30 #	600,000	617,921
144A 12.00% 2/15/31 #	600,000	632,836
United Rentals North America
3.75% 1/15/32	425,000	394,315
3.875% 2/15/31	125,000	118,182
4.00% 7/15/30	1,050,000	1,004,642
4.875% 1/15/28	175,000	174,529
144A 5.375% 11/15/33 #	325,000	320,352
144A 6.00% 12/15/29 #	125,000	127,118
144A 6.125% 3/15/34 #	525,000	538,877

Waste Pro USA 144A 7.00% 2/1/33 #	1,950,000	2,000,292
Williams Scotsman 144A 6.625% 4/15/30 #	2,725,000	2,809,331
		33,591,819
Technology & Electronics — 3.21%
Black Pearl Compute 144A 6.125% 2/15/31 #	625,000	633,791
Cipher Compute 144A 7.125% 11/15/30 #	1,166,000	1,213,541
Cloud Software Group
144A 6.50% 3/31/29 #	1,900,000	1,844,940
144A 8.25% 6/30/32 #	100,000	93,797
144A 9.00% 9/30/29 #	1,280,000	1,243,382

Coherent 144A 5.00% 12/15/29 #	1,050,000	1,034,392
Core Scientific Finance I 144A 7.75% 5/15/31 #	1,550,000	1,572,941
Entegris 144A 5.95% 6/15/30 #	1,860,000	1,880,795
Flash Compute 144A 7.25% 12/31/30 #	625,000	643,420
ION Platform Finance US 144A 7.875% 9/30/32 #	1,150,000	834,664
Kioxia Holdings
144A 6.25% 7/24/30 #	800,000	825,419
144A 6.625% 7/24/33 #	400,000	418,491

McAfee 144A 7.375% 2/15/30 #	725,000	616,661
Nokia Oyj 6.625% 5/15/39	400,000	425,415
Seagate Data Storage Technology
144A 5.75% 12/1/34 #	2,155,000	2,191,607
5.875% 7/15/30	600,000	611,023
144A 9.625% 12/1/32 #	750,000	827,485

UKG 144A 6.875% 2/1/31 #	3,360,000	3,266,354
WULF Compute 144A 7.75% 10/15/30 #	2,704,000	2,841,804
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics (continued)

Zebra Technologies 144A 6.50% 6/1/32 #	1,120,000	$ 1,134,288
		24,154,210
Telecommunications — 6.62%
Altice France
144A 6.50% 10/15/31 #	600,000	582,008
144A 6.50% 4/15/32 #	1,405,000	1,359,004
144A 6.875% 10/15/30 #	600,000	582,620
144A 6.875% 7/15/32 #	1,135,000	1,101,909
144A 9.50% 11/1/29 #	1,395,000	1,417,161

Altice France Lux 3 144A 10.00% 1/15/33 #	1,850,000	1,821,685
APLD ComputeCo 144A 9.25% 12/15/30 #	1,580,000	1,705,380
APLD ComputeCo 3 144A 7.00% 6/15/31 #	725,000	724,420
AT&T 6.00% 4/30/56	1,715,000	1,658,604
Connect Finco 144A 9.00% 9/15/29 #	1,250,000	1,316,867
CoreWeave
144A 9.00% 2/1/31 #	770,000	761,888
144A 9.25% 6/1/30 #	425,000	428,073
144A 9.625% 7/15/32 #	850,000	838,355
144A 9.75% 10/1/31 #	3,025,000	3,020,475

Digicel International Finance 144A 8.625% 8/1/32 #	1,965,000	2,024,736
EchoStar
PIK 6.75% 11/30/30 >	1,500,000	1,526,776
10.75% 11/30/29	2,085,000	2,254,301

ELK Grove Village Property 144A 7.50% 6/15/31 #	400,000	403,005
Iliad Holding 144A 8.50% 4/15/31 #	1,150,000	1,219,029
Level 3 Financing
144A 6.875% 6/30/33 #	300,000	308,417
144A 7.00% 3/31/34 #	825,000	851,258
144A 7.50% 2/15/37 #	200,000	205,456
144A 8.50% 1/15/36 #	600,000	644,777

Lumen Technologies 144A 5.375% 6/15/29 #	200,000	195,027
Meridian Arc Holdco 144A 6.25% 4/30/31 #	2,425,000	2,432,020
PR RNO Property Owner 1 144A 6.50% 5/1/31 #	275,000	274,793
Rogers Communications 7.125% 4/15/55 μ	1,405,000	1,444,155
Sable International Finance 144A 7.125% 10/15/32 #	1,550,000	1,540,242
Stingray Compute 144A 6.00% 6/15/31 #	450,000	451,450

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)

Sunrise FinCo I 144A 4.875% 7/15/31 #	600,000	$ 567,708
SV RNO Property Owner 1 144A 5.875% 3/1/31 #	1,190,000	1,173,600
Uniti Group 144A 8.625% 6/15/32 #	1,500,000	1,566,091
Uniti Services 144A 7.50% 10/15/33 #	4,035,000	4,249,065
Viasat 144A 7.50% 5/30/31 #	525,000	530,833
Vmed O2 UK Financing I 144A 7.75% 4/15/32 #	3,770,000	3,409,554
VZ Secured Financing 144A 7.50% 1/15/33 #	1,965,000	1,882,501
Windstream Services 144A 8.25% 10/1/31 #	1,800,000	1,899,162
Yondr JK 1 144A 6.875% 6/30/31 #	525,000	526,709
Zayo Group Holdings PIK 144A 13.75% 9/9/30 #, «	875,000	865,358
		49,764,472
Transportation — 1.39%
Alaska Airlines 144A 6.50% 6/1/31 #	375,000	377,438
American Airlines
144A 5.75% 4/20/29 #	2,050,000	2,055,190
144A 7.25% 2/15/28 #	600,000	607,815

Genesee & Wyoming 144A 6.25% 4/15/32 #	4,005,000	4,067,406
Granite Construction 144A 6.375% 6/15/34 #	50,000	50,967
JetBlue Airways 144A 9.875% 9/20/31 #	525,000	476,211
PODS 144A 8.75% 5/15/31 #	775,000	759,169
United Airlines Holdings 5.375% 3/1/31	1,000,000	994,068
VistaJet Malta Finance 144A 8.75% 1/15/32 #	100,000	99,144
XPO 144A 7.125% 2/1/32 #	900,000	934,049
		10,421,457
Total Corporate Bonds (cost $695,090,091)		693,226,850

Loan Agreements — 0.32%
Basic Industry — 0.12%
Usalco 7.144% (SOFR01M + 3.50%) 9/30/31 •	870,317	869,229
		869,229
	Principal amount°	Value (US $)

Loan Agreements (continued)
Media — 0.19%
Discovery Global Holdings 6.144% (SOFR01M + 2.50%) 6/3/33 •	220,673	$ 221,008
iHeartCommunications Tranche B TBD 5/1/29 X	675,000	645,750
Sinclair Television Group Tranche B-6 TBD 12/31/29 X	300,000	263,625
Univision Communications 1st Lien 7.982% (SOFR03M + 4.25%) 6/24/29 •	336,623	336,904
		1,467,287
Telecommunications — 0.01%
Coreweave Compute Acquisition 8.12% (SOFR01M + 4.50%) 11/6/31 •	88,790	90,699
		90,699
Total Loan Agreements (cost $2,444,015)		2,427,215
	Number of shares
Common Stocks — 0.21%♣
Consumer Discretionary — 0.21%
ASG Warrant =, †, π	1,200	0
Studio City International Holdings ADR †	853,087	1,561,149
		1,561,149
Energy — 0.00%
BIS Industries Holdings =, †, π	1,604,602	0
Sabine Oil & Gas Holdings =, †	263	326
Westmoreland Coal =, †, π	573	429
		755
Financials — 0.00%
New Cotai =, †, π, ∞	3,072,567	0
		0
Total Common Stocks (cost $35,674,073)		1,561,904

Short-Term Investments — 5.37%
Money Market Mutual Funds — 5.37%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	10,088,232	10,088,232
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	10,088,232	10,088,232

Consolidated schedules of investments
Nomura VIP High Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	10,088,232	$ 10,088,232
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	10,088,232	10,088,232
Total Short-Term Investments (cost $40,352,928)		40,352,928

Total Value of Securities—98.52% (cost $777,644,358)		740,346,250
Receivables and Other Assets Net of Liabilities—1.48%		11,092,860
Net Assets Applicable to 273,429,851 Shares Outstanding—100.00%		$751,439,110
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $592,897,985, which represents 78.90% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
>>>	PIK. 60% of the income received was in cash and 40% was in principal.
‡	Security is currently in default.
«	PIK. The first payment of cash and/or principal will be made after June 30, 2026.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after June 30, 2026, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
∞	Represents a position held in the Subsidiary.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2026, the aggregate value of restricted securities was $2,777,782, which represented 0.37% of the Series’ net assets. See Note 10 in “Notes to financial statements” and the table below for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
ASG Warrant	5/30/18	$72,000	$0
BIS Industries Holdings	12/22/17	151,020	0
New Cotai	9/29/20	28,520,069	0
New Cotai PIK	2/7/22	4,083,251	2,777,353
Westmoreland Coal	3/15/19	430	429
Total		$32,826,770	$2,777,782

Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at June 30, 2026:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Coreweave Compute Acquisition TBD 11/6/31 X	$161,210	$164,676	$159,607	$5,069
Summary of abbreviations:
ADR – American Depositary Receipt
FMC – First Mile Connectivity
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura VIP International Core Equity Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.43%Δ
Brazil — 5.84%
Banco do Brasil	3,026,120	$ 11,694,612
Cia de Saneamento Basico do Estado de Sao Paulo	2,613,478	15,041,054
Embraer ADR	109,798	7,005,112
MercadoLibre †	6,467	10,977,021
		44,717,799
Canada — 4.05%
Alimentation Couche-Tard	254,129	16,198,316
TFI International	102,786	14,795,531
		30,993,847
China — 3.79%
Lenovo Group	5,670,000	16,824,611
WuXi AppTec Class H 144A #	619,300	12,191,252
		29,015,863
Denmark — 2.26%
Ascendis Pharma †	64,785	17,279,455
		17,279,455
France — 2.58%
Airbus	88,706	19,736,361
		19,736,361
Germany — 5.95%
adidas	94,137	19,319,699
BioNTech ADR †	76,455	7,114,138
Siemens Energy	100,493	19,158,138
		45,591,975
Hong Kong — 2.07%
Henderson Land Development	2,782,000	8,823,755
Prudential	530,870	7,051,025
		15,874,780
India — 5.12%
Axis Bank	1,275,360	18,151,135
Bharti Airtel	1,075,331	21,064,923
		39,216,058
Ireland — 0.74%
Experian	169,242	5,704,067
		5,704,067
Japan — 12.33%
Daikin Industries	167,200	25,504,488
Hoya	89,700	14,468,734
Mitsubishi UFJ Financial Group	1,156,800	23,046,851
SMC	54,200	24,232,072
Sompo Holdings	189,700	7,206,757
		94,458,902
	Number of shares	Value (US $)
Common StocksΔ (continued)
Mexico — 1.93%
Cemex ADR	1,229,795	$ 14,757,540
		14,757,540
Netherlands — 10.72%
Adyen 144A #, †	7,171	6,727,240
Argenx ADR †	19,780	18,351,291
ASML Holding	15,743	31,173,910
ING Groep	820,118	25,877,443
		82,129,884
Singapore — 3.61%
Grab Holdings Class A †	1,874,943	7,068,535
Sea ADR †	132,304	12,678,692
STMicroelectronics	105,210	7,879,177
		27,626,404
South Korea — 7.33%
Samsung Electronics	140,881	31,261,106
SK hynix	14,106	24,891,201
		56,152,307
Spain — 3.14%
Banco Bilbao Vizcaya Argentaria	954,994	24,043,702
		24,043,702
Switzerland — 1.02%
Nestle	76,175	7,812,901
		7,812,901
Taiwan — 9.20%
Taiwan Semiconductor Manufacturing	893,000	70,449,021
		70,449,021
United Kingdom — 5.28%
3i Group	249,706	8,211,308
Barclays	3,357,152	22,496,275
Compass Group	300,841	9,719,975
		40,427,558
United States — 9.47%
Booking Holdings	62,261	11,097,401
BP ADR	226,650	8,374,717
CNH Industrial	697,488	7,832,790
James Hardie Industries †	736,727	19,287,513
SLB	314,178	14,606,135
Spotify Technology †	24,730	11,354,285
		72,552,841
Total Common Stocks (cost $589,734,651)		738,541,265

	Number of shares	Value (US $)

Preferred Stock — 1.88%Δ
Germany — 1.88%
Henkel & Co. 2.75% ω	170,719	$ 14,357,415
Total Preferred Stock (cost $15,243,591)		14,357,415

Short-Term Investments — 1.74%
Money Market Mutual Funds — 1.74%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	3,332,500	3,332,500
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	3,332,500	3,332,500
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	3,332,500	3,332,500
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	3,332,500	3,332,500
Total Short-Term Investments (cost $13,330,000)		13,330,000

Total Value of Securities—100.05% (cost $618,308,242)		766,228,680
Liabilities Net of Receivables and Other Assets — (0.05%)		(374,878)
Net Assets Applicable to 40,056,434 Shares Outstanding — 100.00%		$765,853,802
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $18,918,492, which represents 2.47% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura VIP Mid Cap Growth Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.42%♣
Communication Services — 1.13%
Stubhub Holdings Class A †	331,166	$ 4,262,106
		4,262,106
Consumer Discretionary — 15.59%
Amer Sports †	114,909	3,888,521
Dutch Bros Class A †	85,777	6,159,646
Floor & Decor Holdings Class A †	128,274	7,614,345
Hilton Worldwide Holdings	16,672	5,509,429
On Holding Class A †	143,838	5,094,742
Royal Caribbean Cruises	22,897	7,270,484
SharkNinja †	45,527	6,932,396
Tapestry	42,086	6,160,549
Texas Roadhouse	24,727	4,777,998
Viking Holdings †	51,727	5,414,265
		58,822,375
Consumer Staples — 1.53%
Casey's General Stores	7,254	5,765,407
		5,765,407
Financials — 4.02%
Brown & Brown	60,170	3,859,906
Corpay †	13,483	4,493,479
LPL Financial Holdings	6,870	1,935,142
Robinhood Markets Class A †	48,447	4,858,265
		15,146,792
Healthcare — 17.22%
Align Technology †	33,836	5,706,780
Alnylam Pharmaceuticals †	18,570	5,590,127
Ascendis Pharma †	16,544	4,412,616
Cardinal Health	20,552	4,882,333
Dexcom †	72,267	4,867,182
Edwards Lifesciences †	102,226	9,247,364
IDEXX Laboratories †	23,856	12,558,753
Illumina †	15,700	2,760,531
Insulet †	34,488	5,250,798
Ionis Pharmaceuticals †	68,019	5,393,226
STERIS	20,442	4,304,472
		64,974,182
Industrials — 25.54%
AMETEK	24,668	5,968,176
BWX Technologies	28,028	5,455,650
Construction Partners Class A †	27,339	3,247,053
Fastenal	199,914	9,601,870
Ferguson Enterprises	32,621	7,741,942
Generac Holdings †	24,422	7,151,006
HEICO Class A	24,263	6,257,670
Howmet Aerospace	27,202	7,313,530
Kratos Defense & Security Solutions †	59,132	2,948,322
Lincoln Electric Holdings	28,230	7,495,347
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Old Dominion Freight Line	25,013	$ 5,417,816
Rocket Lab †	43,142	4,385,384
Simpson Manufacturing	18,031	3,774,790
SPX Technologies †	33,173	8,133,024
Sterling Infrastructure †	13,672	11,475,730
		96,367,310
Information Technology — 27.70%
Bentley Systems Class B	30,105	899,838
Cloudflare Class A †	55,092	13,512,966
Coherent †	4,571	1,803,122
Credo Technology Group Holding †	6,945	1,888,693
Datadog Class A †	36,785	9,577,343
GlobalFoundries	69,172	5,700,465
MACOM Technology Solutions Holdings †	19,414	7,384,503
Manhattan Associates †	46,558	6,483,202
Microchip Technology	45,392	4,139,750
Monolithic Power Systems	9,589	13,255,450
Novanta †	54,506	8,843,053
Rambus †	22,148	2,939,926
SiTime †	4,974	3,708,415
Snowflake Class A †	41,587	10,583,892
Teradyne	7,799	3,773,468
Twilio Class A †	27,968	5,770,637
Tyler Technologies †	14,507	4,242,717
		104,507,440
Materials — 1.97%
Martin Marietta Materials	12,884	7,430,203
		7,430,203
Real Estate — 1.72%
CoStar Group †	228,773	6,478,851
		6,478,851
Total Common Stocks (cost $306,683,914)		363,754,666

Short-Term Investments — 2.16%
Money Market Mutual Funds — 2.16%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	2,038,343	2,038,343
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	2,038,343	2,038,343
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	2,038,343	2,038,343

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	2,038,343	$ 2,038,343
Total Short-Term Investments (cost $8,153,372)		8,153,372

Total Value of Securities—98.58% (cost $314,837,286)		371,908,038
Receivables and Other Assets Net of Liabilities—1.42%		5,373,810
Net Assets Applicable to 46,631,839 Shares Outstanding—100.00%		$377,281,848
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura VIP Natural Resources Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.94%♣
Agricultural Products — 2.23%
Bunge Global	20,298	$ 2,166,406
		2,166,406
Aluminum — 1.59%
Alcoa	29,734	1,550,331
		1,550,331
Coal & Consumable Fuels — 5.74%
Core Natural Resources	36,810	2,945,536
Peabody Energy	69,145	1,598,632
Yellow Cake 144A #, †	148,090	1,035,609
		5,579,777
Construction & Engineering — 1.31%
Arcosa	8,794	1,277,680
		1,277,680
Construction Materials — 3.67%
CRH	33,365	3,570,055
		3,570,055
Copper — 1.50%
First Quantum Minerals †	53,500	1,461,371
		1,461,371
Diversified Metals & Mining — 8.50%
Anglo American	46,769	2,294,136
China Metal Recycling Holdings =, †	1,900,000	0
Glencore	453,010	3,088,816
Hudbay Minerals	122,235	2,885,968
		8,268,920
Fertilizers & Agricultural Chemicals — 8.42%
CF Industries Holdings	8,750	947,275
Corteva	29,544	2,502,081
Nutrien	75,326	4,741,772
		8,191,128
Forest Products — 3.82%
Louisiana-Pacific	20,571	1,618,115
West Fraser Timber	30,957	2,095,668
		3,713,783
Gold — 11.01%
Agnico Eagle Mines	15,380	2,385,899
Coeur Mining	75,834	1,237,611
Eldorado Gold	39,180	1,218,106
Franco-Nevada	11,420	2,380,385
G Mining Ventures †	53,390	1,563,396
Kinross Gold	81,480	1,924,558
		10,709,955
Integrated Oil & Gas — 5.41%
BP ADR	85,620	3,163,659
Shell	54,130	2,103,221
		5,266,880
Oil & Gas Equipment & Services — 3.82%
SLB	54,580	2,537,424
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Oil & Gas Equipment & Services (continued)
Weatherford International	14,420	$ 1,175,230
		3,712,654
Oil & Gas Exploration & Production — 23.97%
Canadian Natural Resources	100,840	3,990,228
Chord Energy	12,744	1,456,639
ConocoPhillips	26,670	2,772,613
Diamondback Energy	23,027	4,047,686
Expand Energy	29,960	2,732,053
Kimbell Royalty Partners	154,740	2,248,372
Ovintiv	73,530	3,871,355
Permian Resources Class A	119,171	2,193,938
		23,312,884
Oil & Gas Refining & Marketing — 1.13%
Valero Energy	4,214	1,097,494
		1,097,494
Packaged Foods & Meats — 3.65%
JBS Class A	168,730	1,999,450
Pilgrim's Pride	55,270	1,553,640
		3,553,090
Paper Packaging — 4.83%
International Paper	60,102	2,289,886
Smurfit Westrock	51,970	2,404,132
		4,694,018
Precious Metals & Minerals — 1.26%
Northam Platinum Holdings	85,140	1,229,925
		1,229,925
Steel — 5.08%
Commercial Metals	32,980	2,069,495
Steel Dynamics	12,497	2,867,562
		4,937,057
Total Common Stocks (cost $96,355,363)		94,293,408

Short-Term Investments — 3.02%
Money Market Mutual Funds — 3.02%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	733,935	733,935
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	733,935	733,935
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	733,935	733,935

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	733,935	$ 733,935
Total Short-Term Investments (cost $2,935,740)		2,935,740

Total Value of Securities—99.96% (cost $99,291,103)		97,229,148
Receivables and Other Assets Net of Liabilities—0.04%		39,168
Net Assets Applicable to 14,855,447 Shares Outstanding—100.00%		$97,268,316
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $1,035,609, which represents 1.06% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura VIP Science and Technology Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.20%♣
Communication Services — 10.10%
Alphabet Class A	71,876	$ 25,686,326
Meta Platforms Class A	34,216	19,273,531
Netflix †	217,875	15,556,275
Space Exploration Technologies Class A †	107,691	18,400,084
Spotify Technology †	22,171	10,179,371
Take-Two Interactive Software †	63,881	15,968,972
		105,064,559
Consumer Discretionary — 9.71%
Amazon.com †	117,960	28,114,587
Booking Holdings	141,392	25,201,710
DoorDash Class A †	143,261	26,435,952
MercadoLibre †	12,474	21,173,243
		100,925,492
Healthcare — 2.77%
Gilead Sciences	101,357	12,805,443
Intuitive Surgical †	27,731	11,028,064
Ionis Pharmaceuticals †	62,798	4,979,254
		28,812,761
Industrials — 4.74%
GE Vernova	4,601	5,405,531
Howmet Aerospace	55,157	14,829,511
Kratos Defense & Security Solutions †	180,041	8,976,844
Uber Technologies †	278,788	20,117,342
		49,329,228
Information Technology — 69.88%
Advanced Micro Devices †	134,628	78,206,752
Amphenol Class A	87,136	15,363,820
Apple	150,917	43,669,343
ASML Holding	19,399	38,593,147
Broadcom	113,700	42,950,175
Cadence Design Systems †	45,463	17,063,173
Celestica †	38,410	14,011,968
Lam Research	151,368	65,592,295
Micron Technology	25,727	29,696,419
Microsoft	66,921	24,962,871
NVIDIA	340,124	68,055,411
Samsung Electronics	191,106	42,405,895
Seagate Technology Holdings	64,698	62,433,570
ServiceNow †	98,011	9,730,532
Shopify Class A †	139,885	15,972,069
STMicroelectronics	167,992	12,580,921
Taiwan Semiconductor Manufacturing ADR	130,239	62,198,239
Texas Instruments	134,714	40,154,202
Western Digital	67,492	43,108,490
		726,749,292
Total Common Stocks (cost $591,996,288)		1,010,881,332

	Number of shares	Value (US $)

Short-Term Investments — 2.93%
Money Market Mutual Funds — 2.93%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	7,617,933	$ 7,617,933
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	7,617,933	7,617,933
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	7,617,933	7,617,933
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	7,617,933	7,617,933
Total Short-Term Investments (cost $30,471,732)		30,471,732

Total Value of Securities—100.13% (cost $622,468,020)		1,041,353,064
Liabilities Net of Receivables and Other Assets—(0.13%)		(1,394,630)
Net Assets Applicable to 26,426,214 Shares Outstanding—100.00%		$1,039,958,434
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura VIP Small Cap Growth Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.52%♣
Communication Services — 2.22%
EverQuote Class A †	111,436	$ 2,651,063
IMAX †	61,554	2,453,542
		5,104,605
Consumer Discretionary — 7.59%
Boot Barn Holdings †	9,062	1,488,615
Cava Group †	45,864	3,599,407
Covista †	9,062	1,129,669
Kontoor Brands	57,075	4,756,630
Ollie's Bargain Outlet Holdings †	13,520	1,039,418
OneSpaWorld Holdings	104,559	2,952,746
Rush Street Interactive †	82,321	2,448,226
		17,414,711
Consumer Staples — 3.30%
Chefs' Warehouse †	26,697	2,565,582
PriceSmart	25,648	5,010,080
		7,575,662
Energy — 4.50%
APA	64,713	2,107,702
Matador Resources	21,978	1,094,065
Oceaneering International †	76,298	3,091,595
Solaris Energy Infrastructure	31,212	2,511,318
Weatherford International	18,580	1,514,270
		10,318,950
Financials — 8.64%
Affiliated Managers Group	5,373	1,818,223
Axos Financial †	18,110	1,763,733
FirstCash Holdings	22,045	4,768,775
Miami International Holdings †	61,840	2,297,974
Paymentus Holdings Class A †	107,708	2,602,225
Seacoast Banking	105,567	3,510,103
WisdomTree	181,381	3,072,594
		19,833,627
Healthcare — 26.04%
Adaptive Biotechnologies †	212,066	4,548,816
Alphatec Holdings †	260,528	2,253,567
ANI Pharmaceuticals †	37,384	3,094,647
Artivion †	107,083	2,406,155
Axogen †	59,968	2,769,922
Axsome Therapeutics †	13,728	3,360,203
Celcuity †	27,003	2,825,054
Encompass Health	44,334	4,481,281
Guardant Health †	27,929	4,190,188
HealthEquity †	28,685	2,590,829
Mirum Pharmaceuticals †	45,857	5,368,479
Phathom Pharmaceuticals †	192,366	2,087,171
Protagonist Therapeutics †	18,615	2,281,827
Repligen †	8,762	1,195,487
Tarsus Pharmaceuticals †	66,933	4,212,763
TransMedics Group †	16,497	1,095,731
Travere Therapeutics †	77,119	4,381,130
Vericel †	79,500	3,536,955
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Zymeworks †	117,152	$ 3,062,353
		59,742,558
Industrials — 18.71%
AAON	34,214	4,340,388
AAR †	22,604	3,230,790
Atmus Filtration Technologies	52,067	2,654,896
Construction Partners Class A †	19,796	2,351,171
Enpro	6,028	2,272,134
Everus Construction Group †	22,985	3,814,361
Federal Signal	13,861	1,781,000
Flowserve	23,535	1,745,356
Legence Class A †	27,333	2,329,591
Leonardo DRS	59,213	2,526,619
Loar Holdings †	31,288	2,522,126
Saia †	5,140	2,164,762
SPX Technologies †	14,071	3,449,787
Standex International	8,757	3,132,116
Willdan Group †	21,529	1,702,944
Xometry Class A †	30,164	2,911,429
		42,929,470
Information Technology — 23.68%
A10 Networks	118,204	4,416,101
ACM Research Class A †	22,341	2,834,850
Adeia	70,624	2,325,648
Advanced Energy Industries	12,059	4,496,439
Agilysys †	43,587	4,554,842
Bel Fuse Class B	10,236	3,408,997
Braze Class A †	139,989	3,036,361
Descartes Systems Group †	15,415	1,067,335
DigitalOcean Holdings †	31,700	4,977,851
D-Wave Quantum †	54,594	1,309,710
JFrog †	18,796	1,708,181
Kulicke & Soffa Industries	19,165	2,563,510
OSI Systems †	15,403	3,368,636
Penguin Solutions †	24,804	1,885,352
Q2 Holdings †	52,428	2,521,787
SailPoint †	171,932	2,517,085
ServiceTitan Class A †	17,495	1,237,072
Silicon Motion Technology ADR	9,719	3,239,634
Synaptics †	22,957	2,851,948
		54,321,339
Materials — 3.84%
Element Solutions	61,109	2,917,955
Knife River †	51,119	4,276,104
Minerals Technologies	21,716	1,606,332
		8,800,391
Total Common Stocks (cost $181,633,560)		226,041,313

Schedules of investments
Nomura VIP Small Cap Growth Series
	Number of shares	Value (US $)

Short-Term Investments — 1.66%
Money Market Mutual Funds — 1.66%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	953,030	$ 953,030
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	953,031	953,031
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	953,030	953,030
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	953,031	953,031
Total Short-Term Investments (cost $3,812,122)		3,812,122

Total Value of Securities—100.18% (cost $185,445,682)		229,853,435
Liabilities Net of Receivables and Other Assets—(0.18%)		(407,279)
Net Assets Applicable to 27,140,625 Shares Outstanding—100.00%		$229,446,156
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura VIP Smid Cap Core Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.65%♣
Communication Services — 1.51%
IMAX †	57,609	$ 2,296,295
Nexstar Media Group	5,616	1,002,961
		3,299,256
Consumer Discretionary — 8.32%
Aramark	28,153	1,601,906
BorgWarner	25,326	1,681,646
Brinker International †	8,526	1,432,368
Dick's Sporting Goods	12,358	2,802,918
KB Home	11,677	730,863
Life Time Group Holdings †	54,494	2,225,535
Steven Madden	43,987	1,851,853
Texas Roadhouse	7,065	1,365,170
Toll Brothers	13,402	2,207,979
YETI Holdings †	45,605	2,260,184
		18,160,422
Consumer Staples — 2.78%
BJ's Wholesale Club Holdings †	10,570	921,915
Casey's General Stores	4,983	3,960,439
Performance Food Group †	10,530	1,177,149
		6,059,503
Energy — 4.48%
Expand Energy	23,332	2,127,645
International Seaways	18,392	1,408,643
Liberty Energy	120,363	3,152,307
Permian Resources Class A	167,675	3,086,897
		9,775,492
Financials — 15.04%
Ally Financial	72,685	3,339,876
Axis Capital Holdings	32,160	3,455,270
East West Bancorp	30,020	3,875,282
Essent Group	29,149	1,873,698
Evercore Class A	5,191	1,772,415
Hamilton Lane Class A	32,773	2,583,496
Reinsurance Group of America	9,897	2,104,597
SouthState Bank	31,255	3,122,374
Stifel Financial	41,029	2,862,593
UMB Financial	5,301	756,771
Webster Financial	31,638	2,417,776
WSFS Financial	22,873	1,755,045
Zions Bancorp	42,296	2,926,460
		32,845,653
Healthcare — 12.48%
Axsome Therapeutics †	15,193	3,718,791
Bio-Techne	19,894	1,405,511
Blueprint Medicines =, †	12,068	0
Encompass Health	16,357	1,653,366
Glaukos †	9,446	1,320,173
Guardant Health †	11,397	1,709,892
Halozyme Therapeutics †	32,895	2,574,692
Insmed †	21,416	2,283,374
Lantheus Holdings †	16,937	1,878,991
Ligand Pharmaceuticals †	12,845	4,060,176
Natera †	4,998	1,356,707
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Neurocrine Biosciences †	18,522	$ 3,121,605
OmniAb 12.5 =, †	3,815	0
OmniAb 15 =, †	3,815	0
Repligen †	7,478	1,020,298
Ultragenyx Pharmaceutical †	34,160	1,140,602
		27,244,178
Industrials — 26.20%
ABM Industries	16,958	750,222
API Group †	31,269	1,324,242
Applied Industrial Technologies	6,323	2,138,122
Arcosa	20,978	3,047,894
Bloom Energy Class A †	2,459	744,339
Boise Cascade	9,532	739,969
Carlisle	2,481	899,983
Carpenter Technology	3,081	1,900,484
Casella Waste Systems Class A †	11,763	1,140,658
Clean Harbors †	5,586	1,668,817
Dycom Industries †	2,396	1,211,394
ExlService Holdings †	60,289	1,559,074
Federal Signal	17,278	2,220,050
FTAI Aviation	3,349	906,005
Gates Industrial †	52,824	1,477,487
Graco	14,302	1,081,374
Kadant	3,387	1,064,297
KBR	20,709	715,082
Kirby †	19,716	2,680,784
Knight-Swift Transportation Holdings	21,138	1,646,016
Kratos Defense & Security Solutions †	11,723	584,509
Lincoln Electric Holdings	8,890	2,360,384
Mueller Industries	4,843	595,350
nVent Electric	11,372	1,928,805
Quanta Services	3,023	2,176,681
Regal Rexnord	9,929	2,364,988
Saia †	1,880	791,781
SPX Technologies †	5,843	1,432,528
Sterling Infrastructure †	1,231	1,033,252
Tecnoglass	28,094	1,315,080
Tetra Tech	45,995	1,328,796
Trex †	29,118	1,457,065
UL Solutions Class A	11,333	1,154,379
Vicor †	1,638	622,080
WESCO International	8,505	2,937,882
WillScot Holdings	71,732	2,070,186
X-Energy †	64,646	1,186,901
XPO †	3,638	746,845
Zurn Elkay Water Solutions	43,454	2,195,731
		57,199,516
Information Technology — 17.15%
Applied Digital †	13,261	494,635
Applied Optoelectronics †	5,488	813,102
Astera Labs †	7,641	3,690,756

Schedules of investments
Nomura VIP Smid Cap Core Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Box Class A †	28,110	$ 746,039
Coherent †	6,934	2,735,255
DigitalOcean Holdings †	5,231	821,424
Dynatrace †	24,267	1,065,564
Fabrinet †	1,359	763,867
Guidewire Software †	18,742	2,306,203
Hut 8 †	4,614	532,663
MACOM Technology Solutions Holdings †	11,134	4,235,040
MaxLinear †	5,748	735,916
MKS	6,088	2,707,942
Onto Innovation †	2,524	955,208
Procore Technologies †	17,662	717,430
PTC †	5,277	599,520
Q2 Holdings †	33,539	1,613,226
Rubrik Class A †	8,493	681,818
Semtech †	29,449	4,766,321
SiTime †	1,125	838,755
SPS Commerce †	13,646	780,142
Terawulf †	20,838	514,699
TTM Technologies †	4,642	868,147
Varonis Systems †	50,698	2,127,288
Viasat †	9,051	812,870
Viavi Solutions †	10,766	514,077
		37,437,907
Materials — 3.80%
Kaiser Aluminum	15,538	3,039,699
Minerals Technologies	41,337	3,057,698
Reliance	5,888	2,199,757
		8,297,154
Real Estate — 4.99%
Brixmor Property Group	48,736	1,536,646
Camden Property Trust	19,709	2,256,484
First Industrial Realty Trust	35,982	2,206,057
Healthpeak Properties	46,041	985,277
Jones Lang LaSalle †	5,454	1,690,467
Kite Realty Group Trust	78,619	2,231,207
		10,906,138
Utilities — 1.90%
Black Hills	22,800	1,696,320
Spire	31,504	2,460,147
		4,156,467
Total Common Stocks (cost $163,364,293)		215,381,686

	Number of shares	Value (US $)

Short-Term Investments — 1.45%
Money Market Mutual Funds — 1.45%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	792,036	$ 792,036
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	792,041	792,041
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	792,038	792,038
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	792,040	792,040
Total Short-Term Investments (cost $3,168,155)		3,168,155

Total Value of Securities—100.10% (cost $166,532,448)		218,549,841
Liabilities Net of Receivables and Other Assets—(0.10%)		(227,218)
Net Assets Applicable to 13,977,212 Shares Outstanding—100.00%		$218,322,623
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Variable Insurance Portfolios
June 30, 2026 (Unaudited)
	Nomura VIP Asset Strategy Seriesφ	Nomura VIP Balanced Series	Nomura VIP Energy Series	Nomura VIP Growth Series
Assets:
Investments, at value*	$545,694,031	$225,275,906	$89,667,248	$477,654,711
Bullion, at value‡	38,049,929	—	—	—
Foreign currencies, at valueΔ	461,597	—	14,094	—
Cash	1,105,073	448,594	17,192	—
Cash collateral due from brokers	609,736	192,979	—	—
Dividends and interest receivable	1,290,302	524,706	110,536	98,531
Receivable for securities sold	436,031	395,592	—	—
Foreign tax reclaims receivable	253,258	14,428	34,009	13,663
Receivable for series shares sold	101,431	1,233	64,359	39,523
Prepaid expenses	2,897	1,088	1,662	1,610
Other assets	—	—	—	642
Total Assets	588,004,285	226,854,526	89,909,100	477,808,680
Liabilities:
Payable for securities purchased	6,910,473	3,338,153	—	—
Investment management fees payable to affiliates	210,511	116,557	51,579	273,557
Payable for series shares redeemed	204,780	111,290	3,655	840,342
Distribution fees payable to affiliates	119,023	45,462	19,856	98,345
Variation margin due to broker on futures contracts	112,284	32,316	—	—
Trustees' fees payable to non-affiliates	89,348	44,920	4,201	110,022
Other accrued expenses	45,264	34,404	4,169	38,702
Accounting and administration expenses payable to non-affiliates	34,946	35,446	23,691	45,089
Audit and tax fees payable	18,919	22,877	15,817	14,912
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,641	1,376	500	3,052
Accounting and administration expenses payable to affiliates	2,539	1,164	632	2,182
Legal fees payable to affiliates	1,287	2,274	168	1,088
Total Liabilities	7,753,015	3,786,239	124,268	1,427,291
Total Net Assets	$580,251,270	$223,068,287	$89,784,832	$476,381,389

Net Assets Consist of:
Paid-in capital	$449,879,866	$167,278,099	$85,549,453	$287,083,722
Total distributable earnings (loss)	130,371,404	55,790,188	4,235,379	189,297,667
Total Net Assets	$580,251,270	$223,068,287	$89,784,832	$476,381,389

Statements of assets and liabilities
Ivy Variable Insurance Portfolios
	Nomura VIP Asset Strategy Seriesφ	Nomura VIP Balanced Series	Nomura VIP Energy Series	Nomura VIP Growth Series
Net Asset Value

Standard Class:
Net assets	$625,788	$—	$847,826	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	59,464	—	143,318	—
Net asset value per share	$10.52	$—	$5.92	$—

Service Class:
Net assets	$579,625,482	$223,068,287	$88,937,006	$476,381,389
Shares of beneficial interest outstanding, unlimited authorization, no par	55,194,223	33,987,397	14,929,099	74,462,071
Net asset value per share	$10.50	$6.56	$5.96	$6.40
*Investments, at cost	$446,907,404	$183,782,568	$86,042,361	$310,304,945
‡Bullion, at cost	11,403,276	—	—	—
ΔForeign currencies, at cost	460,397	—	14,078	—
φConsolidated statement of assets and liabilities.
See accompanying notes, which are an integral part of the financial statements.

	Nomura VIP High Income Seriesφ	Nomura VIP International Core Equity Series	Nomura VIP Mid Cap Growth Series	Nomura VIP Natural Resources Series
Assets:
Investments, at value*	$740,346,250	$766,228,680	$371,908,038	$97,229,148
Foreign currencies, at valueΔ	—	768,839	—	44,805
Cash	775,045	621,250	—	24,378
Dividends and interest receivable	12,462,509	795,384	147,046	94,099
Receivable for securities sold	5,195,568	3,066,288	13,221,151	972,596
Receivable for series shares sold	157,089	8,032	8,057	200,051
Foreign tax reclaims receivable	7,602	1,619,920	—	28,837
Unrealized appreciation on unfunded loan commitments**	5,069	—	—	—
Prepaid expenses	3,536	6,908	1,610	1,387
Other assets	581	1,479	—	—
Total Assets	758,953,249	773,116,780	385,285,902	98,595,301
Liabilities:
Payable for securities purchased	6,674,121	5,765,846	7,440,505	1,120,700
Investment management fees payable to affiliates	381,132	498,132	237,108	56,796
Payable for series shares redeemed	152,224	308,836	144,356	67,675
Distribution fees payable to affiliates	151,418	59,631	75,062	21,246
Accounting and administration expenses payable to non-affiliates	48,600	44,591	39,916	24,712
Trustees' fees payable to non-affiliates	40,981	57,791	20,869	11,901
Other accrued expenses	36,673	102,753	25,965	5,843
Audit and tax fees payable	18,771	14,599	15,473	16,629
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,777	4,673	2,346	606
Accounting and administration expenses payable to affiliates	3,229	3,166	1,753	697
Legal fees payable to affiliates	2,213	1,408	701	180
Accrued capital gains taxes on appreciated securities	—	401,552	—	—
Total Liabilities	7,514,139	7,262,978	8,004,054	1,326,985
Total Net Assets	$751,439,110	$765,853,802	$377,281,848	$97,268,316

Net Assets Consist of:
Paid-in capital	$981,849,981	$588,674,499	$328,386,187	$110,250,536
Total distributable earnings (loss)	(230,410,871)	177,179,303	48,895,661	(12,982,220)
Total Net Assets	$751,439,110	$765,853,802	$377,281,848	$97,268,316

Statements of assets and liabilities
Ivy Variable Insurance Portfolios
	Nomura VIP High Income Seriesφ	Nomura VIP International Core Equity Series	Nomura VIP Mid Cap Growth Series	Nomura VIP Natural Resources Series
Net Asset Value

Standard Class:
Net assets	$15,067,531	$468,010,475	$6,065,317	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	5,469,489	24,539,609	727,282	—
Net asset value per share	$2.75	$19.07	$8.34	$—

Service Class:
Net assets	$736,371,579	$297,843,327	$371,216,531	$97,268,316
Shares of beneficial interest outstanding, unlimited authorization, no par	267,960,362	15,516,825	45,904,557	14,855,447
Net asset value per share	$2.75	$19.19	$8.09	$6.55
*Investments, at cost	$777,644,358	$618,308,242	$314,837,286	$99,291,103
ΔForeign currencies, at cost	—	774,997	—	44,523
**See Note 10 in “Notes to financial statements.”
φConsolidated statement of assets and liabilities.
See accompanying notes, which are an integral part of the financial statements.

	Nomura VIP Science and Technology Series	Nomura VIP Small Cap Growth Series	Nomura VIP Smid Cap Core Series
Assets:
Investments, at value*	$1,041,353,064	$229,853,435	$218,549,841
Dividends and interest receivable	283,329	17,990	124,501
Receivable for series shares sold	187,376	18,913	1,868
Foreign tax reclaims receivable	102,932	—	—
Prepaid expenses	7,010	868	647
Total Assets	1,041,933,711	229,891,206	218,676,857
Liabilities:
Due to custodian	—	2,458	879
Payable for series shares redeemed	932,160	137,438	73,158
Investment management fees payable to affiliates	704,804	142,846	148,576
Distribution fees payable to affiliates	206,457	44,704	43,746
Accounting and administration expenses payable to non-affiliates	42,996	33,933	33,940
Trustees' fees payable to non-affiliates	38,883	50,657	20,715
Other accrued expenses	24,762	16,517	14,120
Audit and tax fees payable	14,970	13,827	16,567
Dividend disbursing and transfer agent fees and expenses payable to affiliates	5,367	1,237	1,161
Accounting and administration expenses payable to affiliates	3,587	1,080	1,034
Legal fees payable to affiliates	1,291	353	338
Total Liabilities	1,975,277	445,050	354,234
Total Net Assets	$1,039,958,434	$229,446,156	$218,322,623

Net Assets Consist of:
Paid-in capital	$451,848,597	$153,858,292	$147,103,467
Total distributable earnings (loss)	588,109,837	75,587,864	71,219,156
Total Net Assets	$1,039,958,434	$229,446,156	$218,322,623

Net Asset Value

Standard Class:
Net assets	$4,659,911	$1,445,008	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	114,484	166,733	—
Net asset value per share	$40.70	$8.67	$—

Service Class:
Net assets	$1,035,298,523	$228,001,148	$218,322,623
Shares of beneficial interest outstanding, unlimited authorization, no par	26,311,730	26,973,892	13,977,212
Net asset value per share	$39.35	$8.45	$15.62
*Investments, at cost	$622,468,020	$185,445,682	$166,532,448
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Variable Insurance Portfolios
Six months ended June 30, 2026 (Unaudited)
	Nomura VIP Asset Strategy Seriesφ	Nomura VIP Balanced Series	Nomura VIP Energy Series	Nomura VIP Growth Series
Investment Income:
Interest	$3,742,481	$1,565,427	$—	$—
Dividends	2,663,437	1,005,841	1,490,742	1,406,417
Foreign tax withheld	(234,573)	(13,393)	(59,331)	(28,835)
	6,171,345	2,557,875	1,431,411	1,377,582

Expenses:
Management fees	2,025,305	761,481	427,017	1,643,827
Distribution expenses — Service Class	722,630	271,957	124,550	587,081
Accounting and administration expenses	65,863	43,083	36,226	57,754
Audit and tax fees	62,026	35,002	23,502	24,763
Legal fees	25,030	20,420	6,708	25,229
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	23,216	8,856	3,152	20,562
Trustees’ fees	20,695	8,647	2,167	22,144
Custodian fees	17,752	6,371	1,304	3,960
Reports and statements to shareholders expenses	7,303	5,252	6,343	5,761
Other	18,001	10,642	2,806	9,006
	2,987,821	1,171,711	633,775	2,400,087
Less expenses waived	(604,554)	(62,122)	(80,721)	(28,275)
Less expenses paid indirectly	(7)	(3)	(4)	(4)
Total operating expenses	2,383,260	1,109,586	553,050	2,371,808
Net Investment Income (Loss)	3,788,085	1,448,289	878,361	(994,226)

	Nomura VIP Asset Strategy Seriesφ	Nomura VIP Balanced Series	Nomura VIP Energy Series	Nomura VIP Growth Series
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$13,367,302	$13,280,495	$9,996,650	$23,159,357
Affiliated investments	558,943	—	—	—
Foreign currencies	(27,741)	—	39,933	(49)
Futures contracts	(591,404)	(182,551)	—	—
Swap contracts	40,041	2,207	—	—
Net realized gain (loss)	13,347,141	13,100,151	10,036,583	23,159,308
Net change in unrealized appreciation (depreciation) on:
Investments[2]	16,288,725	495,984	3,118,082	(31,245,152)
Affiliated investments	(16,812)	—	—	—
Foreign currencies	(7,677)	—	(368)	—
Futures contracts	504,608	141,271	—	—
Swap contracts	(12,518)	(4,918)	—	—
Net change in unrealized appreciation (depreciation)	16,756,326	632,337	3,117,714	(31,245,152)
Net Realized and Unrealized Gain (Loss)	30,103,467	13,732,488	13,154,297	(8,085,844)
Net Increase (Decrease) in Net Assets Resulting from Operations	$33,891,552	$15,180,777	$14,032,658	$(9,080,070)
[1]	Includes $(544,264) capital gains taxes paid for Nomura VIP Asset Strategy Series.
[2]	Includes net change of $691,500 on capital gains taxes accrued for Nomura VIP Asset Strategy Series.
φ Consolidated statement of operations.
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Variable Insurance Portfolios
	Nomura VIP High Income Seriesφ	Nomura VIP International Core Equity Series	Nomura VIP Mid Cap Growth Series	Nomura VIP Natural Resources Series
Investment Income:
Interest	$25,497,697	$—	$—	$—
Dividends	803,959	7,316,110	929,341	1,225,332
Foreign tax withheld	—	(745,021)	—	(60,424)
	26,301,656	6,571,089	929,341	1,164,908

Expenses:
Management fees	2,321,045	3,117,087	1,543,501	447,937
Distribution expenses — Service Class	922,921	351,995	446,993	131,746
Accounting and administration expenses	71,759	71,043	51,612	36,496
Legal fees	43,180	31,651	15,920	7,351
Audit and tax fees	43,109	45,220	24,695	25,964
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	30,623	30,128	15,106	3,696
Trustees’ fees	22,703	23,535	11,291	2,532
Custodian fees	10,080	47,395	4,018	2,414
Reports and statements to shareholders expenses	6,635	6,396	6,338	4,856
Other	31,278	15,801	6,313	3,037
	3,503,333	3,740,251	2,125,787	666,029
Less expenses waived	—	(234,405)	(135,288)	(39,387)
Less expenses paid indirectly	(7,287)	(9)	(5)	(2)
Total operating expenses	3,496,046	3,505,837	1,990,494	626,640
Net Investment Income (Loss)	22,805,610	3,065,252	(1,061,153)	538,268

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	(2,214,197)	27,483,999	3,103,400	19,585,907
Foreign currencies	4	(501,492)	—	409
Net realized gain (loss)	(2,214,193)	26,982,507	3,103,400	19,586,316
Net change in unrealized appreciation (depreciation) on:
Investments[2]	(17,775,194)	39,216,889	15,686,454	(12,390,280)
Foreign currencies	4	(72,299)	—	(747)
Net change in unrealized appreciation (depreciation)	(17,775,190)	39,144,590	15,686,454	(12,391,027)
Net Realized and Unrealized Gain (Loss)	(19,989,383)	66,127,097	18,789,854	7,195,289
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,816,227	$69,192,349	$17,728,701	$7,733,557
[1]	Includes $(1,006,353) capital gains taxes paid for Nomura VIP International Core Equity Series.
[2]	Includes net change of $1,544,824 on capital gains taxes accrued for Nomura VIP International Core Equity Series.
φ Consolidated statement of operations.
See accompanying notes, which are an integral part of the financial statements.

	Nomura VIP Science and Technology Series	Nomura VIP Small Cap Growth Series	Nomura VIP Smid Cap Core Series
Investment Income:
Dividends	$2,372,879	$368,493	$1,203,649
Foreign tax withheld	(99,948)	—	—
	2,272,931	368,493	1,203,649

Expenses:
Management fees	3,802,297	859,191	844,198
Distribution expenses — Service Class	1,058,149	251,140	248,294
Accounting and administration expenses	74,274	42,137	41,112
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	33,007	7,857	7,258
Legal fees	27,565	8,139	7,600
Audit and tax fees	25,862	24,355	22,832
Trustees’ fees	21,329	8,320	6,057
Reports and statements to shareholders expenses	6,365	5,397	5,609
Custodian fees	5,124	3,497	1,558
Other	11,409	3,571	3,517
	5,065,381	1,213,604	1,188,035
Less expenses waived	—	(62,837)	(6,182)
Less expenses paid indirectly	(5)	(4)	(3)
Total operating expenses	5,065,376	1,150,763	1,181,850
Net Investment Income (Loss)	(2,792,445)	(782,270)	21,799

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	172,146,433	32,231,043	19,321,907
Foreign currencies	(84,186)	—	—
Net realized gain (loss)	172,062,247	32,231,043	19,321,907
Net change in unrealized appreciation (depreciation) on:
Investments	164,289,125	10,171,578	19,719,873
Foreign currencies	(1,469)	—	—
Net change in unrealized appreciation (depreciation)	164,287,656	10,171,578	19,719,873
Net Realized and Unrealized Gain (Loss)	336,349,903	42,402,621	39,041,780
Net Increase (Decrease) in Net Assets Resulting from Operations	$333,557,458	$41,620,351	$39,063,579
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Nomura VIP Asset Strategy Seriesφ		Nomura VIP Balanced Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase in Net Assets from Operations:
Net investment income (loss)	$3,788,085	$8,671,429	$1,448,289	$3,091,364
Net realized gain (loss)	13,347,141	18,707,290	13,100,151	10,509,410
Net change in unrealized appreciation (depreciation)	16,756,326	60,673,011	632,337	10,983,080
Net increase (decrease) in net assets resulting from operations	33,891,552	88,051,730	15,180,777	24,583,854

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(6,254)	(42,801)	—	—
Service Class	(5,197,593)	(45,092,531)	(13,915,789)	(11,130,766)
	(5,203,847)	(45,135,332)	(13,915,789)	(11,130,766)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	39,062	123,250	—	—
Service Class	18,688,416	34,878,137	2,472,555	3,894,439

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	6,254	42,801	—	—
Service Class	5,197,593	45,092,531	13,915,789	11,130,766
	23,931,325	80,136,719	16,388,344	15,025,205
Cost of shares redeemed:
Standard Class	(14,291)	(32,427)	—	—
Service Class	(54,081,873)	(106,570,999)	(17,287,535)	(27,755,463)
	(54,096,164)	(106,603,426)	(17,287,535)	(27,755,463)
Decrease in net assets derived from capital share transactions	(30,164,839)	(26,466,707)	(899,191)	(12,730,258)
Net Increase (Decrease) in Net Assets	(1,477,134)	16,449,691	365,797	722,830

Net Assets:
Beginning of period	581,728,404	565,278,713	222,702,490	221,979,660
End of period	$580,251,270	$581,728,404	$223,068,287	$222,702,490
φ Consolidated statements of changes in net assets.
See accompanying notes, which are an integral part of the financial statements.

	Nomura VIP Energy Series		Nomura VIP Growth Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$878,361	$1,835,767	$(994,226)	$(2,179,832)
Net realized gain (loss)	10,036,583	440,691	23,159,308	156,085,648
Net change in unrealized appreciation (depreciation)	3,117,714	5,890,119	(31,245,152)	(116,993,146)
Net increase (decrease) in net assets resulting from operations	14,032,658	8,166,577	(9,080,070)	36,912,670

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(17,922)	(9,686)	—	—
Service Class	(1,723,289)	(713,937)	(156,196,166)	(103,397,773)
	(1,741,211)	(723,623)	(156,196,166)	(103,397,773)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	193,603	477,155	—	—
Service Class	32,110,266	12,450,240	5,712,476	13,286,726

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	17,922	9,686	—	—
Service Class	1,723,289	713,937	156,196,166	103,397,773
	34,045,080	13,651,018	161,908,642	116,684,499
Cost of shares redeemed:
Standard Class	(95,622)	(295,935)	—	—
Service Class	(30,513,527)	(18,247,069)	(30,699,874)	(251,532,477)
	(30,609,149)	(18,543,004)	(30,699,874)	(251,532,477)
Increase (decrease) in net assets derived from capital share transactions	3,435,931	(4,891,986)	131,208,768	(134,847,978)
Net Increase (Decrease) in Net Assets	15,727,378	2,550,968	(34,067,468)	(201,333,081)

Net Assets:
Beginning of period	74,057,454	71,506,486	510,448,857	711,781,938
End of period	$89,784,832	$74,057,454	$476,381,389	$510,448,857
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Nomura VIP High Income Seriesφ		Nomura VIP International Core Equity Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$22,805,610	$48,498,215	$3,065,252	$5,784,226
Net realized gain (loss)	(2,214,193)	(22,109,053)[1]	26,982,507	70,075,573
Net increase from payment by affiliates	—	3,388[2]	—	—
Net change in unrealized appreciation (depreciation)	(17,775,190)	26,213,747	39,144,590	90,164,067
Net increase (decrease) in net assets resulting from operations	2,816,227	52,606,297	69,192,349	166,023,866

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(1,014,474)	(1,020,280)	(46,938,292)	(30,003,800)
Service Class	(47,507,483)	(50,298,859)	(28,242,651)	(15,010,806)
	(48,521,957)	(51,319,139)	(75,180,943)	(45,014,606)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	1,065,890	833,652	16,632,398	22,398,396
Service Class	25,832,815	58,651,843	4,405,797	5,652,422

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,014,474	1,020,280	46,938,292	30,003,800
Service Class	47,507,483	50,298,859	28,242,651	15,010,806
	75,420,662	110,804,634	96,219,138	73,065,424
Cost of shares redeemed:
Standard Class	(935,103)	(2,795,442)	(53,755,221)	(123,190,144)
Service Class	(58,292,468)	(121,676,859)	(20,186,845)	(40,308,231)
	(59,227,571)	(124,472,301)	(73,942,066)	(163,498,375)
Increase (decrease) in net assets derived from capital share transactions	16,193,091	(13,667,667)	22,277,072	(90,432,951)
Net Increase (Decrease) in Net Assets	(29,512,639)	(12,380,509)	16,288,478	30,576,309

Net Assets:
Beginning of period	780,951,749	793,332,258	749,565,324	718,989,015
End of period	$751,439,110	$780,951,749	$765,853,802	$749,565,324
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
φ Consolidated statements of changes in net assets from July 7, 2025.
See accompanying notes, which are an integral part of the financial statements.

	Nomura VIP Mid Cap Growth Series		Nomura VIP Natural Resources Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,061,153)	$(2,504,659)	$538,268	$1,181,498
Net realized gain (loss)	3,103,400	(10,151,179)	19,586,316	6,064,463
Net change in unrealized appreciation (depreciation)	15,686,454	15,694,390	(12,391,027)	18,296,198
Net increase (decrease) in net assets resulting from operations	17,728,701	3,038,552	7,733,557	25,542,159

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	—	(1,089,991)	—	—
Service Class	—	(85,683,795)	(1,022,941)	—
	—	(86,773,786)	(1,022,941)	—

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	486,714	1,261,944	—	—
Service Class	19,650,265	36,735,631	20,915,572	8,058,758

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,089,991	—	—
Service Class	—	85,683,795	1,022,941	—
	20,136,979	124,771,361	21,938,513	8,058,758
Cost of shares redeemed:
Standard Class	(274,928)	(14,197,102)	—	—
Service Class	(31,752,667)	(58,877,033)	(19,229,654)	(18,675,475)
	(32,027,595)	(73,074,135)	(19,229,654)	(18,675,475)
Increase (decrease) in net assets derived from capital share transactions	(11,890,616)	51,697,226	2,708,859	(10,616,717)
Net Increase (Decrease) in Net Assets	5,838,085	(32,038,008)	9,419,475	14,925,442

Net Assets:
Beginning of period	371,443,763	403,481,771	87,848,841	72,923,399
End of period	$377,281,848	$371,443,763	$97,268,316	$87,848,841
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Nomura VIP Science and Technology Series		Nomura VIP Small Cap Growth Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(2,792,445)	$(4,282,723)	$(782,270)	$(1,658,712)
Net realized gain (loss)	172,062,247	156,751,171	32,231,043	26,434,347
Net change in unrealized appreciation (depreciation)	164,287,656	54,218,185	10,171,578	(2,467,368)
Net increase (decrease) in net assets resulting from operations	333,557,458	206,686,633	41,620,351	22,308,267

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(661,734)	(433,880)	(90,476)	—
Service Class	(152,779,643)	(102,254,563)	(14,645,669)	—
	(153,441,377)	(102,688,443)	(14,736,145)	—

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	616,726	76,785,463	46,583	238,985
Service Class	37,218,193	49,058,293	6,221,726	6,157,347

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	661,734	433,880	90,476	—
Service Class	152,779,643	102,254,563	14,645,669	—
	191,276,296	228,532,199	21,004,454	6,396,332
Cost of shares redeemed:
Standard Class	(90,083,856)	(2,937,276)	(53,659)	(14,160,821)
Service Class	(91,706,720)	(128,678,634)	(12,629,989)	(27,962,958)
	(181,790,576)	(131,615,910)	(12,683,648)	(42,123,779)
Increase (decrease) in net assets derived from capital share transactions	9,485,720	96,916,289	8,320,806	(35,727,447)
Net Increase (Decrease) in Net Assets	189,601,801	200,914,479	35,205,012	(13,419,180)

Net Assets:
Beginning of period	850,356,633	649,442,154	194,241,144	207,660,324
End of period	$1,039,958,434	$850,356,633	$229,446,156	$194,241,144
See accompanying notes, which are an integral part of the financial statements.

	Nomura VIP Smid Cap Core Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase in Net Assets from Operations:
Net investment income (loss)	$21,799	$262,692
Net realized gain (loss)	19,321,907	10,143,702
Net change in unrealized appreciation (depreciation)	19,719,873	1,235,395
Net increase (decrease) in net assets resulting from operations	39,063,579	11,641,789

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class	(10,407,454)	(7,847,086)
	(10,407,454)	(7,847,086)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class	18,555,200	14,758,047

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class	10,407,454	7,847,086
	28,962,654	22,605,133
Cost of shares redeemed:
Service Class	(20,416,400)	(52,644,159)
Increase (decrease) in net assets derived from capital share transactions	8,546,254	(30,039,026)
Net Increase (Decrease) in Net Assets	37,202,379	(26,244,323)

Net Assets:
Beginning of period	181,120,244	207,364,567
End of period	$218,322,623	$181,120,244
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura VIP Asset Strategy Series Standard Classφ
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.02	$9.32	$8.76	$7.85	$10.20	$10.45

Income (loss) from investment operations:
Net investment income[2]	0.08	0.18	0.19	0.18	0.12	0.08
Net realized and unrealized gain (loss)	0.52	1.36[3]	0.92	0.94	(1.60)	1.01
Total from investment operations	0.60	1.54	1.11	1.12	(1.48)	1.09

Less dividends and distributions from:
Net investment income	(0.04)	(0.16)	(0.18)	(0.21)	(0.16)	(0.20)
Net realized gain	(0.06)	(0.68)	(0.37)	—	(0.70)	(1.14)
Return of capital	—	—	—	—	(0.01)	—
Total dividends and distributions	(0.10)	(0.84)	(0.55)	(0.21)	(0.87)	(1.34)

Net asset value, end of period	$10.52	$10.02	$9.32	$8.76	$7.85	$10.20

Total return[4]	6.05%	16.87%[3]	12.75%	14.22%	(14.54%)	10.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$626	$565	$400	$1,179	$1,011	$1[5]
Ratio of expenses to average net assets[6]	0.57%	0.60%	0.61%	0.62%	0.66%	0.65%
Ratio of expenses to average net assets prior to fees waived[6]	0.78%	0.79%	0.78%	0.76%	0.77%	0.75%
Ratio of net investment income to average net assets	1.57%	1.77%	2.02%	2.12%	1.42%	0.76%
Ratio of net investment income to average net assets prior to fees waived	1.36%	1.58%	1.85%	1.98%	1.31%	0.66%
Portfolio turnover	39%	76%	76%	74%	102%	56%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.11%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Nomura VIP Asset Strategy Series Service Classφ
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.00	$9.29	$8.76	$7.85	$10.19	$10.44

Income (loss) from investment operations:
Net investment income[2]	0.07	0.15	0.16	0.15	0.10	0.07
Net realized and unrealized gain (loss)	0.52	1.37[3]	0.93	0.94	(1.59)	1.00
Total from investment operations	0.59	1.52	1.09	1.09	(1.49)	1.07

Less dividends and distributions from:
Net investment income	(0.03)	(0.13)	(0.19)	(0.18)	(0.14)	(0.18)
Net realized gain	(0.06)	(0.68)	(0.37)	—	(0.70)	(1.14)
Return of capital	—	—	—	—	(0.01)	—
Total dividends and distributions	(0.09)	(0.81)	(0.56)	(0.18)	(0.85)	(1.32)

Net asset value, end of period	$10.50	$10.00	$9.29	$8.76	$7.85	$10.19

Total return[4]	5.95%	16.66%[3]	12.44%	13.90%	(14.71%)	10.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$579,625	$581,163	$564,879	$575,493	$565,362	$743[5]
Ratio of expenses to average net assets[6]	0.82%	0.85%	0.86%	0.87%	0.87%	0.90%
Ratio of expenses to average net assets prior to fees waived[6]	1.03%	1.04%	1.03%	1.01%	1.01%	1.01%
Ratio of net investment income to average net assets	1.31%	1.51%	1.65%	1.87%	1.21%	0.64%
Ratio of net investment income to average net assets prior to fees waived	1.10%	1.32%	1.48%	1.73%	1.07%	0.53%
Portfolio turnover	39%	76%	76%	74%	102%	56%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.11%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura VIP Balanced Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$6.53	$6.16	$5.40	$4.69	$9.39	$8.71

Income (loss) from investment operations:
Net investment income[2]	0.04	0.09	0.08	0.07	0.04	0.05
Net realized and unrealized gain (loss)	0.42	0.60	0.76	0.68[3]	(1.55)	1.29
Total from investment operations	0.46	0.69	0.84	0.75	(1.51)	1.34

Less dividends and distributions from:
Net investment income	(0.10)	(0.08)	(0.08)	(0.04)	(0.09)	(0.09)
Net realized gain	(0.33)	(0.24)	—	—	(3.10)	(0.57)
Total dividends and distributions	(0.43)	(0.32)	(0.08)	(0.04)	(3.19)	(0.66)

Net asset value, end of period	$6.56	$6.53	$6.16	$5.40	$4.69	$9.39

Total return[4]	7.19%[5]	11.79%[5]	15.60%	16.09%[3]	(16.11%)	15.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$223,068	$222,702	$221,980	$215,810	$208,628	$271[6]
Ratio of expenses to average net assets[7]	1.02%	1.02%	1.03%	1.05%	1.07%	1.00%
Ratio of expenses to average net assets prior to fees waived[7]	1.08%	1.07%	1.03%	1.05%	1.07%	1.00%
Ratio of net investment income to average net assets	1.33%	1.40%	1.35%	1.40%	0.72%	0.51%
Ratio of net investment income to average net assets prior to fees waived	1.27%	1.35%	1.35%	1.40%	0.72%	0.51%
Portfolio turnover	42%	69%	79%	85%	72%	79%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.004 and total return by 0.09%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Nomura VIP Energy Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$5.16	$4.67	$5.09	$5.07	$3.48	$2.48

Income (loss) from investment operations:
Net investment income[2]	0.06	0.14	0.10	0.24	0.15	0.04
Net realized and unrealized gain (loss)	0.83	0.43	(0.35)	(0.03)	1.61	1.02
Total from investment operations	0.89	0.57	(0.25)	0.21	1.76	1.06

Less dividends and distributions from:
Net investment income	(0.13)	(0.08)	(0.17)	(0.19)	(0.17)	(0.06)
Total dividends and distributions	(0.13)	(0.08)	(0.17)	(0.19)	(0.17)	(0.06)

Net asset value, end of period	$5.92	$5.16	$4.67	$5.09	$5.07	$3.48

Total return[3]	16.93%[4]	12.41%[4]	(5.38%)[4]	4.24%	50.85%	42.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$848	$650	$394	$472	$447	$—[5,6]
Ratio of expenses to average net assets[7]	0.85%	0.88%	0.96%	1.05%	0.98%	0.97%
Ratio of expenses to average net assets prior to fees waived[7]	1.01%	1.05%	0.99%	1.05%	0.98%	0.97%
Ratio of net investment income to average net assets	2.09%	2.88%	1.99%	4.64%	3.04%	1.20%
Ratio of net investment income to average net assets prior to fees waived	1.93%	2.71%	1.96%	4.64%	3.04%	1.20%
Portfolio turnover	48%	59%	42%	43%	85%	119%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura VIP Energy Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$5.18	$4.68	$5.10	$5.07	$3.47	$2.48

Income (loss) from investment operations:
Net investment income[2]	0.05	0.12	0.08	0.24	0.14	0.04
Net realized and unrealized gain (loss)	0.84	0.43	(0.35)	(0.04)	1.61	1.00
Total from investment operations	0.89	0.55	(0.27)	0.20	1.75	1.04

Less dividends and distributions from:
Net investment income	(0.11)	(0.05)	(0.15)	(0.17)	(0.15)	(0.05)
Total dividends and distributions	(0.11)	(0.05)	(0.15)	(0.17)	(0.15)	(0.05)

Net asset value, end of period	$5.96	$5.18	$4.68	$5.10	$5.07	$3.47

Total return[3]	16.91%[4]	11.89%[4]	(5.60%)[4]	4.06%	50.42%	42.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,937	$73,407	$71,112	$85,695	$123,594	$74[5]
Ratio of expenses to average net assets[6]	1.10%	1.13%	1.21%	1.30%	1.23%	1.22%
Ratio of expenses to average net assets prior to fees waived[6]	1.26%	1.30%	1.24%	1.30%	1.23%	1.22%
Ratio of net investment income to average net assets	1.75%	2.54%	1.68%	4.68%	2.87%	1.41%
Ratio of net investment income to average net assets prior to fees waived	1.59%	2.37%	1.65%	4.68%	2.87%	1.41%
Portfolio turnover	48%	59%	42%	43%	85%	119%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Nomura VIP Growth Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.54	$10.69	$9.92	$7.97	$14.85	$12.70

Income (loss) from investment operations:
Net investment loss[2]	(0.02)	(0.04)	(0.04)	(0.03)	(0.03)	(0.06)
Net realized and unrealized gain (loss)	(0.07)	0.74	2.25	2.91	(3.97)	3.57
Total from investment operations	(0.09)	0.70	2.21	2.88	(4.00)	3.51

Less dividends and distributions from:
Net realized gain	(3.05)	(1.85)	(1.44)	(0.93)	(2.88)	(1.36)
Total dividends and distributions	(3.05)	(1.85)	(1.44)	(0.93)	(2.88)	(1.36)

Net asset value, end of period	$6.40	$9.54	$10.69	$9.92	$7.97	$14.85

Total return[3]	(1.56%)[4]	8.41%[4]	23.89%	38.00%	(27.24%)	30.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$476,381	$510,449	$711,782	$698,537	$628,211	$1,023[5]
Ratio of expenses to average net assets[6]	1.01%	1.01%	1.00%	1.00%	1.00%	0.99%
Ratio of expenses to average net assets prior to fees waived[6]	1.02%	1.01%	1.00%	1.00%	1.00%	0.99%
Ratio of net investment loss to average net assets	(0.42%)	(0.37%)	(0.37%)	(0.31%)	(0.32%)	(0.42%)
Ratio of net investment loss to average net assets prior to fees waived	(0.43%)	(0.37%)	(0.37%)	(0.31%)	(0.32%)	(0.42%)
Portfolio turnover	16%	26%	9%	9%	12%	22%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura VIP High Income Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26α, 1 (Unaudited)	Year ended
		12/31/25φ	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$2.94	$2.94	$2.96	$2.82	$3.40	$3.41

Income (loss) from investment operations:
Net investment income[2]	0.09	0.19	0.20	0.21	0.19	0.21
Net realized and unrealized gain (loss)	(0.08)	0.01	(0.02)	0.12	(0.56)	(0.01)
Payment by affiliates	—	—[3]	—	—	—	—
Total from investment operations	0.01	0.20	0.18	0.33	(0.37)	0.20

Less dividends and distributions from:
Net investment income	(0.20)	(0.20)	(0.20)	(0.19)	(0.21)	(0.21)
Total dividends and distributions	(0.20)	(0.20)	(0.20)	(0.19)	(0.21)	(0.21)

Net asset value, end of period	$2.75	$2.94	$2.94	$2.96	$2.82	$3.40

Total return[4]	0.27%	7.41%[3]	6.44%	12.22%	(10.91%)	6.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,067	$14,863	$15,787	$15,460	$15,093	$19[5]
Ratio of expenses to average net assets[6]	0.68%	0.69%	0.69%	0.68%	0.67%	0.67%
Ratio of expenses to average net assets prior to fees waived[6]	0.68%	0.69%	0.69%	0.68%	0.67%	0.67%
Ratio of net investment income to average net assets	6.30%	6.47%	6.68%	7.29%	6.40%	6.11%
Ratio of net investment income to average net assets prior to fees waived	6.30%	6.47%	6.68%	7.29%	6.40%	6.11%
Portfolio turnover	52%	42%	53%	33%	61%	54%
α	Consolidated financial highlights.
φ	Consolidated financial highlights from July 7, 2025.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Nomura VIP High Income Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26α,1 (Unaudited)	Year ended
		12/31/25φ	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$2.93	$2.93	$2.95	$2.81	$3.39	$3.40

Income (loss) from investment operations:
Net investment income[2]	0.09	0.18	0.19	0.20	0.18	0.20
Net realized and unrealized gain (loss)	(0.08)	0.02	(0.01)	0.13	(0.56)	—[3]
Payment by affiliates	—	—[4]	—	—	—	—
Total from investment operations	0.01	0.20	0.18	0.33	(0.38)	0.20

Less dividends and distributions from:
Net investment income	(0.19)	(0.20)	(0.20)	(0.19)	(0.20)	(0.21)
Total dividends and distributions	(0.19)	(0.20)	(0.20)	(0.19)	(0.20)	(0.21)

Net asset value, end of period	$2.75	$2.93	$2.93	$2.95	$2.81	$3.39

Total return[5]	0.33%	7.17%[4]	6.20%	12.15%	(11.28%)	6.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$736,372	$766,089	$777,545	$778,784	$736,612	$892[6]
Ratio of expenses to average net assets[7]	0.93%	0.94%	0.94%	0.93%	0.92%	0.92%
Ratio of expenses to average net assets prior to fees waived[7]	0.93%	0.94%	0.94%	0.93%	0.92%	0.92%
Ratio of net investment income to average net assets	6.05%	6.22%	6.43%	7.04%	6.15%	5.85%
Ratio of net investment income to average net assets prior to fees waived	6.05%	6.22%	6.43%	7.04%	6.15%	5.85%
Portfolio turnover	52%	42%	53%	33%	61%	54%
α	Consolidated financial highlights.
φ	Consolidated financial highlights from July 7, 2025.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura VIP International Core Equity Series Standard Class
Selected data for each share of the Series outstanding throughout the period were as follows:
	Six months ended 6/30/26[2] (Unaudited)	Year ended 12/31/25	3/28/24[1] to 12/31/24

Net asset value, beginning of period	$19.34	$16.54	$17.14

Income (loss) from investment operations:
Net investment income[3]	0.09	0.16	0.20
Net realized and unrealized gain (loss)	1.68	3.81	(0.55)
Total from investment operations	1.77	3.97	(0.35)

Less dividends and distributions from:
Net investment income	(0.17)	(0.25)	(0.21)
Net realized gain	(1.87)	(0.92)	(0.04)
Total dividends and distributions	(2.04)	(1.17)	(0.25)

Net asset value, end of period	$19.07	$19.34	$16.54

Total return[4]	9.68%	24.56%	(1.92%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$468,011	$462,216	$457,619
Ratio of expenses to average net assets[5]	0.86%	0.86%	0.88%[6]
Ratio of expenses to average net assets prior to fees waived[5]	0.92%	0.93%	0.95%[6]
Ratio of net investment income to average net assets	0.93%	0.85%	1.19%
Ratio of net investment income to average net assets prior to fees waived	0.87%	0.78%	1.12%
Portfolio turnover	66%	90%	77%[7]
[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	Includes non-recurring expenses of 0.02% for the year ended December 31, 2024.
[7]	Portfolio turnover is representative of the Series for the period ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Nomura VIP International Core Equity Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$19.44	$16.51	$16.15	$14.12	$18.47	$16.35

Income (loss) from investment operations:
Net investment income[2]	0.07	0.11	0.24	0.28	0.28	0.27
Net realized and unrealized gain (loss)	1.67	3.82	0.37	1.99	(3.02)	2.04
Total from investment operations	1.74	3.93	0.61	2.27	(2.74)	2.31

Less dividends and distributions from:
Net investment income	(0.12)	(0.08)	(0.21)	(0.24)	(0.36)	(0.19)
Net realized gain	(1.87)	(0.92)	(0.04)	—	(1.25)	—[3]
Total dividends and distributions	(1.99)	(1.00)	(0.25)	(0.24)	(1.61)	(0.19)

Capital contributions	—	—	—	—	—[3,4]	—

Net asset value, end of period	$19.19	$19.44	$16.51	$16.15	$14.12	$18.47

Total return[5]	9.49%[6]	24.24%[6]	3.73%[6]	16.20%	(14.72%)[4,7]	14.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$297,843	$287,349	$261,370	$647,568	$484,020	$621[8]
Ratio of expenses to average net assets[9]	1.11%	1.11%	1.15%[10]	1.17%	1.18%	1.16%
Ratio of expenses to average net assets prior to fees waived[9]	1.17%	1.18%	1.19%[10]	1.17%	1.18%	1.16%
Ratio of net investment income to average net assets	0.68%	0.59%	1.45%	1.86%	1.91%	1.49%
Ratio of net investment income to average net assets prior to fees waived	0.62%	0.52%	1.41%	1.86%	1.91%	1.49%
Portfolio turnover	66%	90%	77%	53%	63%	81%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	During the year ended December 31, 2022, Delaware Management Company reimbursed the Series $20,014 for losses related to a reclaim payment error. Total return for the year ended December 31, 2022 includes the impact of the capital contribution, which was not material to the total return.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Total return for the year ended December 31, 2022 includes the impact of the refund of previously paid foreign taxes. Total return would have been lower by 0.38% excluding refund of previously paid foreign taxes.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[10]	Includes non-recurring expenses of 0.02% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura VIP Mid Cap Growth Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$7.95	$10.14	$10.18	$9.60	$17.99	$17.60

Income (loss) from investment operations:
Net investment loss[2]	(0.01)	(0.04)	(0.04)	(0.03)	(0.04)	(0.09)
Net realized and unrealized gain (loss)	0.40	0.08	0.30	1.83	(5.45)	2.71
Total from investment operations	0.39	0.04	0.26	1.80	(5.49)	2.62

Less dividends and distributions from:
Net realized gain	—	(2.23)	(0.30)	(1.22)	(2.90)	(2.23)
Total dividends and distributions	—	(2.23)	(0.30)	(1.22)	(2.90)	(2.23)

Net asset value, end of period	$8.34	$7.95	$10.14	$10.18	$9.60	$17.99

Total return[3]	4.91%	1.38%	2.47%	19.90%	(30.62%)	16.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,065	$5,574	$20,435	$101,493	$105,164	$212[4]
Ratio of expenses to average net assets[5]	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets prior to fees waived[5]	0.92%	0.92%	0.91%	0.92%	0.92%	0.89%
Ratio of net investment loss to average net assets	(0.34%)	(0.47%)	(0.40%)	(0.29%)	(0.38%)	(0.51%)
Ratio of net investment loss to average net assets prior to fees waived	(0.41%)	(0.54%)	(0.46%)	(0.36%)	(0.45%)	(0.55%)
Portfolio turnover	37%	52%	37%	30%	29%	27%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Nomura VIP Mid Cap Growth Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$7.72	$9.93	$10.00	$9.47	$17.84	$17.48

Income (loss) from investment operations:
Net investment loss[2]	(0.02)	(0.06)	(0.06)	(0.05)	(0.07)	(0.13)
Net realized and unrealized gain (loss)	0.39	0.08	0.29	1.80	(5.40)	2.68
Total from investment operations	0.37	0.02	0.23	1.75	(5.47)	2.55

Less dividends and distributions from:
Net realized gain	—	(2.23)	(0.30)	(1.22)	(2.90)	(2.19)
Total dividends and distributions	—	(2.23)	(0.30)	(1.22)	(2.90)	(2.19)

Net asset value, end of period	$8.09	$7.72	$9.93	$10.00	$9.47	$17.84

Total return[3]	4.79%	1.18%	2.20%	19.59%	(30.78%)	16.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$371,217	$365,870	$383,047	$412,972	$355,030	$519[4]
Ratio of expenses to average net assets[5]	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets prior to fees waived[5]	1.17%	1.17%	1.16%	1.17%	1.17%	1.14%
Ratio of net investment loss to average net assets	(0.59%)	(0.65%)	(0.63%)	(0.54%)	(0.61%)	(0.76%)
Ratio of net investment loss to average net assets prior to fees waived	(0.66%)	(0.72%)	(0.69%)	(0.61%)	(0.68%)	(0.80%)
Portfolio turnover	37%	52%	37%	30%	29%	27%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura VIP Natural Resources Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$6.13	$4.45	$4.72	$4.77	$4.12	$3.30

Income (loss) from investment operations:
Net investment income[2]	0.04	0.08	0.04	0.15	0.10	0.07
Net realized and unrealized gain (loss)	0.45	1.60	(0.04)	(0.08)	0.63	0.81
Total from investment operations	0.49	1.68	—	0.07	0.73	0.88

Less dividends and distributions from:
Net investment income	(0.07)	—	(0.25)	(0.12)	(0.08)	(0.06)
Return of capital	—	—	(0.02)	—	—	—
Total dividends and distributions	(0.07)	—	(0.27)	(0.12)	(0.08)	(0.06)

Net asset value, end of period	$6.55	$6.13	$4.45	$4.72	$4.77	$4.12

Total return[3]	7.89%[4]	37.75%[4]	(0.58%)	1.63%	17.72%	26.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$97,268	$87,849	$72,923	$92,277	$109,522	$91[5]
Ratio of expenses to average net assets[6]	1.19%	1.25%	1.26%	1.28%	1.25%	1.21%
Ratio of expenses to average net assets prior to fees waived[6]	1.26%	1.28%	1.26%	1.28%	1.25%	1.21%
Ratio of net investment income to average net assets	1.02%	1.52%	0.76%	3.30%	2.24%	1.89%
Ratio of net investment income to average net assets prior to fees waived	0.95%	1.49%	0.76%	3.30%	2.24%	1.89%
Portfolio turnover	61%	47%	46%	34%	65%	121%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Nomura VIP Science and Technology Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$33.56	$29.70	$23.38	$17.71	$29.81	$36.13

Income (loss) from investment operations:
Net investment loss[2]	(0.08)	(0.04)	(0.08)	(0.01)	(0.05)	(0.22)
Net realized and unrealized gain (loss)	14.05	8.70	7.21[3]	6.80[3]	(9.20)	5.56
Total from investment operations	13.97	8.66	7.13	6.79	(9.25)	5.34

Less dividends and distributions from:
Net realized gain	(6.83)	(4.80)	(0.81)	(1.12)	(2.85)	(11.66)
Total dividends and distributions	(6.83)	(4.80)	(0.81)	(1.12)	(2.85)	(11.66)

Net asset value, end of period	$40.70	$33.56	$29.70	$23.38	$17.71	$29.81

Total return[4]	43.63%	33.69%	30.92%[3]	39.38%[3]	(31.67%)	15.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,660	$80,262	$2,796	$2,231	$1,331	$2[5]
Ratio of expenses to average net assets[6]	0.90%	0.90%	0.91%	0.89%	0.92%	0.89%
Ratio of expenses to average net assets prior to fees waived[6]	0.90%	0.90%	0.91%	0.89%	0.92%	0.89%
Ratio of net investment loss to average net assets	(0.43%)	(0.13%)	(0.29%)	(0.05%)	(0.23%)	(0.57%)
Ratio of net investment loss to average net assets prior to fees waived	(0.43%)	(0.13%)	(0.29%)	(0.05%)	(0.23%)	(0.57%)
Portfolio turnover	29%	77%	37%	36%	58%	55%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 for the year ended December 31, 2024 and 2023, and total return by 0.09% and 0.11%, for the year ended December 31, 2024 and 2023, respectively.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura VIP Science and Technology Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$32.66	$29.09	$22.97	$17.45	$29.51	$35.87

Income (loss) from investment operations:
Net investment loss[2]	(0.11)	(0.18)	(0.15)	(0.06)	(0.10)	(0.30)
Net realized and unrealized gain (loss)	13.63	8.55	7.08[3]	6.70[3]	(9.11)	5.51
Total from investment operations	13.52	8.37	6.93	6.64	(9.21)	5.21

Less dividends and distributions from:
Net realized gain	(6.83)	(4.80)	(0.81)	(1.12)	(2.85)	(11.57)
Total dividends and distributions	(6.83)	(4.80)	(0.81)	(1.12)	(2.85)	(11.57)

Net asset value, end of period	$39.35	$32.66	$29.09	$22.97	$17.45	$29.51

Total return[4]	43.46%	33.36%	30.59%[3]	39.04%[3]	(31.83%)	15.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,035,298	$770,095	$646,646	$566,122	$450,560	$707[5]
Ratio of expenses to average net assets[6]	1.15%	1.15%	1.16%	1.14%	1.17%	1.14%
Ratio of expenses to average net assets prior to fees waived[6]	1.15%	1.15%	1.16%	1.14%	1.17%	1.14%
Ratio of net investment loss to average net assets	(0.64%)	(0.61%)	(0.54%)	(0.30%)	(0.48%)	(0.79%)
Ratio of net investment loss to average net assets prior to fees waived	(0.64%)	(0.61%)	(0.54%)	(0.30%)	(0.48%)	(0.79%)
Portfolio turnover	29%	77%	37%	36%	58%	55%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 for the year ended December 31, 2024 and 2023, and total return by 0.09% and 0.11%, for the year ended December 31, 2024 and 2023, respectively.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Nomura VIP Small Cap Growth Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$7.62	$6.70	$5.85	$6.11	$11.01	$12.15

Income (loss) from investment operations:
Net investment loss[2]	(0.02)	(0.04)	(0.04)	(0.02)	(0.03)	(0.07)
Net realized and unrealized gain (loss)	1.65	0.96	0.89	0.77[3]	(2.97)	0.55
Payment by affiliates	—	—	—	—	0.12[4]	—
Total from investment operations	1.63	0.92	0.85	0.75	(2.88)	0.48

Less dividends and distributions from:
Net investment income	—	—	—	—	—	(0.14)
Net realized gain	(0.58)	—	—	(1.01)	(2.02)	(1.48)
Total dividends and distributions	(0.58)	—	—	(1.01)	(2.02)	(1.62)

Net asset value, end of period	$8.67	$7.62	$6.70	$5.85	$6.11	$11.01

Total return[5]	22.05%	13.73%	14.53%	13.36%[3]	(26.61%)[4]	4.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,445	$1,191	$16,833	$20,157	$17,454	$47[6]
Ratio of expenses to average net assets[7]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[7]	0.95%	0.95%	0.93%	0.93%	0.93%	0.90%
Ratio of net investment loss to average net assets	(0.52%)	(0.63%)	(0.58%)	(0.36%)	(0.34%)	(0.56%)
Ratio of net investment loss to average net assets prior to fees waived	(0.58%)	(0.69%)	(0.62%)	(0.40%)	(0.38%)	(0.57%)
Portfolio turnover	58%	74%	72%	64%	100%	48%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.16%.
[4]	During the year ended December 31, 2022, Delaware Management Company reimbursed the Series $5,772,824 for losses related to a trade error. Total return for the year ended December 31, 2022 includes the impact of the payment from affiliate. Total return would have been lower by 1.09% excluding payment from affiliate.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura VIP Small Cap Growth Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$7.45	$6.57	$5.75	$6.04	$10.94	$12.08

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.06)	(0.05)	(0.04)	(0.04)	(0.10)
Net realized and unrealized gain (loss)	1.61	0.94	0.87	0.76[3]	(2.98)	0.56
Payment by affiliates	—	—	—	—	0.14[4]	—
Total from investment operations	1.58	0.88	0.82	0.72	(2.88)	0.46

Less dividends and distributions from:
Net investment income	—	—	—	—	—	(0.12)
Net realized gain	(0.58)	—	—	(1.01)	(2.02)	(1.48)
Total dividends and distributions	(0.58)	—	—	(1.01)	(2.02)	(1.60)

Net asset value, end of period	$8.45	$7.45	$6.57	$5.75	$6.04	$10.94

Total return[5]	21.87%	13.39%	14.26%	13.11%[3]	(26.83%)[4]	3.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$228,001	$193,050	$190,827	$189,271	$181,456	$391[6]
Ratio of expenses to average net assets[7]	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of expenses to average net assets prior to fees waived[7]	1.20%	1.20%	1.18%	1.18%	1.18%	1.15%
Ratio of net investment loss to average net assets	(0.78%)	(0.87%)	(0.83%)	(0.61%)	(0.58%)	(0.80%)
Ratio of net investment loss to average net assets prior to fees waived	(0.84%)	(0.93%)	(0.87%)	(0.65%)	(0.62%)	(0.81%)
Portfolio turnover	58%	74%	72%	64%	100%	48%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.17%.
[4]	During the year ended December 31, 2022, Delaware Management Company reimbursed the Series $5,772,824 for losses related to a trade error. Total return for the year ended December 31, 2022 includes the impact of the payment from affiliate. Total return would have been lower by 1.28% excluding payment from affiliate.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Nomura VIP Smid Cap Core Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.54	$13.10	$11.52	$11.14	$16.73	$13.85

Income (loss) from investment operations:
Net investment income (loss)[2]	—[3]	0.02	0.01	0.04	0.03	(0.02)
Net realized and unrealized gain (loss)	2.84	1.00	1.63	1.54	(2.57)	2.90
Total from investment operations	2.84	1.02	1.64	1.58	(2.54)	2.88

Less dividends and distributions from:
Net investment income	(0.02)	(0.02)	(0.04)	(0.02)	—	—
Net realized gain	(0.74)	(0.56)	(0.02)	(1.18)	(3.05)	—
Total dividends and distributions	(0.76)	(0.58)	(0.06)	(1.20)	(3.05)	—

Net asset value, end of period	$15.62	$13.54	$13.10	$11.52	$11.14	$16.73

Total return[4]	21.34%[5]	8.39%[5]	14.26%	15.71%	(14.84%)	20.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$218,323	$181,120	$207,365	$224,518	$158,111	$182[6]
Ratio of expenses to average net assets[7]	1.19%	1.19%	1.18%	1.17%	1.22%	1.17%
Ratio of expenses to average net assets prior to fees waived[7]	1.20%	1.20%	1.18%	1.17%	1.22%	1.17%
Ratio of net investment income (loss) to average net assets	0.02%	0.14%	0.12%	0.36%	0.24%	(0.10%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.01%	0.13%	0.12%	0.36%	0.24%	(0.10%)
Portfolio turnover	30%	15%	10%	26%	113%	79%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Ivy Variable Insurance Portfolios
June 30, 2026 (Unaudited)
Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 24 series. These financial statements and the related notes pertain to 11 series: Nomura VIP Asset Strategy Series (formerly, Macquarie VIP Asset Strategy Series through November 30, 2025), Nomura VIP Balanced Series (formerly, Macquarie VIP Balanced Series through November 30, 2025), Nomura VIP Energy Series (formerly, Macquarie VIP Energy Series through November 30, 2025), Nomura VIP Growth Series (formerly, Macquarie VIP Growth Series through November 30, 2025), Nomura VIP High Income Series (formerly, Macquarie VIP High Income Series through November 30, 2025), Nomura VIP International Core Equity Series (formerly, Macquarie VIP International Core Equity Series through November 30, 2025), Nomura VIP Mid Cap Growth Series (formerly, Macquarie VIP Mid Cap Growth Series through November 30, 2025), Nomura VIP Natural Resources Series (formerly, Macquarie VIP Natural Resources Series through November 30, 2025), Nomura VIP Science and Technology Series (formerly, Macquarie VIP Science and Technology Series through November 30, 2025), Nomura VIP Small Cap Growth Series (formerly, Macquarie VIP Small Cap Growth Series through November 30, 2025), and Nomura VIP Smid Cap Core Series (formerly, Macquarie VIP Smid Cap Core Series through November 30, 2025), (each, a Series and collectively, the Series). The Trust is an open-end investment company. Each of the Series (other than Nomura VIP Energy Series, Nomura VIP Growth Series, and Nomura VIP Science and Technology Series) are diversified as defined in the Investment Company Act of 1940, as amended (1940 Act). Nomura VIP Energy Series, Nomura VIP Growth Series, and Nomura VIP Science and Technology Series are non-diversified as defined in the 1940 Act.
Each Series offers Service class shares. Nomura VIP Asset Strategy Series, Nomura VIP Energy Series, Nomura VIP High Income Series, Nomura VIP International Core Equity Series, Nomura VIP Mid Cap Growth Series, Nomura VIP Science and Technology Series, and Nomura VIP Small Cap Growth Series also offer Standard class shares. The Standard class shares do not carry a distribution and service (12b-1) fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to variable life insurance separate accounts and variable annuity separate accounts.
1. Significant Accounting Policies
Each Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Basis of Consolidation  —  Ivy VIP ASF II, Ltd. (referred to as the Subsidiary in this subsection), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Nomura VIP Asset Strategy Series (referred to as the Series in this subsection). Ivy VIP ASF III (SBP), LLC (the Company), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Series. The Subsidiary and the Company act as investment vehicles for the Series, in order to affect certain investments for the Series consistent with the Series’ investment objectives and policies as specified in its prospectus and statement of additional information. The Series’ investment portfolio has been consolidated and includes the portfolio holdings of the Series, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Series, its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Series and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Series will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company. The date of incorporation of the Subsidiary and Company was January 31, 2013 and April 9, 2013, respectively. As of June 30, 2026, the total net assets held by the Subsidiary is $38,144,511, or approximately 6.57% of the Series' net assets and the total net assets held by the Company is $38,287, or approximately 0.01% of the Series' net assets.
NC Macau II Ltd. (referred to as the Subsidiary in this subsection), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Nomura VIP High Income Series (referred to as the Series in this subsection). The Subsidiary acts as an investment vehicle for the Series, in order to affect certain investments for the Series consistent with the Series' investment objectives and policies as specified in its prospectus and statement of additional information. The Series' investment portfolio has been consolidated and includes the portfolio holdings of the Series and its Subsidiary. The consolidated financial statements include the accounts of the Series and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Series and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Series will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary conferred upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and conferred upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The date of incorporation of the Subsidiary was July 7, 2025. As of June 30, 2026, the total net assets held by the Subsidiary is $39,120, or approximately 0.01%, of the Series' net assets.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. The fair value of bullion is at the last traded price at the end of each day on the board of trade or exchange upon which they are traded. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as each Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Series investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Series evaluates tax positions taken or expected to be taken in the course of preparing each Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Series’ tax positions taken or expected to be taken on each Series’ federal income tax returns through the six months ended June 30, 2026, and for all open tax years (years ended December 31, 2022–December 31, 2025), and has concluded that no provision for federal income tax is required in each Series’ financial statements. In regard to foreign taxes only, each Series has open tax years in certain foreign countries in which it invests that may date back to the inception of each Series. If applicable, each Series recognizes interest and tax

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended June 30, 2026, the Series did not incur any interest or tax penalties.
As a result of several court cases, in certain countries across the European Union, certain Series filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU tax reclaims). Income recognized, if any, for EU reclaims is reflected as “Foreign withholding tax claims” on the “Statements of operations.” Any fees associated with these filings are included on the “Statements of operations” under “Foreign withholding tax claims.” Generally unless fund management believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Series’ net asset value. EU tax reclaims and related interest entitlements recognized by a Series, if any, reduce the amount of foreign taxes, if any, that a Series may elect to pass-through to its shareholders from a US federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Series were previously passed-through as a foreign tax credits to its US taxable shareholders, a Series may enter into a closing agreement with the US Internal Revenue Service. Doing so will enable a Series to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of each Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Underlying Funds — Each Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Series may invest include ETFs. Each Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.
To Be Announced (TBA) Trades —  Nomura VIP Asset Strategy Series and Nomura VIP Balanced Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series' ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. No TBA trades were outstanding at June 30, 2026.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — Each Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, each Series intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker/dealers, each Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of each Series under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which each Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, certain Series may pay an assignment fee. On an ongoing basis, certain Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Series’ understanding of the applicable country’s tax rules and rates. Certain Series file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Series will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. Each Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Each Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on each Series. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. Each Series’ Chief Executive Officer and Chief Financial Officer act as each Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Series has a single operating segment since each Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Series' portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Series' financial statements.

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
Each Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, certain Series earned the following amounts under this arrangement:
Series	Custody Credits
Nomura VIP Asset Strategy Series	$—
Nomura VIP Balanced Series	—
Nomura VIP Energy Series	—
Nomura VIP Growth Series	—
Nomura VIP High Income Series	7,280
Nomura VIP International Core Equity Series	—
Nomura VIP Mid Cap Growth Series	—
Nomura VIP Natural Resources Series	—
Nomura VIP Science and Technology Series	—
Nomura VIP Small Cap Growth Series	—
Nomura VIP Smid Cap Core Series	—
Each Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, each Series earned the following amounts under this arrangement:
Series	Earnings Credits
Nomura VIP Asset Strategy Series	$7
Nomura VIP Balanced Series	3
Nomura VIP Energy Series	4
Nomura VIP Growth Series	4
Nomura VIP High Income Series	7
Nomura VIP International Core Equity Series	9
Nomura VIP Mid Cap Growth Series	5
Nomura VIP Natural Resources Series	2
Nomura VIP Science and Technology Series	5
Nomura VIP Small Cap Growth Series	4
Nomura VIP Smid Cap Core Series	3
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Series pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Series’ average daily net assets as follows:
Series	Management Fee (annual rate as a percentage of average daily net assets)
Nomura VIP Asset Strategy Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Nomura VIP Balanced Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Series	Management Fee (annual rate as a percentage of average daily net assets)
Nomura VIP Energy Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Nomura VIP Growth Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Nomura VIP High Income Series	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion.

Nomura VIP International Core Equity Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Nomura VIP Mid Cap Growth Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Nomura VIP Natural Resources Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion.

Nomura VIP Science and Technology Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Nomura VIP Small Cap Growth Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Nomura VIP Smid Cap Core Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding the following percentages of certain Series’ average

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
daily net assets from January 1, 2026 (except as noted) through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of DMC and each Series. The waivers and reimbursements are accrued daily and received monthly.
Series	Operating expense limitation as a percentage of average daily net assets
Nomura VIP Asset Strategy Series	0.52%*
Nomura VIP Balanced Series	0.77%
Nomura VIP Energy Series	0.84%**
Nomura VIP Growth Series	0.76%
Nomura VIP International Core Equity Series	0.86%
Nomura VIP Mid Cap Growth Series	0.85%
Nomura VIP Natural Resources Series	0.86%***
Nomura VIP Small Cap Growth Series	0.89%
Nomura VIP Smid Cap Core Series	0.94%
*	Effective April 30, 2026. Prior to April 30, 2026, the amount was 0.60%.
**	Effective April 30, 2026. Prior to April 30, 2026, the amount was 0.86%.
***	Effective April 30, 2026. Prior to April 30, 2026, the amount was 0.98%.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from January 1, 2026 (except as noted) through April 29, 2027, unless terminated by agreement of DMC and the Series, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Series	Standard Class	Service Class
Nomura VIP Asset Strategy Series	0.52%*	0.77%*
Nomura VIP Balanced Series	n/a	1.02%
Nomura VIP Energy Series	0.84%**	1.09%**
Nomura VIP Growth Series	n/a	1.01%
Nomura VIP International Core Equity Series	0.86%	1.11%
Nomura VIP Mid Cap Growth Series	0.85%	1.10%
Nomura VIP Natural Resources Series	n/a	1.11%***
Nomura VIP Small Cap Growth Series	0.89%	1.14%
Nomura VIP Smid Cap Core Series	n/a	1.19%
*	Effective April 30, 2026. Prior to April 30, 2026, the amounts were as follows for Standard Class and Service Class, respectively: 0.60% and 0.85%.
**	Effective April 30, 2026. Prior to April 30, 2026, the amounts were as follows for Standard Class and Service Class, respectively: 0.86% and 1.11%.
***	Effective April 30, 2026. Prior to April 30, 2026, the amount for Service Class was 1.23%.
Nomura VIP High Income Series and Nomura VIP Science and Technology Series did not have any expense limitation.
DMC has voluntarily agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in an amount equal to the aggregate acquired fund fees and expenses, if any, attributable to investments by Nomura VIP Asset Strategy Series and Nomura VIP Balanced Series in ETFs advised or sub-advised by DMC and its affiliates. Any such voluntary waiver or reimbursement may be eliminated by DMC at any time.

DMC has entered into sub-advisory agreements for certain Series as follows:
Macquarie Investment Management Global Limited continues to serve as an unaffiliated sub-advisor on behalf of Nomura VIP Asset Strategy Series and Nomura VIP Balanced Series.
Van Eck Associates Corporation (VanEck) serves as sub-advisor to Nomura VIP Energy Series and Nomura VIP Natural Resources Series.
DMC appointed Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a sub-advisor for Nomura VIP High Income Series effective May 1, 2026, and Nomura VIP Asset Strategy Series and Nomura VIP Balanced Series effective June 12, 2026. NCRAM is responsible for the day-to-day investment management of the portion of the Series that invest in high-yield, fixed income securities. DMC may change this allocation at any time. For these services, DMC, not the Series, pays NCRAM a portion of its investment management fee.
Pursuant to the terms of the relevant sub-advisory agreement, an investment sub-advisory fee is paid by DMC to each sub-advisor.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2026, each Series paid for these services as follows:
Series	Fees
Nomura VIP Asset Strategy Series	$15,191
Nomura VIP Balanced Series	6,944
Nomura VIP Energy Series	3,796
Nomura VIP Growth Series	12,953
Nomura VIP High Income Series	19,251
Nomura VIP International Core Equity Series	18,942
Nomura VIP Mid Cap Growth Series	10,457
Nomura VIP Natural Resources Series	4,197
Nomura VIP Science and Technology Series	21,460
Nomura VIP Small Cap Growth Series	6,451
Nomura VIP Smid Cap Core Series	6,190
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2026, each Series paid for these services as follows:
Series	Fees
Nomura VIP Asset Strategy Series	$21,791
Nomura VIP Balanced Series	8,206
Nomura VIP Energy Series	3,022
Nomura VIP Growth Series	18,103
Nomura VIP High Income Series	28,477
Nomura VIP International Core Equity Series	27,968
Nomura VIP Mid Cap Growth Series	13,993
Nomura VIP Natural Resources Series	3,682
Nomura VIP Science and Technology Series	32,116
Nomura VIP Small Cap Growth Series	7,394
Nomura VIP Smid Cap Core Series	6,964

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to each Series. Sub-transfer agency fees are paid by each Series and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, each Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Series. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended June 30, 2026, each Series paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Series	Fees
Nomura VIP Asset Strategy Series	$7,138
Nomura VIP Balanced Series	9,841
Nomura VIP Energy Series	953
Nomura VIP Growth Series	5,981
Nomura VIP High Income Series	15,143
Nomura VIP International Core Equity Series	8,184
Nomura VIP Mid Cap Growth Series	4,072
Nomura VIP Natural Resources Series	1,062
Nomura VIP Science and Technology Series	8,093
Nomura VIP Small Cap Growth Series	2,082
Nomura VIP Smid Cap Core Series	1,991
Trustees’ fees include expenses accrued by each Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of a Series, a Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the year ended December 31, 2025, DMC reimbursed Nomura VIP High Income Series $3,388 in connection with trade errors. This amount is included in “Net increase from payment by affiliates” in the "Consolidated statements of changes in net assets." Payment by affiliates had no impact on total return.
An affiliated issuer includes any company in which a Series held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or sub-advisor to a Series is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies during the six months ended June 30, 2026 was as follows:
Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments	Value, end of period	Shares	Dividends
Nomura VIP Asset Strategy Series
Affiliated Exchange-Traded Funds—0.00%
Nomura Focused Emerging Markets Equity ETF
$6,072,220	$—	$(6,614,351)	$558,943	$(16,812)	$—	—	$—
3. Investments
For the six months ended June 30, 2026, each Series made purchases and sales of investment securities other than short-term investments as follows:
Series	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Nomura VIP Asset Strategy Series	$172,946,123	$51,467,670	$198,094,741	$58,365,372
Nomura VIP Balanced Series	63,824,460	26,706,868	76,196,213	28,103,680
Nomura VIP Energy Series	48,826,394	—	46,350,192	—
Nomura VIP Growth Series	75,504,347	—	100,961,859	—
Nomura VIP High Income Series	369,702,938	—	397,812,211	—
Nomura VIP International Core Equity Series	475,509,837	—	525,265,365	—
Nomura VIP Mid Cap Growth Series	131,614,155	—	149,123,778	—
Nomura VIP Natural Resources Series	62,246,818	—	62,097,621	—
Nomura VIP Science and Technology Series	259,034,182	—	419,939,603	—
Nomura VIP Small Cap Growth Series	116,206,041	—	125,178,014	—
Nomura VIP Smid Cap Core Series	59,595,193	—	60,891,875	—
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Series were as follows:
Series	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Nomura VIP Asset Strategy Series	$458,310,680	$155,421,310	$(29,676,857)	$125,744,453
Nomura VIP Balanced Series	183,782,568	46,889,530	(5,321,434)	41,568,096
Nomura VIP Energy Series	86,042,361	7,329,039	(3,704,152)	3,624,887
Nomura VIP Growth Series	310,304,945	185,820,278	(18,470,512)	167,349,766
Nomura VIP High Income Series	777,644,358	37,393,161	(74,691,269)	(37,298,108)
Nomura VIP International Core Equity Series	618,308,242	183,477,345	(35,556,907)	147,920,438
Nomura VIP Mid Cap Growth Series	314,837,286	80,321,767	(23,251,015)	57,070,752
Nomura VIP Natural Resources Series	99,291,103	8,276,605	(10,338,560)	(2,061,955)
Nomura VIP Science and Technology Series	622,468,020	446,415,322	(27,530,278)	418,885,044
Nomura VIP Small Cap Growth Series	185,445,682	52,956,854	(8,549,101)	44,407,753
Nomura VIP Smid Cap Core Series	166,532,448	59,145,170	(7,127,777)	52,017,393

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2025, certain Series had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Nomura VIP Energy Series	$ 121,252	$9,835,818	$ 9,957,070
Nomura VIP High Income Series	16,072,325	201,446,615	217,518,940
Nomura VIP Mid Cap Growth Series	—	10,171,661	10,171,661
Nomura VIP Natural Resources Series	—	30,984,385	30,984,385
US GAAP defines fair value as the price that each Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Series’ investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Series’ investments by fair value hierarchy levels as of June 30, 2026:
	Nomura VIP Asset Strategy Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$—	$447,553	$447,553
Agency Commercial Mortgage-Backed Securities	—	853,894	109,467	963,361
Agency Mortgage-Backed Securities	—	42,491,206	—	42,491,206

	Nomura VIP Asset Strategy Series
	Level 1	Level 2	Level 3	Total
Bullion	$38,049,929	$—	$—	$38,049,929
Collateralized Loan Obligations	—	3,417,640	—	3,417,640
Common Stocks
Communication Services	22,353,569	4,785,535	—	27,139,104
Consumer Discretionary	32,883,045	—	—	32,883,045
Consumer Staples	18,641,395	2,630,516	—	21,271,911
Energy	6,112,149	—	—	6,112,149
Financials	32,887,267	20,841,789	27,075	53,756,131
Healthcare	22,670,794	11,679,513	—	34,350,307
Industrials	28,323,326	20,359,096	—	48,682,422
Information Technology	73,666,250	33,503,915	—	107,170,165
Materials	13,850,291	—	—	13,850,291
Utilities	—	5,592,608	—	5,592,608
Corporate Bonds	—	54,155,937	—	54,155,937
Exchange-Traded Funds	31,133,009	—	—	31,133,009
Government Agency Obligations	—	1,980,330	—	1,980,330
Municipal Bonds	—	335,862	—	335,862
Non-Agency Asset-Backed Securities	—	6,799,395	—	6,799,395
Non-Agency Collateralized Mortgage Obligations	—	6,301,600	—	6,301,600
Non-Agency Commercial Mortgage-Backed Securities	—	18,150,990	—	18,150,990
Preferred Stock	—	179,400	—	179,400
US Treasury Obligations	—	18,813,698	—	18,813,698
Short-Term Investments	9,715,917	—	—	9,715,917
Total Value of Securities	$330,286,941	$252,872,924	$584,095	$583,743,960

Derivatives[1]
Assets:
Futures Contracts	$384,760	$—	$—	$384,760
Liabilities:
Futures Contracts	$(73,587)	$—	$—	$(73,587)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
	Nomura VIP Balanced Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$454,383	$—	$454,383
Agency Commercial Mortgage-Backed Securities	—	524,098	—	524,098

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
	Nomura VIP Balanced Series
	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$18,196,795	$—	$18,196,795
Common Stocks
Communication Services	11,554,155	—	—	11,554,155
Consumer Discretionary	7,278,217	—	—	7,278,217
Consumer Staples	3,112,309	—	—	3,112,309
Energy	1,655,998	—	—	1,655,998
Financials	21,898,538	—	12,746	21,911,284
Healthcare	9,981,197	—	—	9,981,197
Industrials	24,076,138	—	—	24,076,138
Information Technology	48,917,219	—	—	48,917,219
Materials	2,797,830	—	—	2,797,830
Utilities	3,976,496	—	—	3,976,496
Corporate Bonds	—	23,953,276	—	23,953,276
Exchange-Traded Funds	16,805,006	—	—	16,805,006
Municipal Bonds	—	134,345	—	134,345
Non-Agency Asset-Backed Securities	—	2,485,098	—	2,485,098
Non-Agency Collateralized Mortgage Obligations	—	2,685,760	—	2,685,760
Non-Agency Commercial Mortgage-Backed Securities	—	7,808,878	—	7,808,878
Preferred Stock	—	84,640	—	84,640
US Treasury Obligations	—	10,664,331	—	10,664,331
Short-Term Investments	6,218,453	—	—	6,218,453
Total Value of Securities	$158,271,556	$66,991,604	$12,746	$225,275,906

Derivatives[1]
Assets:
Futures Contracts	$112,109	$—	$—	$112,109
Liabilities:
Futures Contracts	$(37,351)	$—	$—	$(37,351)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
	Nomura VIP Energy Series
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Coal & Consumable Fuels	$4,789,232	$—	$4,789,232
Electrical Components & Equipment	930,550	477,420	1,407,970
Heavy Electrical Equipment	717,839	—	717,839
Independent Power Producers & Energy Traders	508,885	—	508,885
Integrated Oil & Gas	12,082,056	6,564,971	18,647,027

	Nomura VIP Energy Series
	Level 1	Level 2	Total
Oil & Gas Drilling	$2,056,236	$—	$2,056,236
Oil & Gas Equipment & Services	10,272,574	1,028,977	11,301,551
Oil & Gas Exploration & Production	43,706,852	—	43,706,852
Oil & Gas Refining & Marketing	2,355,159	—	2,355,159
Master Limited Partnerships	2,886,109	—	2,886,109
Short-Term Investments	1,290,388	—	1,290,388
Total Value of Securities	$81,595,880	$8,071,368	$89,667,248
Nomura VIP Growth Series
Level 1
Securities
Assets:
Common Stocks	$475,151,142
Short-Term Investments	2,503,569
Total Value of Securities	$477,654,711
	Nomura VIP High Income Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Consumer Discretionary	$1,561,149	$—	$—[1]	$1,561,149
Energy	—	—	755[1]	755
Financials	—	—	—[1]	—
Convertible Bond	—	—	2,777,353	2,777,353
Corporate Bonds	—	693,226,850	—	693,226,850
Loan Agreements	—	2,427,215	—	2,427,215
Short-Term Investments	40,352,928	—	—	40,352,928
Total Value of Securities	$41,914,077	$695,654,065	$2,778,108	$740,346,250

[1]The security that has been valued at zero on the “Consolidated Schedules of investments” is considered to be a Level 3 investment in this table.
	Nomura VIP International Core Equity Series
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Brazil	$44,717,799	$—	$44,717,799
Canada	30,993,847	—	30,993,847
China	—	29,015,863	29,015,863
Denmark	17,279,455	—	17,279,455
France	—	19,736,361	19,736,361
Germany	7,114,138	38,477,837	45,591,975

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
	Nomura VIP International Core Equity Series
	Level 1	Level 2	Total
Hong Kong	$—	$15,874,780	$15,874,780
India	—	39,216,058	39,216,058
Ireland	—	5,704,067	5,704,067
Japan	—	94,458,902	94,458,902
Mexico	14,757,540	—	14,757,540
Netherlands	18,351,291	63,778,593	82,129,884
Singapore	27,626,404	—	27,626,404
South Korea	—	56,152,307	56,152,307
Spain	—	24,043,702	24,043,702
Switzerland	—	7,812,901	7,812,901
Taiwan	—	70,449,021	70,449,021
United Kingdom	—	40,427,558	40,427,558
United States	72,552,841	—	72,552,841
Preferred Stock	—	14,357,415	14,357,415
Short-Term Investments	13,330,000	—	13,330,000
Total Value of Securities	$246,723,315	$519,505,365	$766,228,680
Nomura VIP Mid Cap Growth Series
Level 1
Securities
Assets:
Common Stocks	$363,754,666
Short-Term Investments	8,153,372
Total Value of Securities	$371,908,038
	Nomura VIP Natural Resources Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Agricultural Products	$2,166,406	$—	$—	$2,166,406
Aluminum	1,550,331	—	—	1,550,331
Coal & Consumable Fuels	4,544,168	1,035,609	—	5,579,777
Construction & Engineering	1,277,680	—	—	1,277,680
Construction Materials	3,570,055	—	—	3,570,055
Copper	1,461,371	—	—	1,461,371
Diversified Metals & Mining	2,885,968	5,382,952	—[1]	8,268,920
Fertilizers & Agricultural Chemicals	8,191,128	—	—	8,191,128
Forest Products	3,713,783	—	—	3,713,783
Gold	10,709,955	—	—	10,709,955
Integrated Oil & Gas	3,163,659	2,103,221	—	5,266,880

	Nomura VIP Natural Resources Series
	Level 1	Level 2	Level 3	Total
Oil & Gas Equipment & Services	$3,712,654	$—	$—	$3,712,654
Oil & Gas Exploration & Production	23,312,884	—	—	23,312,884
Oil & Gas Refining & Marketing	1,097,494	—	—	1,097,494
Packaged Foods & Meats	3,553,090	—	—	3,553,090
Paper Packaging	4,694,018	—	—	4,694,018
Precious Metals & Minerals	—	1,229,925	—	1,229,925
Steel	4,937,057	—	—	4,937,057
Short-Term Investments	2,935,740	—	—	2,935,740
Total Value of Securities	$87,477,441	$9,751,707	$—	$97,229,148

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
	Nomura VIP Science and Technology Series
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Communication Services	$105,064,559	$—	$105,064,559
Consumer Discretionary	100,925,492	—	100,925,492
Healthcare	28,812,761	—	28,812,761
Industrials	49,329,228	—	49,329,228
Information Technology	684,343,397	42,405,895	726,749,292
Short-Term Investments	30,471,732	—	30,471,732
Total Value of Securities	$998,947,169	$42,405,895	$1,041,353,064
Nomura VIP Small Cap Growth Series
Level 1
Securities
Assets:
Common Stocks	$226,041,313
Short-Term Investments	3,812,122
Total Value of Securities	$229,853,435
	Nomura VIP Smid Cap Core Series
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$3,299,256	$—	$3,299,256

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
	Nomura VIP Smid Cap Core Series
	Level 1	Level 3	Total
Consumer Discretionary	$18,160,422	$—	$18,160,422
Consumer Staples	6,059,503	—	6,059,503
Energy	9,775,492	—	9,775,492
Financials	32,845,653	—	32,845,653
Healthcare	27,244,178	—[1]	27,244,178
Industrials	57,199,516	—	57,199,516
Information Technology	37,437,907	—	37,437,907
Materials	8,297,154	—	8,297,154
Real Estate	10,906,138	—	10,906,138
Utilities	4,156,467	—	4,156,467
Short-Term Investments	3,168,155	—	3,168,155
Total Value of Securities	$218,549,841	$—	$218,549,841

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
As a result of utilizing international fair value pricing at June 30, 2026, a portion of the common stock in the portfolio for Nomura VIP Asset Strategy Series, Nomura VIP Energy Series, Nomura VIP Natural Resources Series, and Nomura VIP Science and Technology Series were categorized as Level 2 and a majority of the common stock in the portfolio for Nomura VIP International Core Equity Series were categorized as Level 2.
During the six months ended June 30, 2026, Nomura VIP Asset Strategy Series, Nomura VIP Balanced Series, Nomura VIP Energy Series, Nomura VIP Growth Series, Nomura VIP High Income Series, Nomura VIP International Core Equity Series, Nomura VIP Mid Cap Growth Series, Nomura VIP Natural Resources Series, Nomura VIP Science and Technology Series, Nomura VIP Small Cap Growth Series, and Nomura VIP Smid Cap Core Series had no transfers into or out of Level 3 investments. Each Series' policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Nomura VIP Asset Strategy Series, Nomura VIP Balanced Series, Nomura VIP High Income Series, Nomura VIP Natural Resources Series, and Nomura VIP Smid Cap Core Series’ net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Nomura VIP Asset Strategy Series, Nomura VIP Balanced Series, Nomura VIP High Income Series, Nomura VIP Natural Resources Series, and Nomura VIP Smid Cap Core Series’ net assets at the end of the period. As of June 30, 2026, Nomura VIP Energy Series, Nomura VIP Growth Series, Nomura VIP International Core Equity Series, Nomura VIP Mid Cap Growth Series, Nomura VIP Science and Technology Series, and Nomura VIP Small Cap Growth Series had no Level 3 investments.
4. Tax Information
The Company is subject to US federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.

The Company's income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit) for the year ended December 31, 2025:
Tax expense/(benefit):	Current	Deferred	Total
Federal	$ —	$815,362	$815,362
State	—	1,168,943	1,168,943
Valuation allowance	—	(1,984,305)	(1,984,305)
Total tax expense/(benefit)	$ —	$ —	$ —
Components of the Company's deferred tax assets and liabilities as of December 31, 2025 are as follows:
Deferred tax assets/(liabilities):
Basis in partnerships	$731,180
Net operating loss	4,157,890
Capital loss carryover	2,439,028
Total net deferred tax asset/(liability) before valuation allowance	7,328,098
Less: valuation allowance	(7,328,098)
Net deferred tax asset/(liability)	$ —
Net operating loss carryforwards are available to offset future taxable income of the Company. The Company had cumulative net operating loss carryforwards as of its most recent tax year ending December 31, 2025, of $19,776,205. Net operating loss carryforwards from 2014–2017 expire within 20 years and net operating loss carryforwards originating in 2018 and forward do not expire. The Company had capital loss carryforward of $8,431,341 as of its most recent tax year ending December 31, 2025. This capital loss was generated in 2025 and would expire in 2030 if unused.
For the year ended December 31, 2025, the Company had determined that Kansas net operating loss represented by the deferred tax asset of $789,588 as of December 31, 2024 has no value because the Company no longer has a taxable presence in Kansas. As of December 31, 2024 the Kansas deferred tax asset had been offset by a valuation allowance. These financial statements reflect the elimination of the gross deferred tax asset and related valuation allowance. The net impact to equity is zero.
The recoverability of deferred tax assets is based upon the weight of available positive and negative evidence regarding sources of future taxable income. When assessing the recoverability of deferred tax assets, significant weight is given to the period over which the deferred tax assets can be realized and the recent history of pre-tax earnings. If the Company concludes that it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets will not be realized as stated, a valuation allowance is recognized to reduce the value of the deferred tax assets.
The difference between the statutory income tax rate, 21%, and the actual effective tax rate, as reported for the year ended December 31, 2025, are as follows:

The Company's pre-tax income, all domestic	$(35,683)
Pre-tax income/(loss) at the statutory rate	$(7,493)
Adjustments to prior year deferred taxes	822,855
State income tax expenses, net of federal benefit	—
Less: valuation allowance	(815,362)
Total income tax expense/(benefit)	$ —
The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Company’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on US tax returns filed since inception of the Company. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Tax years December 31, 2022 and later are open to examination by federal and state tax authorities under the applicable statute of limitations.

Notes to financial statements
Ivy Variable Insurance Portfolios
5. Capital Shares
Transactions in capital shares were as follows:
	Nomura VIP Asset Strategy Series		Nomura VIP Balanced Series		Nomura VIP Energy Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/26	12/31/25	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Standard Class	3,838	12,387	—	—	30,308	101,705
Service Class	1,818,827	3,536,735	373,183	619,801	5,169,410	2,590,492

Shares issued upon reinvestment of dividends and distributions:
Standard Class	599	4,353	—	—	2,678	2,206
Service Class	498,809	4,604,978	2,154,147	1,883,378	255,681	161,524
	2,322,073	8,158,453	2,527,330	2,503,179	5,458,077	2,855,927
Shares redeemed:
Standard Class	(1,384)	(3,255)	—	—	(15,673)	(62,269)
Service Class	(5,253,985)	(10,810,032)	(2,621,327)	(4,428,777)	(4,653,982)	(3,786,159)
	(5,255,369)	(10,813,287)	(2,621,327)	(4,428,777)	(4,669,655)	(3,848,428)
Net increase (decrease)	(2,933,296)	(2,654,834)	(93,997)	(1,925,598)	788,422	(992,501)
	Nomura VIP Growth Series		Nomura VIP High Income Series		Nomura VIP International Core Equity Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/26	12/31/25	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Standard Class	—	—	363,919	286,482	847,486	1,221,673
Service Class	705,571	1,352,872	8,957,505	20,206,304	228,705	310,757

Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	—	370,245	369,550	2,581,864	1,669,661
Service Class	23,956,467	12,009,033	17,338,497	18,284,820	1,543,315	830,243
	24,662,038	13,361,905	27,030,166	39,147,156	5,201,370	4,032,334
Shares redeemed:
Standard Class	—	—	(322,658)	(963,762)	(2,783,998)	(6,657,866)
Service Class	(3,689,743)	(26,450,621)	(20,114,672)	(41,986,915)	(1,036,345)	(2,191,199)
	(3,689,743)	(26,450,621)	(20,437,330)	(42,950,677)	(3,820,343)	(8,849,065)
Net increase (decrease)	20,972,295	(13,088,716)	6,592,836	(3,803,521)	1,381,027	(4,816,731)

	Nomura VIP Mid Cap Growth Series		Nomura VIP Natural Resources Series		Nomura VIP Science and Technology Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/26	12/31/25	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Standard Class	61,269	149,211	—	—	16,806	2,371,798
Service Class	2,595,935	4,205,797	3,086,574	1,609,771	995,647	1,658,548

Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	143,231	—	—	17,876	16,567
Service Class	—	11,578,890	144,687	—	4,268,780	4,005,270
	2,657,204	16,077,129	3,231,261	1,609,771	5,299,109	8,052,183
Shares redeemed:
Standard Class	(35,064)	(1,606,910)	—	—	(2,311,590)	(91,110)
Service Class	(4,094,768)	(6,951,596)	(2,716,661)	(3,659,839)	(2,534,687)	(4,313,201)
	(4,129,832)	(8,558,506)	(2,716,661)	(3,659,839)	(4,846,277)	(4,404,311)
Net increase (decrease)	(1,472,628)	7,518,623	514,600	(2,050,068)	452,832	3,647,872
	Nomura VIP Small Cap Growth Series		Nomura VIP Smid Cap Core Series
	Six months ended	Year ended	Six months ended	Year ended
	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Standard Class	5,735	37,276	—	—
Service Class	801,410	930,531	1,296,166	1,162,931

Shares issued upon reinvestment of dividends and distributions:
Standard Class	11,352	—	—	—
Service Class	1,882,477	—	706,549	663,882
	2,700,974	967,807	2,002,715	1,826,813
Shares redeemed:
Standard Class	(6,715)	(2,394,307)	—	—
Service Class	(1,611,067)	(4,096,491)	(1,403,050)	(4,282,089)
	(1,617,782)	(6,490,798)	(1,403,050)	(4,282,089)
Net increase (decrease)	1,083,192	(5,522,991)	599,665	(2,455,276)
6. Line of Credit
Each Series, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of

Notes to financial statements
Ivy Variable Insurance Portfolios
6. Line of Credit (continued)
one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
Each Series had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
7. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended June 30, 2026.
8. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2026, Nomura VIP Asset Strategy Series and Nomura VIP Balanced Series posted $609,736 and $192,979, respectively in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended June 30, 2026, Nomura VIP Asset Strategy Series and Nomura VIP Balanced Series used futures contracts to hedge each Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts —  Each Series may enter into CDS contracts in the normal course of pursuing its investment objective. Each Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Series and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended June 30, 2026, Nomura VIP Asset Strategy Series and Nomura VIP Balanced Series entered into CDS contracts as a seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2026, each Series did not enter into any CDS contracts as a purchaser of protection.
CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. Open swap contracts, if any, are disclosed on the "Consolidated schedule of investments" and "Schedules of investments." No swap contracts were outstanding at June 30, 2026.
During the six months ended June 30, 2026, Nomura VIP Asset Strategy Series and Nomura VIP Balanced Series entered into CDS contracts to gain exposure to certain securities or markets.
Fair values of derivative instruments as of June 30, 2026 were as follows:
Nomura VIP Asset Strategy Series
Asset Derivatives Fair Value
Consolidated statement of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$384,760
Nomura VIP Asset Strategy Series
Liability Derivatives Fair Value
Consolidated statement of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(73,587)

Notes to financial statements
Ivy Variable Insurance Portfolios
8. Derivatives (continued)
Nomura VIP Balanced Series
Asset Derivatives Fair Value
Statements of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$112,109
Nomura VIP Balanced Series
Liability Derivatives Fair Value
Statements of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(37,351)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Series’ “Statements of assets and liabilities.”
The effect of derivative instruments on the “Consolidated statement of operations” for the six months ended June 30, 2026 was as follows:

	Nomura VIP Asset Strategy Series Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(591,404)	$—	$(591,404)
Credit contracts	—	40,041	40,041
Total	$(591,404)	$40,041	$(551,363)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$504,608	$—	$504,608
Credit contracts	—	(12,518)	(12,518)
Total	$504,608	$(12,518)	$492,090
The effect of derivative instruments on the “Statements of operations” for the six months ended June 30, 2026 was as follows:

	Nomura VIP Balanced Series Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(182,551)	$—	$(182,551)
Credit contracts	—	2,207	2,207
Total	$(182,551)	$2,207	$(180,344)

	Net Change in Unrealized Appreciation (Depreciation) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$141,271	$—	$141,271
Credit contracts	—	(4,918)	(4,918)
Total	$141,271	$(4,918)	$136,353
The tables below summarize the average daily balance of derivative holdings by certain Series during the six months ended June 30, 2026:
	Long Derivative Volume
	Nomura VIP Asset Strategy Series	Nomura VIP Balanced Series
Futures contracts (average notional amount)	$46,591,235	$21,285,540
	Short Derivative Volume
	Nomura VIP Asset Strategy Series	Nomura VIP Balanced Series
Futures contracts (average notional amount)	$18,971,744	$10,702,984
CDS contracts (average notional amount)*	467,936	623,656
* Long represents buying protection and short represents selling protection.
9. Securities Lending
Each Series, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each

Notes to financial statements
Ivy Variable Insurance Portfolios
9. Securities Lending (continued)
Series or, at the discretion of the lending agent, replace the loaned securities. Each Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Series, the security lending agent, and the borrower. Each Series records security lending income net of allocations to the security lending agent and the borrower.
Each Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Series’ cash collateral account may be less than the amount each Series would be required to return to the borrowers of the securities and each Series would be required to make up for this shortfall.
During the six months ended June 30, 2026, each Series had no securities out on loan.
10. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A Series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Series invests will cause the NAV of each Series to fluctuate.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
Certain Series invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Certain Series may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause a Series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, a Series could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, a Series’ investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause a Series to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Certain Series invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require each Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Series may be required to rely upon another lending institution to collect and pass on to the Series' amounts payable with respect to the loan and to enforce the Series' rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.
Certain Series invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Certain Series may invest in REITs and are subject to the risks associated with that industry. If a Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2026. The Series' REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Series also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Series will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities,” if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from

Notes to financial statements
Ivy Variable Insurance Portfolios
10. Credit and Market Risks (continued)
what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Each Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Consolidated schedule of investments” and “Schedules of investments,” respectively.
11. Contractual Obligations
Each Series enters into contracts in the normal course of business that contain a variety of indemnifications. Each Series’ maximum exposure under these arrangements is unknown. However, each Series has not had prior claims or losses pursuant to these contracts. Management has reviewed each Series’ existing contracts and expects the risk of loss to be remote.
12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2026, that would require recognition or disclosure in the Series' financial statements.

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
The Manager’s Recommendation and the Board’s Considerations Regarding the Sub-Advisory Agreement at a Meeting Held on February 10-11, 2026
At a Board meeting held on February 10-11, 2026, Delaware Management Company (the “Manager”), the investment adviser for the Nomura High Income Fund, Nomura VIP High Income Series and VIP Fund for Income Series (each a “Fund” and together, the “Funds”), recommended that the Board of Trustees approve the sub-advisory agreement (the “Sub-Advisory Agreement”) between DMC and Nomura Corporate Research and Asset Management Inc, (“NCRAM”). In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about NCRAM, including its personnel, operations and financial condition. The Board reviewed a memorandum responding to requests that the Board submitted in advance that discussed (without limitation): the Sub-Advisory Agreement and the various services proposed to be rendered by NCRAM; information concerning NCRAM’s organizational structure and the experience of its investment management personnel managing fixed income strategies; and various other material items in relation to NCRAM’s personnel, organization and policies. The Board also reviewed a copy of NCRAM’s Form ADV; a copy of NCRAM’s compliance policies and procedures; and a copy of the Sub-Advisory Agreement and fee schedules.
In considering such materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.
Nature, Extent and Quality of Services. The Board considered the nature, quality, and extent of services that NCRAM was expected to provide as a sub-advisor to the Funds. The Board took into account the investment process to be employed by NCRAM in connection with the sub-advisor’s responsibilities in conjunction with the Manager in managing the Funds, and the qualifications and experience of NCRAM’s team with regard to implementing the investment mandate of the Funds. The Board considered NCRAM’s personnel, operations, and its affiliation with the Manager, including that NCRAM was affiliated with the Manager. The Board also considered the Manager’s review and recommendation process with respect to NCRAM, and the Manager’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by NCRAM to the Funds.
Investment Performance. In evaluating performance, the Board recognized that NCRAM had not yet managed the Funds. The Board then reviewed information on and considered NCRAM’s experience in managing other high income investment portfolios. The Board also considered the Manager’s representation that the Manager would continue to provide oversight and monitor NCRAM’s services.
Profitability, Economies of Scale and Fall-Out Benefits. Information about NCRAM’s profitability from its relationship with the Funds was not available because it had not begun to provide services to the Funds. The Board was provided with profitability analyses of Nomura Investment Management Business Trust, including taking into account the sub-advisory fee to be paid to NCRAM. The Trustees also noted that economies of scale are shared with each Fund and its shareholders through the Manager’s investment management fee breakpoints paid to the Manager so that as a Fund grows in size, its effective investment management fee rate declines, and they also noted that the Manager had put in place a fee waiver for the Nomura High Income Fund that was currently in effect.

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
The Manager’s Recommendation and the Board’s Considerations Regarding the Sub-Advisory Agreement at a Meeting Held on February 10-11, 2026 (continued)
The Board was also provided with information on potential fall-out benefits derived or to be derived by NCRAM in connection with its relationship to the Funds, including confirmation that NCRAM does not enter into soft dollar arrangements involving the receipt of third party research, and, therefore, does not expect to use soft dollar arrangements in the management of the Funds. The Board considered that NCRAM expects to receive the opportunity for wider distribution in the US retail market, which helps NCRAM grow and diversify its client base.
Sub-advisory Fees. The Board considered the appropriateness of the sub-advisory fees in light of the nature, extent, and quality of the sub-advisory services to be provided by NCRAM. The Board noted that the sub-advisory fees are paid by the Manager to NCRAM and are not additional fees borne by the Funds, and that the management fee paid by the Funds to the Manager would stay the same at current asset levels and are subject to breakpoints at higher asset levels. The Board concluded that the advisory fee rates under the Sub-Advisory Agreement are reasonable in relation to the services provided and that execution of the Sub-Advisory Agreement is in the best interests of the Funds’ shareholders.
The Manager's Recommendation and the Board's Considerations Regarding the Sub-Advisory Agreement at a Meeting Held on May 19-20, 2026
At a Board Meeting held on May 19-20, 2026, Delaware Management Company (the “Manager”), the investment adviser for the Nomura Diversified Income Fund, Nomura Wealth Builder Fund, Nomura Strategic Income Fund, Nomura Corporate Bond Fund, Nomura Extended Duration Bond Fund, Nomura Limited-Term Diversified Income Fund, Nomura Global Listed Real Assets Fund, Nomura VIP Investment Grade Series, Nomura VIP Limited Duration Bond Series, Nomura VIP Total Return Series, Nomura Asset Strategy Fund, Nomura Balanced Fund, Nomura Global Bond Fund, Nomura VIP Asset Strategy Series, Nomura VIP Balanced Series, Nomura VIP Corporate Bond Series and Nomura VIP Limited-Term Bond Series Delaware Management Company (each a “Fund” and together, the “Funds”), recommended that the Board of Trustees approve the appointment of Nomura Corporate Research and Asset Management Inc. (“NCRAM”) as sub-advisor to the Funds and the approval of the amendment of the existing sub-advisory agreement between DMC and NCRAM (the “Amended Sub-Advisory Agreement”) to include the Funds. In reaching the decision to approve the amendment, The Board considered and reviewed information about NCRAM, including its personnel, operations and financial condition. The Board reviewed a memorandum responding to requests that the Board submitted in advance that discussed (without limitation): the Amended Sub-Advisory Agreement and the various services proposed to be rendered by NCRAM; information concerning NCRAM’s organizational structure and the experience of its investment management personnel; and various other material items in relation to NCRAM’s personnel, organization and policies. The Board also reviewed a copy of NCRAM’s Form ADV; and a copy of the Amended Sub-Advisory Agreement and fee schedules.
In considering such materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.
Nature, Extent and Quality of Services. The Board considered the nature, quality, and extent of services that NCRAM was expected to provide as a sub-advisor to the Funds. The Board took into account the investment process to be employed by NCRAM in connection with the sub-advisor’s responsibilities in conjunction with the Manager in managing the Funds, and the qualifications and experience of NCRAM’s team with regard to implementing the investment mandate of the Funds. The Board considered NCRAM’s personnel, operations, and its affiliation with the Manager, including that NCRAM was affiliated with the Manager. The Board also considered the Manager’s review and recommendation process with respect to NCRAM, and the Manager’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by NCRAM to the Funds.
Investment Performance. In evaluating performance, the Board recognized that NCRAM had not yet managed the Funds. The Board then reviewed information on and considered NCRAM’s experience in managing other high income investment portfolios, noting that NCRAM had recently begun sub-advising several high-yield fixed income funds in the Nomura Funds complex. The Board also considered the Manager’s representation that the Manager would continue to provide oversight and monitor NCRAM’s services.
Profitability, Economies of Scale and Fall-Out Benefits. Information about NCRAM’s profitability from its relationship with the Funds was not available because it had not begun to provide services to the Funds. The Board was provided with pro forma profitability analyses of Nomura Investment Management Business Trust, including the estimated sub-advisory fee that would be paid to NCRAM.   The Trustees also noted that economies of scale are shared with each Fund and its shareholders through reduced proportionate costs for shareholders and the Manager’s investment management fee breakpoints paid to the Manager so that as a Fund grows in size, its effective investment management fee rate declines. They also noted that the Manager had put in place a fee waiver for each Fund that was currently in effect, other than for the Nomura Asset Strategy Fund which does not have a fee waiver.
The Board was also provided with information on potential fall-out benefits derived or to be derived by NCRAM in connection with its relationship to the Funds, including confirmation that NCRAM does not enter into soft dollar arrangements involving the receipt of third party research, and, therefore, does not expect to use soft dollar arrangements in the management of the Funds. The Board considered that NCRAM had recently begun sub-advising certain high-yield funds within the Nomura Funds complex and that it expects to receive the opportunity for wider distribution in the US retail market, which helps NCRAM grow and diversify its client base.
Sub-advisory Fees. The Board considered the appropriateness of the sub-advisory fees in light of the nature, extent, and quality of the sub-advisory services to be provided by NCRAM. The Board noted that the sub-advisory fees are paid by the Manager to NCRAM and are not additional fees borne by the Funds, and that the management fee paid by the Funds to the Manager would stay the same at current asset levels and are subject to breakpoints at higher asset levels. The Board concluded that the proposed advisory fee rates under the Amended Sub-Advisory Agreement are reasonable in relation to the services provided and that execution of the Amended Sub-Advisory Agreement is in the best interests of the Funds’ shareholders.

(5778168)
SA-VIP1-0826

Ivy Variable Insurance Portfolios
Nomura VIP Core Equity Series
(formerly, Macquarie VIP Core Equity Series)
Nomura VIP Corporate Bond Series
(formerly, Macquarie VIP Corporate Bond Series)
Nomura VIP Global Growth Series
(formerly, Macquarie VIP Global Growth Series)
Nomura VIP Limited-Term Bond Series
(formerly, Macquarie VIP Limited-Term Bond Series)
Nomura VIP Value Series
(formerly, Macquarie VIP Value Series)
Financial statements and other information
For the six months ended June 30, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Series’ Form N-PORT, as well as a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Series’ most recent Form N-PORT are available without charge on the Series’ website at nomuraassetmanagement.com/vip-literature.
Information (if any) regarding how each Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.

Schedules of investments
Nomura VIP Core Equity Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.78%♣
Communication Services — 8.38%
Alphabet Class A	135,035	$ 48,257,458
Meta Platforms Class A	14,195	7,995,901
Netflix †	47,889	3,419,275
		59,672,634
Consumer Discretionary — 5.26%
Amazon.com †	90,626	21,599,801
AutoZone †	3,952	12,630,355
Booking Holdings	18,163	3,237,373
		37,467,529
Consumer Staples — 2.22%
Costco Wholesale	16,902	15,811,314
		15,811,314
Energy — 1.20%
Williams	115,236	8,566,644
		8,566,644
Financials — 15.84%
Ally Financial	236,408	10,862,947
American Express	32,672	11,051,304
Aon Class A	26,734	8,867,400
Blackstone	64,004	7,531,351
Cboe Global Markets	41,795	10,142,393
CME Group	30,090	6,644,775
JPMorgan Chase & Co.	45,958	15,043,432
Mastercard Class A	28,618	14,698,205
Morgan Stanley	63,348	13,242,266
PNC Financial Services Group	60,065	14,789,204
		112,873,277
Healthcare — 7.20%
AbbVie	25,764	6,483,253
Danaher	42,123	8,023,589
Eli Lilly & Co.	5,574	6,685,623
Gilead Sciences	94,773	11,973,621
Humana	12,147	4,825,031
Thermo Fisher Scientific	15,240	7,640,726
Vertex Pharmaceuticals †	11,346	5,635,899
		51,267,742
Industrials — 17.41%
Airbus ADR	254,580	14,154,648
BAE Systems ADR	105,075	10,292,096
Carrier Global	175,101	12,843,658
Caterpillar	6,625	7,054,963
Cummins	26,444	18,860,125
Eaton	41,954	17,877,439
Ferguson Enterprises	41,749	9,908,290
Howmet Aerospace	93,163	25,047,804
Parker-Hannifin	8,138	7,959,941
		123,998,964
Information Technology — 35.38%
Advanced Micro Devices †	37,341	21,691,760
Apple	133,725	38,694,666
Applied Materials	36,087	26,090,901
Broadcom	40,892	15,446,953
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Microsoft	66,215	$ 24,699,519
NVIDIA	229,896	45,999,891
Seagate Technology Holdings	25,721	24,820,765
ServiceNow †	85,565	8,494,893
Taiwan Semiconductor Manufacturing ADR	79,034	37,744,268
Texas Instruments	28,054	8,362,056
		252,045,672
Materials — 2.02%
Crown Holdings	72,669	8,125,847
Vulcan Materials	21,300	6,283,713
		14,409,560
Utilities — 2.87%
Entergy	115,913	13,313,767
NextEra Energy	81,087	7,117,006
		20,430,773
Total Common Stocks (cost $499,653,190)		696,544,109

Short-Term Investments — 2.45%
Money Market Mutual Funds — 2.45%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	4,357,384	4,357,384
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	4,357,384	4,357,384
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	4,357,384	4,357,384
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	4,357,384	4,357,384
Total Short-Term Investments (cost $17,429,536)		17,429,536

Total Value of Securities—100.23% (cost $517,082,726)		713,973,645
Liabilities Net of Receivables and Other Assets—(0.23%)		(1,636,172)
Net Assets Applicable to 52,700,276 Shares Outstanding—100.00%		$712,337,473
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

    1

Schedules of investments
Nomura VIP Core Equity Series
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
2

Schedules of investments
Nomura VIP Corporate Bond Series
June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.00%
GNMA Series 2005-23 IO 0.00% 6/17/45 =, •	727	$ 0
Total Agency Collateralized Mortgage Obligations (cost $11)		0

Collateralized Loan Obligations — 0.62%
Benefit Street Partners CLO X Series 2016-10A A2R3 144A 5.375% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	1,200,000	1,202,223
Magnetite LI Series 2025-51A A1 144A 4.867% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	1,200,000	1,201,430
Total Collateralized Loan Obligations (cost $2,400,000)		2,403,653

Corporate Bonds — 97.55%
Automotive — 0.15%
Adient Global Holdings 144A 7.50% 2/15/33 #	550,000	567,692
		567,692
Banking — 23.81%
Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	990,000	987,220
Banco Santander
4.867% 4/15/31	1,600,000	1,591,335
7.25% 12/3/35 μ, ψ	1,800,000	1,830,492
Bank of America
5.489% 4/23/37 μ	1,650,000	1,644,090
5.518% 10/25/35 μ	2,223,000	2,234,111
6.625% 5/1/30 μ, ψ	1,095,000	1,129,453

Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	1,720,000	1,692,215
Barclays 9.625% 12/15/29 μ, ψ	2,690,000	2,986,148
BPCE 144A 6.347% 1/13/47 #, μ	1,140,000	1,120,654
Citibank 4.846% 6/18/32 μ	1,970,000	1,969,025
Citigroup
6.875% 8/15/30 μ, ψ	535,000	548,200
7.00% 8/15/34 μ, ψ	955,000	996,524

Citizens Financial Group 5.299% 1/29/36 μ	700,000	693,375
Credit Agricole 144A 5.186% 8/1/32 #, μ	1,675,000	1,683,370
Deutsche Bank
4.95% 8/4/31 μ	150,000	149,505
5.297% 5/9/31 μ	1,460,000	1,475,604
6.819% 11/20/29 μ	1,641,000	1,716,791
Goldman Sachs Group
4.369% 10/21/31 μ	730,000	714,120
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
4.972% 6/3/32 μ	2,325,000	$ 2,324,161
5.065% 1/21/37 μ	985,000	962,065
5.094% 4/20/34 μ	1,315,000	1,310,098
5.218% 4/23/31 μ	1,965,000	1,984,930
5.387% 2/2/41 μ	1,400,000	1,364,269
6.484% 10/24/29 μ	2,880,000	2,987,849

HSBC Holdings 4.711% 5/12/30 μ	6,760,000	6,732,193
JPMorgan Chase & Co.
5.193% 2/5/37 μ	6,200,000	6,100,014
6.10% 7/1/31 μ, ψ	1,995,000	2,020,865
6.254% 10/23/34 μ	1,275,000	1,365,103

Mitsubishi UFJ Financial Group 4.847% 4/21/32 μ	1,030,000	1,025,383
Morgan Stanley
4.809% 4/16/32 μ	1,880,000	1,865,780
5.296% 4/10/37 μ	1,645,000	1,637,445
5.90% 3/13/47 μ	407,000	411,600
6.407% 11/1/29 μ	2,511,000	2,599,779
6.627% 11/1/34 μ	2,535,000	2,751,947

Morgan Stanley Bank 4.788% 5/10/30 μ	1,385,000	1,386,555
National Australia Bank 144A 5.625% 6/4/37 #, μ	1,965,000	1,963,023
NatWest Markets 144A 4.893% 3/27/31 #	3,280,000	3,277,821
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	1,146,000	1,158,318
Northern Trust 5.117% 11/19/40 μ	2,590,000	2,533,222
Popular 7.25% 3/13/28	3,275,000	3,376,204
Royal Bank of Canada 6.50% 11/24/85 μ	1,190,000	1,177,748
State Street 5.094% 4/24/37 μ	979,000	970,535
UBS Group
144A 6.875% 6/5/32 #, μ, ψ	2,205,000	2,212,061
144A 9.25% 11/13/28 #, μ, ψ	2,525,000	2,718,912
Wells Fargo & Co.
4.844% 5/20/32 μ	2,135,000	2,128,240
4.96% 1/23/37 μ	834,000	814,523
6.491% 10/23/34 μ	6,121,000	6,608,983
		92,931,858
Basic Industry — 2.20%
Anglo American Capital 144A 5.25% 3/19/36 #	2,100,000	2,078,926
Ashton Woods USA 144A 6.875% 8/1/33 #	500,000	496,202
Builders FirstSource
144A 6.375% 3/1/34 #	550,000	556,685
    3

Schedules of investments
Nomura VIP Corporate Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Builders FirstSource
144A 6.75% 5/15/35 #	500,000	$ 510,410
Ecolab
5.15% 6/15/33	770,000	780,870
5.35% 6/15/36	785,000	798,836

LYB International Finance III 5.875% 1/15/36	615,000	616,914
LyondellBasell Industries 4.625% 2/26/55	1,600,000	1,221,655
Marcobre SAC 144A 5.75% 1/22/36 #	1,015,000	1,005,611
Novelis 144A 6.375% 8/15/33 #	500,000	503,959
		8,570,068
Brokerage — 2.68%
Blackstone Reg Finance 5.00% 12/6/34	1,390,000	1,368,353
Brookfield Asset Management 4.653% 11/15/30	2,025,000	1,999,198
Brookfield Finance 5.33% 1/15/36	945,000	930,093
Charles Schwab 5.493% 5/21/37 μ	1,370,000	1,389,008
Jefferies Financial Group
5.125% 4/28/31	1,305,000	1,288,582
6.20% 4/14/34	2,155,000	2,206,339

TPG Operating Group II 4.875% 5/15/31	1,300,000	1,282,940
		10,464,513
Capital Goods — 4.98%
Boeing 6.858% 5/1/54	2,865,000	3,222,295
Bombardier 144A 6.75% 6/15/33 #	500,000	518,191
Honeywell Aerospace 144A 5.732% 3/16/56 #	2,945,000	2,946,938
Howmet Aerospace 4.75% 4/15/36	1,410,000	1,372,634
Hubbell 5.15% 6/15/36	1,900,000	1,892,323
Regal Rexnord 6.40% 4/15/33	2,755,000	2,925,625
Republic Services 5.00% 7/15/36	2,690,000	2,671,550
RTX
4.625% 11/16/48	930,000	807,269
4.80% 12/15/43	1,300,000	1,186,365
6.40% 3/15/54	910,000	999,543

TransDigm 144A 6.125% 7/31/34 #	875,000	874,968
		19,417,701
Communications — 8.03%
AT&T
5.55% 11/1/45	830,000	780,426
5.70% 11/1/54	1,540,000	1,432,645
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
AT&T
6.00% 4/30/56	1,325,000	$ 1,281,428
6.30% 1/15/38	1,265,000	1,328,691
Meta Platforms
5.625% 11/15/55	2,245,000	2,035,702
6.30% 5/15/56	1,125,000	1,120,594

Orange 144A 5.00% 1/13/36 #	1,655,000	1,617,340
Rogers Communications
5.30% 2/15/34	1,575,000	1,561,852
6.875% 7/31/56 μ	965,000	976,724
SoftBank
144A 4.699% 7/9/30 #	2,760,000	2,728,610
144A 5.332% 7/9/35 #	2,190,000	2,163,933
Space Exploration Technologies
144A 5.35% 7/15/31 #	1,160,000	1,157,276
144A 5.65% 7/15/33 #	1,445,000	1,436,803
144A 5.875% 7/15/36 #	940,000	928,094

Time Warner Cable 6.55% 5/1/37	4,468,000	4,431,352
T-Mobile USA
5.50% 1/15/55	2,135,000	1,961,512
5.875% 11/15/55	1,605,000	1,564,027
Verizon Communications
5.875% 11/30/55	1,550,000	1,504,807
6.20% 5/14/56 μ	1,305,000	1,319,809
		31,331,625
Consumer Cyclical — 4.14%
Amazon.com 5.80% 3/13/56	1,905,000	1,894,177
Ford Motor Credit 6.467% 5/22/36	2,382,000	2,421,244
General Motors 6.25% 4/15/35	3,230,000	3,386,277
General Motors Financial 5.10% 9/15/31	1,370,000	1,372,953
Gildan Activewear 144A 5.40% 10/7/35 #	1,665,000	1,617,521
Hyundai Capital America 144A 4.50% 9/18/30 #	3,645,000	3,580,507
Royal Caribbean Cruises
4.75% 5/15/33	520,000	506,336
5.375% 1/15/36	1,400,000	1,390,395
		16,169,410
Consumer Non-Cyclical — 8.33%
Abbott Laboratories 4.65% 3/15/36	3,355,000	3,258,992
Amgen 5.65% 2/19/56	745,000	727,869
Cigna Group 5.25% 1/15/36	1,455,000	1,459,260
CVS Health
5.05% 3/25/48	785,000	693,804
6.75% 12/10/54 μ	1,899,000	1,979,242

Eli Lilly & Co. 5.60% 5/20/56	1,020,000	1,025,180

4

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

EMD Finance 144A 5.00% 10/15/35 #	2,005,000	$ 1,970,279
HCA 5.30% 5/15/36	1,490,000	1,480,738
JBS
3.625% 1/15/32	5,125,000	4,752,237
144A 5.625% 3/10/37 #	965,000	961,579
Medline Borrower
144A 5.00% 6/15/31 #	2,505,000	2,494,451
144A 5.25% 6/15/33 #	1,475,000	1,467,136
Merck & Co.
5.20% 5/22/36	1,170,000	1,184,957
5.85% 5/22/56	2,220,000	2,275,360

Molson Coors Beverage 5.50% 7/8/36	2,810,000	2,825,383
Novartis Capital 5.70% 3/18/56	1,640,000	1,672,372
Philip Morris International 4.875% 4/29/36	1,325,000	1,297,645
Thermo Fisher Scientific 4.55% 6/15/33	990,000	972,947
		32,499,431
Electric — 9.79%
American Electric Power 6.05% 3/15/56 μ	1,845,000	1,835,194
Capital Power US Holdings 144A 6.189% 6/1/35 #	950,000	984,956
Chpe
144A 5.10% 6/30/33 #	1,255,000	1,252,062
144A 5.35% 6/30/36 #	1,435,000	1,431,034

COX Asset Mexico 144A 7.125% 1/8/32 #	440,000	446,859
Dominion Energy
6.20% 2/15/56 μ	1,085,000	1,088,795
Series A 6.875% 2/1/55 μ	2,905,000	3,003,105

Duke Energy 3.30% 6/15/41	1,500,000	1,146,343
Duke Energy Carolinas
5.15% 6/15/36	1,500,000	1,502,110
5.75% 6/15/56	1,555,000	1,554,192
Entergy Mississippi
5.05% 4/15/36	700,000	688,482
5.80% 4/15/55	2,920,000	2,912,864

Kentucky Utilities 5.85% 8/15/55	1,935,000	1,944,412
National Grid 5.405% 6/9/36	2,375,000	2,365,771
NRG Energy
144A 4.734% 10/15/30 #	1,790,000	1,769,115
144A 5.407% 10/15/35 #	320,000	314,717
144A 6.125% 5/15/36 #	1,400,000	1,401,250
Oglethorpe Power
4.50% 4/1/47	545,000	452,818
5.25% 9/1/50	590,000	538,671

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Pacific Gas & Electric 6.00% 5/1/56	2,378,000	$ 2,276,630
PSEG Power 144A 5.20% 5/15/30 #	1,370,000	1,385,904
San Diego Gas & Electric 5.20% 3/15/36	660,000	657,121
Southwestern Public Service 5.875% 8/15/56	1,915,000	1,904,140
Talen Energy Supply
144A 6.25% 2/1/34 #	850,000	845,191
144A 6.375% 5/1/33 #	150,000	149,874

Union Electric 4.80% 3/15/36	740,000	720,230
Vistra Operations
144A 4.70% 1/31/31 #	1,080,000	1,059,919
144A 5.35% 1/31/36 #	1,855,000	1,818,751
144A 5.55% 4/30/36 #	755,000	751,575
		38,202,085
Energy — 7.14%
APA 6.75% 2/15/55	1,030,000	1,075,688
Archrock Services 144A 6.00% 2/1/34 #	500,000	497,303
Cheniere Energy Partners
144A 5.35% 11/30/36 #	2,160,000	2,149,792
144A 6.05% 11/30/56 #	740,000	748,009

Diamondback Energy 5.75% 4/18/54	2,405,000	2,339,917
Enbridge 5.55% 6/20/35	650,000	661,326
Energy Transfer
6.30% 1/15/56	2,220,000	2,228,860
6.50% 2/15/56 μ	1,405,000	1,417,486
Esentia Energy Development
144A 6.125% 7/30/33 #	710,000	708,793
144A 6.50% 7/30/38 #	745,000	732,558

Global Partners 144A 7.125% 7/1/33 #	500,000	506,226
Occidental Petroleum 7.95% 6/15/39	1,424,000	1,703,117
ONEOK
5.70% 11/1/54	744,000	691,307
6.25% 10/15/55	1,971,000	1,979,731

Rio Grande LNG 144A 5.25% 6/30/31 #	1,100,000	1,100,098
Schlumberger Investment
4.80% 5/7/33	465,000	462,610
5.15% 5/7/36	1,320,000	1,314,611

Sunoco 144A 5.875% 3/15/34 #	875,000	863,523
Valero Energy 5.15% 3/10/36	3,540,000	3,485,986
Venture Global Calcasieu Pass 144A 6.00% 5/1/36 #	750,000	758,526
    5

Schedules of investments
Nomura VIP Corporate Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Western Midstream Operating
5.50% 12/15/35	1,065,000	$ 1,054,209
5.70% 7/1/36	1,390,000	1,393,027
		27,872,703
Finance Companies — 6.52%
Aercap Funding DAC 4.875% 7/7/31	2,595,000	2,583,293
AerCap Ireland Capital DAC
4.75% 1/15/33	1,260,000	1,230,906
5.375% 12/15/31	3,960,000	4,031,392
Apollo Debt Solutions
6.70% 7/29/31	683,000	696,566
6.90% 4/13/29	735,000	754,516

Ares Capital 5.10% 1/15/31	1,635,000	1,582,310
Avolon Holdings Funding
144A 4.85% 4/1/33 #	1,580,000	1,529,894
144A 5.375% 5/30/30 #	1,530,000	1,545,842
Blackstone Private Credit Fund
5.05% 9/10/30	1,230,000	1,177,558
5.35% 3/12/31	970,000	933,036
5.60% 11/22/29	535,000	528,013

Blackstone Secured Lending Fund 5.90% 5/21/31	1,560,000	1,537,432
Blue Owl Credit Income 6.60% 9/15/29	1,705,000	1,716,730
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	2,325,000	2,287,820
Sumisho Air Lease
4.125% 12/15/26 μ, ψ	1,806,000	1,769,420
144A 4.85% 3/24/31 #	1,045,000	1,034,369
144A 5.50% 3/24/36 #	505,000	503,290
		25,442,387
Financial Services — 0.59%
Jane Street Group 144A 6.125% 11/1/32 #	500,000	500,336
OneMain Finance
6.125% 5/15/30	550,000	550,401
6.75% 3/15/32	200,000	200,731

Rocket 144A 6.50% 6/15/34 #	550,000	564,811
SLM 6.495% 5/15/32 μ	500,000	500,046
		2,316,325
Healthcare — 0.14%
AMN Healthcare 144A 6.50% 1/15/31 #	550,000	553,666
		553,666
Insurance — 4.55%
Allianz 144A 6.50% 10/30/34 #, μ, ψ	1,400,000	1,406,944
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Athene Holding 6.875% 6/28/55 μ	935,000	$ 898,241
Corebridge Global Funding 144A 4.55% 1/9/31 #	2,080,000	2,046,924
Elevance Health 5.70% 2/15/55	2,942,000	2,861,787
Equitable America Global Funding 144A 4.70% 9/15/32 #	1,875,000	1,838,380
FWD Group Holdings 144A 5.252% 9/22/30 #	995,000	992,464
Nippon Life Insurance 144A 5.046% 4/2/33 #	1,275,000	1,278,640
Teachers Insurance & Annuity Association of America
144A 6.05% 6/15/56 #	341,000	344,354
144A 6.85% 12/16/39 #	1,034,000	1,145,083

UnitedHealth Group 5.625% 7/15/54	1,330,000	1,301,468
Western-Southern Global Funding 144A 4.90% 5/1/30 #	2,295,000	2,300,274
Willis North America 4.55% 3/15/31	1,375,000	1,350,748
		17,765,307
Materials — 0.25%
OCP 144A 6.70% 3/1/36 #	930,000	972,190
		972,190
Media — 0.35%
CCO Holdings
144A 6.375% 9/1/29 #	525,000	524,767
144A 7.00% 2/1/33 #	94,000	92,262

Versant Media Group 144A 7.25% 1/30/31 #	706,000	730,848
		1,347,877
Natural Gas — 1.27%
NiSource 5.85% 4/1/55	895,000	888,118
Sempra 5.25% 3/15/36	2,110,000	2,083,070
Spire 6.45% 6/1/56 μ	1,968,000	1,981,969
		4,953,157
Real Estate Investment Trusts — 2.21%
Camden Property Trust 4.90% 2/28/36	2,820,000	2,753,618
Extra Space Storage 4.90% 2/1/32	2,890,000	2,879,836
FIBRA Prologis 144A 5.50% 11/26/35 #	1,015,000	986,326
Iron Mountain 144A 6.25% 1/15/35 #	1,250,000	1,256,435
Regency Centers 4.50% 3/15/33	775,000	754,375
		8,630,590

6

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Retail — 0.15%
Albertsons 144A 5.75% 3/31/34 #	625,000	$ 595,997
		595,997
Services — 1.17%
United Rentals North America 144A 6.125% 3/15/34 #	4,465,000	4,583,022
		4,583,022
Technology — 7.04%
Beacon Point 144A 6.129% 11/30/42 #	650,000	655,844
CoStar Group 144A 2.80% 7/15/30 #	2,431,000	2,187,915
Dell International
4.75% 7/15/31	1,310,000	1,302,400
5.25% 2/15/37	2,120,000	2,087,845
Foundry JV Holdco
144A 6.10% 1/25/36 #	1,835,000	1,936,555
144A 6.15% 1/25/32 #	710,000	745,230

Leidos 5.40% 3/15/32	5,060,000	5,126,909
NVIDIA
4.50% 6/15/31	1,355,000	1,350,500
5.55% 6/15/46	1,560,000	1,549,337
5.625% 6/15/56	2,935,000	2,915,387
Oracle
4.70% 9/27/34	2,805,000	2,571,199
5.70% 2/4/36	1,675,000	1,622,751
5.875% 9/26/45	1,685,000	1,475,971
6.00% 8/3/55	530,000	451,607
6.70% 2/4/56	480,000	452,060

QTS Fayetteville I Dc1-2 144A 5.70% 4/15/36 #	1,095,000	1,041,517
		27,473,027
Technology & Electronics — 0.27%
Sensata Technologies 144A 3.75% 2/15/31 #	1,115,000	1,043,256
		1,043,256
Telecommunications — 0.19%
Meridian Arc Holdco 144A 6.25% 4/30/31 #	750,000	752,171
		752,171
Transportation — 1.60%
ERAC USA Finance 144A 5.25% 4/30/36 #	2,130,000	2,126,009
FedEx 3.25% 5/15/41	1,955,000	1,534,595
Fedex Freight Holding
144A 4.95% 3/15/33 #	1,475,000	1,445,651
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Fedex Freight Holding
144A 5.25% 3/15/36 #	1,150,000	$ 1,120,536
		6,226,791
Total Corporate Bonds (cost $382,346,786)		380,682,849

Government Agency Obligation — 0.50%
DAE Funding 144A 4.95% 1/15/33 #	2,005,000	1,938,470
Total Government Agency Obligation (cost $1,984,398)		1,938,470
	Number of shares
Common Stock — 0.02%♣
Financials — 0.02%
MNSN Holdings =, †	1,168	92,467
Total Common Stock (cost $8,760)		92,467

Preferred Stock — 0.16%♣
Financials — 0.16%
SVB Financial Trust 11/7/32 †	1,331	612,260
Total Preferred Stock (cost $597,005)		612,260

Short-Term Investments — 1.57%
Money Market Mutual Funds — 1.57%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	1,535,843	1,535,843
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,535,844	1,535,844
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,535,844	1,535,844
    7

Schedules of investments
Nomura VIP Corporate Bond Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	1,535,844	$ 1,535,844
Total Short-Term Investments (cost $6,143,375)		6,143,375

Total Value of Securities—100.42% (cost $393,480,335)		391,873,074
Liabilities Net of Receivables and Other Assets—(0.42%)		(1,635,288)
Net Assets Applicable to 87,030,823 Shares Outstanding—100.00%		$390,237,786
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $116,697,265, which represents 29.90% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
ψ	Perpetual security. Maturity date represents next call date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

8

The following futures contracts were outstanding at June 30, 2026:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 10 yr Notes
160	$17,582,500	$17,530,184	9/21/26	$52,316	$—	$(47,499)
US Treasury Long Bonds
217	24,629,500	24,257,317	9/21/26	372,183	—	(142,406)
US Treasury Ultra Bonds
80	9,292,500	9,195,589	9/21/26	96,911	—	(60,000)
		50,983,090		521,410	—	(249,905)
Short Contracts:
US Treasury 5 yr Notes
(209)	(22,372,798)	(22,294,743)	9/30/26	—	(78,055)	39,187
US Treasury 10 yr Ultra Notes
(539)	(60,620,656)	(59,958,041)	9/21/26	—	(662,615)	210,550
		(82,252,784)		—	(740,670)	249,737
Total Futures Contracts		$(31,269,694)		$521,410	$(740,670)	$(168)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 7 in “Notes to financial statements.”
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
LNG – Liquefied Natural Gas
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.
    9

Schedules of investments
Nomura VIP Global Growth Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.83%Δ
Canada — 2.30%
Alimentation Couche-Tard	60,218	$ 3,838,327
		3,838,327
Denmark — 2.18%
Ascendis Pharma †	13,664	3,644,462
		3,644,462
Finland — 1.63%
Amer Sports †	80,255	2,715,829
		2,715,829
France — 2.68%
Airbus	12,515	2,784,486
EssilorLuxottica	8,995	1,689,006
		4,473,492
Germany — 1.88%
Fresenius & Co.	34,872	1,593,178
SAP	9,997	1,541,020
		3,134,198
India — 2.94%
Bharti Airtel	115,994	2,272,235
NTPC	701,014	2,642,936
		4,915,171
Japan — 2.48%
Hoya	13,800	2,225,959
SMC	4,300	1,922,471
		4,148,430
Mexico — 1.74%
Cemex ADR	242,659	2,911,908
		2,911,908
Netherlands — 2.06%
ING Groep	108,871	3,435,241
		3,435,241
Norway — 0.74%
Orkla	117,593	1,236,332
		1,236,332
Singapore — 0.97%
Sea ADR †	16,937	1,623,073
		1,623,073
South Korea — 2.63%
SK hynix	2,491	4,395,575
		4,395,575
Spain — 2.15%
Banco Bilbao Vizcaya Argentaria	142,670	3,591,975
		3,591,975
	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan — 5.90%
Taiwan Semiconductor Manufacturing	125,000	$ 9,861,285
		9,861,285
United Kingdom — 3.13%
BAE Systems	99,469	2,437,650
Barclays	416,412	2,790,377
		5,228,027
United States — 63.42%
AbbVie	10,058	2,530,995
Alphabet Class A	13,022	4,653,672
Amazon.com †	15,429	3,677,348
Aon Class A	7,438	2,467,110
Apple	19,272	5,576,546
BJ's Wholesale Club Holdings †	27,870	2,430,822
Broadcom	6,958	2,628,385
Capital One Financial	10,595	2,125,569
Carrier Global	35,712	2,619,475
Casey's General Stores	3,136	2,492,462
Chipotle Mexican Grill †	25,421	864,314
ConocoPhillips	11,648	1,210,926
Eli Lilly & Co.	3,736	4,481,071
Hilton Worldwide Holdings	8,783	2,902,430
Home Depot	6,890	2,429,965
Howmet Aerospace	13,538	3,639,827
Ingersoll Rand	23,478	1,924,961
Intercontinental Exchange	12,673	1,560,173
KLA	17,813	5,374,360
Mastercard Class A	5,282	2,712,835
Meta Platforms Class A	3,473	1,956,306
Microsoft	10,765	4,015,560
Morgan Stanley	15,829	3,308,894
Netflix †	19,038	1,359,313
NVIDIA	49,529	9,910,258
PNC Financial Services Group	13,539	3,333,573
Saia †	6,967	2,934,222
Salesforce	9,450	1,480,437
Schneider Electric	7,579	2,480,044
Seagate Technology Holdings	3,158	3,047,470
Sherwin-Williams	6,520	2,244,966
SLB	35,764	1,662,668
Spotify Technology †	5,505	2,527,511
Sunbelt Rentals Holdings	29,585	2,213,254
Texas Instruments	8,618	2,568,767
Texas Roadhouse	6,458	1,247,879
Vulcan Materials	4,629	1,365,601
		105,959,969
Total Common Stocks (cost $118,593,368)		165,113,294

    10

	Number of shares	Value (US $)

Short-Term Investments — 0.87%
Money Market Mutual Funds — 0.87%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	361,735	$ 361,735
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	361,735	361,735
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	361,736	361,736
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	361,735	361,735
Total Short-Term Investments (cost $1,446,941)		1,446,941

Total Value of Securities—99.70% (cost $120,040,309)		166,560,235
Receivables and Other Assets Net of Liabilities — 0.30%		508,075
Net Assets Applicable to 43,945,499 Shares Outstanding — 100.00%		$167,068,310
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
Summary of abbreviations:
ADR - American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
    11

Schedules of investments
Nomura VIP Limited-Term Bond Series
June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.15%
Freddie Mac REMICs Series 4505 PE 2.50% 5/15/44	95,946	$ 92,928
GNMA Series 2012-39 PA 2.00% 3/16/42	114,814	107,027
Total Agency Collateralized Mortgage Obligations (cost $211,460)		199,955

Agency Mortgage-Backed Securities — 6.72%
Fannie Mae S.F. 30 yr
5.50% 12/1/52	761,664	771,543
5.50% 11/1/53	40,515	40,723
5.50% 5/1/54	29,730	29,891
5.50% 2/1/55	400,070	401,756
5.50% 3/1/55	323,762	324,989
5.50% 9/1/55	360,239	361,604
6.00% 8/1/54	1,007,085	1,030,364
6.00% 12/1/54	1,197,856	1,225,545
6.00% 9/1/55	238,777	244,297
6.50% 3/1/55	1,030,791	1,066,665
7.00% 2/1/55	256,984	271,385
Freddie Mac S.F. 30 yr
5.50% 3/1/55	730,093	732,985
5.50% 4/1/55	29,555	29,697
6.50% 8/1/54	231,724	239,788
GNMA II S.F. 30 yr
5.50% 2/20/55	888,551	893,684
6.00% 3/20/55	617,813	632,305
6.50% 4/20/55	359,192	372,228
Total Agency Mortgage-Backed Securities (cost $8,611,984)		8,669,449

Collateralized Loan Obligations — 5.32%
AGL CLO 17 Series 2022-17A AR 144A 4.622% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	300,000	299,856
Bain Capital Credit CLO Series 2021-7A A1R 144A 4.644% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	400,000	400,140
Canyon Capital CLO Series 2019-2A AR2 144A 4.683% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	150,000	149,960
Canyon CLO Series 2020-2A AR2 144A 4.703% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	250,000	250,025
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
KKR CLO 41 Series 2022-41A A1 144A 5.003% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	2,000,000	$ 2,000,358
Magnetite LI Series 2025-51A A1 144A 4.867% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	750,000	750,894
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 4.63% (TSFR03M + 0.95%, Floor 0.95%) 7/16/36 #, •	500,000	499,326
Octagon Investment Partners 51 Series 2021-1A AR 144A 4.665% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	500,000	499,864
Regatta XIX Funding Series 2022-1A A1R 144A 4.915% (TSFR03M + 1.24%, Floor 1.24%) 10/20/38 #, •	2,000,000	2,002,400
Total Collateralized Loan Obligations (cost $6,850,000)		6,852,823

Corporate Bonds — 22.44%
Banking — 4.35%
Banco Santander 4.867% 4/15/31	200,000	198,917
Bank of America
4.456% 2/6/32 μ	205,000	201,439
6.25% 7/26/30 μ, ψ	85,000	86,068
6.625% 5/1/30 μ, ψ	115,000	118,618
Citibank
4.846% 6/18/32 μ	250,000	249,876
5.488% 12/4/26	250,000	251,130

Credit Agricole 144A 5.186% 8/1/32 #, μ	250,000	251,249
Deutsche Bank
6.819% 11/20/29 μ	286,000	299,209
7.146% 7/13/27 μ	245,000	245,202

Goldman Sachs Bank USA 4.656% 6/3/29 μ	200,000	200,155
Goldman Sachs Group
1.542% 9/10/27 μ	750,000	745,831
4.369% 10/21/31 μ	85,000	83,151

HSBC Holdings 4.711% 5/12/30 μ	200,000	199,177
JPMorgan Chase & Co.
4.622% 4/23/32 μ	195,000	192,793
5.103% 4/22/31 μ	200,000	202,294
5.571% 4/22/28 μ	195,000	196,653
    12

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
6.10% 7/1/31 μ, ψ	195,000	$ 197,528

Mitsubishi UFJ Financial Group 4.847% 4/21/32 μ	200,000	199,103
Morgan Stanley
4.809% 4/16/32 μ	190,000	188,563
6.407% 11/1/29 μ	73,000	75,581

Morgan Stanley Bank 5.504% 5/26/28 μ	250,000	252,125
PNC Bank 4.429% 7/21/28 μ	210,000	209,680
PNC Financial Services Group 5.30% 1/21/28 μ	235,000	236,016
Popular 7.25% 3/13/28	155,000	159,790
UBS Group 144A 7.00% 2/10/30 #, μ, ψ	200,000	204,182
US Bancorp 6.787% 10/26/27 μ	165,000	166,220
		5,610,550
Basic Industry — 1.70%
Anglo American Capital 144A 4.625% 3/19/31 #	580,000	571,907
Ecolab 4.80% 6/15/31	1,610,000	1,617,677
		2,189,584
Brokerage — 0.37%
Brookfield Asset Management 4.653% 11/15/30	220,000	217,197
Jefferies Financial Group 5.125% 4/28/31	130,000	128,364
TPG Operating Group II 4.875% 5/15/31	130,000	128,294
		473,855
Capital Goods — 1.77%
Boeing
6.259% 5/1/27	135,000	136,815
6.388% 5/1/31	55,000	58,455

Cyprium 144A 6.125% 4/15/31 #	334,000	334,820
Honeywell Aerospace 144A 4.00% 3/16/29 #	985,000	971,705
Hubbell 4.65% 6/15/31	620,000	617,685
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	160,000	163,657
		2,283,137
Communications — 2.17%
American Tower 5.20% 2/15/29	145,000	146,922
Meta Platforms 4.55% 5/15/31	1,300,000	1,293,372
Sitios Latinoamerica 144A 6.00% 11/25/29 #	330,000	337,115
SoftBank 144A 4.699% 7/9/30 #	280,000	276,815
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Space Exploration Technologies 144A 5.35% 7/15/31 #	745,000	$ 743,251
		2,797,475
Consumer Cyclical — 1.70%
Amazon.com 4.25% 3/13/31	595,000	586,047
Ford Motor Credit 6.798% 11/7/28	200,000	206,525
General Motors Financial
2.35% 2/26/27	210,000	207,201
4.20% 10/27/28	465,000	460,056
5.10% 9/15/31	145,000	145,313

Gildan Activewear 144A 4.70% 10/7/30 #	255,000	250,311
Hyundai Capital Services 144A 5.25% 1/22/28 #	330,000	332,687
		2,188,140
Consumer Non-Cyclical — 3.62%
Abbott Laboratories 4.00% 3/15/31	1,940,000	1,891,054
AbbVie 4.80% 3/15/29	345,000	347,742
Bunge Limited Finance 4.20% 9/17/29	395,000	390,377
Gilead Sciences 4.60% 5/20/31	165,000	164,514
HCA 4.70% 5/15/31	655,000	649,099
Medline Borrower 144A 5.00% 6/15/31 #	245,000	243,968
Merck & Co.
3.85% 3/15/29	100,000	98,795
4.15% 3/15/31	265,000	260,050
Novartis Capital
4.10% 3/16/29	405,000	401,908
4.40% 3/18/31	130,000	129,079

Pfizer 4.20% 11/15/30	90,000	88,864
		4,665,450
Electric — 0.32%
Black Hills 4.55% 1/31/31	120,000	118,229
NRG Energy 144A 4.734% 10/15/30 #	195,000	192,725
Vistra Operations 144A 4.70% 1/31/31 #	105,000	103,048
		414,002
Energy — 1.94%
Energy Transfer
5.55% 2/15/28	655,000	663,958
6.50% 2/15/56 μ	275,000	277,444

Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	351,510	343,636
Noble Finance II 144A 8.00% 4/15/30 #	245,000	253,973
    13

Schedules of investments
Nomura VIP Limited-Term Bond Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Rio Grande LNG 144A 5.25% 6/30/31 #	105,000	$ 105,009
Schlumberger Investment 4.55% 5/7/31	765,000	760,917
USA Compression Partners 144A 7.125% 3/15/29 #	95,000	97,356
		2,502,293
Finance Companies — 1.47%
Aercap Funding DAC 4.875% 7/7/31	255,000	253,850
AerCap Ireland Capital DAC 5.10% 1/19/29	325,000	328,099
Apollo Debt Solutions 6.70% 7/29/31	320,000	326,356
Avolon Holdings Funding 144A 4.95% 1/15/28 #	135,000	135,347
Blackstone Private Credit Fund
5.05% 9/10/30	120,000	114,884
5.35% 3/12/31	95,000	91,380
5.60% 11/22/29	115,000	113,498

Blue Owl Credit Income 6.60% 9/15/29	431,000	433,965
Sumisho Air Lease 144A 4.85% 3/24/31 #	105,000	103,932
		1,901,311
Insurance — 0.50%
Howden UK Refinance 144A 7.25% 2/15/31 #	331,000	320,881
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	325,000	328,465
		649,346
Leisure — 0.50%
Caesars Entertainment 144A 7.00% 2/15/30 #	320,000	322,031
MGM Resorts International 6.125% 9/15/29	316,000	319,289
		641,320
Media — 0.38%
CCO Holdings 144A 6.375% 9/1/29 #	148,000	147,934
Stagwell Global 144A 5.625% 8/15/29 #	354,000	341,695
		489,629
Natural Gas — 0.08%
Spire 4.60% 9/1/31	100,000	98,540
		98,540
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Retail — 0.23%
Victra Holdings 144A 8.75% 9/15/29 #	291,000	$ 300,356
		300,356
Technology — 0.51%
Dell International 4.75% 7/15/31	130,000	129,246
NVIDIA 4.50% 6/15/31	130,000	129,568
Oracle 4.95% 2/4/31	410,000	401,485
		660,299
Telecommunications — 0.33%
Iliad Holding 144A 8.50% 4/15/31 #	400,000	424,010
		424,010
Transportation — 0.50%
ERAC USA Finance 144A 4.50% 10/30/29 #	645,000	640,720
		640,720
Total Corporate Bonds (cost $29,027,906)		28,930,017

Government Agency Obligation — 0.16%
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	200,000	200,158
Total Government Agency Obligation (cost $199,118)		200,158

Non-Agency Asset-Backed Securities — 8.21%
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	800,000	774,697
Enterprise Fleet Financing Series 2023-3 A2 144A 6.40% 3/20/30 #	361,178	363,542
Ford Credit Auto Owner Trust
Series 2023-C A3 5.53% 9/15/28	836,917	841,660
Series 2024-B A3 5.10% 4/15/29	946,320	951,595

GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	1,005,564
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	500,000	500,680
Mercedes-Benz Auto Lease Trust Series 2026-A A2A 3.83% 7/17/28	200,000	199,241

14

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 4.493% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	1,300,000	$ 1,304,029
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,004,169
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	1,200,000	1,210,773
Series 2025-4 D 4.95% 1/15/32	250,000	248,745
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	100,595	100,897
Series 2024-B A3 5.33% 1/16/29	498,643	501,847

Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	1,000,000	1,008,467
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	565,496	567,952
Total Non-Agency Asset-Backed Securities (cost $10,542,795)		10,583,858

Non-Agency Collateralized Mortgage Obligations — 4.20%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, φ	827,897	828,809
Connecticut Avenue Securities Trust
Series 2025-R01 1M2 144A 5.128% (SOFR + 1.50%) 1/25/45 #, •	230,000	230,145
Series 2025-R02 1M2 144A 5.228% (SOFR + 1.60%) 2/25/45 #, •	680,000	682,339
Series 2025-R03 2M1 144A 5.228% (SOFR + 1.60%) 3/25/45 #, •	107,341	107,455
Series 2025-R05 2M2 144A 5.228% (SOFR + 1.60%) 7/25/45 #, •	140,000	140,344
Series 2026-R01 2M2 144A 4.978% (SOFR + 1.35%) 1/25/46 #, •	430,000	428,883
Series 2026-R02 1M2 144A 5.128% (SOFR + 1.50%) 2/25/46 #, •	220,000	220,926
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2025-DNA1 M2 144A 4.978% (SOFR + 1.35%) 1/25/45 #, •	540,000	$ 539,672
Series 2025-DNA2 M1 144A 4.828% (SOFR + 1.20%) 5/25/45 #, •	10,862	10,865
Series 2025-DNA3 M2 144A 5.128% (SOFR + 1.50%) 9/25/45 #, •	140,000	140,468
Series 2026-DNA2 M2 144A 5.228% (SOFR + 1.60%) 3/25/46 #, •	195,000	195,458

OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	932,640	933,492
Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.928% (SOFR + 1.30%) 2/25/46 #, •	180,000	179,891
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	776,579	776,747
Total Non-Agency Collateralized Mortgage Obligations (cost $5,410,829)		5,415,494

Non-Agency Commercial Mortgage-Backed Securities — 0.66%
FREMF Mortgage Trust
Series 2019-KF61 B 144A 5.906% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	225,845	217,387
Series 2019-KF70 B 144A 6.006% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	269,906	266,949
Series 2020-KF74 B 144A 5.856% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	167,034	166,303
Series 2020-KF75 B 144A 5.956% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	207,758	195,044
Total Non-Agency Commercial Mortgage-Backed Securities (cost $867,529)		845,683

Sovereign Bond — 0.26%
Poland — 0.26%
Republic of Poland Government International Bond 4.875% 2/12/30	330,000	333,942
Total Sovereign Bond (cost $328,705)		333,942

    15

Schedules of investments
Nomura VIP Limited-Term Bond Series
	Principal amount°	Value (US $)

US Treasury Obligations — 50.23%
US Treasury Floating Rate Notes
3.875% (USBMMY3M + 0.10%) 1/31/28 •	7,695,000	$ 7,697,058
3.879% (USBMMY3M + 0.10%) 4/30/28 •	7,220,000	7,220,225
US Treasury Notes
3.375% 11/30/27	6,810,000	6,737,378
3.875% 4/15/29	31,390,000	31,155,802
3.875% 5/15/29	4,220,000	4,187,855
4.125% 5/31/31	7,780,000	7,752,649
Total US Treasury Obligations (cost $65,043,898)		64,750,967
	Number of shares
Short-Term Investments — 0.02%
Money Market Mutual Funds — 0.02%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	7,457	7,457
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	7,457	7,457
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	7,457	7,457
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	7,457	7,457
Total Short-Term Investments (cost $29,828)		29,828

Total Value of Securities—98.37% (cost $127,124,052)		126,812,174
Receivables and Other Assets Net of Liabilities—1.63%		2,105,349
Net Assets Applicable to 28,424,946 Shares Outstanding—100.00%		$128,917,523

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $27,677,576, which represents 21.47% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at June 30, 2026 through maturity date.

16

The following futures contracts were outstanding at June 30, 2026:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
146	$30,095,391	$30,095,737	9/30/26	$(346)	$(17,110)
Short Contracts:
US Treasury 5 yr Notes
(144)	(15,414,751)	(15,366,389)	9/30/26	(48,362)	20,390
US Treasury 10 yr Notes
(12)	(1,318,688)	(1,307,970)	9/21/26	(10,718)	3,563
US Treasury Long Bonds
(13)	(1,475,500)	(1,453,123)	9/21/26	(22,377)	8,531
		(18,127,482)		(81,457)	32,484
Total Futures Contracts		$11,968,255		$(81,803)	$15,374
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 7 in “Notes to financial statements.”
Summary of abbreviations:
AD – Akcionarsko Drustvo
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
LNG – Liquefied Natural Gas
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.
    17

Schedules of investments
Nomura VIP Value Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.97%♣
Communication Services — 3.19%
Alphabet Class A	12,383	$ 4,425,313
		4,425,313
Consumer Discretionary — 9.95%
Amazon.com †	19,624	4,677,184
Lowe's	17,093	3,768,835
McDonald's	9,700	2,622,007
NIKE Class B	66,192	2,717,182
		13,785,208
Consumer Staples — 5.49%
PepsiCo	25,647	3,472,604
Procter & Gamble	28,178	4,132,022
		7,604,626
Energy — 5.46%
Chevron	22,524	3,733,578
Exxon Mobil	28,011	3,829,664
		7,563,242
Financials — 18.60%
Bank of America	76,945	4,384,326
Blackstone	13,300	1,565,011
Charles Schwab	42,423	3,914,370
Intercontinental Exchange	26,019	3,203,199
Marsh & McLennan	22,936	3,822,743
Progressive	20,098	4,390,408
Wells Fargo & Co.	54,378	4,493,798
		25,773,855
Healthcare — 10.64%
Abbott Laboratories	25,300	2,295,722
Cigna Group	7,086	1,953,469
Johnson & Johnson	9,208	2,338,556
Stryker	7,600	2,392,784
Thermo Fisher Scientific	8,134	4,078,062
Zoetis	23,597	1,695,680
		14,754,273
Industrials — 15.17%
Carrier Global	68,816	5,047,654
CSX	88,089	4,186,870
Dover	18,787	4,213,548
Jacobs Solutions	30,936	3,897,936
Northrop Grumman	7,223	3,678,746
		21,024,754
Information Technology — 18.23%
Analog Devices	7,241	2,875,908
CDW	25,160	3,538,502
Cisco Systems	35,102	4,123,081
Microsoft	14,900	5,557,998
Qnity Electronics	13,201	2,155,855
QUALCOMM	14,100	2,605,539
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Teledyne Technologies †	6,613	$ 4,410,210
		25,267,093
Materials — 6.10%
DuPont de Nemours	28,945	3,926,096
PPG Industries	37,293	4,523,268
		8,449,364
Real Estate — 3.00%
Prologis	30,661	4,153,646
		4,153,646
Utilities — 3.14%
Duke Energy	34,352	4,348,276
		4,348,276
Total Common Stocks (cost $126,385,311)		137,149,650

Short-Term Investments — 1.18%
Money Market Mutual Funds — 1.18%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	409,806	409,806
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	409,808	409,808
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	409,808	409,808
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	409,808	409,808
Total Short-Term Investments (cost $1,639,230)		1,639,230

Total Value of Securities—100.15% (cost $128,024,541)		138,788,880
Liabilities Net of Receivables and Other Assets—(0.15%)		(204,780)
Net Assets Applicable to 29,951,197 Shares Outstanding—100.00%		$138,584,100

    18

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.
    19

Statements of assets and liabilities
Ivy Variable Insurance Portfolios
June 30, 2026 (Unaudited)
	Nomura VIP Core Equity Series	Nomura VIP Corporate Bond Series	Nomura VIP Global Growth Series	Nomura VIP Limited-Term Bond Series	Nomura VIP Value Series
Assets:
Investments, at value*	$713,973,645	$391,873,074	$166,560,235	$126,812,174	$138,788,880
Foreign currencies, at valueΔ	—	—	103,964	—	—
Cash	—	83,883	—	1,424,962	—
Cash collateral due from broker on futures contracts	—	716,117	—	296,934	—
Receivable for securities sold	2,042,919	—	117,618	—	—
Dividends and interest receivable	184,809	4,756,574	96,191	926,730	44,588
Receivable for series shares sold	24,840	21,949	8,829	40,570	16
Foreign tax reclaims receivable	22,527	—	494,292	—	—
Prepaid expenses	3,482	2,048	904	369	437
Variation margin due from broker on futures contracts	—	—	—	15,374	—
Other assets	—	401	—	—	—
Total Assets	716,252,222	397,454,046	167,382,033	129,517,113	138,833,921
Liabilities:
Due to custodian	—	—	759	—	—
Payable for securities purchased	2,741,970	6,592,114	—	358,830	—
Payable for series shares redeemed	486,335	252,891	71,172	85,671	48,670
Investment management fees payable to affiliates	373,040	144,596	92,886	39,835	71,479
Distribution fees payable to affiliates	144,236	80,825	34,003	26,689	29,738
Trustees' fees payable to non-affiliates	63,885	45,856	48,829	14,086	33,524
Accounting and administration expenses payable to non-affiliates	48,970	42,682	27,077	33,501	34,587
Other accrued expenses	25,369	30,728	9,335	18,045	11,958
Audit and tax fees payable	14,516	20,630	15,587	20,888	15,101
Custody fees payable	7,941	527	11,831	74	2,533
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,308	2,527	1,008	844	976
Accounting and administration expenses payable to affiliates	2,944	1,863	941	841	921
Legal fees payable to affiliates	1,235	853	295	286	334
Variation margin due to broker on futures contracts	—	168	—	—	—
Total Liabilities	3,914,749	7,216,260	313,723	599,590	249,821
Total Net Assets	$712,337,473	$390,237,786	$167,068,310	$128,917,523	$138,584,100

Net Assets Consist of:
Paid-in capital	$454,319,357	$473,277,017	$110,522,233	$142,928,216	$119,985,996
Total distributable earnings (loss)	258,018,116	(83,039,231)	56,546,077	(14,010,693)	18,598,104
Total Net Assets	$712,337,473	$390,237,786	$167,068,310	$128,917,523	$138,584,100

    20

	Nomura VIP Core Equity Series	Nomura VIP Corporate Bond Series	Nomura VIP Global Growth Series	Nomura VIP Limited-Term Bond Series	Nomura VIP Value Series
Net Asset Value

Service Class:
Net assets	$712,337,473	$390,237,786	$167,068,310	$128,917,523	$138,584,100
Shares of beneficial interest outstanding, unlimited authorization, no par	52,700,276	87,030,823	43,945,499	28,424,946	29,951,197
Net asset value per share	$13.52	$4.48	$3.80	$4.54	$4.63
*Investments, at cost	$517,082,726	$393,480,335	$120,040,309	$127,124,052	$128,024,541
ΔForeign currencies, at cost	—	—	104,054	—	—
See accompanying notes, which are an integral part of the financial statements.
    21

Statements of operations
Ivy Variable Insurance Portfolios
Six months ended June 30, 2026 (Unaudited)
	Nomura VIP Core Equity Series	Nomura VIP Corporate Bond Series	Nomura VIP Global Growth Series	Nomura VIP Limited-Term Bond Series	Nomura VIP Value Series
Investment Income:
Dividends	$4,419,964	$179,490	$1,124,615	$29	$1,492,299
Interest	—	10,518,872	—	2,706,241	—
Foreign tax withheld	(66,952)	—	(109,648)	—	—
	4,353,012	10,698,362	1,014,967	2,706,270	1,492,299

Expenses:
Management fees	2,403,615	931,867	682,284	326,845	535,639
Distribution expenses — Service Class	858,434	490,456	200,672	163,423	191,300
Accounting and administration expenses	67,155	53,826	40,016	39,037	40,365
Legal fees	27,531	19,593	6,926	6,852	7,951
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	27,268	16,989	6,449	5,691	6,589
Audit and tax fees	24,433	32,163	29,635	31,259	22,944
Trustees’ fees	21,693	14,883	7,380	4,901	6,847
Reports and statements to shareholders expenses	5,979	5,698	5,076	5,147	5,097
Custodian fees	5,346	4,353	25,695	2,070	1,400
Other	10,148	16,409	6,757	12,784	3,611
	3,451,602	1,586,237	1,010,890	598,009	821,743
Less expenses waived	(189,550)	(56,012)	(175,378)	(79,750)	(71,846)
Less expenses paid indirectly	(3)	(3)	(2)	(1,845)	(3)
Total operating expenses	3,262,049	1,530,222	835,510	516,414	749,894
Net Investment Income (Loss)	1,090,963	9,168,140	179,457	2,189,856	742,405

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	61,710,069	(1,435,095)	14,016,585	(441,140)	7,326,281
Foreign currencies	—	—	(732)	—	—
Futures contracts	—	781,703	—	(40,558)	—
Options purchased	—	(139,252)	—	—	—
Options written	—	44,374	—	—	—
Net realized gain (loss)	61,710,069	(748,270)	14,015,853	(481,698)	7,326,281
Net change in unrealized appreciation (depreciation) on:
Investments[2]	8,483,361	(4,331,610)	106,676	(825,716)	969,027
Foreign currencies	—	—	(13,730)	—	—
Futures contracts	—	(7,645)	—	(86,899)	—
Net change in unrealized appreciation (depreciation)	8,483,361	(4,339,255)	92,946	(912,615)	969,027
Net Realized and Unrealized Gain (Loss)	70,193,430	(5,087,525)	14,108,799	(1,394,313)	8,295,308
Net Increase (Decrease) in Net Assets Resulting from Operations	$71,284,393	$4,080,615	$14,288,256	$795,543	$9,037,713
[1]	Includes $(261,681) capital gains taxes paid for Nomura VIP Global Growth Series.
[2]	Includes net change of $326,200 on capital gains taxes accrued for Nomura VIP Global Growth Series.
See accompanying notes, which are an integral part of the financial statements.
    22

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Nomura VIP Core Equity Series		Nomura VIP Corporate Bond Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,090,963	$927,812	$9,168,140	$21,458,855
Net realized gain (loss)	61,710,069	87,133,286	(748,270)	(1,165,246)[1]
Net increase from payment by affiliates	—	—	—	4,030[2]
Net change in unrealized appreciation (depreciation)	8,483,361	10,874,959	(4,339,255)	9,356,594
Net increase (decrease) in net assets resulting from operations	71,284,393	98,936,057	4,080,615	29,654,233

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class	(89,666,096)	(102,052,654)	(21,462,462)	(24,641,696)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class	20,020,179	66,359,019	29,123,823	40,008,970

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class	89,666,096	102,052,654	21,462,462	24,641,696
	109,686,275	168,411,673	50,586,285	64,650,666
Cost of shares redeemed:
Service Class	(75,079,629)	(150,147,310)	(45,236,547)	(161,558,067)
Increase (decrease) in net assets derived from capital share transactions	34,606,646	18,264,363	5,349,738	(96,907,401)
Net Increase (Decrease) in Net Assets	16,224,943	15,147,766	(12,032,109)	(91,894,864)

Net Assets:
Beginning of period	696,112,530	680,964,764	402,269,895	494,164,759
End of period	$712,337,473	$696,112,530	$390,237,786	$402,269,895
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    23

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Nomura VIP Global Growth Series		Nomura VIP Limited-Term Bond Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$179,457	$390,315	$2,189,856	$5,603,715
Net realized gain (loss)	14,015,853	15,819,977	(481,698)	976,660
Net change in unrealized appreciation (depreciation)	92,946	10,447,567	(912,615)	840,839
Net increase (decrease) in net assets resulting from operations	14,288,256	26,657,859	795,543	7,421,214

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class	(15,332,445)	(17,241,544)	(5,639,279)	(6,810,055)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class	2,660,704	3,747,170	9,105,051	18,415,565

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class	15,332,445	17,241,544	5,639,279	6,810,055
	17,993,149	20,988,714	14,744,330	25,225,620
Cost of shares redeemed:
Service Class	(12,016,977)	(27,032,782)	(15,583,613)	(59,959,652)
Increase (decrease) in net assets derived from capital share transactions	5,976,172	(6,044,068)	(839,283)	(34,734,032)
Net Increase (Decrease) in Net Assets	4,931,983	3,372,247	(5,683,019)	(34,122,873)

Net Assets:
Beginning of period	162,136,327	158,764,080	134,600,542	168,723,415
End of period	$167,068,310	$162,136,327	$128,917,523	$134,600,542
See accompanying notes, which are an integral part of the financial statements.
    24

	Nomura VIP Value Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$742,405	$2,053,579
Net realized gain (loss)	7,326,281	(59,464)
Net change in unrealized appreciation (depreciation)	969,027	13,615,780
Net increase (decrease) in net assets resulting from operations	9,037,713	15,609,895

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class	(2,056,296)	(24,553,447)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class	4,464,339	9,388,670

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class	2,056,296	24,553,447
	6,520,635	33,942,117
Cost of shares redeemed:
Service Class	(29,315,743)	(68,257,717)
Decrease in net assets derived from capital share transactions	(22,795,108)	(34,315,600)
Net Decrease in Net Assets	(15,813,691)	(43,259,152)

Net Assets:
Beginning of period	154,397,791	197,656,943
End of period	$138,584,100	$154,397,791
See accompanying notes, which are an integral part of the financial statements.
    25

Financial highlights
Nomura VIP Core Equity Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.98	$14.35	$12.78	$11.50	$17.69	$14.36

Income (loss) from investment operations:
Net investment income[2]	0.02	0.02	0.02	0.04	0.05	0.03
Net realized and unrealized gain (loss)	1.45	1.86	3.11	2.50	(3.18)	4.01
Total from investment operations	1.47	1.88	3.13	2.54	(3.13)	4.04

Less dividends and distributions from:
Net investment income	(0.02)	(0.02)	(0.05)	(0.05)	(0.03)	(0.09)
Net realized gain	(1.91)	(2.23)	(1.51)	(1.21)	(3.03)	(0.62)
Total dividends and distributions	(1.93)	(2.25)	(1.56)	(1.26)	(3.06)	(0.71)

Net asset value, end of period	$13.52	$13.98	$14.35	$12.78	$11.50	$17.69
Total return[3]	10.85%	15.30%	25.69%	23.51%	(17.33%)	28.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$712,337	$696,113	$680,965	$590,649	$597,276	$735[4]
Ratio of expenses to average net assets[5]	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	1.00%	1.00%	1.00%	1.01%	0.99%
Ratio of net investment income to average net assets	0.32%	0.14%	0.17%	0.38%	0.36%	0.19%
Ratio of net investment income to average net assets prior to fees waived	0.26%	0.09%	0.12%	0.33%	0.30%	0.15%
Portfolio turnover	28%	39%	39%	40%	47%	29%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    26

Nomura VIP Corporate Bond Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$4.69	$4.65	$4.68	$4.49	$5.63	$6.05

Income (loss) from investment operations:
Net investment income[2]	0.11	0.21	0.21	0.15	0.12	0.11
Net realized and unrealized gain (loss)	(0.06)	0.08	(0.10)	0.17	(1.00)	(0.17)
Payment by affiliates	—	—[3]	—	—	—	—
Total from investment operations	0.05	0.29	0.11	0.32	(0.88)	(0.06)

Less dividends and distributions from:
Net investment income	(0.26)	(0.25)	(0.14)	(0.13)	(0.12)	(0.12)
Net realized gain	—	—	—	—	(0.14)	(0.24)
Total dividends and distributions	(0.26)	(0.25)	(0.14)	(0.13)	(0.26)	(0.36)

Net asset value, end of period	$4.48	$4.69	$4.65	$4.68	$4.49	$5.63
Total return[4]	1.03%[5]	6.48%[3,5]	2.45%	7.27%	(15.86%)	(0.85%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$390,238	$402,270	$494,165	$570,068	$491,308	$668[6]
Ratio of expenses to average net assets[7]	0.78%	0.78%	0.78%	0.79%	0.80%	0.76%
Ratio of expenses to average net assets prior to fees waived[7]	0.81%	0.79%	0.78%	0.79%	0.80%	0.76%
Ratio of net investment income to average net assets	4.67%	4.57%	4.58%	3.38%	2.45%	1.90%
Ratio of net investment income to average net assets prior to fees waived	4.64%	4.56%	4.58%	3.38%	2.45%	1.90%
Portfolio turnover	113%	190%	139%	93%	67%	85%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    27

Financial highlights
Nomura VIP Global Growth Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$3.84	$3.65	$3.17	$3.33	$4.81	$4.29
Income (loss) from investment operations:
Net investment income[2]	—[3]	0.01	0.01	0.04[4]	0.01	0.02
Net realized and unrealized gain (loss)	0.34	0.60	0.53[5]	0.53	(0.87)	0.72
Payment by affiliates	—	—	—[6]	—	—	—
Total from investment operations	0.34	0.61	0.54	0.57	(0.86)	0.74

Less dividends and distributions from:
Net investment income	(0.01)	(0.01)	(0.03)	—[7]	(0.03)	—
Net realized gain	(0.37)	(0.41)	(0.03)	(0.73)	(0.59)	(0.22)
Total dividends and distributions	(0.38)	(0.42)	(0.06)	(0.73)	(0.62)	(0.22)

Net asset value, end of period	$3.80	$3.84	$3.65	$3.17	$3.33	$4.81
Total return[8]	9.10%	17.93%	17.08%[5,6]	19.90%[4]	(17.49%)	17.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$167,068	$162,136	$158,764	$122,479	$117,268	$160[9]
Ratio of expenses to average net assets[10]	1.04%	1.04%	1.09%[11]	1.13%	1.13%	1.13%
Ratio of expenses to average net assets prior to fees waived[10]	1.26%	1.24%	1.30%[11]	1.26%	1.24%	1.18%
Ratio of net investment income to average net assets	0.22%	0.24%	0.40%	1.28%	0.37%	0.43%
Ratio of net investment income to average net assets prior to fees waived	—[12]	0.04%	0.19%	1.15%	0.26%	0.38%
Portfolio turnover	24%	37%	49%	45%	72%	22%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and total return by 0.60%. See Note 1 in "Notes to financial statements."
[5]	Amount includes non-recurring payment for litigation proceeds, which represents a class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by less than $0.005 and total return by less than 0.005%.
[6]	During the year ended December 31, 2024, Delaware Management Company reimbursed the Series $1,176 for commissions related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[7]	Amount is less than $(0.005) per share.
[8]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[9]	Net assets reported in millions.
[10]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[11]	Includes non-recurring expenses of 0.03% for the year ended December 31, 2024.
[12]	Amount is less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.
28

Nomura VIP Limited-Term Bond Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$4.71	$4.70	$4.72	$4.58	$4.89	$5.01

Income (loss) from investment operations:
Net investment income[2]	0.08	0.17	0.17	0.13	0.07	0.05
Net realized and unrealized gain (loss)	(0.05)	0.04	0.03	0.09	(0.28)	(0.07)
Total from investment operations	0.03	0.21	0.20	0.22	(0.21)	(0.02)

Less dividends and distributions from:
Net investment income	(0.20)	(0.20)	(0.22)	(0.08)	(0.06)	(0.08)
Net realized gain	—	—	—	—	(0.04)	(0.02)
Total dividends and distributions	(0.20)	(0.20)	(0.22)	(0.08)	(0.10)	(0.10)

Net asset value, end of period	$4.54	$4.71	$4.70	$4.72	$4.58	$4.89
Total return[3]	0.75%[4]	4.70%[4]	4.33%[4]	4.73%	(4.20%)	(0.49%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$128,918	$134,601	$168,723	$190,470	$312,800	$391[5]
Ratio of expenses to average net assets[6]	0.79%	0.79%	0.80%	0.86%	0.82%	0.79%
Ratio of expenses to average net assets prior to fees waived[6]	0.91%	0.87%	0.84%	0.86%	0.82%	0.79%
Ratio of net investment income to average net assets	3.35%	3.55%	3.71%	2.82%	1.56%	1.05%
Ratio of net investment income to average net assets prior to fees waived	3.23%	3.47%	3.67%	2.82%	1.56%	1.05%
Portfolio turnover	118%	262%	159%	143%	144%	48%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    29

Financial highlights
Nomura VIP Value Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$4.43	$4.68	$5.04	$5.56	$8.24	$6.40

Income (loss) from investment operations:
Net investment income[2]	0.02	0.05	0.07	0.08	0.09	0.08
Net realized and unrealized gain (loss)	0.24	0.32	0.24	0.32	(0.51)	1.90
Payment by affiliates	—	—	—[3]	—	—	—
Total from investment operations	0.26	0.37	0.31	0.40	(0.42)	1.98

Less dividends and distributions from:
Net investment income	(0.06)	(0.11)	(0.08)	(0.09)	(0.10)	(0.14)
Net realized gain	—	(0.51)	(0.59)	(0.83)	(2.16)	—
Total dividends and distributions	(0.06)	(0.62)	(0.67)	(0.92)	(2.26)	(0.14)

Net asset value, end of period	$4.63	$4.43	$4.68	$5.04	$5.56	$8.24
Total return[4]	5.93%[5]	9.41%[5]	6.47%[3,5]	8.27%	(4.90%)	31.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$138,584	$154,398	$197,657	$334,395	$354,290	$370[6]
Ratio of expenses to average net assets	0.98%	0.99%	1.00%	1.02%	1.01%	1.00%
Ratio of expenses to average net assets prior to fees waived[7]	1.07%	1.04%	1.02%	1.02%	1.01%	1.00%
Ratio of net investment income to average net assets	0.97%	1.12%	1.46%	1.53%	1.37%	1.11%
Ratio of net investment income to average net assets prior to fees waived	0.88%	1.07%	1.44%	1.53%	1.37%	1.11%
Portfolio turnover	35%	36%	30%	110%[8]	72%	41%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	During the year ended December 31, 2024, Delaware Management Company reimbursed the Series $1,700 for commissions related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[8]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2023 due to the repositioning of the Series.
See accompanying notes, which are an integral part of the financial statements.
30

Notes to financial statements
Ivy Variable Insurance Portfolios
June 30, 2026 (Unaudited)
Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 24 series. These financial statements and the related notes pertain to 5 series: Nomura VIP Core Equity Series (formerly, Macquarie VIP Core Equity Series through November 30, 2025), Nomura VIP Corporate Bond Series (formerly, Macquarie VIP Corporate Bond Series through November 30, 2025), Nomura VIP Global Growth Series (formerly, Macquarie VIP Global Growth Series through November 30, 2025), Nomura VIP Limited-Term Bond Series (formerly, Macquarie VIP Limited-Term Bond Series through November 30, 2025), and Nomura VIP Value Series (formerly, Macquarie VIP Value Series through November 30, 2025) (each, a Series and collectively, the Series). The Trust is an open-end investment company. Each of the Series are diversified as defined in the Investment Company Act of 1940, as amended (1940 Act). Each Series offers Service Class (formerly, Class II) shares. The Service Class shares carry a distribution and service (12b-1) fee. The shares of the Series are sold only to variable life insurance separate accounts and variable annuity separate accounts.
1. Significant Accounting Policies
Each Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Series investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
    31

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Series evaluates tax positions taken or expected to be taken in the course of preparing each Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Series’ tax positions taken or expected to be taken on each Series’ federal income tax returns through the six months ended June 30, 2026, and for all open tax years (years ended December 31, 2022–December 31, 2025), and has concluded that no provision for federal income tax is required in each Series’ financial statements. In regard to foreign taxes only, each Series has open tax years in certain foreign countries in which it invests that may date back to the inception of each Series. If applicable, each Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended June 30, 2026, the Series did not incur any interest or tax penalties.
As a result of several court cases, in certain countries across the European Union, certain Series filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU tax reclaims). Income recognized, if any, for EU reclaims is reflected as “Foreign withholding tax claims” on the “Statements of operations.” Any fees associated with these filings are included on the “Statements of operations” under “Foreign withholding tax claims.” Generally unless fund management believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Series’ net asset value. EU tax reclaims and related interest entitlements recognized by a Series, if any, reduce the amount of foreign taxes, if any, that a Series may elect to pass-through to its shareholders from a US federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Series were previously passed-through as a foreign tax credits to its US taxable shareholders, a Serie may enter into a closing agreement with the US Internal Revenue Service. Doing so will enable a Series to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).
To Be Announced (TBA) Trades — Nomura VIP Limited-Term Bond Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by each Series to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. No TBA trades were outstanding at June 30, 2026.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — Each Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, each Series intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker/dealers, each Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign
    32

currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of each Series under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Series’ understanding of the applicable country’s tax rules and rates. Certain Series file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Series will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. Each Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Each Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on each Series. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. Each Series' Chief Executive Officer and Chief Financial Officer act as each Series' chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Series has a single operating segment since each Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Series' portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Series' financial statements.
Each Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, certain Series earned the following amounts under this arrangement:
Series	Custody Credits
Nomura VIP Limited-Term Bond Series	$1,843
    33

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
For the six months ended June 30, 2026, Nomura VIP Core Equity Series, Nomura VIP Corporate Bond Series, Nomura VIP Global Growth Series, and Nomura VIP Value Series had no earnings credits under this arrangement.
Each Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, each Series earned the following amounts under this arrangement:
Series	Earnings Credits
Nomura VIP Core Equity Series	$3
Nomura VIP Corporate Bond Series	3
Nomura VIP Global Growth Series	2
Nomura VIP Limited-Term Bond Series	2
Nomura VIP Value Series	3
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Series pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Series' average daily net assets as follows:
Series	Management Fee (annual rate as a percentage of average daily net assets)
Nomura VIP Core Equity Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Nomura VIP Corporate Bond Series	0.475% of net assets up to $1 billion;
0.450% of net assets over $1 billion and up to $1.5 billion;
0.400% of net assets over $1.5 billion.

Nomura VIP Global Growth Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Nomura VIP Limited-Term Bond Series	0.50% of net assets up to $500 million;
0.45% of net assets over $500 million and up to $1 billion;
0.40% of net assets over $1 billion and up to $1.5 billion;
0.35% of net assets over $1.5 billion.

Nomura VIP Value Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding the following percentages of each Series' average daily
    34

net assets from January 1, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of DMC and each Series. The waivers and reimbursements are accrued daily and received monthly.
Series	Operating expense limitation as a percentage of average daily net assets
Nomura VIP Core Equity Series	0.70%
Nomura VIP Corporate Bond Series	0.53%
Nomura VIP Global Growth Series	0.79%
Nomura VIP Limited-Term Bond Series	0.54%
Nomura VIP Value Series	0.73%
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as percentage of average daily net assets from January 1, 2026 through April 29, 2027, unless terminated by agreement of DMC and the Series, is as follows:
Series	Operating expense limitation as a percentage of average daily net assets Service Class shares
Nomura VIP Core Equity Series	0.95%
Nomura VIP Corporate Bond Series	0.78%
Nomura VIP Global Growth Series	1.04%
Nomura VIP Limited-Term Bond Series	0.79%
Nomura VIP Value Series	0.98%
Effective June 12, 2026, DMC appointed Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a sub-advisor for Nomura VIP Corporate Bond Series and Nomura VIP Limited-Term Bond Series. NCRAM is responsible for the day-to-day investment management of the portion of the Series that invest in high-yield, fixed income securities. DMC may change this allocation at any time. For these services, DMC, not the Series, pays NCRAM a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2026, each Series paid for these services as follows:
Series	Fees
Nomura VIP Core Equity Series	$17,586
Nomura VIP Corporate Bond Series	11,070
Nomura VIP Global Growth Series	5,617
Nomura VIP Limited-Term Bond Series	5,001
Nomura VIP Value Series	5,514
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2026, each Series paid for these services as follows:
    35

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Series	Fees
Nomura VIP Core Equity Series	$25,735
Nomura VIP Corporate Bond Series	15,003
Nomura VIP Global Growth Series	6,021
Nomura VIP Limited-Term Bond Series	5,006
Nomura VIP Value Series	5,851
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to each Series. Sub-transfer agency fees are paid by each Series and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly.
As provided in the investment management agreement, each Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Series. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended June 30, 2026, each Series paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Series	Fees
Nomura VIP Core Equity Series	$7,285
Nomura VIP Corporate Bond Series	4,766
Nomura VIP Global Growth Series	1,727
Nomura VIP Limited-Term Bond Series	1,597
Nomura VIP Value Series	1,875
Trustees’ fees include expenses accrued by each Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of a Series, a Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the year ended December 31, 2025, DMC reimbursed Nomura VIP Corporate Bond Series $4,030 in connection with trade errors. This amount is included in "Net increase from payment by affiliates" in the "Statements of changes in net assets." Payment by affiliates had no impact on total return.
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3. Investments
For the six months ended June 30, 2026, each Series made purchases and sales of investment securities other than short-term investments as follows:
Series	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Nomura VIP Core Equity Series	$186,702,344	$—	$246,155,318	$—
Nomura VIP Corporate Bond Series	441,896,332	—	447,674,205	—
Nomura VIP Global Growth Series	39,107,052	—	48,764,308	—
Nomura VIP Limited-Term Bond Series	25,228,567	127,506,251	23,240,812	134,897,784
Nomura VIP Value Series	52,755,162	—	77,131,344	—
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Series were as follows:
Series	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Nomura VIP Core Equity Series	$517,082,726	$216,254,369	$(19,363,450)	$196,890,919
Nomura VIP Corporate Bond Series	393,480,335	2,923,532	(4,750,053)	(1,826,521)
Nomura VIP Global Growth Series	120,040,309	51,020,297	(4,500,371)	46,519,926
Nomura VIP Limited-Term Bond Series	127,124,052	234,376	(628,057)	(393,681)
Nomura VIP Value Series	128,024,541	20,156,717	(9,392,378)	10,764,339
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2025, certain Series had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Nomura VIP Corporate Bond Series	$12,370,001	$77,426,294	$ 89,796,295
Nomura VIP Global Growth Series*	—	4,121,458	4,121,458
Nomura VIP Limited-Term Bond Series	5,843,190	9,465,234	15,308,424
Nomura VIP Value Series	—	182,144	182,144
* A portion of the Series’ capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that each Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the
    37

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
asset or liability based on the best information available under the circumstances. Each of the Series' investment are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Series' investments by fair value hierarchy levels as of June 30, 2026:
Nomura VIP Core Equity Series
Level 1
Securities
Assets:
Common Stocks	$696,544,109
Short-Term Investments	17,429,536
Total Value of Securities	$713,973,645
	Nomura VIP Corporate Bond Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$—	$—[1]	$—
Collateralized Loan Obligations	—	2,403,653	—	2,403,653
Common Stock	—	—	92,467	92,467
Corporate Bonds	—	380,682,849	—	380,682,849
Government Agency Obligation	—	1,938,470	—	1,938,470
Preferred Stock	—	612,260	—	612,260
Short-Term Investments	6,143,375	—	—	6,143,375
Total Value of Securities	$6,143,375	$385,637,232	$92,467	$391,873,074

    38

	Nomura VIP Corporate Bond Series
	Level 1	Level 2	Level 3	Total
Derivatives[2]
Assets:
Futures Contracts	$521,410	$—	$—	$521,410

Liabilities:
Futures Contracts	$(740,670)	$—	$—	$(740,670)

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
[2]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
	Nomura VIP Global Growth Series
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Canada	$3,838,327	$—	$3,838,327
Denmark	3,644,462	—	3,644,462
Finland	2,715,829	—	2,715,829
France	—	4,473,492	4,473,492
Germany	—	3,134,198	3,134,198
India	—	4,915,171	4,915,171
Japan	—	4,148,430	4,148,430
Mexico	2,911,908	—	2,911,908
Netherlands	—	3,435,241	3,435,241
Norway	—	1,236,332	1,236,332
Singapore	1,623,073	—	1,623,073
South Korea	—	4,395,575	4,395,575
Spain	—	3,591,975	3,591,975
Taiwan	—	9,861,285	9,861,285
United Kingdom	—	5,228,027	5,228,027
United States	103,479,925	2,480,044	105,959,969
Short-Term Investments	1,446,941	—	1,446,941
Total Value of Securities	$119,660,465	$46,899,770	$166,560,235
	Nomura VIP Limited-Term Bond Series
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$199,955	$199,955
Agency Mortgage-Backed Securities	—	8,669,449	8,669,449
Collateralized Loan Obligations	—	6,852,823	6,852,823
Corporate Bonds	—	28,930,017	28,930,017
Government Agency Obligation	—	200,158	200,158
Non-Agency Asset-Backed Securities	—	10,583,858	10,583,858
Non-Agency Collateralized Mortgage Obligations	—	5,415,494	5,415,494
    39

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
	Nomura VIP Limited-Term Bond Series
	Level 1	Level 2	Total
Non-Agency Commercial Mortgage-Backed Securities	$—	$845,683	$845,683
Sovereign Bond	—	333,942	333,942
US Treasury Obligations	—	64,750,967	64,750,967
Short-Term Investments	29,828	—	29,828
Total Value of Securities	$29,828	$126,782,346	$126,812,174

Derivatives[1]
Liabilities:
Futures Contracts	$(81,803)	$—	$(81,803)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
Nomura VIP Value Series
Level 1
Securities
Assets:
Common Stocks	$137,149,650
Short-Term Investments	1,639,230
Total Value of Securities	$138,788,880
As a result of utilizing international fair value pricing at June 30, 2026, a portion of the common stock in Nomura VIP Global Growth Series was categorized as Level 2.
During the six months ended June 30, 2026, there were no transfers into or out of Level 3 investments. Each Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Series' net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Nomura VIP Corporate Bond Series' net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Nomura VIP Corporate Bond Series' net assets at the end of the period. As of June 30, 2026, Nomura VIP Core Equity Series, Nomura VIP Global Growth Series, Nomura VIP Limited-Term Bond Series, and Nomura VIP Value Series had no Level 3 investments.
    40

4. Capital Shares
Transactions in capital shares were as follows:
	Nomura VIP Core Equity Series		Nomura VIP Corporate Bond Series		Nomura VIP Global Growth Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/26	12/31/25	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Service Class	1,458,742	4,871,422	6,227,458	8,599,107	687,239	1,007,510

Shares issued upon reinvestment of dividends and distributions:
Service Class	6,777,482	8,317,250	4,833,887	5,562,459	4,121,624	4,968,745
	8,236,224	13,188,672	11,061,345	14,161,566	4,808,863	5,976,255
Shares redeemed:
Service Class	(5,321,910)	(10,850,652)	(9,716,613)	(34,665,026)	(3,103,575)	(7,271,999)
Net increase (decrease)	2,914,314	2,338,020	1,344,732	(20,503,460)	1,705,288	(1,295,744)
	Nomura VIP Limited-Term Bond Series		Nomura VIP Value Series
	Six months ended	Year ended	Six months ended	Year ended
	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Service Class	1,942,045	3,910,865	955,870	2,146,861

Shares issued upon reinvestment of dividends and distributions:
Service Class	1,247,628	1,490,165	444,125	6,169,208
	3,189,673	5,401,030	1,399,995	8,316,069
Shares redeemed:
Service Class	(3,328,098)	(12,765,665)	(6,269,108)	(15,719,434)
Net decrease	(138,425)	(7,364,635)	(4,869,113)	(7,403,365)
5. Line of Credit
Each Series, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
Each Series had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending
    41

Notes to financial statements
Ivy Variable Insurance Portfolios
6. Interfund Lending Program (continued)
agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended June 30, 2026.
7. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2026, Nomura VIP Corporate Bond Series and Nomura VIP Limited-Term Bond Series posted $716,117 and $296,934, respectively, in cash as collateral for open futures contracts, which is included in “Cash collateral due from broker on futures contracts” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended June 30, 2026, Nomura VIP Limited-Term Bond Series experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the “Statements of operations” and “Statements of assets and liabilities.”
During the six months ended June 30, 2026, Nomura VIP Corporate Bond Series and Nomura VIP Limited-Term Bond Series invested in futures contracts to hedge the Series' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts — During the six months ended June 30, 2026, Nomura VIP Corporate Bond Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series' exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Series' overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at June 30, 2026.
During the six months ended June 30, 2026, Nomura VIP Corporate Bond Series used options contracts to manage the Series' exposure to changes in securities prices caused by interest rates or market conditions.
    42

Fair values of derivative instruments as of June 30, 2026 were as follows:
Nomura VIP Corporate Bond Series
Asset Derivatives Fair Value
Statements of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$521,410
Nomura VIP Corporate Bond Series
Liability Derivatives Fair Value
Statements of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(740,670)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through  30, 2026. Only current day variation margin is reported on the Series' “Statements of assets and liabilities.”
The effect of derivative instruments on the "Statements of operations" for the six months ended June 30, 2026 was as follows:

	Nomura VIP Corporate Bond Series Net Realized Gain (Loss) on:
	Futures Contracts	Options Purchased	Options Written	Total
Interest rate contracts	$781,703	$(139,252)	$44,374	$686,825
Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts
Interest rate contracts	$(7,645)
The tables below summarize the average daily balance of derivative holdings by certain Series during the six months ended June 30, 2026:
	Long Derivative Volume
	Nomura VIP Corporate Bond Series	Nomura VIP Limited-Term Bond Series
Futures contracts (average notional amount)	$61,716,220	$29,837,857
Options contracts (average value)*	34,920	—

    43

Notes to financial statements
Ivy Variable Insurance Portfolios
7. Derivatives (continued)
	Short Derivative Volume
	Nomura VIP Corporate Bond Series	Nomura VIP Limited-Term Bond Series
Futures contracts (average notional amount)	$85,115,365	$15,076,899
Options contracts (average value)*	4,789	—
* Long represents purchased options and short represents written options.
8. Securities Lending
Each Series, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Series or, at the discretion of the lending agent, replace the loaned securities. Each Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Series, the security lending agent, and the borrower. Each Series records security lending income net of allocations to the security lending agent and the borrower.
Each Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Series’ cash collateral account may be less than the amount each Series would be required to return to the borrowers of the securities and each Series would be required to make up for this shortfall.
During the six months ended June 30, 2026, each Series had no securities out on loan.
    44

9. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Series invests will cause the NAV of each Series to fluctuate.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
Certain Series invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Certain Series may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause a Series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, a Series could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, a Series' investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally
    45

Notes to financial statements
Ivy Variable Insurance Portfolios
9. Credit and Market Risks (continued)
decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause a Series to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Certain Series invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Series may invest in REITs and are subject to the risks associated with that industry. If a Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2026. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Series also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Series will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Each Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the "Schedules of investments."
10. Contractual Obligations
Each Series enters into contracts in the normal course of business that contain a variety of indemnifications. Each Series' maximum exposure under these arrangements is unknown. However, each Series has not had prior claims or losses pursuant to these contracts. Management has reviewed each Series' existing contracts and expects the risk of loss to be remote.
11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2026, that would require recognition or disclosure in the Series' financial statements.
    46

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
The Manager’s Recommendation and the Board’s Considerations Regarding the Sub-advisory Agreement
At a Board Meeting held on May 19-20, 2026, Delaware Management Company (the “Manager”), the investment adviser for the Nomura Diversified Income Fund, Nomura Wealth Builder Fund, Nomura Strategic Income Fund, Nomura Corporate Bond Fund, Nomura Extended Duration Bond Fund, Nomura Limited-Term Diversified Income Fund, Nomura Global Listed Real Assets Fund, Nomura VIP Investment Grade Series, Nomura VIP Limited Duration Bond Series, Nomura VIP Total Return Series, Nomura Asset Strategy Fund, Nomura Balanced Fund, Nomura Global Bond Fund, Nomura VIP Asset Strategy Series, Nomura VIP Balanced Series, Nomura VIP Corporate Bond Series and Nomura VIP Limited-Term Bond Series Delaware Management Company (each a “Fund” and together, the “Funds”), recommended that the Board of Trustees approve the appointment of Nomura Corporate Research and Asset Management Inc. (“NCRAM”) as sub-advisor to the Funds and the approval of the amendment of the existing sub-advisory agreement between DMC and NCRAM (the “Amended Sub-Advisory Agreement”) to include the Funds. In reaching the decision to approve the amendment, The Board considered and reviewed information about NCRAM, including its personnel, operations and financial condition. The Board reviewed a memorandum responding to requests that the Board submitted in advance that discussed (without limitation): the Amended Sub-Advisory Agreement and the various services proposed to be rendered by NCRAM; information concerning NCRAM’s organizational structure and the experience of its investment management personnel; and various other material items in relation to NCRAM’s personnel, organization and policies. The Board also reviewed a copy of NCRAM’s Form ADV; and a copy of the Amended Sub-Advisory Agreement and fee schedules.
In considering such materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.
Nature, Extent and Quality of Services. The Board considered the nature, quality, and extent of services that NCRAM was expected to provide as a sub-advisor to the Funds. The Board took into account the investment process to be employed by NCRAM in connection with the sub-advisor’s responsibilities in conjunction with the Manager in managing the Funds, and the qualifications and experience of NCRAM’s team with regard to implementing the investment mandate of the Funds. The Board considered NCRAM’s personnel, operations, and its affiliation with the Manager, including that NCRAM was affiliated with the Manager. The Board also considered the Manager’s review and recommendation process with respect to NCRAM, and the Manager’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by NCRAM to the Funds.
Investment Performance. In evaluating performance, the Board recognized that NCRAM had not yet managed the Funds. The Board then reviewed information on and considered NCRAM’s experience in managing other high income investment portfolios, noting that NCRAM had recently begun sub-advising several high-yield fixed income funds in the Nomura Funds complex. The Board also considered the Manager’s representation that the Manager would continue to provide oversight and monitor NCRAM’s services.
Profitability, Economies of Scale and Fall-Out Benefits. Information about NCRAM’s profitability from its relationship with the Funds was not available because it had not begun to provide services to the Funds. The Board was provided with pro forma profitability analyses of Nomura
    47

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Statement Regarding Basis of Approval for Investment Advisory Contract
Investment Management Business Trust, including the estimated sub-advisory fee that would be paid to NCRAM. The Trustees also noted that economies of scale are shared with each Fund and its shareholders through reduced proportionate costs for shareholders and the Manager’s investment management fee breakpoints paid to the Manager so that as a Fund grows in size, its effective investment management fee rate declines.  They also noted that the Manager had put in place a fee waiver for each Fund that was currently in effect, other than for the Nomura Asset Strategy Fund which does not have a fee waiver.
The Board was also provided with information on potential fall-out benefits derived or to be derived by NCRAM in connection with its relationship to the Funds, including confirmation that NCRAM does not enter into soft dollar arrangements involving the receipt of third party research, and, therefore, does not expect to use soft dollar arrangements in the management of the Funds. The Board considered that NCRAM had recently begun sub-advising certain high-yield funds within the Nomura Funds complex and that it expects to receive the opportunity for wider distribution in the US retail market, which helps NCRAM grow and diversify its client base.
Sub-advisory Fees. The Board considered the appropriateness of the sub-advisory fees in light of the nature, extent, and quality of the sub-advisory services to be provided by NCRAM. The Board noted that the sub-advisory fees are paid by the Manager to NCRAM and are not additional fees borne by the Funds, and that the management fee paid by the Funds to the Manager would stay the same at current asset levels and are subject to breakpoints at higher asset levels. The Board concluded that the proposed advisory fee rates under the Amended Sub-Advisory Agreement are reasonable in relation to the services provided and that execution of the Amended Sub-Advisory Agreement is in the best interests of the Funds’ shareholders.
    48

(5784252)
SA-VIP2-0826

Ivy Variable Insurance Portfolios
Nomura VIP Pathfinder Aggressive Series
(formerly, Macquarie VIP Pathfinder Aggressive Series)
Nomura VIP Pathfinder Conservative Series
(formerly, Macquarie VIP Pathfinder Conservative Series)
Nomura VIP Pathfinder Moderate Series
(formerly, Macquarie VIP Pathfinder Moderate Series)
Nomura VIP Pathfinder Moderately Aggressive Series
(formerly, Macquarie VIP Pathfinder Moderately Aggressive Series)
Nomura VIP Pathfinder Moderately Conservative Series
(formerly, Macquarie VIP Pathfinder Moderately Conservative Series)
Nomura VIP Pathfinder Moderate – Managed Volatility Series
(formerly, Macquarie VIP Pathfinder Moderate – Managed Volatility Series)
Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series
(formerly, Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series)
Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series
(formerly, Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series)
Financial statements and other information
For the six months ended June 30, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Series’ Form N-PORT, as well as a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Series’ most recent Form N-PORT are available without charge on the Series’ website at nomuraassetmanagement.com/vip-literature.
Information (if any) regarding how each Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.

Schedules of investments
Nomura VIP Pathfinder Aggressive Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 77.70%<<
Fixed Income Funds — 9.44%
Nomura VIP Corporate Bond Series – Service Class	934,773	$ 4,187,781
Nomura VIP High Income Series – Standard Class	45,202	124,306
Nomura VIP Limited-Term Bond Series – Service Class	108,596	493,026
		4,805,113
Global / International Equity Fund — 26.79%
Nomura VIP International Core Equity Series – Standard Class	715,060	13,636,186
		13,636,186
US Equity Funds — 41.47%
Nomura VIP Core Equity Series – Service Class	900,655	12,176,862
Nomura VIP Growth and Income Series – Standard Class	118,987	4,976,027
Nomura VIP Smid Cap Core Series – Service Class	178,386	2,786,385
Nomura VIP Value Series – Service Class	251,700	1,165,373
		21,104,647
Total Affiliated Mutual Funds (cost $39,425,705)		39,545,946

Affiliated Exchange-Traded Funds — 22.11%<<
Nomura Focused International Core ETF	68,873	1,969,148
Nomura Focused Large Growth ETF	162,654	4,471,358
Nomura Transformational Technologies ETF	142,566	4,810,405
Total Affiliated Exchange-Traded Funds (cost $10,539,646)		11,250,911

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	31,230	31,230
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	31,230	31,230
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	31,231	31,231
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	31,230	$ 31,230
Total Short-Term Investments (cost $124,921)		124,921

Total Value of Securities—100.06% (cost $50,090,272)		50,921,778
Liabilities Net of Receivables and Other Assets—(0.06%)		(30,901)
Net Assets Applicable to 10,219,725 Shares Outstanding — 100.00%		$50,890,877
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
Summary of abbreviations:
ETF – Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
    1

Schedules of investments
Nomura VIP Pathfinder Conservative Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 84.15%<<
Fixed Income Funds — 48.74%
Nomura VIP Corporate Bond Series – Service Class	4,062,667	$18,200,748
Nomura VIP High Income Series – Standard Class	270,474	743,804
Nomura VIP Limited-Term Bond Series – Service Class	2,339,796	10,622,675
		29,567,227
Global / International Equity Fund — 9.05%
Nomura VIP International Core Equity Series – Standard Class	287,902	5,490,286
		5,490,286
US Equity Funds — 26.36%
Nomura VIP Core Equity Series – Service Class	724,882	9,800,408
Nomura VIP Growth and Income Series – Standard Class	77,634	3,246,657
Nomura VIP Smid Cap Core Series – Service Class	143,663	2,244,008
Nomura VIP Value Series – Service Class	152,218	704,769
		15,995,842
Total Affiliated Mutual Funds (cost $57,899,633)		51,053,355

Affiliated Exchange-Traded Funds — 15.67%<<
Nomura Focused International Core ETF	28,117	803,893
Nomura Focused Large Growth ETF	152,468	4,191,345
Nomura Transformational Technologies ETF	133,639	4,509,194
Total Affiliated Exchange-Traded Funds (cost $8,952,118)		9,504,432

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	37,558	37,558
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	37,558	37,558
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	37,558	37,558
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	37,558	$ 37,558
Total Short-Term Investments (cost $150,232)		150,232

Total Value of Securities—100.07% (cost $67,001,983)		60,708,019
Liabilities Net of Receivables and Other Assets—(0.07%)		(42,001)
Net Assets Applicable to 12,805,419 Shares Outstanding — 100.00%		$60,666,018
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
Summary of abbreviations:
ETF – Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
    2

Schedules of investments
Nomura VIP Pathfinder Moderate Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 81.03%<<
Fixed Income Funds — 29.02%
Nomura VIP Corporate Bond Series – Service Class	15,867,394	$ 71,085,923
Nomura VIP High Income Series – Standard Class	943,908	2,595,748
Nomura VIP Limited-Term Bond Series – Service Class	6,263,953	28,438,346
		102,120,017
Global / International Equity Fund — 17.99%
Nomura VIP International Core Equity Series – Standard Class	3,320,506	63,322,058
		63,322,058
US Equity Funds — 34.02%
Nomura VIP Core Equity Series – Service Class	5,231,429	70,728,921
Nomura VIP Growth and Income Series – Standard Class	638,849	26,716,678
Nomura VIP Smid Cap Core Series – Service Class	1,036,213	16,185,640
Nomura VIP Value Series – Service Class	1,317,231	6,098,779
		119,730,018
Total Affiliated Mutual Funds (cost $304,337,405)		285,172,093

Affiliated Exchange-Traded Funds — 18.74%<<
Nomura Focused International Core ETF	320,930	9,175,710
Nomura Focused Large Growth ETF	994,884	27,349,361
Nomura Transformational Technologies ETF	872,016	29,423,215
Total Affiliated Exchange-Traded Funds (cost $61,929,912)		65,948,286

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	217,566	217,566
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	217,565	217,565
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	217,565	217,565
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	217,565	$ 217,565
Total Short-Term Investments (cost $870,261)		870,261

Total Value of Securities—100.02% (cost $367,137,578)		351,990,640
Liabilities Net of Receivables and Other Assets—(0.02%)		(79,007)
Net Assets Applicable to 72,894,017 Shares Outstanding — 100.00%		$351,911,633
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
Summary of abbreviations:
ETF – Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
    3

Schedules of investments
Nomura VIP Pathfinder Moderately Aggressive Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 79.46%<<
Fixed Income Funds — 19.19%
Nomura VIP Corporate Bond Series – Service Class	14,677,308	$ 65,754,339
Nomura VIP High Income Series – Standard Class	777,260	2,137,467
Nomura VIP Limited-Term Bond Series – Service Class	3,496,692	15,874,982
		83,766,788
Global / International Equity Fund — 22.41%
Nomura VIP International Core Equity Series – Standard Class	5,129,145	97,812,797
		97,812,797
US Equity Funds — 37.86%
Nomura VIP Core Equity Series – Service Class	7,108,743	96,110,195
Nomura VIP Growth and Income Series – Standard Class	912,109	38,144,402
Nomura VIP Smid Cap Core Series – Service Class	1,422,254	22,215,611
Nomura VIP Value Series – Service Class	1,897,772	8,786,685
		165,256,893
Total Affiliated Mutual Funds (cost $358,411,003)		346,836,478

Affiliated Exchange-Traded Funds — 20.31%<<
Nomura Focused International Core ETF	494,183	14,129,186
Nomura Focused Large Growth ETF	1,306,075	35,904,002
Nomura Transformational Technologies ETF	1,144,775	38,626,540
Total Affiliated Exchange-Traded Funds (cost $83,178,630)		88,659,728

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	269,567	269,567
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	269,567	269,567
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	269,567	269,567
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	269,566	$ 269,566
Total Short-Term Investments (cost $1,078,267)		1,078,267

Total Value of Securities—100.02% (cost $442,667,900)		436,574,473
Liabilities Net of Receivables and Other Assets—(0.02%)		(87,695)
Net Assets Applicable to 87,290,090 Shares Outstanding — 100.00%		$436,486,778
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
Summary of abbreviations:
ETF – Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
    4

Schedules of investments
Nomura VIP Pathfinder Moderately Conservative Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 82.66%<<
Fixed Income Funds — 38.94%
Nomura VIP Corporate Bond Series – Service Class	6,128,476	$ 27,455,571
Nomura VIP High Income Series – Standard Class	388,933	1,069,566
Nomura VIP Limited-Term Bond Series – Service Class	3,046,168	13,829,603
		42,354,740
Global / International Equity Fund — 13.55%
Nomura VIP International Core Equity Series – Standard Class	773,105	14,743,111
		14,743,111
US Equity Funds — 30.17%
Nomura VIP Core Equity Series – Service Class	1,461,855	19,764,277
Nomura VIP Growth and Income Series – Standard Class	167,473	7,003,711
Nomura VIP Smid Cap Core Series – Service Class	286,157	4,469,771
Nomura VIP Value Series – Service Class	341,447	1,580,902
		32,818,661
Total Affiliated Mutual Funds (cost $98,587,059)		89,916,512

Affiliated Exchange-Traded Funds — 17.12%<<
Nomura Focused International Core ETF	74,763	2,137,549
Nomura Focused Large Growth ETF	288,864	7,940,871
Nomura Transformational Technologies ETF	253,190	8,543,036
Total Affiliated Exchange-Traded Funds (cost $17,494,291)		18,621,456

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	67,188	67,188
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	67,188	67,188
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	67,188	67,188
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	67,187	$ 67,187
Total Short-Term Investments (cost $268,751)		268,751

Total Value of Securities—100.03% (cost $116,350,101)		108,806,719
Liabilities Net of Receivables and Other Assets—(0.03%)		(33,087)
Net Assets Applicable to 22,688,542 Shares Outstanding — 100.00%		$108,773,632
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
Summary of abbreviations:
ETF – Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
    5

Schedules of investments
Nomura VIP Pathfinder Moderate – Managed Volatility Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 79.52%<<
Fixed Income Funds — 28.48%
Nomura VIP Corporate Bond Series – Service Class	14,598,087	$ 65,399,429
Nomura VIP High Income Series – Standard Class	866,587	2,383,114
Nomura VIP Limited-Term Bond Series – Service Class	5,758,892	26,145,369
		93,927,912
Global / International Equity Fund — 17.66%
Nomura VIP International Core Equity Series – Standard Class	3,053,882	58,237,531
		58,237,531
US Equity Funds — 33.38%
Nomura VIP Core Equity Series – Service Class	4,812,438	65,064,165
Nomura VIP Growth and Income Series – Standard Class	587,157	24,554,913
Nomura VIP Smid Cap Core Series – Service Class	952,755	14,882,032
Nomura VIP Value Series – Service Class	1,213,367	5,617,888
		110,118,998
Total Affiliated Mutual Funds (cost $281,363,260)		262,284,441

Affiliated Exchange-Traded Funds — 18.51%<<
Nomura Focused International Core ETF	296,687	8,482,578
Nomura Focused Large Growth ETF	920,847	25,314,084
Nomura Transformational Technologies ETF	807,123	27,233,622
Total Affiliated Exchange-Traded Funds (cost $57,291,369)		61,030,284

Short-Term Investments — 1.78%
Money Market Mutual Funds — 1.78%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	1,470,032	1,470,032
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,470,032	1,470,032
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,470,032	1,470,032
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	1,470,032	$ 1,470,032
Total Short-Term Investments (cost $5,880,128)		5,880,128

Total Value of Securities—99.81% (cost $344,534,757)		329,194,853
Receivables and Other Assets Net of Liabilities—0.19%		633,535
Net Assets Applicable to 67,561,005 Shares Outstanding — 100.00%		$329,828,388
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
    6

The following futures contracts were outstanding at June 30, 2026:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Short Contracts:
E-Mini Russell 2000 Index
(11)	$(1,675,080)	$(1,632,203)	9/18/26	$(42,877)	$(8,250)
E-Mini S&P 500 Index
(25)	(9,435,313)	(9,373,927)	9/18/26	(61,386)	(60,000)
Total Futures Contracts		$(11,006,130)		$(104,263)	$(68,250)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
ETF – Exchange-Traded Fund
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.
    7

Schedules of investments
Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 78.15%<<
Fixed Income Funds — 18.89%
Nomura VIP Corporate Bond Series – Service Class	1,590,561	$ 7,125,714
Nomura VIP High Income Series – Standard Class	83,750	230,314
Nomura VIP Limited-Term Bond Series – Service Class	380,388	1,726,960
		9,082,988
Global / International Equity Fund — 22.04%
Nomura VIP International Core Equity Series – Standard Class	555,749	10,598,127
		10,598,127
US Equity Funds — 37.22%
Nomura VIP Core Equity Series – Service Class	770,123	10,412,065
Nomura VIP Growth and Income Series – Standard Class	98,794	4,131,555
Nomura VIP Smid Cap Core Series – Service Class	153,990	2,405,322
Nomura VIP Value Series – Service Class	205,120	949,705
		17,898,647
Total Affiliated Mutual Funds (cost $39,468,578)		37,579,762

Affiliated Exchange-Traded Funds — 19.90%<<
Nomura Focused International Core ETF	53,417	1,527,245
Nomura Focused Large Growth ETF	140,986	3,875,705
Nomura Transformational Technologies ETF	123,574	4,169,585
Total Affiliated Exchange-Traded Funds (cost $8,978,719)		9,572,535

Short-Term Investments — 1.82%
Money Market Mutual Funds — 1.82%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	218,407	218,407
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	218,407	218,407
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	218,406	218,406
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	218,407	$ 218,407
Total Short-Term Investments (cost $873,627)		873,627

Total Value of Securities—99.87% (cost $49,320,924)		48,025,924
Receivables and Other Assets Net of Liabilities—0.13%		61,464
Net Assets Applicable to 8,998,765 Shares Outstanding — 100.00%		$48,087,388
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
    8

The following futures contracts were outstanding at June 30, 2026:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Short Contracts:
E-Mini Russell 2000 Index
(1)	$(152,280)	$(148,382)	9/18/26	$(3,898)	$(750)
E-Mini S&P 500 Index
(3)	(1,132,237)	(1,124,871)	9/18/26	(7,366)	(7,200)
Total Futures Contracts		$(1,273,253)		$(11,264)	$(7,950)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
ETF – Exchange-Traded Fund
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.
    9

Schedules of investments
Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 81.05%<<
Fixed Income Funds — 38.18%
Nomura VIP Corporate Bond Series – Service Class	1,060,200	$ 4,749,694
Nomura VIP High Income Series – Standard Class	66,856	183,853
Nomura VIP Limited-Term Bond Series – Service Class	526,857	2,391,932
		7,325,479
Global / International Equity Fund — 13.30%
Nomura VIP International Core Equity Series – Standard Class	133,845	2,552,423
		2,552,423
US Equity Funds — 29.57%
Nomura VIP Core Equity Series – Service Class	252,817	3,418,089
Nomura VIP Growth and Income Series – Standard Class	28,987	1,212,222
Nomura VIP Smid Cap Core Series – Service Class	49,448	772,383
Nomura VIP Value Series – Service Class	58,726	271,903
		5,674,597
Total Affiliated Mutual Funds (cost $17,446,003)		15,552,499

Affiliated Exchange-Traded Funds — 17.07%<<
Nomura Focused International Core ETF	12,984	371,225
Nomura Focused Large Growth ETF	50,877	1,398,609
Nomura Transformational Technologies ETF	44,593	1,504,639
Total Affiliated Exchange-Traded Funds (cost $3,075,517)		3,274,473

Short-Term Investments — 1.67%
Money Market Mutual Funds — 1.67%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	80,320	80,320
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	80,320	80,320
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	80,321	80,321
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	80,321	$ 80,321
Total Short-Term Investments (cost $321,282)		321,282

Total Value of Securities—99.79% (cost $20,842,802)		19,148,254
Receivables and Other Assets Net of Liabilities—0.21%		40,103
Net Assets Applicable to 5,231,048 Shares Outstanding — 100.00%		$19,188,357
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
    10

The following futures contracts were outstanding at June 30, 2026:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Short Contracts:
E-Mini Russell 2000 Index
(1)	$(152,280)	$(148,382)	9/18/26	$(3,898)	$(750)
E-Mini S&P 500 Index
(2)	(754,825)	(749,914)	9/18/26	(4,911)	(4,800)
Total Futures Contracts		$(898,296)		$(8,809)	$(5,550)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
ETF – Exchange-Traded Fund
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.
    11

Statements of assets and liabilities
Ivy Variable Insurance Portfolios
June 30, 2026 (Unaudited)
	Nomura VIP Pathfinder Aggressive Series	Nomura VIP Pathfinder Conservative Series	Nomura VIP Pathfinder Moderate Series	Nomura VIP Pathfinder Moderately Aggressive Series
Assets:
Investments, at value*	$124,921	$150,232	$870,261	$1,078,267
Investments of affiliated issuers, at value**	50,796,857	60,557,787	351,120,379	435,496,206
Receivable for series shares sold	2,953	1,250	786	2,737
Dividends receivable	362	439	2,435	3,011
Prepaid expenses	228	236	1,454	1,749
Receivable for securities sold	—	12,580	247,107	309,188
Total Assets	50,925,321	60,722,524	352,242,422	436,891,158
Liabilities:
Accounting and administration expenses payable to non-affiliates	13,103	13,503	22,264	24,560
Audit and tax fees payable	8,958	16,933	8,695	8,630
Trustees' fees payable to non-affiliates	4,334	5,059	34,495	41,140
Reports and statements to shareholders expenses payable	2,414	2,443	2,959	3,097
Legal fees payable to non-affiliates	2,173	2,789	13,057	15,629
Payable for series shares redeemed	1,459	13,443	241,247	301,683
Other accrued expenses	1,083	1,269	3,563	4,189
Accounting and administration expenses payable to affiliates	518	563	1,656	1,957
Dividend disbursing and transfer agent fees and expenses payable to affiliates	312	385	2,186	2,682
Legal fees payable to affiliates	90	119	667	813
Total Liabilities	34,444	56,506	330,789	404,380
Total Net Assets	$50,890,877	$60,666,018	$351,911,633	$436,486,778

Net Assets Consist of:
Paid-in capital	$44,299,893	$62,919,025	$332,871,935	$397,237,470
Total distributable earnings (loss)	6,590,984	(2,253,007)	19,039,698	39,249,308
Total Net Assets	$50,890,877	$60,666,018	$351,911,633	$436,486,778

Net Asset Value

Service Class:
Net assets	$50,890,877	$60,666,018	$351,911,633	$436,486,778
Shares of beneficial interest outstanding, unlimited authorization, no par	10,219,725	12,805,419	72,894,017	87,290,090
Net asset value per share	$4.98	$4.74	$4.83	$5.00
*Investments, at cost	$124,921	$150,232	$870,261	$1,078,267
**Investments of affiliated issuers, at cost	49,965,351	66,851,751	366,267,317	441,589,633
See accompanying notes, which are an integral part of the financial statements.
    12

	Nomura VIP Pathfinder Moderately Conservative Series	Nomura VIP Pathfinder Moderate – Managed Volatility Series	Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series	Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series
Assets:
Investments, at value*	$268,751	$5,880,128	$873,627	$321,282
Investments of affiliated issuers, at value**	108,537,968	323,314,725	47,152,297	18,826,972
Cash	—	6,215	3,089	5,868
Cash collateral due from broker on futures contracts	—	663,785	76,911	54,132
Receivable for securities sold	180,668	120,491	19,335	8,644
Dividends receivable	776	17,419	2,551	972
Prepaid expenses	472	1,319	162	73
Receivable for series shares sold	3	131	—	—
Receivable due from investment manager	—	—	1,631	4,555
Total Assets	108,988,638	330,004,213	48,129,603	19,222,498
Liabilities:
Payable for series shares redeemed	177,673	13,443	3,724	743
Accounting and administration expenses payable to non-affiliates	14,990	21,894	13,085	12,295
Trustees' fees payable to non-affiliates	11,049	12,225	1,833	1,366
Legal fees payable to non-affiliates	4,512	12,358	1,626	754
Reports and statements to shareholders expenses payable	2,519	2,945	2,393	2,398
Other accrued expenses	1,695	4,245	1,662	1,411
Audit and tax fees payable	917	8,706	8,958	8,980
Accounting and administration expenses payable to affiliates	748	1,598	510	406
Dividend disbursing and transfer agent fees and expenses payable to affiliates	691	2,091	298	127
Legal fees payable to affiliates	212	730	176	111
Investment management fees payable to affiliates	—	27,340	—	—
Variation margin due to broker on futures contracts	—	68,250	7,950	5,550
Total Liabilities	215,006	175,825	42,215	34,141
Total Net Assets	$108,773,632	$329,828,388	$48,087,388	$19,188,357

Net Assets Consist of:
Paid-in capital	$106,580,858	$322,188,953	$48,256,494	$21,512,867
Total distributable earnings (loss)	2,192,774	7,639,435	(169,106)	(2,324,510)
Total Net Assets	$108,773,632	$329,828,388	$48,087,388	$19,188,357

Net Asset Value

Service Class:
Net assets	$108,773,632	$329,828,388	$48,087,388	$19,188,357
Shares of beneficial interest outstanding, unlimited authorization, no par	22,688,542	67,561,005	8,998,765	5,231,048
Net asset value per share	$4.79	$4.88	$5.34	$3.67
*Investments, at cost	$268,751	$5,880,128	$873,627	$321,282
**Investments of affiliated issuers, at cost	116,081,350	338,654,629	48,447,297	20,521,520
See accompanying notes, which are an integral part of the financial statements.
    13

Statements of operations
Ivy Variable Insurance Portfolios
Six months ended June 30, 2026 (Unaudited)
	Nomura VIP Pathfinder Aggressive Series	Nomura VIP Pathfinder Conservative Series	Nomura VIP Pathfinder Moderate Series	Nomura VIP Pathfinder Moderately Aggressive Series
Investment Income:
Dividends from affiliated funds	$557,588	$1,745,015	$6,895,204	$6,674,568
Dividends	2,182	2,681	15,119	18,598
	559,770	1,747,696	6,910,323	6,693,166

Expenses:
Accounting and administration expenses	17,067	17,712	32,767	36,840
Audit and tax fees	12,911	11,270	13,822	14,052
Reports and statements to shareholders expenses	5,317	5,347	5,879	6,021
Legal fees	2,425	3,038	15,212	18,373
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	1,990	2,474	13,977	17,085
Trustees’ fees	1,554	1,986	11,605	14,076
Custodian fees	229	303	1,635	1,984
Other	1,232	1,379	4,136	5,013
	42,725	43,509	99,033	113,444
Less expenses paid indirectly	(1)	(1)	(1)	(1)
Total operating expenses	42,724	43,508	99,032	113,443
Net Investment Income (Loss)	517,046	1,704,188	6,811,291	6,579,723

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Affiliated funds	1,938,726	1,253,200	10,003,965	13,985,471
Capital gain distributions received from investments in affiliated funds	3,425,680	2,267,495	18,213,896	25,832,006
Net realized gain (loss)	5,364,406	3,520,695	28,217,861	39,817,477
Net change in unrealized appreciation (depreciation) on:
Affiliated funds	(334,050)	(974,848)	(3,581,591)	(3,287,579)
Net Realized and Unrealized Gain (Loss)	5,030,356	2,545,847	24,636,270	36,529,898
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,547,402	$4,250,035	$31,447,561	$43,109,621
See accompanying notes, which are an integral part of the financial statements.
    14

	Nomura VIP Pathfinder Moderately Conservative Series	Nomura VIP Pathfinder Moderate – Managed Volatility Series	Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series	Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series
Investment Income:
Dividends from affiliated funds	$2,597,770	$6,394,225	$723,207	$453,169
Dividends	4,721	96,291	13,752	5,549
Interest	—	17,585	2,637	1,214
	2,602,491	6,508,101	739,596	459,932

Expenses:
Management fees	—	327,896	46,877	19,418
Accounting and administration expenses	20,254	32,014	16,979	15,567
Audit and tax fees	14,782	13,788	12,911	12,830
Reports and statements to shareholders expenses	5,437	5,866	5,321	5,282
Legal fees	5,087	15,192	2,832	1,612
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	4,436	13,378	1,918	832
Trustees’ fees	3,687	9,867	1,410	663
Custodian fees	528	1,852	477	352
Other	1,839	4,056	1,255	988
	56,050	423,909	89,980	57,544
Less expenses waived and reimbursed	—	(75,176)	(40,185)	(36,858)
Less expenses paid indirectly	(1)	—	(1)	—
Total operating expenses	56,049	348,733	49,794	20,686
Net Investment Income (Loss)	2,546,442	6,159,368	689,802	439,246
    15

Statements of operations
Ivy Variable Insurance Portfolios
	Nomura VIP Pathfinder Moderately Conservative Series	Nomura VIP Pathfinder Moderate – Managed Volatility Series	Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series	Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Affiliated funds	$2,630,786	$8,978,817	$1,459,971	$369,729
Capital gain distributions received from investments in affiliated funds	4,803,344	16,889,025	2,798,272	838,520
Futures contracts	—	(2,120,113)	(278,001)	(133,787)
Net realized gain (loss)	7,434,130	23,747,729	3,980,242	1,074,462
Net change in unrealized appreciation (depreciation) on:
Affiliated funds	(1,321,702)	(2,853,429)	(256,248)	(119,518)
Futures contracts	—	(122,453)	(13,835)	(12,161)
Net change in unrealized appreciation (depreciation)	(1,321,702)	(2,975,882)	(270,083)	(131,679)
Net Realized and Unrealized Gain (Loss)	6,112,428	20,771,847	3,710,159	942,783
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,658,870	$26,931,215	$4,399,961	$1,382,029
See accompanying notes, which are an integral part of the financial statements.
    16

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Nomura VIP Pathfinder Aggressive Series		Nomura VIP Pathfinder Conservative Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$517,046	$667,083	$1,704,188	$1,896,987
Net realized gain (loss)	5,364,406	1,107,765	3,520,695	(798,688)
Net change in unrealized appreciation (depreciation)	(334,050)	5,510,626	(974,848)	5,235,090
Net increase (decrease) in net assets resulting from operations	5,547,402	7,285,474	4,250,035	6,333,389

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class	(1,835,748)	(848,085)	(2,136,671)	(1,997,030)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class	1,129,427	999,246	541,661	1,080,567

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class	1,835,748	848,085	2,136,671	1,997,030
	2,965,175	1,847,331	2,678,332	3,077,597
Cost of shares redeemed:
Service Class	(5,789,377)	(7,022,855)	(6,188,647)	(13,428,543)
Decrease in net assets derived from capital share transactions	(2,824,202)	(5,175,524)	(3,510,315)	(10,350,946)
Net Increase (Decrease) in Net Assets	887,452	1,261,865	(1,396,951)	(6,014,587)

Net Assets:
Beginning of period	50,003,425	48,741,560	62,062,969	68,077,556
End of period	$50,890,877	$50,003,425	$60,666,018	$62,062,969
See accompanying notes, which are an integral part of the financial statements.
    17

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Nomura VIP Pathfinder Moderate Series		Nomura VIP Pathfinder Moderately Aggressive Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$6,811,291	$8,156,980	$6,579,723	$8,282,707
Net realized gain (loss)	28,217,861	4,371,089	39,817,477	7,877,928
Net change in unrealized appreciation (depreciation)	(3,581,591)	32,660,274	(3,287,579)	44,412,192
Net increase (decrease) in net assets resulting from operations	31,447,561	45,188,343	43,109,621	60,572,827

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class	(11,888,862)	(9,018,155)	(14,019,204)	(9,927,861)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class	743,094	958,742	1,357,735	2,264,535

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class	11,888,862	9,018,155	14,019,204	9,927,861
	12,631,956	9,976,897	15,376,939	12,192,396
Cost of shares redeemed:
Service Class	(31,959,616)	(71,745,021)	(38,730,531)	(92,978,292)
Decrease in net assets derived from capital share transactions	(19,327,660)	(61,768,124)	(23,353,592)	(80,785,896)
Net Increase (Decrease) in Net Assets	231,039	(25,597,936)	5,736,825	(30,140,930)

Net Assets:
Beginning of period	351,680,594	377,278,530	430,749,953	460,890,883
End of period	$351,911,633	$351,680,594	$436,486,778	$430,749,953
See accompanying notes, which are an integral part of the financial statements.
    18

	Nomura VIP Pathfinder Moderately Conservative Series		Nomura VIP Pathfinder Moderate – Managed Volatility Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,546,442	$3,028,991	$6,159,368	$7,321,926
Net realized gain (loss)	7,434,130	1,112,787	23,747,729	(4,625,664)
Net change in unrealized appreciation (depreciation)	(1,321,702)	8,813,831	(2,975,882)	33,107,531
Net increase (decrease) in net assets resulting from operations	8,658,870	12,955,609	26,931,215	35,803,793

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class	(4,225,411)	(3,445,965)	(8,953,623)	(8,691,420)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class	837,466	1,213,004	1,079,592	4,901,274

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class	4,225,411	3,445,965	8,953,623	8,691,420
	5,062,877	4,658,969	10,033,215	13,592,694
Cost of shares redeemed:
Service Class	(12,597,091)	(22,580,978)	(33,892,382)	(83,827,465)
Decrease in net assets derived from capital share transactions	(7,534,214)	(17,922,009)	(23,859,167)	(70,234,771)
Net Decrease in Net Assets	(3,100,755)	(8,412,365)	(5,881,575)	(43,122,398)

Net Assets:
Beginning of period	111,874,387	120,286,752	335,709,963	378,832,361
End of period	$108,773,632	$111,874,387	$329,828,388	$335,709,963
See accompanying notes, which are an integral part of the financial statements.
    19

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series		Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$689,802	$859,748	$439,246	$584,936
Net realized gain (loss)	3,980,242	(1,005,555)	1,074,462	(845,011)
Net change in unrealized appreciation (depreciation)	(270,083)	5,898,236	(131,679)	2,246,276
Net increase (decrease) in net assets resulting from operations	4,399,961	5,752,429	1,382,029	1,986,201

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class	(1,116,581)	(1,172,208)	(680,629)	(634,962)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class	614,662	940,818	263,447	2,069,512

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class	1,116,581	1,172,208	680,629	634,962
	1,731,243	2,113,026	944,076	2,704,474
Cost of shares redeemed:
Service Class	(5,025,925)	(13,541,703)	(3,239,176)	(7,219,251)
Decrease in net assets derived from capital share transactions	(3,294,682)	(11,428,677)	(2,295,100)	(4,514,777)
Net Decrease in Net Assets	(11,302)	(6,848,456)	(1,593,700)	(3,163,538)

Net Assets:
Beginning of period	48,098,690	54,947,146	20,782,057	23,945,595
End of period	$48,087,388	$48,098,690	$19,188,357	$20,782,057
See accompanying notes, which are an integral part of the financial statements.
    20

Financial highlights
Nomura VIP Pathfinder Aggressive Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$4.62	$4.06	$3.72	$4.07	$5.47	$4.92

Income (loss) from investment operations:
Net investment income[2]	0.05	0.06	0.04	0.04	0.05	0.08
Net realized and unrealized gain (loss)	0.49	0.58	0.37	0.59	(0.97)	0.82
Total from investment operations	0.54	0.64	0.41	0.63	(0.92)	0.90

Less dividends and distributions from:
Net investment income	(0.09)	(0.08)	(0.05)	(0.27)	(0.09)	(0.09)
Net realized gain	(0.09)	—	(0.02)	(0.71)	(0.39)	(0.26)
Total dividends and distributions	(0.18)	(0.08)	(0.07)	(0.98)	(0.48)	(0.35)

Net asset value, end of period	$4.98	$4.62	$4.06	$3.72	$4.07	$5.47

Total return[3]	11.83%	15.86%	10.99%	17.51%	(16.72%)	18.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,891	$50,003	$48,742	$53,655	$53,652	$74[4]
Ratio of expenses to average net assets[5]	0.17%	0.15%	0.12%	0.17%	0.21%	0.07%
Ratio of expenses to average net assets prior to fees waived[5]	0.17%	0.15%	0.12%	0.17%	0.21%	0.07%
Ratio of net investment income to average net assets	2.08%	1.36%	1.02%	0.97%	1.24%	1.62%
Ratio of net investment income to average net assets prior to fees waived	2.08%	1.36%	1.02%	0.97%	1.24%	1.62%
Portfolio turnover	27%	46%	55%	34%	30%	18%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    21

Financial highlights
Nomura VIP Pathfinder Conservative Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$4.58	$4.28	$4.08	$4.22	$5.50	$5.31

Income (loss) from investment operations:
Net investment income[2]	0.13	0.13	0.09	0.06	0.07	0.13
Net realized and unrealized gain (loss)	0.20	0.30	0.24	0.43	(0.84)	0.39
Total from investment operations	0.33	0.43	0.33	0.49	(0.77)	0.52

Less dividends and distributions from:
Net investment income	(0.17)	(0.13)	(0.08)	(0.19)	(0.13)	(0.10)
Net realized gain	—	—	(0.05)	(0.44)	(0.38)	(0.23)
Total dividends and distributions	(0.17)	(0.13)	(0.13)	(0.63)	(0.51)	(0.33)

Net asset value, end of period	$4.74	$4.58	$4.28	$4.08	$4.22	$5.50

Total return[3]	7.20%	10.44%	8.05%	12.53%	(14.09%)	10.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60,666	$62,063	$68,078	$80,639	$84,236	$110[4]
Ratio of expenses to average net assets[5]	0.14%	0.14%	0.11%	0.10%	0.15%	0.06%
Ratio of expenses to average net assets prior to fees waived[5]	0.14%	0.14%	0.11%	0.10%	0.15%	0.06%
Ratio of net investment income to average net assets	5.58%	2.93%	2.25%	1.56%	1.44%	2.32%
Ratio of net investment income to average net assets prior to fees waived	5.58%	2.93%	2.25%	1.56%	1.44%	2.32%
Portfolio turnover	22%	35%	32%	27%	29%	27%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
22

Nomura VIP Pathfinder Moderate Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$4.57	$4.13	$3.84	$4.10	$5.51	$5.15

Income (loss) from investment operations:
Net investment income[2]	0.09	0.10	0.07	0.05	0.07	0.11
Net realized and unrealized gain (loss)	0.34	0.45	0.28	0.51	(0.91)	0.61
Total from investment operations	0.43	0.55	0.35	0.56	(0.84)	0.72

Less dividends and distributions from:
Net investment income	(0.14)	(0.11)	(0.06)	(0.24)	(0.12)	(0.11)
Net realized gain	(0.03)	—	—	(0.58)	(0.45)	(0.25)
Total dividends and distributions	(0.17)	(0.11)	(0.06)	(0.82)	(0.57)	(0.36)

Net asset value, end of period	$4.83	$4.57	$4.13	$3.84	$4.10	$5.51

Total return[3]	9.41%	13.50%	9.27%	15.33%	(15.26%)	14.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$351,912	$351,681	$377,279	$434,485	$465,595	$635[4]
Ratio of expenses to average net assets[5]	0.06%	0.05%	0.05%	0.04%	0.06%	0.03%
Ratio of expenses to average net assets prior to fees waived[5]	0.06%	0.05%	0.05%	0.04%	0.06%	0.03%
Ratio of net investment income to average net assets	3.95%	2.24%	1.68%	1.36%	1.46%	2.05%
Ratio of net investment income to average net assets prior to fees waived	3.95%	2.24%	1.68%	1.36%	1.46%	2.05%
Portfolio turnover	24%	39%	42%	29%	28%	18%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    23

Financial highlights
Nomura VIP Pathfinder Moderately Aggressive Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$4.67	$4.17	$3.84	$4.15	$5.66	$5.18

Income (loss) from investment operations:
Net investment income[2]	0.07	0.08	0.06	0.05	0.06	0.10
Net realized and unrealized gain (loss)	0.42	0.52	0.33	0.55	(0.96)	0.75
Total from investment operations	0.49	0.60	0.39	0.60	(0.90)	0.85

Less dividends and distributions from:
Net investment income	(0.12)	(0.10)	(0.06)	(0.26)	(0.12)	(0.10)
Net realized gain	(0.04)	—	—	(0.65)	(0.49)	(0.27)
Total dividends and distributions	(0.16)	(0.10)	(0.06)	(0.91)	(0.61)	(0.37)

Net asset value, end of period	$5.00	$4.67	$4.17	$3.84	$4.15	$5.66

Total return[3]	10.66%	14.59%	10.22%	16.53%	(15.90%)	16.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$436,487	$430,750	$460,891	$538,219	$565,995	$777[4]
Ratio of expenses to average net assets[5]	0.05%	0.05%	0.05%	0.03%	0.06%	0.03%
Ratio of expenses to average net assets prior to fees waived[5]	0.05%	0.05%	0.05%	0.03%	0.06%	0.03%
Ratio of net investment income to average net assets	3.10%	1.87%	1.39%	1.24%	1.43%	1.88%
Ratio of net investment income to average net assets prior to fees waived	3.10%	1.87%	1.39%	1.24%	1.43%	1.88%
Portfolio turnover	25%	41%	49%	32%	28%	17%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
24

Nomura VIP Pathfinder Moderately Conservative Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$4.61	$4.24	$3.97	$4.18	$5.53	$5.26

Income (loss) from investment operations:
Net investment income[2]	0.11	0.11	0.08	0.06	0.06	0.12
Net realized and unrealized gain (loss)	0.26	0.39	0.26	0.46	(0.87)	0.51
Total from investment operations	0.37	0.50	0.34	0.52	(0.81)	0.63

Less dividends and distributions from:
Net investment income	(0.16)	(0.11)	(0.07)	(0.21)	(0.13)	(0.11)
Net realized gain	(0.03)	(0.02)	—	(0.52)	(0.41)	(0.25)
Total dividends and distributions	(0.19)	(0.13)	(0.07)	(0.73)	(0.54)	(0.36)

Net asset value, end of period	$4.79	$4.61	$4.24	$3.97	$4.18	$5.53

Total return[3]	8.12%	12.08%	8.60%	13.99%	(14.71%)	12.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$108,774	$111,874	$120,287	$130,426	$137,990	$187[4]
Ratio of expenses to average net assets[5]	0.10%	0.08%	0.09%	0.04%	0.17%	0.04%
Ratio of expenses to average net assets prior to fees waived[5]	0.10%	0.08%	0.09%	0.04%	0.17%	0.04%
Ratio of net investment income to average net assets	4.74%	2.62%	1.93%	1.48%	1.39%	2.17%
Ratio of net investment income to average net assets prior to fees waived	4.74%	2.62%	1.93%	1.48%	1.39%	2.17%
Portfolio turnover	23%	37%	37%	27%	31%	20%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    25

Financial highlights
Nomura VIP Pathfinder Moderate – Managed Volatility Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$4.62	$4.28	$4.02	$4.33	$6.33	$5.77

Income (loss) from investment operations:
Net investment income[2]	0.09	0.09	0.07	0.05	0.06	0.11
Net realized and unrealized gain (loss)	0.30	0.36	0.25	0.49	(0.89)	0.62
Total from investment operations	0.39	0.45	0.32	0.54	(0.83)	0.73

Less dividends and distributions from:
Net investment income	(0.13)	(0.11)	(0.06)	(0.21)	(0.17)	(0.10)
Net realized gain	—	—	—	(0.64)	(1.00)	(0.07)
Total dividends and distributions	(0.13)	(0.11)	(0.06)	(0.85)	(1.17)	(0.17)

Net asset value, end of period	$4.88	$4.62	$4.28	$4.02	$4.33	$6.33

Total return[3]	8.58%[4]	10.72%[4]	7.92%[4]	14.10%	(13.22%)	12.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$329,828	$335,710	$378,832	$439,980	$435,581	$530[5]
Ratio of expenses to average net assets[6]	0.21%	0.24%	0.24%	0.25%	0.26%	0.22%
Ratio of expenses to average net assets prior to fees waived[6]	0.26%	0.25%	0.25%	0.25%	0.26%	0.22%
Ratio of net investment income to average net assets	3.76%	2.06%	1.58%	1.21%	1.24%	1.87%
Ratio of net investment income to average net assets prior to fees waived	3.71%	2.05%	1.57%	1.21%	1.24%	1.87%
Portfolio turnover	24%	42%	45%	32%	32%	19%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
26

Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$4.99	$4.56	$4.25	$4.75	$6.11	$5.46

Income (loss) from investment operations:
Net investment income[2]	0.07	0.08	0.06	0.04	0.06	0.09
Net realized and unrealized gain (loss)	0.40	0.46	0.31	0.60	(0.91)	0.73
Total from investment operations	0.47	0.54	0.37	0.64	(0.85)	0.82

Less dividends and distributions from:
Net investment income	(0.12)	(0.11)	(0.06)	(0.27)	(0.10)	(0.09)
Net realized gain	—	—	—	(0.87)	(0.41)	(0.08)
Total dividends and distributions	(0.12)	(0.11)	(0.06)	(1.14)	(0.51)	(0.17)

Net asset value, end of period	$5.34	$4.99	$4.56	$4.25	$4.75	$6.11

Total return[3]	9.59%[4]	12.08%[4]	8.73%[4]	15.41%	(14.00%)	15.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,087	$48,099	$54,947	$71,000	$77,300	$102[5]
Ratio of expenses to average net assets[6]	0.21%	0.24%	0.28%	0.32%	0.35%	0.26%
Ratio of expenses to average net assets prior to fees waived[6]	0.38%	0.35%	0.33%	0.32%	0.35%	0.26%
Ratio of net investment income to average net assets	2.94%	1.70%	1.27%	1.03%	1.12%	1.58%
Ratio of net investment income to average net assets prior to fees waived	2.77%	1.59%	1.22%	1.03%	1.12%	1.58%
Portfolio turnover	27%	45%	51%	35%	44%	18%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    27

Financial highlights
Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/26[1] (Unaudited)	Year ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$3.54	$3.33	$3.15	$3.39	$6.02	$5.64

Income (loss) from investment operations:
Net investment income[2]	0.08	0.09	0.06	0.04	0.04	0.12
Net realized and unrealized gain (loss)	0.18	0.21	0.16	0.34	(0.79)	0.47
Total from investment operations	0.26	0.30	0.22	0.38	(0.75)	0.59

Less dividends and distributions from:
Net investment income	(0.13)	(0.09)	(0.04)	(0.15)	(0.27)	(0.09)
Net realized gain	—	—	—	(0.47)	(1.61)	(0.12)
Total dividends and distributions	(0.13)	(0.09)	(0.04)	(0.62)	(1.88)	(0.21)

Net asset value, end of period	$3.67	$3.54	$3.33	$3.15	$3.39	$6.02

Total return[3]	7.48%[4]	9.26%[4]	7.07%[4]	12.62%	(12.71%)	10.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,188	$20,782	$23,946	$30,069	$30,222	$40[5]
Ratio of expenses to average net assets[6]	0.21%	0.24%	0.34%	0.45%	0.53%	0.26%
Ratio of expenses to average net assets prior to fees waived[6]	0.59%	0.50%	0.45%	0.45%	0.53%	0.26%
Ratio of net investment income to average net assets	4.52%	2.59%	1.83%	1.12%	1.02%	2.06%
Ratio of net investment income to average net assets prior to fees waived	4.14%	2.33%	1.72%	1.12%	1.02%	2.06%
Portfolio turnover	23%	46%	49%	36%	43%	24%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
28

Notes to financial statements
Ivy Variable Insurance Portfolios
June 30, 2026 (Unaudited)
Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 24 series. These financial statements and the related notes pertain to 8 series: Nomura VIP Pathfinder Aggressive Series (formerly, Macquarie VIP Pathfinder Aggressive Series through November 30, 2025), Nomura VIP Pathfinder Conservative Series (formerly, Macquarie VIP Pathfinder Conservative Series through November 30, 2025), Nomura VIP Pathfinder Moderate Series (formerly, Macquarie VIP Pathfinder Moderate Series through November 30, 2025), Nomura VIP Pathfinder Moderately Aggressive Series (formerly, Macquarie VIP Pathfinder Moderately Aggressive Series through November 30, 2025), and Nomura VIP Pathfinder Moderately Conservative Series (formerly, Macquarie VIP Pathfinder Moderately Conservative Series through November 30, 2025) (collectively, the “Pathfinder Series”), Nomura VIP Pathfinder Moderate – Managed Volatility Series (formerly, Macquarie VIP Pathfinder Moderate – Managed Volatility Series through November 30, 2025), Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series (formerly, Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series through November 30, 2025), and Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series (formerly, Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series through November 30, 2025) (collectively, the “Managed Volatility Series”) (each, a Series and collectively, the Series). The Trust is an open-end investment company. Each of the Series are diversified as defined in the Investment Company Act of 1940, as amended (1940 Act).
Each Series offers Service Class shares. The Service Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to variable life insurance separate accounts and variable annuity separate accounts.
1. Significant Accounting Policies
Each Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs are valued at their published net asset value (NAV). Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as each Series’ valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Series investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Series evaluates tax positions taken or expected to be taken in the course of preparing each Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Series’ tax positions taken or expected to be taken on each Series’ federal income tax returns through the six months ended June 30, 2026, and for all open tax years (years ended December 31, 2022–December 31, 2025), and has concluded that no provision for federal income tax is required in each Series’ financial statements. If applicable, each Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended June 30, 2026, the Series did not incur any interest or tax penalties.
    29

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
Underlying Funds — Each Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Series may invest include ETFs. Each Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Derivative Financial Instruments — Each Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, each Series intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker/dealers, each Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of each Series under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from any Underlying Funds in which a Series invests are recorded on the ex-dividend date. Each Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Each Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on each Series. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  —  In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. Each Series’ Chief Executive Officer and Chief Financial Officer act as each Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Series has a single operating segment since each Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Series’ financial statements.
Each Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. For the six months ended June 30, 2026, each Series had no earnings credits under this arrangement.
Each Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, certain Series earned the following amounts under this arrangement:
    30

Series	Earnings Credits
Nomura VIP Pathfinder Aggressive Series	$1
Nomura VIP Pathfinder Conservative Series	1
Nomura VIP Pathfinder Moderate Series	1
Nomura VIP Pathfinder Moderately Aggressive Series	1
Nomura VIP Pathfinder Moderately Conservative Series	1
Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series	1
For the six months ended June 30, 2026, Nomura VIP Pathfinder Moderate – Managed Volatility Series and Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series had earnings credits less than $1 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Series (other than the Pathfinder Series) pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Series’ average daily net assets as follows:
Series	Management Fee (annual rate as a percentage of average daily net assets)
Nomura VIP Pathfinder Moderate – Managed Volatility Series	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.

Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.

Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.

The Pathfinder Series pay no management fees.
DMC uses all of the management fee it receives from the Managed Volatility Series to pay Securian Asset Management Inc. (Securian AM). Accordingly, Securian AM receives a fee based on the average daily net assets of the Managed Volatility Series.
Effective April 30, 2026, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding the following percentages of the Series’ average daily net assets through April 29, 2027. Prior to April 30, 2026, Nomura VIP Pathfinder Conservative Series had no expense limitation. Prior to April 30, 2026, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual series operating expenses from exceeding 0.24% of the Managed Volatility Series’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
    31

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Series	Operating expense limitation as a percentage of average daily net assets Service Class Shares
Nomura VIP Pathfinder Conservative Series	0.14%*
Nomura VIP Pathfinder Moderate – Managed Volatility Series	0.16%**
Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series	0.16%**
Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series	0.16%**
*	Effective April 30, 2026. Prior to April 30, 2026, the Series had no expense limitation.
**	Effective April 30, 2026. Prior to April 30, 2026, the amount for Service Class was 0.24%.
Securian AM serves as sub-advisor to the Managed Volatility Series. The sub-advisor makes investment decisions in accordance with the Series’ investment objectives, policies and restrictions under the supervision of DMC and the Board. DMC pays all applicable costs of the sub-advisor.
Pursuant to the terms of the relevant sub-advisory agreement, an investment sub-advisory fee is paid by DMC to each sub-advisor.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended
June 30, 2026, each Series paid for these services as follows:
Series	Fees
Nomura VIP Pathfinder Aggressive Series	$3,094
Nomura VIP Pathfinder Conservative Series	3,358
Nomura VIP Pathfinder Moderate Series	9,885
Nomura VIP Pathfinder Moderately Aggressive Series	11,695
Nomura VIP Pathfinder Moderately Conservative Series	4,462
Nomura VIP Pathfinder Moderate – Managed Volatility Series	9,538
Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series	3,042
Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series	2,423
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2026, each Series paid for these services as follows:
Series	Fees
Nomura VIP Pathfinder Aggressive Series	$1,865
Nomura VIP Pathfinder Conservative Series	2,301
Nomura VIP Pathfinder Moderate Series	13,051
Nomura VIP Pathfinder Moderately Aggressive Series	16,032
Nomura VIP Pathfinder Moderately Conservative Series	4,119
    32

Series	Fees
Nomura VIP Pathfinder Moderate – Managed Volatility Series	$12,480
Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series	1,779
Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series	759
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to each Series. Sub-transfer agency fees are paid by each Series and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, each Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Series. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended June 30, 2026, each Series paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Series	Fees
Nomura VIP Pathfinder Aggressive Series	$531
Nomura VIP Pathfinder Conservative Series	685
Nomura VIP Pathfinder Moderate Series	3,858
Nomura VIP Pathfinder Moderately Aggressive Series	4,712
Nomura VIP Pathfinder Moderately Conservative Series	1,220
Nomura VIP Pathfinder Moderate – Managed Volatility Series	4,474
Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series	1,332
Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series	824
Trustees’ fees include expenses accrued by each Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of a Series, a Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
    33

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
An affiliated issuer includes any company in which a Series held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Series is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the transactions in affiliated companies during the six months ended June 30, 2026 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Nomura VIP Pathfinder Aggressive Series
Affiliated Mutual Funds—77.70%
Nomura VIP Core Equity Series Service Class
	$11,870,470	$2,328,966	$(1,718,574)	$224,007	$(528,007)	$12,176,862	900,655	$18,404	$1,521,566
Nomura VIP Corporate Bond Series Service Class
	4,217,822	723,138	(564,909)	(18,023)	(170,247)	4,187,781	934,773	233,368	—
Nomura VIP Growth and Income Series Standard Class
	7,143,834	843,606	(3,675,679)	999,928	(335,662)	4,976,027	118,987	134,303	475,825
Nomura VIP High Income Series Standard Class
	125,391	17,075	(10,093)	405	(8,472)	124,306	45,202	8,421	—
Nomura VIP International Core Equity Series Standard Class
	13,758,934	2,340,545	(2,320,585)	342,764	(485,472)	13,636,186	715,060	115,076	1,294,574
Nomura VIP Limited-Term Bond Series Service Class
	498,678	69,569	(57,332)	481	(18,370)	493,026	108,596	21,676	—
Nomura VIP Science and Technology Series Service Class
	3,216,290	25,983	(3,770,434)	641,001	(112,840)	—	—	—	—
Nomura VIP Smid Cap Core Series Service Class
	1,974,719	843,787	(384,567)	64,658	287,788	2,786,385	178,386	3,485	133,715
Nomura VIP Value Series Service Class
	1,708,297	167,960	(797,179)	(268,293)	354,588	1,165,373	251,700	22,855	—
	44,514,435	7,360,629	(13,299,352)	1,986,928	(1,016,694)	39,545,946		557,588	3,425,680
Affiliated Exchange-Traded Funds—22.11%
Nomura Focused International Core ETF
	1,373,845	525,434	(58,834)	4,143	124,560	1,969,148	68,873	—	—
Nomura Focused Large Growth ETF
	4,018,821	1,386,123	(615,014)	(52,345)	(266,227)	4,471,358	162,654	—	—
Nomura Transformational Technologies ETF
	—	3,986,094	—	—	824,311	4,810,405	142,566	—	—
	5,392,666	5,897,651	(673,848)	(48,202)	682,644	11,250,911		—	—
Total	$49,907,101	$13,258,280	$(13,973,200)	$1,938,726	$(334,050)	$50,796,857		$557,588	$3,425,680

    34

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Nomura VIP Pathfinder Conservative Series
Affiliated Mutual Funds—84.15%
Nomura VIP Core Equity Series Service Class
	$9,854,826	$1,742,305	$(1,561,286)	$100,908	$(336,345)	$9,800,408	724,882	$14,986	$1,239,021
Nomura VIP Corporate Bond Series Service Class
	18,913,470	2,349,796	(2,234,643)	(94,239)	(733,636)	18,200,748	4,062,667	1,026,173	—
Nomura VIP Growth and Income Series Standard Class
	5,973,372	641,437	(3,912,013)	955,672	(411,811)	3,246,657	77,634	110,780	392,483
Nomura VIP High Income Series Standard Class
	779,219	86,445	(72,451)	(5,329)	(44,080)	743,804	270,474	51,489	—
Nomura VIP International Core Equity Series Standard Class
	5,713,486	852,368	(1,023,353)	152,600	(204,815)	5,490,286	287,902	46,854	527,091
Nomura VIP Limited-Term Bond Series Service Class
	11,087,257	1,211,057	(1,284,774)	(13,979)	(376,886)	10,622,675	2,339,796	473,831	—
Nomura VIP Science and Technology Series Service Class
	2,671,879	16,628	(3,124,550)	524,914	(88,871)	—	—	—	—
Nomura VIP Smid Cap Core Series Service Class
	1,600,654	727,263	(371,836)	64,110	223,817	2,244,008	143,663	2,839	108,900
Nomura VIP Value Series Service Class
	1,379,248	93,800	(839,451)	(386,282)	457,454	704,769	152,218	18,063	—
	57,973,411	7,721,099	(14,424,357)	1,298,375	(1,515,173)	51,053,355		1,745,015	2,267,495
Affiliated Exchange-Traded Funds—15.67%
Nomura Focused International Core ETF
	578,933	213,638	(42,063)	2,962	50,423	803,893	28,117	—	—
Nomura Focused Large Growth ETF
	3,391,213	1,616,234	(542,327)	(48,137)	(225,638)	4,191,345	152,468	—	—
Nomura Transformational Technologies ETF
	—	3,793,654	—	—	715,540	4,509,194	133,639	—	—
	3,970,146	5,623,526	(584,390)	(45,175)	540,325	9,504,432		—	—
Total	$61,943,557	$13,344,625	$(15,008,747)	$1,253,200	$(974,848)	$60,557,787		$1,745,015	$2,267,495

    35

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Nomura VIP Pathfinder Moderate Series(1)
Affiliated Mutual Funds—81.03%
Nomura VIP Core Equity Series Service Class
	$69,631,750	$12,482,687	$(9,698,703)	$1,271,675	$(2,958,488)	$70,728,921	5,231,429	$105,741	$8,742,486
Nomura VIP Corporate Bond Series Service Class
	72,319,539	9,964,052	(8,036,739)	(435,871)	(2,725,058)	71,085,923	15,867,394	3,918,527	—
Nomura VIP Growth and Income Series Standard Class
	42,025,077	4,343,479	(23,511,637)	6,067,636	(2,207,877)	26,716,678	638,849	777,813	2,755,725
Nomura VIP High Income Series Standard Class
	2,650,359	279,039	(166,427)	(15,621)	(151,602)	2,595,748	943,908	174,449	—
Nomura VIP International Core Equity Series Standard Class
	64,555,628	9,528,892	(10,179,191)	1,531,122	(2,114,393)	63,322,058	3,320,506	528,671	5,947,396
Nomura VIP Limited-Term Bond Series Service Class
	29,059,215	3,561,976	(3,160,997)	(66,805)	(955,043)	28,438,346	6,263,953	1,240,226	—
Nomura VIP Science and Technology Series Service Class
	18,866,861	17,077	(21,948,920)	3,712,859	(647,877)	—	—	—	—
Nomura VIP Smid Cap Core Series Service Class
	11,465,615	4,830,157	(2,150,321)	346,303	1,693,886	16,185,640	1,036,213	20,027	768,289
Nomura VIP Value Series Service Class
	9,898,432	711,987	(5,013,452)	(2,098,675)	2,600,487	6,098,779	1,317,231	129,750	—
	320,472,476	45,719,346	(83,866,387)	10,312,623	(7,465,965)	285,172,093		6,895,204	18,213,896
Affiliated Exchange-Traded Funds—18.74%
Nomura Focused International Core ETF
	6,541,369	2,451,064	(422,395)	29,742	575,930	9,175,710	320,930	—	—
Nomura Focused Large Growth ETF
	23,864,379	9,138,948	(3,757,113)	(338,400)	(1,558,453)	27,349,361	994,884	—	—
Nomura Transformational Technologies ETF
	—	24,556,318	—	—	4,866,897	29,423,215	872,016	—	—
	30,405,748	36,146,330	(4,179,508)	(308,658)	3,884,374	65,948,286		—	—
Total	$350,878,224	$81,865,676	$(88,045,895)	$10,003,965	$(3,581,591)	$351,120,379		$6,895,204	$18,213,896
(1) The Nomura VIP Pathfinder Moderate Series does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Series within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At June 30, 2026, the Series was the owner of record of 10.36%, 10.32%, 18.23%, and 22.04% of the Nomura Focused Large Growth ETF, Nomura Transformational Technologies ETF, Nomura VIP Corporate Bond Series, and Nomura VIP Limited-Term Bond Series, respectively.

    36

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Nomura VIP Pathfinder Moderately Aggressive Series(1)
Affiliated Mutual Funds—79.46%
Nomura VIP Core Equity Series Service Class
	$93,744,316	$17,237,401	$(12,516,289)	$1,641,154	$(3,996,387)	$96,110,195	7,108,743	$143,585	$11,871,270
Nomura VIP Corporate Bond Series Service Class
	66,272,613	9,983,978	(7,581,676)	(268,031)	(2,652,545)	65,754,339	14,677,308	3,622,014	—
Nomura VIP Growth and Income Series Standard Class
	56,709,402	6,012,492	(29,841,694)	7,901,445	(2,637,243)	38,144,402	912,109	1,052,492	3,728,887
Nomura VIP High Income Series Standard Class
	2,166,365	212,798	(103,374)	(2,458)	(135,864)	2,137,467	777,260	144,129	—
Nomura VIP International Core Equity Series Standard Class
	98,750,227	15,290,695	(15,278,281)	2,258,978	(3,208,822)	97,812,797	5,129,145	815,848	9,178,065
Nomura VIP Limited-Term Bond Series Service Class
	16,073,186	2,134,239	(1,762,327)	(22,939)	(547,177)	15,874,982	3,496,692	691,704	—
Nomura VIP Science and Technology Series Service Class
	25,193,559	33,008	(29,324,552)	4,970,586	(872,601)	—	—	—	—
Nomura VIP Smid Cap Core Series Service Class
	15,310,619	6,900,550	(2,767,399)	448,273	2,323,568	22,215,611	1,422,254	27,468	1,053,784
Nomura VIP Value Series Service Class
	13,418,688	1,071,613	(6,379,397)	(2,487,451)	3,163,232	8,786,685	1,897,772	177,328	—
	387,638,975	58,876,774	(105,554,989)	14,439,557	(8,563,839)	346,836,478		6,674,568	25,832,006
Affiliated Exchange-Traded Funds—20.31%
Nomura Focused International Core ETF
	9,943,391	3,773,309	(514,554)	36,231	890,809	14,129,186	494,183	—	—
Nomura Focused Large Growth ETF
	32,206,724	11,626,030	(5,353,738)	(490,317)	(2,084,697)	35,904,002	1,306,075	—	—
Nomura Transformational Technologies ETF
	—	32,156,392	—	—	6,470,148	38,626,540	1,144,775	—	—
	42,150,115	47,555,731	(5,868,292)	(454,086)	5,276,260	88,659,728		—	—
Total	$429,789,090	$106,432,505	$(111,423,281)	$13,985,471	$(3,287,579)	$435,496,206		$6,674,568	$25,832,006
(1) The Nomura VIP Pathfinder Moderately Aggressive Series does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Series within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At June 30, 2026, the Series was the owner of record of 14.75%, 13.60%, 13.54%, 13.49%, 16.86%, 12.80%, 12.30%, and 10.18% of the Nomura Focused International Core ETF, Nomura Focused Large Growth ETF, Nomura Transformational Technologies ETF, Nomura VIP Core Equity Series, Nomura VIP Corporate Bond Series, Nomura VIP International Core Equity Series, Nomura VIP Limited-Term Bond Series, and Nomura VIP Smid Cap Core Series, respectively.

    37

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Nomura VIP Pathfinder Moderately Conservative Series(1)
Affiliated Mutual Funds—82.66%
Nomura VIP Core Equity Series Service Class
	$19,948,463	$3,566,717	$(3,287,461)	$345,831	$(809,273)	$19,764,277	1,461,855	$29,532	$2,441,609
Nomura VIP Corporate Bond Series Service Class
	28,637,608	3,836,709	(3,802,881)	(271,558)	(944,307)	27,455,571	6,128,476	1,512,597	—
Nomura VIP Growth and Income Series Standard Class
	12,005,437	1,267,376	(7,354,038)	1,830,063	(745,127)	7,003,711	167,473	216,183	765,919
Nomura VIP High Income Series Standard Class
	1,120,040	136,231	(117,516)	(16,448)	(52,741)	1,069,566	388,933	72,173	—
Nomura VIP International Core Equity Series Standard Class
	15,414,877	2,278,845	(2,826,478)	438,731	(562,864)	14,743,111	773,105	123,016	1,383,896
Nomura VIP Limited-Term Bond Series Service Class
	14,488,493	1,729,919	(1,892,416)	(47,865)	(448,528)	13,829,603	3,046,168	602,782	—
Nomura VIP Science and Technology Series Service Class
	5,462,997	15,638	(6,339,095)	1,045,910	(185,450)	—	—	—	—
Nomura VIP Smid Cap Core Series Service Class
	3,320,075	1,300,636	(722,550)	118,260	453,350	4,469,771	286,157	5,524	211,920
Nomura VIP Value Series Service Class
	2,816,023	200,104	(1,578,379)	(735,643)	878,797	1,580,902	341,447	35,963	—
	103,214,013	14,332,175	(27,920,814)	2,707,281	(2,416,143)	89,916,512		2,597,770	4,803,344
Affiliated Exchange-Traded Funds—17.12%
Nomura Focused International Core ETF
	1,566,710	571,626	(143,721)	10,120	132,814	2,137,549	74,763	—	—
Nomura Focused Large Growth ETF
	6,857,846	2,700,323	(1,087,786)	(86,615)	(442,897)	7,940,871	288,864	—	—
Nomura Transformational Technologies ETF
	—	7,138,512	—	—	1,404,524	8,543,036	253,190	—	—
	8,424,556	10,410,461	(1,231,507)	(76,495)	1,094,441	18,621,456		—	—
Total	$111,638,569	$24,742,636	$(29,152,321)	$2,630,786	$(1,321,702)	$108,537,968		$2,597,770	$4,803,344
(1) The Nomura VIP Pathfinder Moderately Conservative Series does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Series within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At June 30, 2026, the Series was the owner of record of 10.72% of the Nomura VIP Limited-Term Bond Series.

    38

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Nomura VIP Pathfinder Moderate – Managed Volatility Series(1)
Affiliated Mutual Funds—79.52%
Nomura VIP Core Equity Series Service Class
	$65,294,553	$11,931,884	$(10,650,318)	$915,254	$(2,427,208)	$65,064,165	4,812,438	$97,963	$8,099,349
Nomura VIP Corporate Bond Series Service Class
	67,821,889	9,773,303	(9,278,407)	(624,403)	(2,292,953)	65,399,429	14,598,087	3,630,627	—
Nomura VIP Growth and Income Series Standard Class
	39,389,309	4,330,869	(22,770,453)	5,673,506	(2,068,318)	24,554,913	587,157	725,050	2,568,788
Nomura VIP High Income Series Standard Class
	2,492,700	263,356	(217,118)	(22,123)	(133,701)	2,383,114	866,587	162,429	—
Nomura VIP International Core Equity Series Standard Class
	60,529,942	9,327,289	(11,101,824)	1,680,209	(2,198,085)	58,237,531	3,053,882	489,729	5,509,319
Nomura VIP Limited-Term Bond Series Service Class
	27,266,516	3,492,426	(3,668,267)	(76,101)	(869,205)	26,145,369	5,758,892	1,149,719	—
Nomura VIP Science and Technology Series Service Class
	17,676,656	114,554	(20,662,000)	3,477,898	(607,108)	—	—	—	—
Nomura VIP Smid Cap Core Series Service Class
	10,738,063	4,657,595	(2,418,081)	394,046	1,510,409	14,882,032	952,755	18,548	711,569
Nomura VIP Value Series Service Class
	9,276,687	762,178	(4,894,145)	(2,147,431)	2,620,599	5,617,888	1,213,367	120,160	—
	300,486,315	44,653,454	(85,660,613)	9,270,855	(6,465,570)	262,284,441		6,394,225	16,889,025
Affiliated Exchange-Traded Funds—18.51%
Nomura Focused International Core ETF
	6,168,561	2,266,295	(516,348)	35,300	528,770	8,482,578	296,687	—	—
Nomura Focused Large Growth ETF
	22,454,827	8,388,970	(3,762,424)	(327,338)	(1,439,951)	25,314,084	920,847	—	—
Nomura Transformational Technologies ETF
	—	22,710,300	—	—	4,523,322	27,233,622	807,123	—	—
	28,623,388	33,365,565	(4,278,772)	(292,038)	3,612,141	61,030,284		—	—
Total	$329,109,703	$78,019,019	$(89,939,385)	$8,978,817	$(2,853,429)	$323,314,725		$6,394,225	$16,889,025
(1) The Nomura VIP Pathfinder Moderate – Managed Volatility Series does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Series within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At June 30, 2026, the Series was the owner of record of 16.77% and 20.26% of the Nomura VIP Corporate Bond Series and Nomura VIP Limited-Term Bond Series, respectively.

    39

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series
Affiliated Mutual Funds—78.15%
Nomura VIP Core Equity Series Service Class
	$10,279,428	$2,131,228	$(1,758,894)	$123,155	$(362,852)	$10,412,065	770,123	$15,556	$1,286,102
Nomura VIP Corporate Bond Series Service Class
	7,269,618	1,256,110	(1,084,192)	(59,771)	(256,051)	7,125,714	1,590,561	392,523	—
Nomura VIP Growth and Income Series Standard Class
	6,217,882	772,348	(3,432,725)	863,686	(289,636)	4,131,555	98,794	113,910	403,571
Nomura VIP High Income Series Standard Class
	238,209	27,440	(20,436)	(1,579)	(13,320)	230,314	83,750	15,555	—
Nomura VIP International Core Equity Series Standard Class
	10,830,178	1,908,345	(2,054,249)	308,884	(395,031)	10,598,127	555,749	88,399	994,467
Nomura VIP Limited-Term Bond Series Service Class
	1,764,641	276,477	(252,362)	(4,180)	(57,616)	1,726,960	380,388	75,051	—
Nomura VIP Science and Technology Series Service Class
	2,760,612	32,955	(3,243,230)	545,431	(95,768)	—	—	—	—
Nomura VIP Smid Cap Core Series Service Class
	1,679,754	801,426	(377,897)	57,583	244,456	2,405,322	153,990	2,975	114,132
Nomura VIP Value Series Service Class
	1,472,500	149,001	(745,796)	(324,401)	398,401	949,705	205,120	19,238	—
	42,512,822	7,355,330	(12,969,781)	1,508,808	(827,417)	37,579,762		723,207	2,798,272
Affiliated Exchange-Traded Funds—19.90%
Nomura Focused International Core ETF
	1,099,366	407,067	(80,462)	5,614	95,660	1,527,245	53,417	—	—
Nomura Focused Large Growth ETF
	3,564,580	1,183,508	(592,618)	(54,451)	(225,314)	3,875,705	140,986	—	—
Nomura Transformational Technologies ETF
	—	3,468,762	—	—	700,823	4,169,585	123,574	—	—
	4,663,946	5,059,337	(673,080)	(48,837)	571,169	9,572,535		—	—
Total	$47,176,768	$12,414,667	$(13,642,861)	$1,459,971	$(256,248)	$47,152,297		$723,207	$2,798,272

    40

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series
Affiliated Mutual Funds—81.05%
Nomura VIP Core Equity Series Service Class
	$3,645,485	$601,276	$(752,055)	$39,339	$(115,956)	$3,418,089	252,817	$5,146	$425,489
Nomura VIP Corporate Bond Series Service Class
	5,234,618	728,055	(1,002,436)	(128,781)	(81,762)	4,749,694	1,060,200	263,675	—
Nomura VIP Growth and Income Series Standard Class
	2,195,420	257,909	(1,437,295)	328,250	(132,062)	1,212,222	28,987	38,070	134,880
Nomura VIP High Income Series Standard Class
	204,329	25,120	(33,561)	(5,283)	(6,752)	183,853	66,856	12,544	—
Nomura VIP International Core Equity Series Standard Class
	2,817,586	419,608	(667,097)	102,265	(119,939)	2,552,423	133,845	21,441	241,210
Nomura VIP Limited-Term Bond Series Service Class
	2,647,733	333,965	(503,787)	(15,529)	(70,450)	2,391,932	526,857	105,054	—
Nomura VIP Science and Technology Series Service Class
	997,470	5,952	(1,157,664)	188,060	(33,818)	—	—	—	—
Nomura VIP Smid Cap Core Series Service Class
	607,298	232,782	(168,823)	25,281	75,845	772,383	49,448	963	36,941
Nomura VIP Value Series Service Class
	515,438	44,185	(314,182)	(145,905)	172,367	271,903	58,726	6,276	—
	18,865,377	2,648,852	(6,036,900)	387,697	(312,527)	15,552,499		453,169	838,520
Affiliated Exchange-Traded Funds—17.07%
Nomura Focused International Core ETF
	290,182	98,157	(42,574)	2,792	22,668	371,225	12,984	—	—
Nomura Focused Large Growth ETF
	1,243,170	491,207	(237,874)	(20,760)	(77,134)	1,398,609	50,877	—	—
Nomura Transformational Technologies ETF
	—	1,257,164	—	—	247,475	1,504,639	44,593	—	—
	1,533,352	1,846,528	(280,448)	(17,968)	193,009	3,274,473		—	—
Total	$20,398,729	$4,495,380	$(6,317,348)	$369,729	$(119,518)	$18,826,972		$453,169	$838,520
3. Investments
For the six months ended June 30, 2026, each Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Series	Purchases	Sales
Nomura VIP Pathfinder Aggressive Series	$13,258,280	$13,973,200
Nomura VIP Pathfinder Conservative Series	13,344,625	15,008,747
Nomura VIP Pathfinder Moderate Series	81,865,676	88,045,895
Nomura VIP Pathfinder Moderately Aggressive Series	106,432,505	111,423,281
Nomura VIP Pathfinder Moderately Conservative Series	24,742,636	29,152,321
Nomura VIP Pathfinder Moderate – Managed Volatility Series	78,019,019	89,939,385
Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series	12,414,667	13,642,861
Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series	4,495,380	6,317,348
    41

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Series were as follows:
Series	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Nomura VIP Pathfinder Aggressive Series	$50,090,272	$3,305,297	$(2,473,791)	$831,506
Nomura VIP Pathfinder Conservative Series	67,001,983	1,860,187	(8,154,151)	(6,293,964)
Nomura VIP Pathfinder Moderate Series	367,137,578	17,145,333	(32,292,271)	(15,146,938)
Nomura VIP Pathfinder Moderately Aggressive Series	442,667,900	24,946,295	(31,039,722)	(6,093,427)
Nomura VIP Pathfinder Moderately Conservative Series	116,350,101	4,315,097	(11,858,479)	(7,543,382)
Nomura VIP Pathfinder Moderate – Managed Volatility Series	344,534,757	15,377,973	(30,822,140)	(15,444,167)
Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series	49,320,924	2,493,904	(3,800,168)	(1,306,264)
Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series	20,842,802	666,141	(2,369,498)	(1,703,357)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2025, certain Series had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Nomura VIP Pathfinder Conservative Series	$ —	$1,023,934	$ 1,023,934
Nomura VIP Pathfinder Moderate – Managed Volatility Series	—	6,092,553	6,092,553
Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series	—	3,414,333	3,414,333
Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series	—	2,078,455	2,078,455
US GAAP defines fair value as the price that each Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Series’ investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
    42

Level 3 investments are valued using significant unobservable inputs. Each Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Series’ investments by fair value hierarchy levels as of June 30, 2026:
Nomura VIP Pathfinder Aggressive Series
Level 1
Securities
Assets:
Affiliated Exchange-Traded Funds	$11,250,911
Affiliated Mutual Funds	39,545,946
Short-Term Investments	124,921
Total Value of Securities	$50,921,778
Nomura VIP Pathfinder Conservative Series
Level 1
Securities
Assets:
Affiliated Exchange-Traded Funds	$9,504,432
Affiliated Mutual Funds	51,053,355
Short-Term Investments	150,232
Total Value of Securities	$60,708,019
Nomura VIP Pathfinder Moderate Series
Level 1
Securities
Assets:
Affiliated Exchange-Traded Funds	$65,948,286
Affiliated Mutual Funds	285,172,093
Short-Term Investments	870,261
Total Value of Securities	$351,990,640

    43

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
Nomura VIP Pathfinder Moderately Aggressive Series
Level 1
Securities
Assets:
Affiliated Exchange-Traded Funds	$88,659,728
Affiliated Mutual Funds	346,836,478
Short-Term Investments	1,078,267
Total Value of Securities	$436,574,473
Nomura VIP Pathfinder Moderately Conservative Series
Level 1
Securities
Assets:
Affiliated Exchange-Traded Funds	$18,621,456
Affiliated Mutual Funds	89,916,512
Short-Term Investments	268,751
Total Value of Securities	$108,806,719
Nomura VIP Pathfinder Moderate – Managed Volatility Series
Level 1
Securities
Assets:
Affiliated Exchange-Traded Funds	$61,030,284
Affiliated Mutual Funds	262,284,441
Short-Term Investments	5,880,128
Total Value of Securities	$329,194,853

Derivatives[1]
Liabilities:
Futures Contracts	$(104,263)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

    44

Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series
Level 1
Securities
Assets:
Affiliated Exchange-Traded Funds	$9,572,535
Affiliated Mutual Funds	37,579,762
Short-Term Investments	873,627
Total Value of Securities	$48,025,924

Derivatives[1]
Liabilities:
Futures Contracts	$(11,264)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series
Level 1
Securities
Assets:
Affiliated Exchange-Traded Funds	$3,274,473
Affiliated Mutual Funds	15,552,499
Short-Term Investments	321,282
Total Value of Securities	$19,148,254

Derivatives[1]
Liabilities:
Futures Contracts	$(8,809)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended June 30, 2026, there were no transfers into or out of Level 3 investments. Each Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Series’ net assets. As of June 30, 2026, there were no Level 3 investments.
    45

Notes to financial statements
Ivy Variable Insurance Portfolios
4. Capital Shares
Transactions in capital shares were as follows:
	Nomura VIP Pathfinder Aggressive Series		Nomura VIP Pathfinder Conservative Series		Nomura VIP Pathfinder Moderate Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/26	12/31/25	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Service Class	242,208	232,139	116,964	247,250	161,664	218,594

Shares issued upon reinvestment of dividends and distributions:
Service Class	380,860	204,852	460,490	474,354	2,529,546	2,178,298
	623,068	436,991	577,454	721,604	2,691,210	2,396,892
Shares redeemed:
Service Class	(1,214,923)	(1,633,860)	(1,324,260)	(3,069,792)	(6,829,134)	(16,639,377)
Net decrease	(591,855)	(1,196,869)	(746,806)	(2,348,188)	(4,137,924)	(14,242,485)
	Nomura VIP Pathfinder Moderately Aggressive Series		Nomura VIP Pathfinder Moderately Conservative Series		Nomura VIP Pathfinder Moderate – Managed Volatility Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/26	12/31/25	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Service Class	293,798	497,451	175,400	278,233	230,693	1,119,762

Shares issued upon reinvestment of dividends and distributions:
Service Class	2,890,558	2,358,162	902,866	820,468	1,881,014	2,064,470
	3,184,356	2,855,613	1,078,266	1,098,701	2,111,707	3,184,232
Shares redeemed:
Service Class	(8,078,673)	(21,240,578)	(2,680,832)	(5,149,889)	(7,155,790)	(19,024,818)
Net decrease	(4,894,317)	(18,384,965)	(1,602,566)	(4,051,188)	(5,044,083)	(15,840,586)

    46

	Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series		Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series
	Six months ended	Year ended	Six months ended	Year ended
	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Service Class	122,166	198,341	73,611	613,028

Shares issued upon reinvestment of dividends and distributions:
Service Class	215,141	259,338	189,591	195,373
	337,307	457,679	263,202	808,401
Shares redeemed:
Service Class	(980,619)	(2,874,645)	(898,520)	(2,128,604)
Net decrease	(643,312)	(2,416,966)	(635,318)	(1,320,203)
5. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 5) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended June 30, 2026.
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2026, Nomura VIP Pathfinder Moderate – Managed Volatility Series, Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series, and Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series posted $663,785, $76,911, and $54,132, respectively, in cash as collateral for open futures contracts, which is included in “Cash collateral due from broker on futures contracts” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
    47

Notes to financial statements
Ivy Variable Insurance Portfolios
6. Derivatives (continued)
During the six months ended June 30, 2026, the Managed Volatility Series invested in futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
During the six months ended June 30, 2026, the Managed Volatility Series experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the “Statements of assets and liabilities” and “Statements of operations.”
The table below summarizes the average daily balance of derivative holdings by each Series during the six months ended June 30, 2026:
	Short Derivative Volume
	Nomura VIP Pathfinder Moderate – Managed Volatility Series	Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series	Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series
Futures contracts (average notional amount)	$15,635,428	$2,135,505	$916,533
7. Securities Lending
Each Series, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Series or, at the discretion of the lending agent, replace the loaned securities. Each Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Series, the security lending agent, and the borrower. Each Series records security lending income net of allocations to the security lending agent and the borrower.
    48

Each Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Series’ cash collateral account may be less than the amount each Series would be required to return to the borrowers of the securities and each Series would be required to make up for this shortfall.
During the six months ended June 30, 2026, each Series had no securities out on loan.
8. Credit and Market Risks
Because each Series invests substantially all of its assets in Ivy Variable Insurance Portfolios mutual funds, the risks associated with investing in the Series are closely related to the risks associated with the securities and other investments held by the Underlying Funds.
Certain Underlying Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Underlying Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default and are not obligated to dispose of securities whose issuers subsequently default.
In the normal course of business, the Underlying Funds may invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Underlying Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Underlying Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Underlying Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Underlying Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Underlying Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties.
Certain Underlying Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument.
If an Underlying Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying Funds, or, in the case of hedging positions, that the Underlying Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by US or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
9. Contractual Obligations
Each Series enters into contracts in the normal course of business that contain a variety of indemnifications. Each Series’ maximum exposure under these arrangements is unknown. However, each Series has not had prior claims or losses pursuant to these contracts. Management has reviewed each Series’ existing contracts and expects the risk of loss to be remote.
    49

Notes to financial statements
Ivy Variable Insurance Portfolios
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2026, that would require recognition or disclosure in the Series’ financial statements.
    50

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    51

(5779450)
SA-VIPPF-0826

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Ivy Variable Insurance Portfolios

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	August 31, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Principal Financial Officer
Date:	August 31, 2026